UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments.

The schedule of investments as of February 28, 2005 is filed herewith.

ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 55.49%
Advertising - 0.03%

Interpublic Group of Cos., Inc.+	1,250	16,425
Omnicom Group, Inc.	550	50,089

		66,514

Aerospace/Defense - 0.97%

Boeing Co.	5,574	306,403
General Dynamics Corp.	3,207	337,858
Goodrich Corp.	442	16,367
Honeywell International, Inc.	3,983	151,235
L-3 Communications Holdings, Inc.	340	24,514
Lockheed Martin Corp.	10,700	633,654
Northrop Grumman Corp.	1,706	90,247
Raytheon Co.	2,460	94,070
Rockwell Collins, Inc.	530	24,407
United Technologies Corp.	2,340	233,719

		1,912,474

Airlines - 0.09%

Delta Air Lines, Inc.+	420	1,949
SkyWest, Inc.	8,245	140,742
Southwest Airlines Co.	2,320	32,132

		174,823

Apparel & Products - 0.42%

Coach, Inc.+	560	31,097
Jones Apparel Group, Inc.	8,794	279,385
Liz Claiborne, Inc.	320	13,536
Nike, Inc., Class B	4,071	353,974
Reebok International, Ltd.	2,190	96,710
TJX Cos., Inc.	1,430	34,921
VF Corp.	504	30,119

		839,742

Appliances/Furnishings - 0.02%

Leggett & Platt, Inc.	560	15,495
Maytag Corp.	240	3,658
Whirlpool Corp.	252	16,065

		35,218

Automotive - 0.73%

Advance Auto Parts, Inc.+	4,391	221,219
AutoNation, Inc.+	1,110	21,678
AutoZone, Inc.+	2,270	219,963
Cooper Tire & Rubber Co.	220	4,257
Danaher Corp.	8,580	464,779
Delphi Corp.	1,748	12,009
Ford Motor Co.	8,760	110,814
General Motors Corp.	9,990	356,343
Genuine Parts Co.	697	30,166
Goodyear Tire & Rubber Co.+	520	7,519
Visteon Corp.	380	2,550

		1,451,297

Banks - 3.74%

AmSouth Bancorp.	1,700	42,466
Bank of America Corp.	45,260	2,111,379
Bank of New York Co., Inc.	10,232	309,518
BB&T Corp.	2,640	103,356
Comerica, Inc.	820	46,806
Compass Bancshares, Inc.	392	17,801
Fifth Third Bancorp	2,302	103,061
First Horizon National Corp.	590	25,105
Huntington Bancshares, Inc.	1,110	24,997
KeyCorp	1,950	64,350
M&T Bank Corp.	507	50,198
Marshall & Ilsley Corp.	941	38,101
Mellon Financial Corp.	2,030	58,220
National City Corp.	10,360	370,577
North Fork Bancorp., Inc.	1,935	55,747
Northern Trust Corp.	883	37,307
PNC Financial Services Group	1,350	71,064
Providian Financial Corp.+	880	15,092
Regions Financial Corp.	2,230	71,940
State Street Bank & Trust Co.	1,309	57,400
SunTrust Banks, Inc.	1,780	128,943
Synovus Financial Corp.	14,020	380,783
U.S. Bancorp	19,807	589,258
Wachovia Corp.	24,250	1,285,492
Wells Fargo & Co.	22,100	1,312,298
Zions Bancorp.	427	28,225

		7,399,484

Beverages - 1.36%

Anheuser-Busch Cos., Inc.	9,286	440,621
Brown-Forman Corp., Class B	6,432	327,389
Coca-Cola Co.	25,513	1,091,956
Coca-Cola Enterprises, Inc.	2,250	48,037
Molson Coors Brewing Co.	275	19,121
Pepsi Bottling Group, Inc.	7,305	198,842
PepsiCo, Inc.	10,439	562,245

		2,688,211

Broadcasting - 0.48%

Clear Channel Communications, Inc.	4,699	156,383
Comcast Corp., Class A+	23,352	760,108
Univision Communications, Inc., Class A+	960	25,334

		941,825

Building Materials - 0.07%

American Standard Cos., Inc.+	640	29,312
Masco Corp.	1,986	66,968
Sherwin-Williams Co.	605	26,802
Vulcan Materials Co.	442	25,574

		148,656

Chemical - 1.09%

Air Products & Chemicals, Inc.	1,090	68,256
Ashland, Inc.	340	22,199
Dow Chemical Co.	4,510	248,726
E.I. du Pont de Nemours and Co.	13,710	730,743
Eastman Chemical Co.	7,148	412,726
Ecolab, Inc.	5,350	169,648
Engelhard Corp.	590	17,848
Great Lakes Chemical Corp.	2,449	65,388
Hercules, Inc.+	720	10,325
Monsanto Co.	1,271	74,709
PPG Industries, Inc.	2,790	200,740
Praxair, Inc.	1,389	62,269
Rohm & Haas Co.	1,080	52,024
Sigma-Aldrich Corp.	304	18,729

		2,154,330

Commercial Services - 0.25%

Ball Corp.	389	17,272
Cendant Corp.	4,256	94,143
Cintas Corp.	510	22,328
Convergys Corp.+	420	6,296
Deluxe Corp.	4,480	174,899
Fluor Corp.	1,619	101,592
Moody’s Corp.	440	36,920
Paychex, Inc.	1,120	35,761

		489,211

Conglomerates - 3.15%

3M Co.	11,056	928,041
Eaton Corp.	618	43,105
General Electric Co.(6)	119,374	4,201,965
ITT Industries, Inc.	279	24,538
Loews Corp.	862	61,443
Textron, Inc.	633	48,963
Tyco International, Ltd.	27,524	921,503

		6,229,558

Drugs - 2.62%

Abbott Laboratories	8,410	386,776
Allergan, Inc.	4,328	325,379
Bristol-Myers Squibb Co.	11,832	296,155
Caremark Rx, Inc.+	2,700	103,356
Eli Lilly & Co.	9,399	526,344
Forest Laboratories, Inc.+	5,871	250,692
King Pharmaceuticals, Inc.+	720	6,876
Merck & Co., Inc.	8,762	277,755
Mylan Laboratories, Inc.	800	14,080
Pfizer, Inc.	74,447	1,957,212
Schering-Plough Corp.	7,420	140,609
Watson Pharmaceuticals, Inc.+	320	10,157
Wyeth	21,664	884,324

		5,179,715

Electronics/Electrical Equipment - 0.93%

Agilent Technologies, Inc.+	5,460	131,040
American Power Conversion Corp.	570	12,551
Applera Corp. - Applied Biosystems Group	580	11,913
Comverse Technology, Inc.+	590	13,694
Emerson Electric Co.	7,162	474,984
Fisher Scientific International, Inc.+	350	21,228
Jabil Circuit, Inc.+	13,332	342,766
JDS Uniphase Corp.+	4,290	8,151
Johnson Controls, Inc.	863	51,003
Millipore Corp.+	150	6,789
Molex, Inc.	5,010	125,901
NVIDIA Corp.+	500	14,495
Parker Hannifin Corp.	497	32,703
Perkinelmer, Inc.	380	8,428
Pitney Bowes, Inc.	680	31,185
PMC-Sierra, Inc.+	530	5,274
Power-One, Inc.+	250	1,455
Sanmina-SCI Corp.+	8,850	49,117
Solectron Corp.+	2,890	14,306
Symbol Technologies, Inc.	710	12,588
Tektronix, Inc.	270	7,808
Thermo Electron Corp.+	6,370	174,920
W. W. Grainger, Inc.	270	16,951
Waters Corp.+	3,300	161,205
Xerox Corp.+	6,944	108,326

		1,838,781

Finance Companies - 0.35%

MBNA Corp.	19,518	495,172
SLM Corp.	4,170	203,496

		698,668

Financial Services - 4.55%

American Express Co.	10,420	564,243
Bear Stearns Cos., Inc.	466	46,367
Capital One Financial Corp.	2,903	222,602
Charles Schwab Corp.	11,720	123,060
CIT Group, Inc.	847	34,176
Citigroup, Inc.	63,529	3,031,604
Countrywide Financial Corp.	2,497	86,771
E*TRADE Group, Inc.+	1,110	14,730
Equifax, Inc.	400	12,156
Fannie Mae	6,590	385,251
Federated Investors, Inc., Class B	320	9,453

Franklin Resources, Inc.	740	51,941
Freddie Mac	6,370	394,940
Goldman Sachs Group, Inc.	6,769	736,467
H & R Block, Inc.	490	26,117
Janus Capital Group, Inc.	8,260	115,888
JPMorgan Chase & Co.	39,842	1,456,225
Lehman Brothers Holdings, Inc.	1,170	106,681
Merrill Lynch & Co., Inc.	9,925	581,406
Morgan Stanley	11,444	646,243
Piper Jaffray Cos.+	3,504	138,583
Principal Financial Group, Inc.	5,275	205,830
T. Rowe Price Group, Inc.	380	23,328

		9,014,062

Foods - 0.53%

Archer-Daniels-Midland Co.	2,704	65,166
Campbell Soup Co.	16,395	454,141
ConAgra Foods, Inc.	2,460	67,207
General Mills, Inc.	1,668	87,353
H J Heinz Co.	1,620	60,977
Hershey Foods Corp.	730	45,990
Kellogg Co.	1,636	71,984
McCormick & Co., Inc.	400	15,196
Sara Lee Corp.	3,117	69,821
Sysco Corp.	1,900	65,398
Wm. Wrigley Jr. Co.	660	43,930

		1,047,163

Freight - 0.45%

FedEx Corp.	890	87,024
Ryder System, Inc.	190	8,068
United Parcel Service, Inc., Class B	10,390	805,121

		900,213

Hardware & Tools - 0.18%

Black & Decker Corp.	4,060	336,655
Snap-on, Inc.	170	5,627
Stanley Works	240	11,100

		353,382

Healthcare - 0.34%

Bausch & Lomb, Inc.	160	11,327
Health Management Associates, Inc., Class A	730	16,768
Laboratory Corp. of America Holdings+	410	19,635
Manor Care, Inc.	2,090	71,206
McKesson Corp.	4,480	167,283
Medco Health Solutions, Inc.+	8,774	389,741

		675,960

Heavy Duty Trucks/Parts - 0.08%

Dana Corp.	5,810	83,780
Navistar International Corp.+	313	12,351
PACCAR, Inc.	743	55,918

		152,049

Home Builders - 0.04%

Centex Corp.	395	25,118
KB Home	163	20,343
Pulte Homes, Inc.	418	32,612

		78,073

Hospital Management - 0.06%

HCA, Inc.	2,153	101,643
Tenet Healthcare Corp.+	1,747	19,060

		120,703

Hospital Supplies - 1.55%

AmerisourceBergen Corp.	3,100	185,690
Becton, Dickinson and Co.	2,690	161,050
Cardinal Health, Inc.	1,290	75,530
CR Bard, Inc.	310	20,615
Hospira, Inc.+	2,038	60,325
Johnson & Johnson	34,355	2,253,688
Medtronic, Inc.	3,920	204,310
St. Jude Medical, Inc.+	1,060	41,446
Stryker Corp.	1,200	59,592

		3,062,246

Household Products - 1.54%

Alberto-Culver Co., Class B	270	14,113
Avon Products, Inc.	4,570	195,459
Clorox Co.	450	27,018
Colgate-Palmolive Co.	6,179	326,993
Fortune Brands, Inc.	430	34,830
Gillette Co.	6,340	318,585
International Flavors & Fragrances, Inc.	280	11,561
Kimberly-Clark Corp.	2,100	138,558
Newell Rubbermaid, Inc.	1,148	25,589
Procter & Gamble Co.	36,734	1,950,208

		3,042,914

Human Resources - 0.01%

Robert Half International, Inc.	520	15,168

Information Processing - Hardware - 2.21%

Apple Computer, Inc.+	9,498	426,080
Dell, Inc.+	27,099	1,086,399
EMC Corp.+	20,170	255,352
Gateway, Inc.+	1,110	5,217
Hewlett-Packard Co.	35,566	739,773
International Business Machines Corp.	16,735	1,549,326

Lexmark International, Inc., Class A+	380	30,450
Network Appliance, Inc.+	4,960	148,850
Sun Microsystems, Inc.+	33,723	142,311

		4,383,758

Information Processing - Services - 0.99%

Affiliated Computer Services, Inc., Class A+	380	19,646
Computer Sciences Corp.+	733	33,887
eBay, Inc.+	13,754	589,221
Electronic Data Systems Corp.	2,100	44,730
First Data Corp.	8,860	363,437
Fiserv, Inc.+	7,090	268,995
Monster Worldwide, Inc.+	350	10,098
NCR Corp.+	560	21,834
SunGard Data Systems, Inc.+	4,260	111,229
Symantec Corp.+	10,390	228,684
Unisys Corp.+	1,000	7,680
Yahoo!, Inc.+	7,920	255,578

		1,955,019

Information Processing - Software - 2.37%

Adobe Systems, Inc.	5,610	346,417
Autodesk, Inc.	680	20,210
Automatic Data Processing, Inc.	7,477	321,212
BMC Software, Inc.+	660	9,867
Citrix Systems, Inc.+	500	11,250
Computer Associates International, Inc.	1,740	47,137
Compuware Corp.+	1,150	7,774
IMS Health, Inc.	690	16,802
Intuit, Inc.+	2,010	86,028
Mercury Interactive Corp.+	2,167	99,422
Microsoft Corp.(6)	110,905	2,792,588
Novell, Inc.+	1,120	5,869
Oracle Corp.+	62,020	800,678
Parametric Technology Corp.+	800	4,600
Siebel Systems, Inc.+	1,510	12,880
VERITAS Software Corp.+	4,270	103,419

		4,686,153

Insurance - 3.11%

ACE, Ltd.	1,332	59,221
Aetna, Inc.	4,788	699,144
AFLAC, Inc.	7,920	303,574
Allstate Corp.	9,830	527,674
AMBAC Financial Group, Inc.	354	27,534
American International Group, Inc.(2)	25,250	1,686,700
Aon Corp.	1,438	35,245
Chubb Corp.	905	71,595
CIGNA Corp.	726	65,921
Cincinnati Financial Corp.	692	30,953
Hartford Financial Services Group, Inc.	5,798	417,166
Humana, Inc.+	5,540	184,316
Jefferson-Pilot Corp.	549	26,879
Lincoln National Corp.	793	37,152
Marsh & McLennan Cos., Inc.	1,599	52,207
MBIA, Inc.	654	38,324
MetLife, Inc.	7,942	325,940
MGIC Investment Corp.	400	25,096
Progressive Corp.	785	68,373
Prudential Financial, Inc.	2,062	117,534
Safeco Corp.	610	29,091
St. Paul Travelers Cos., Inc.	9,982	382,510
Torchmark Corp.	381	19,854
UnitedHealth Group, Inc.	5,470	498,645
UnumProvident Corp.	5,618	95,057
Wellpoint, Inc.	2,276	277,809
Xl Capital, Ltd., Class A	656	49,200

		6,152,714

Leisure & Tourism - 0.87%

Brunswick Corp.	290	13,526
Carnival Corp.	2,816	153,134
Darden Restaurants, Inc.	470	12,596
Electronic Arts, Inc.+	910	58,686
Harley-Davidson, Inc.	880	54,454
Harrah’s Entertainment, Inc.	330	21,645
Hasbro, Inc.	4,340	91,661
Hilton Hotels Corp.	1,150	24,219
International Game Technology	1,020	31,069
Marriott International, Inc., Class A	660	42,306
Mattel, Inc.	14,207	297,210
McDonald’s Corp.	22,268	736,625
Sabre Holdings Corp., Class A	1,120	23,610
Starbucks Corp.+	1,190	61,654
Starwood Hotels & Resorts Worldwide, Inc., Class B	610	34,916
Wendy’s International, Inc.	340	12,869
Yum! Brands, Inc.	870	42,439

		1,712,619

Machinery - 0.69%

Caterpillar, Inc.	1,181	112,254
Cooper Industries, Ltd., Class A	380	26,361
Cummins, Inc.	140	10,277
Deere & Co.	1,090	77,510
Dover Corp.	7,930	306,653
Illinois Tool Works, Inc.	1,033	92,712
Ingersoll-Rand Co., Class A	5,616	473,148
Pall Corp.	370	10,016
Rockwell Automation, Inc.	4,159	258,482

		1,367,413

Medical - Biomedical/Gene - 0.79%

Amgen, Inc.+	18,916	1,165,415
Biogen Idec, Inc.+	990	38,263

Genentech, Inc.+	2,103	99,262
Genzyme Corp.+	4,420	247,918
MedImmune, Inc.+	740	17,819

		1,568,677

Medical Technology - 0.34%

Baxter International, Inc.	1,830	65,258
Biomet, Inc.	750	31,665
Boston Scientific Corp.+	2,510	81,976
Chiron Corp.+	550	19,569
Guidant Corp.	5,020	368,418
Quest Diagnostics, Inc.	470	46,718
Zimmer Holdings, Inc.+	730	62,707

		676,311

Metals - 0.42%

Alcoa, Inc.	12,208	392,121
Allegheny Technologies, Inc.	290	7,137
Freeport-McMoRan Copper & Gold, Inc., Class B	1,890	79,040
Newmont Mining Corp.	5,569	250,716
Nucor Corp.	510	31,793
Phelps Dodge Corp.	448	47,690
United States Steel Corp.	492	30,681

		839,178

Multimedia - 1.54%

Gannett Co., Inc.	1,220	96,075
McGraw-Hill Cos., Inc.	560	51,436
Meredith Corp.	150	6,883
News Corp., Class A	11,905	198,099
Time Warner, Inc.+	71,846	1,237,907
Viacom, Inc., Class B	16,119	562,553
Walt Disney Co.	32,033	895,002

		3,047,955

Oil & Gas - 5.00%

Amerada Hess Corp.	3,530	354,412
Anadarko Petroleum Corp.	3,120	239,803
Apache Corp.	1,560	98,093
Baker Hughes, Inc.	4,240	200,467
BJ Services Co.	480	23,981
Burlington Resources, Inc.	1,870	92,808
ChevronTexaco Corp.	23,680	1,470,055
ConocoPhillips	8,770	972,505
Devon Energy Corp.	2,330	109,021
Dynegy, Inc., Class A+	1,130	4,701
El Paso Corp.	8,879	109,478
EOG Resources, Inc.	485	44,193
Exxon Mobil Corp.	65,290	4,133,510
Halliburton Co.	4,995	219,630
Kerr-McGee Corp.	6,590	511,779
Kinder Morgan, Inc.	494	39,604
Marathon Oil Corp.	1,660	78,584
Nabors Industries, Ltd.+	2,673	153,430
Noble Corp.+	400	22,828
Occidental Petroleum Corp.	1,890	132,810
Peoples Energy Corp.	180	7,700
Rowan Cos., Inc.+	6,170	195,466
Schlumberger, Ltd.	2,820	212,769
Sunoco, Inc.	248	24,577
Transocean, Inc.+	5,510	267,125
Unocal Corp.	1,260	68,166
Valero Energy Corp.	1,060	75,514
XTO Energy, Inc.	780	35,506

		9,898,515

Paper/Forest Products - 0.24%

Avery Dennison Corp.	400	24,280
Bemis Co., Inc.	337	10,056
Georgia-Pacific Corp.	3,470	124,261
International Paper Co.	2,330	87,025
Louisiana-Pacific Corp.	2,183	57,347
Meadwestvaco Corp.	877	27,503
Pactiv Corp.+	440	9,948
Plum Creek Timber Co., Inc.	550	20,653
Sealed Air Corp.+	250	13,068
Temple-Inland, Inc.	270	21,654
Weyerhaeuser Co.	1,150	76,969

		472,764

Photography - 0.02%

Eastman Kodak Co.	1,169	39,734

Pollution Control - 0.04%

Allied Waste Industries, Inc.+	1,044	8,581
Waste Management, Inc.	2,220	64,913

		73,494

Publishing - 0.12%

Dow Jones & Co., Inc.	240	8,904
Knight-Ridder, Inc.	355	23,252
New York Times Co., Class A	430	15,764
R. R. Donnelley & Sons Co.	650	21,587
Tribune Co.	4,210	171,473

		240,980

Railroads & Equipment - 0.46%

Burlington Northern Santa Fe Corp.	1,800	90,486
CSX Corp.	1,030	42,549
Norfolk Southern Corp.	19,562	702,080
Union Pacific Corp.	1,240	78,678

		913,793

Real Estate Investment Trusts - 0.11%

Apartment Investment & Management Co., Class A	280	10,713
Archstone-Smith Trust	653	22,091
Equity Office Properties Trust	1,930	58,228
Equity Residential	1,272	41,734

Prologis Trust	656	26,083
Simon Property Group, Inc.	948	58,738

		217,587

Retail - 3.24%

Albertson’s, Inc.	1,760	39,406
Bed Bath & Beyond, Inc.+	7,220	270,895
Best Buy Co., Inc.	960	51,859
Big Lots, Inc.+	330	3,851
Circuit City Stores, Inc.	580	9,065
Costco Wholesale Corp.	2,024	94,298
CVS Corp.	9,848	490,726
Dillard’s, Inc., Class A	240	5,592
Dollar General Corp.	970	20,593
Express Scripts, Inc., Class A+	220	16,564
Family Dollar Stores, Inc.	500	16,460
Federated Department Stores, Inc.	792	44,708
Gap, Inc.	2,898	61,814
Home Depot, Inc.	17,262	690,825
J.C. Penney Co., Inc.	8,163	363,172
Kohl’s Corp.+	3,670	175,683
Kroger Co.+	3,506	63,073
Limited Brands, Inc.	1,592	37,858
Lowe’s Cos., Inc.	2,300	135,194
May Department Stores Co.	1,235	42,620
Nordstrom, Inc.	420	22,579
Office Depot, Inc.+	1,016	19,558
OfficeMax, Inc.	323	10,197
RadioShack Corp.	3,410	100,800
Safeway, Inc.+	2,049	37,702
Sears, Roebuck and Co.	933	46,585
Staples, Inc.	13,840	436,237
SUPERVALU, Inc.	629	19,983
Target Corp.	7,950	404,019
Tiffany & Co.	430	12,965
Toys “R” Us, Inc.+	640	14,637
Wal-Mart Stores, Inc.	48,974	2,527,548
Walgreen Co.	3,040	130,203
Winn-Dixie Stores, Inc.	440	280

		6,417,549

Savings & Loan - 0.15%

Golden West Financial Corp.	1,217	75,320
Sovereign Bancorp, Inc.	1,697	38,929
Washington Mutual, Inc.	4,180	175,393

		289,642

Schools - 0.08%

Apollo Group, Inc., Class A+	2,260	166,426

Semiconductors - 1.53%

Advanced Micro Devices, Inc.+	1,150	20,068
Altera Corp.+	1,110	23,021
Analog Devices, Inc.	1,120	41,126
Applied Materials, Inc.+	22,760	398,300
Applied Micro Circuits Corp.+	10,220	35,259
Broadcom Corp., Class A+	2,620	84,495
Freescale Semiconductor, Inc., Class B	2,635	50,539
Intel Corp.	52,651	1,262,571
KLA-Tencor Corp.+	3,430	169,476
Linear Technology Corp.	910	35,545
LSI Logic Corp.+	4,560	29,093
Maxim Integrated Products, Inc.	970	41,729
Micron Technology, Inc.+	1,820	20,930
National Semiconductor Corp.+	9,420	187,929
Novellus Systems, Inc.+	420	12,405
QLogic Corp.+	1,870	75,342
Teradyne, Inc.+	580	8,944
Texas Instruments, Inc.	14,320	379,050
Xilinx, Inc.	4,888	147,618

		3,023,440

Telecommunications - 2.36%

ADC Telecommunications, Inc.+	2,400	5,520
Alltel Corp.	5,590	319,748
American Tower Corp., Class A+	8,008	146,787
Andrew Corp.+	14,909	180,399
Avaya, Inc.+	4,345	60,830
BellSouth Corp.	10,690	275,802
CenturyTel, Inc.	640	21,530
Ciena Corp.+	1,700	3,366
Cisco Systems, Inc.+	51,370	894,865
Citizens Communications Co.	6,241	83,255
Corning, Inc.+	4,170	47,830
Lucent Technologies, Inc.+	19,178	58,876
Motorola, Inc.	17,250	270,135
Nextel Communications, Inc., Class A+	3,300	97,119
QUALCOMM, Inc.	15,207	549,125
Qwest Communications International, Inc.+	6,865	26,774
SBC Communications, Inc.	34,530	830,446
Scientific-Atlanta, Inc.	450	13,905
Tellabs, Inc.+	1,370	9,713
Verizon Communications, Inc.	21,690	780,189

		4,676,214

Therapeutics - 0.12%

Gilead Sciences, Inc.+	6,881	237,739

Tobacco - 0.86%

Altria Group, Inc.	24,400	1,601,860
Reynolds American, Inc.	703	57,611
UST, Inc.	648	35,413

		1,694,884

Utilities - Communication - 0.48%

AT&T Corp.	8,750	170,013
Sprint Corp.	32,708	774,525

		944,538

Utilities - Electric - 1.63%

AES Corp.+	19,720	330,113
Allegheny Energy, Inc.+	410	7,761
Ameren Corp.	930	47,867
American Electric Power Co., Inc.	18,790	627,586
Calpine Corp.+	1,590	5,263
CenterPoint Energy, Inc.	1,470	17,611
Cinergy Corp.	900	36,405
CMS Energy Corp.+	647	7,855
Cons. Edison, Inc.	10,340	442,035
Constellation Energy Group, Inc.	840	43,235
Dominion Resources, Inc.	1,590	114,528
DTE Energy Co.	830	36,703
Duke Energy Corp.	4,580	123,614
Edison International, Inc.	6,240	202,675
Entergy Corp.	1,070	73,958
Exelon Corp.	3,170	143,791
FirstEnergy Corp.	1,580	65,159
FPL Group, Inc.	890	70,622
NiSource, Inc.	1,290	29,206
PG&E Corp.+	1,930	67,897
Pinnacle West Capital Corp.	440	18,370
PPL Corp.	6,780	369,781
Progress Energy, Inc.	1,180	51,141
Public Service Enterprise Group, Inc.	1,140	62,187
Southern Co.	3,540	113,705
TECO Energy, Inc.	960	15,254
TXU Corp.	988	75,335
Xcel Energy, Inc.	1,920	34,022

		3,233,679

Utilities - Gas, Distribution - 0.04%

Keyspan Corp.	770	30,453
Nicor, Inc.	130	4,848
Sempra Energy	1,120	44,800

		80,101

Utilities - Gas, Pipeline - 0.05%

Williams Cos., Inc.	5,667	106,710

Total Common Stock
(Cost $85,877,778)		109,828,026

PREFERRED STOCK - 0.13%

Financial Services - 0.13%

General Electric Capital Corp.
4.50% due 01/28/35(5)	$11,000	267,850
(Cost $272,250)

ASSET-BACKED SECURITIES - 0.85%
Finance Companies - 0.43%

Capital Auto Receivables Asset Trust, Series 2002-4 A4:
2.64% due 03/17/08	844,165	839,172

Financial Services - 0.42%

DLJ Commercial Mtg. Corp.:
7.34% due 10/10/32 (7)	500,000	558,009
Morgan Stanley Dean Witter Capital I:
7.20% due 10/15/33 (7)	250,000	279,566

		837,575

Total Asset-backed Securities
(Cost $1,723,166)		1,676,747

CORPORATE BONDS - 10.74%
Aerospace/Defense - 0.10%

Raytheon Co.:
6.40% due 12/15/18	179,000	195,646

Airlines - 0.32%

American Airlines, Inc.:
6.82% due 05/23/11	175,000	165,981
Atlas Air, Inc.:
7.20% due 01/02/19	357,181	346,411
Continental Airlines, Inc.:
6.95% due 08/02/09	92,743	74,494
Delta Air Lines, Inc.:
10.00% due 08/15/08	75,000	41,625

		628,511

Appliances/Furnishings - 0.12%

Maytag Corp.:
5.00% due 05/15/15	266,000	237,655

Automotive - 0.31%

Delphi Corp.:
6.50% due 08/15/13	190,000	180,529
General Motors Corp.:
8.38% due 07/15/33	183,000	179,763
8.80% due 03/01/21	241,000	247,682

		607,974

Banks - 1.11%

American Express Centurion Bank:
2.75% due 11/16/09 (1)(3)	108,000	108,091
BankBoston Captial Trust IV:
3.04% due 06/08/28 (3)	140,000	135,215
Capital One Bank:
5.13% due 02/15/14	25,000	24,894
Chemical Bank:
6.13% due 11/01/08	117,000	123,686
Credit Suisse First Boston:
6.50% due 05/01/08 *	108,000	114,603
First Maryland Capital II:
3.59% due 02/01/27 (3)	124,000	120,347
Key Bank NA:
4.10% due 06/30/05	150,000	150,618
7.00% due 02/01/11	86,000	95,033

Marshall & Ilsley Bank:
3.80% due 02/08/08	141,000	139,393
National City Bank, Cleveland:
3.38% due 10/15/07	197,000	193,746
PNC Bank NA:
5.25% due 01/15/17	70,000	70,111
PNC Funding Corp.:
5.75% due 08/01/06	179,000	183,574
Popular North America, Inc.:
6.13% due 10/15/06	289,000	297,797
Sovereign Bank:
4.00% due 02/01/08	179,000	178,371
US Bank NA:
3.90% due 08/15/08	26,000	25,704
Wachovia Corp.:
6.61% due 10/01/25	203,000	228,439

		2,189,622

Beverages - 0.11%

Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	159,000	213,623

Broadcasting - 0.58%

Charter Communications Holdings, LLC:
11.13% due 01/15/11	400,000	342,000
COX Communications, Inc.:
7.75% due 08/15/06	99,000	103,881
7.75% due 11/01/10	294,000	332,676
Liberty Media Corp.:
3.99% due 09/17/06 (3)	141,000	142,736
5.70% due 05/15/13	70,000	68,697
TCI Communications, Inc.:
7.88% due 02/15/26	122,000	150,415

		1,140,405

Chemical - 0.17%

E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	26,000	25,711
Rohm & Haas Co.:
7.85% due 07/15/29	125,000	165,183
RPM International, Inc.:
4.45% due 10/15/09	153,000	149,560

		340,454

Commercial Services - 0.26%

Hertz Corp.:
4.70% due 10/02/06	162,000	161,688
6.90% due 08/15/14	55,000	55,567
7.63% due 06/01/12	106,000	112,062
PHH Corp.:
6.00% due 03/01/08	179,000	186,316

		515,633

Conglomerates - 0.10%

Tyco International Group SA:
6.88% due 01/15/29	170,000	196,109

Drugs - 0.40%

American Home Products Corp.:
6.70% due 03/15/11	93,000	103,246
Merck & Co., Inc.:
2.50% due 03/30/07	108,000	104,739
4.75% due 03/01/15	141,000	138,138
Pfizer, Inc.:
2.50% due 03/15/07	167,000	162,445
4.65% due 03/01/18	155,000	149,001
Schering-Plough Corp.:
6.50% due 12/01/33	121,000	137,773

		795,342

Finance Companies - 0.88%

Countrywide Home Loans, Inc.:
5.50% due 08/01/06	269,000	275,071
Ford Motor Credit Co.:
4.95% due 01/15/08	179,000	177,185
7.88% due 06/15/10	141,000	150,517
FPL Group Capital, Inc.:
4.09% due 02/16/07	320,000	320,344
General Motors Acceptance Corp.:
6.75% due 12/01/14	149,000	143,332
6.88% due 09/15/11	263,000	260,784
8.00% due 11/01/31	85,000	85,266
Household Finance Corp.:
6.38% due 10/15/11	179,000	195,284
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08	146,000	144,817

		1,752,600

Financial Services - 1.05%

Borden US Finance Corp.:
9.00% due 07/15/14 *	200,000	222,500
Capital One Financial Corp.:
4.74% due 05/17/07	110,000	111,104
Citigroup, Inc.:
5.00% due 09/15/14	117,000	117,319
5.85% due 12/11/34	171,000	178,670
General Electric Capital Corp.:
2.80% due 01/15/07	187,000	183,213
5.38% due 03/15/07	179,000	183,820
JPMorgan Chase & Co.:
6.63% due 03/15/12	141,000	156,137
7.88% due 06/15/10	80,000	92,120
Merrill Lynch & Co., Inc.:
4.25% due 02/08/10	141,000	139,252
Morgan Stanley:
6.75% due 04/15/11	115,000	127,006
Pricoa Global Funding I:
4.35% due 06/15/08 *	58,000	58,231

Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	101,836
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	26,000	26,595
TIAA Global Markets:
4.13% due 11/15/07 *	242,000	241,696
Tyco International Group SA Participation Certificate Trust:
4.44% due 06/15/07 *	133,000	133,530

		2,073,029

Foods - 0.03%

American Stores Co.:
7.90% due 05/01/17	51,000	59,661

Healthcare - 0.04%

Community Health Systems, Inc.:
6.50% due 12/15/12	75,000	75,469

Hospital Management - 0.13%

HCA, Inc.:
6.95% due 05/01/12	150,000	158,547
Triad Hospitals, Inc.:
7.00% due 11/15/13	100,000	103,125

		261,672

Hospital Supplies - 0.13%

Cardinal Health, Inc.:
6.00% due 01/15/06	250,000	253,748

Household Products - 0.05%

Revlon Consumer Products Corp.:
8.63% due 02/01/08	100,000	92,250

Information Processing - Services - 0.06%

Computer Sciences Corp.:
6.75% due 06/15/06	126,000	130,711

Insurance - 0.52%

Americo Life, Inc.:
7.88% due 05/01/13	102,000	107,989
Assurant, Inc.:
6.75% due 02/15/34	102,000	113,057
Coventry Health Care, Inc.:
6.13% due 01/15/15	152,000	156,940
Fidelity National Financial, Inc.:
7.30% due 08/15/11	271,000	293,138
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	141,000	137,388
Kingsway America, Inc.:
7.50% due 02/01/14	78,000	80,755
Ohio Casualty Corp.:
7.30% due 06/15/14	127,000	136,825

		1,026,092

Leisure & Tourism - 0.38%

Hilton Hotels Corp.:
7.50% due 12/15/17	210,000	243,751
7.95% due 04/15/07	217,000	232,415
MGM Mirage, Inc.:
5.88% due 02/27/14	125,000	124,687
Riviera Holdings Corp.:
11.00% due 06/15/10	70,000	79,100
Six Flags, Inc.:
4.50% due 05/15/15	75,000	74,625

		754,578

Multimedia - 0.21%

COX Enterprises, Inc.:
8.00% due 02/15/07	102,000	108,434
Time Warner Entertainment Co., LP:
8.38% due 03/15/23	240,000	302,370

		410,804

Oil & Gas - 0.58%

ConocoPhillips:
7.00% due 03/30/29	272,000	326,900
El Paso Production Holding Co.:
7.75% due 06/01/13	250,000	268,125
Enterprise Products Operating, LP:
5.00% due 03/01/15	77,000	74,993
5.75% due 03/01/35	95,000	91,077
6.65% due 10/15/34 *	95,000	102,661
Hanover Compressor Co.:
9.00% due 06/01/14	75,000	83,437
Pennzoil Co.:
10.25% due 11/01/05	110,000	114,567
Seitel, Inc.:
11.75% due 07/15/11	75,000	84,750

		1,146,510

Paper/Forest Products - 0.22%

Packaging Corp. of America:
5.75% due 08/01/13	154,000	156,868
Sealed Air Corp.:
6.88% due 07/15/33 *	102,000	112,444
Tekni-Plex, Inc.:
12.75% due 06/15/10	50,000	44,500
Weyerhaeuser Co.:
6.13% due 03/15/07	78,000	81,285
5.50% due 03/15/05	38,000	38,021

		433,118

Pollution Control - 0.05%

Republic Services, Inc.:
7.13% due 05/15/09	95,000	105,204

Railroads & Equipment - 0.29%

Burlington Northern Santa Fe Corp.:
8.13% due 04/15/20	286,000	368,083
Norfolk Southern Corp.:
9.00% due 03/01/21	147,000	199,738

		567,821

Real Estate - 0.10%

EOP Operating, LP:
8.38% due 03/15/06	186,000	194,674

Real Estate Investment Trusts - 0.03%

iStar Financial, Inc.:
5.15% due 03/01/12	71,000	70,625

Retail - 0.20%

Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	125,000	130,000
Wal-Mart Stores, Inc.:
4.00% due 01/15/10	269,000	264,867

		394,867

Savings & Loan - 0.04%

Washington Mutual, Inc.:
4.38% due 01/15/08	90,000	90,229

Telecommunications - 1.21%

Alltel Corp.:
4.66% due 05/17/07	141,000	142,453
7.00% due 03/15/16	90,000	102,989
American Cellular Corp.:
10.00% due 08/01/11	400,000	389,500
AT&T Wireless Services, Inc.:
7.35% due 03/01/06	251,000	259,769
GTE Corp.:
6.94% due 04/15/28	72,000	80,426
iPCS, Inc.:
11.50% due 05/01/12	225,000	261,000
LCI International, Inc.:
7.25% due 06/15/07	475,000	463,125
Sprint Capital Corp.:
6.88% due 11/15/28	203,000	223,998
Triton PCS, Inc.:
9.38% due 02/01/11	325,000	284,375
Verizon New York, Inc., Series B:
7.38% due 04/01/32	158,000	182,500

		2,390,135

Utilities - Electric - 0.67%

Calpine Corp.:
4.75% due 11/15/23	100,000	75,750
FirstEnergy Corp.:
7.38% due 11/15/31	95,000	111,599
Georgia Power Co.:
6.20% due 02/01/06	150,000	153,505
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	38,000	41,342
Indiantown Cogeneration, LP:
9.26% due 12/15/10	68,907	76,177
Mission Energy Holding Co.:
13.50% due 07/15/08	150,000	187,500
Old Dominion Electric Cooperative:
5.68% due 12/01/28	50,000	51,241
Pacific Gas & Electric Co.:
6.05% due 03/01/34	176,000	185,541
Reliant Energy, Inc.:
6.75% due 12/15/14	50,000	49,625
Reliant Resources, Inc.:
9.50% due 07/15/13	100,000	112,500
Virginia Electric and Power Co.:
4.10% due 12/15/08	144,000	142,165
5.75% due 03/31/06	137,000	139,859

		1,326,804

Utilities - Gas, Distribution - 0.07%

Sempra Energy:
4.62% due 05/17/07	141,000	142,219

Utilities - Gas, Pipeline - 0.22%

Duke Capital Corp.:
8.00% due 10/01/19	179,000	218,368
NGC Corp. Capital Trust I:
8.32% due 06/01/27	275,000	225,500

		443,868

Total Corporate Bonds
(Cost $21,273,330)		21,257,662

FOREIGN BONDS & NOTES - 1.75%

Banks - 0.27%

Chuo Mitsui Trust & Banking Co., Ltd.:
5.51% due 12/29/49	157,000	153,981
European Investment Bank:
4.00% due 03/15/05	150,000	150,200
HBOS Treasury Services, PLC:
3.50% due 11/30/07 *	233,000	229,061

		533,242

Beverages - 0.05%

SABMiller, PLC:
6.63% due 08/15/33	85,000	96,527

Broadcasting - 0.21%

Telenet Group Holding NV:
11.50% due 06/15/14 *(4)	525,000	414,750

Financial Services - 0.07%

Nationwide Building Society:
2.63% due 01/30/07 *	141,000	137,398

Government Agencies - 0.19%

Government of United Kingdom:
2.25% due 07/08/08 *	110,000	104,443
Quebec Province Canada:
7.50% due 09/15/29	206,000	270,660

		375,103

Insurance - 0.04%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	85,000	90,950

Machinery - 0.03%

Atlas Copco AB:
6.50% due 04/01/08 *	56,000	58,873

Metals - 0.17%

Noranda, Inc.:
6.00% due 10/15/15	249,000	259,728
7.00% due 07/15/05	75,000	76,026

		335,754

Oil & Gas - 0.10%

ChevronTexaco Capital Co.:
3.50% due 09/17/07	75,000	74,223
EnCana Corp.:
6.50% due 08/15/34	25,000	27,888
Nexen, Inc.:
7.88% due 03/15/32	82,000	102,737

		204,848

Real Estate - 0.12%

Brascan Corp.:
7.38% due 03/01/33	203,000	240,411

Telecommunications - 0.35%

British Telecommunications, PLC:
7.88% due 12/15/05	26,000	26,833
Deutsche Telekom International Finance BV:
8.75% due 06/15/30	82,000	110,513
Koninklijke (Royal) KPN NV:
7.50% due 10/01/05	107,000	109,472
Telecom Italia Capital SA:
4.00% due 01/15/10	197,000	191,012
TELUS Corp.:
7.50% due 06/01/07	178,000	190,444
8.00% due 06/01/11	50,000	58,398

		686,672

Utilities - Electric - 0.15%

Calpine Canada Energy Finance, ULC:
8.50% due 05/01/08	300,000	225,000
Great Lakes Power, Inc.:
8.30% due 03/01/05	70,000	70,000

		295,000

Total Foreign Bonds & Notes
(Cost $3,448,052)		3,469,528

UNITED STATES GOVERNMENT BONDS - 20.48%
U.S. Government Agencies - 16.80%

Federal Farm Credit Banks:
2.38% due 10/02/06	183,000	179,426
2.50% due 03/15/06	374,000	370,350
Federal Home Loan Bank:
2.75% due 12/15/06	370,000	364,437
2.88% due 05/23/06	530,000	525,914
4.00% due 03/10/08	550,000	548,692
5.25% due 06/18/14	160,000	167,611
Federal Home Loan Mtg. Corp.:
2.20% due 12/30/05	403,000	399,109
2.63% due 09/17/07	250,000	242,643
2.85% due 02/23/07	680,000	667,042
3.38% due 08/23/07	462,000	456,079
3.75% due 03/03/08	570,000	568,187
4.50% due 01/15/14	313,000	310,691
4.50% due 11/01/18	725,039	717,878
4.50% due 07/01/19	381,010	376,707
5.00% due 03/01/19	372,900	376,074
5.00% due 07/01/19	796,587	803,369
5.00% due 10/01/33	36,349	35,966
5.00% due 03/01/34	823,980	813,988
5.00% due 05/01/34	1,238,709	1,223,689
5.00% due 06/01/34	1,166,231	1,152,089
5.50% due 10/01/33	24,055	24,317
5.50% due 01/01/35	1,048,911	1,060,035
6.00% due 11/01/33	788,506	810,232
6.50% due 11/01/33	226,798	236,316
6.88% due 09/15/10	680,000	764,054
7.00% due 06/01/32	211,660	223,084
7.50% due 04/01/31	318,325	340,688
8.00% due 04/01/30	21,949	23,639
8.00% due 04/01/30	22,133	23,837
8.00% due 07/01/30	392	422
8.00% due 12/01/30	82,052	88,369
Federal National Mtg. Assoc.:
2.77% due 08/25/06	375,000	370,365
3.00% due 03/02/07	600,000	590,866
3.25% due 06/28/06	464,000	461,636
3.38% due 05/15/07	390,000	386,197

3.41% due 08/30/07	370,000	364,857
4.50% due 02/01/18	429,416	425,012
4.50% due 06/01/18	165,516	163,818
4.50% due 02/01/35	1,000,001	963,069
5.00% due 09/01/18	223,762	225,592
5.00% due 10/01/18	609,655	614,640
5.00% due 03/01/20	1,000,000	1,007,848
5.00% due 11/01/33	38,017	37,567
5.00% due 03/01/34	614,144	605,873
5.00% due 12/01/34	3,000,000	2,959,596
5.50% due 05/01/18	521,826	534,922
5.50% due 12/01/33	3,249,342	3,280,847
5.50% due 05/01/34	1,500,001	1,514,544
6.00% due 12/01/16	299,568	312,054
6.00% due 05/01/17	198,593	206,870
6.00% due 12/01/33	825,991	848,044
6.00% due 08/01/34	1,231,583	1,264,778
6.50% due 02/01/17	192,258	202,181
6.50% due 08/01/31	234,059	243,914
6.50% due 07/01/32	46,196	48,139
6.50% due 07/01/32	270,338	281,707
6.63% due 11/15/30	422,000	511,491
7.00% due 09/01/31	192,364	202,902
7.50% due 06/01/15	45,257	47,865
Government National Mtg. Assoc.:
6.00% due 02/15/29	15,314	15,839
6.00% due 04/15/29	106,143	109,783
6.00% due 06/15/29	68,889	71,271
6.50% due 02/15/29	259,568	272,694
6.50% due 04/15/31	195,660	205,439

		33,247,154

Government Obligations - 3.68%

United States Treasury Bonds:
5.38% due 02/15/31	1,675,000	1,841,714
6.25% due 08/15/23	759,000	894,434
6.88% due 08/15/25	190,000	241,330
7.13% due 02/15/23	1,192,000	1,527,670
7.25% due 08/15/22	89,000	115,140
9.38% due 02/15/06	560,000	592,266
United States Treasury Notes:
0.88% due 04/15/10 TIPS	333,540	328,094
2.00% due 05/15/06	29,000	28,540
2.00% due 01/15/14	247,210	254,906
2.38% due 08/15/06	83,000	81,749
2.50% due 10/31/06	39,000	38,365
2.63% due 11/15/06	95,000	93,590
2.63% due 05/15/08	66,000	63,698
2.75% due 06/30/06	38,000	37,676
3.00% due 12/31/06	165,000	163,376
3.13% due 09/15/08	140,000	136,697
3.25% due 08/15/08	70,000	68,709
3.38% due 11/15/08	72,000	70,788
3.50% due 11/15/06	100,000	99,965
3.50% due 02/15/10	520,000	508,503
4.00% due 02/15/15	90,000	87,412
5.00% due 08/15/11	19,000	19,909

		7,294,531

Total United States Government Bonds
(Cost $40,672,899)		40,541,685

Total Long-Term Investment Securities – 89.44%
(Cost $153,267,475)		177,041,498

SHORT-TERM INVESTMENTS - 7.45%
Commercial Paper - 6.78%

Electricite De France:
2.76% due 06/15/05(6)	4,970,000	4,929,611
2.59% due 03/24/05(6)	5,000,000	4,991,854
San Paolo Financial:
2.89% due 03/01/05(6)	3,500,000	3,500,000

		13,421,465

United States Treasury Bills - 0.67%

United States Treasury Bills:
2.45% due 03/24/05(6)	125,000	124,807
2.45% due 03/24/05(6)	1,195,000	1,193,152

		1,317,959

Total Short-Term Investment Securities
(Cost $14,739,424)		14,739,424

REPURCHASE AGREEMENTS - 2.99%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45% dated 2/28/05, to be repurchased 3/01/05 in the amount of $649,044 and collaterized by Federal National Mtg. Assoc. Notes bearing interest at 5.75% due 02/15/08 and having approximate value of $ 673,629 (6)	649,000	649,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.45% dated 2/28/05, to be repurchased 3/01/05 in the amount of $754,051 and collaterized by Federal National Mtg. Assoc. Notes bearing interest at 2.63% due 11/15/06 and having approximate value of $ 772,452 (6)	754,000	754,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.45% dated 2/28/05, to be repurchased 3/01/05 in the amount of $343,023 and collaterized by Federal National Mtg. Assoc. Notes bearing interest at 2.63% due 11/15/06 and having approximate value of $ 351,565 (6)	343,000	343,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.45% dated 2/28/05, to be repurchased 3/01/05 in the amount of $4,179,284 and collaterized by Federal National Mtg. Assoc. Notes bearing interest at 2.75% due 08/11/06 and having approximate value of $ 4,265,990 (6)	4,179,000	4,179,000

Total Repurchase Agreements
(Cost $5,925,000)		5,925,000

TOTAL INVESTMENTS
(Cost $173,931,899) (8)	99.88%	197,705,922
Other assets less liabilities	0.12%	233,216

NET ASSETS	100.00%	197,939,138

TIPS	Treasury Inflation Protected Security
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2005, the aggregate value of these securities was $2,210,756 representing 1.12% of the net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security (see Note 2)
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2005.
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of February 28, 2005.
(6)	The security or a portion thereof represents collateral for open futures contracts.
(7)	Commercial Mortgage-Backed Security
(8)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2005	Unrealized Depreciation
3 Long	S & P 500 Index	March 2005	$904,050	903,075	$(975)
1 Long	S & P 500 Index	March 2005	301,350	301,025	(325)
67 Long	S & P 500 Index	March 2005	20,190,450	20,168,675	(21,775)

					(23,075)

See Notes to Schedule of Investments

BLUE CHIP GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 99.11%

Advertising - 0.33%

Omnicom Group, Inc.	1,700	$154,819

Aerospace/Defense - 1.94%

General Dynamics Corp.	2,000	210,700
Honeywell International, Inc.	8,300	315,151
Lockheed Martin Corp.	4,800	284,256
Rockwell Collins, Inc.	2,300	105,915

		916,022

Automotive - 2.06%

Danaher Corp.	17,940	971,810

Banks - 6.25%

Bank of America Corp.	11,900	555,135
Bank of New York Co., Inc.	5,700	172,425
Mellon Financial Corp.	11,900	341,292
Northern Trust Corp.	8,800	371,800
State Street Bank & Trust Co.	17,400	762,990
U.S. Bancorp	11,570	344,208
Wells Fargo & Co.	6,700	397,846

		2,945,696

Beverages - 1.04%

Coca-Cola Co.	1,830	78,324
PepsiCo, Inc.	7,640	411,490

		489,814

Broadcasting - 1.16%

Comcast Corp., Special Class A+	12,700	404,622
Liberty Media Corp.+	13,800	139,932

		544,554

Chemical - 0.06%

Potash Corp. of Saskatchewan, Inc.#	300	26,646

Commercial Services - 0.94%

Accenture, Ltd., Class A+	8,300	212,065
Cendant Corp.	10,400	230,048

		442,113

Conglomerates - 4.86%

General Electric Co.	41,050	1,444,960
Tyco International, Ltd.	25,200	843,696

		2,288,656

Drugs - 2.75%

Abbott Laboratories	3,310	152,227
Caremark Rx, Inc.+	600	22,968
Elan Corp., PLC Sponsored ADR+#	6,300	50,400
Eli Lilly & Co.	1,200	67,200
Forest Laboratories, Inc.+	980	41,846
Pfizer, Inc.	18,220	479,004
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	6,700	201,737
Wyeth	6,820	278,392

		1,293,774

Electronics/Electrical Equipment - 0.44%

Samsung Electronics Co., Ltd.(4)	400	208,154

Finance Companies - 0.81%

SLM Corp.	7,800	380,640

Financial Services - 10.62%

American Express Co.	11,200	606,480
Ameritrade Holding Corp.+	20,400	216,852
Charles Schwab Corp.	18,500	194,250
Citigroup, Inc.	35,486	1,693,400
Franklin Resources, Inc.	8,200	575,558
Goldman Sachs Group, Inc.	4,300	467,840
Legg Mason, Inc.	6,500	524,160
Merrill Lynch & Co., Inc.	8,400	492,072
Morgan Stanley	4,100	231,527

		5,002,139

Foods - 0.42%

Sysco Corp.	5,750	197,915

Freight - 0.71%

United Parcel Service, Inc., Class B	4,330	335,532

Hospital Supplies - 3.17%

Johnson & Johnson	9,770	640,912
Medtronic, Inc.	10,800	562,896
St. Jude Medical, Inc.+	2,520	98,532
Stryker Corp.	3,800	188,708

		1,491,048

Household Products - 1.54%

Fortune Brands, Inc.	2,100	170,100
Gillette Co.	6,650	334,163
Procter & Gamble Co.	4,170	221,385

		725,648

Information Processing - Hardware - 3.06%

Dell, Inc.+	22,590	905,633
EMC Corp.+	10,400	131,664
International Business Machines Corp.	1,500	138,870
Juniper Networks, Inc.+	8,970	193,214
Lexmark International, Inc., Class A+	920	73,720

		1,443,101

Information Processing - Services - 4.43%

Affiliated Computer Services, Inc., Class A+	4,750	245,575
eBay, Inc.+	8,440	361,569
First Data Corp.	6,600	270,732
Fiserv, Inc.+	5,050	191,597
Google, Inc.+	1,600	300,784
IAC/InterActive Corp.+#	7,900	177,750
Yahoo!, Inc.+	16,640	536,973

		2,084,980

Information Processing - Software - 6.04%

Adobe Systems, Inc.	5,610	346,418
Automatic Data Processing, Inc.	4,800	206,208
ChoicePoint, Inc.+	1,800	72,540
Intuit, Inc.+	5,800	248,240
Microsoft Corp.	57,030	1,436,015
Oracle Corp.+	27,750	358,252
VERITAS Software Corp.+	7,400	179,228

		2,846,901

Insurance - 7.64%

American International Group, Inc.(1)	3,000	200,400
Hartford Financial Services Group, Inc.	6,700	482,065
Marsh & McLennan Cos., Inc.	9,000	293,850
St. Paul Travelers Cos., Inc.	2,742	105,074
UnitedHealth Group, Inc.	17,240	1,571,598
WellPoint, Inc.+	7,730	943,524

		3,596,511

Leisure & Tourism - 3.89%

Carnival Corp.	11,400	619,932
Electronic Arts, Inc.+	200	12,898
Harley-Davidson, Inc.	4,500	278,460
International Game Technology	14,900	453,854
Marriott International, Inc., Class A	3,200	205,120
McDonald’s Corp.	5,400	178,632
Starbucks Corp.+	1,610	83,414

		1,832,310

Machinery - 0.75%

Deere & Co.	5,000	355,550

Medical - Biomedical/Gene - 2.29%

Amgen, Inc.+	12,120	746,713
Biogen Idec, Inc.+	4,600	177,790
Genentech, Inc.+	3,290	155,288

		1,079,791

Medical Technology - 0.67%

Biomet, Inc.	4,700	198,434
Boston Scientific Corp.+	3,600	117,576

		316,010

Metals - 1.61%

BHP Billiton, Ltd.(4)	21,800	334,390
Nucor Corp.	6,800	423,912

		758,302

Multimedia - 3.52%

E.W. Scripps Co., Class A	4,900	226,184
McGraw-Hill Cos., Inc.	800	73,480
News Corp., Class A	21,300	354,432
Time Warner, Inc.+	26,300	453,149
Viacom, Inc., Class B	13,728	479,107
Walt Disney Co.	2,600	72,644

		1,658,996

Oil & Gas - 5.86%

Baker Hughes, Inc.	11,800	557,904
BJ Services Co.	1,700	84,932
ChevronTexaco Corp.	5,400	335,232
Exxon Mobil Corp.	5,000	316,550
Murphy Oil Corp.	1,700	170,068
Schlumberger, Ltd.	9,100	686,595
Smith International, Inc.+	7,600	488,376
Transocean, Inc.+	2,500	121,200

		2,760,857

Publishing - 0.27%

Washington Post Co., Class B	142	127,516

Retail - 6.73%

Amazon.com, Inc.+	2,300	80,914
Best Buy Co., Inc.	6,540	353,291
CVS Corp.	1,800	89,694
Home Depot, Inc.	17,250	690,345
Kohl’s Corp.+	4,300	205,841
Target Corp.	14,925	758,488
Wal-Mart Stores, Inc.	18,260	942,399
Walgreen Co.	1,100	47,113

		3,168,085

Schools - 0.75%

Apollo Group, Inc., Class A+	4,782	352,146

Semiconductors - 5.64%

Analog Devices, Inc.	10,820	397,310
Intel Corp.	27,670	663,527
KLA-Tencor Corp.+	2,200	108,702

Linear Technology Corp.	1,700	66,402
Marvell Technology Group, Ltd.+	1,400	51,226
Maxim Integrated Products, Inc.	13,350	574,317
Microchip Technology, Inc.	3,500	96,110
Texas Instruments, Inc.	12,410	328,493
Xilinx, Inc.	12,230	369,346

		2,655,433

Telecommunications - 5.35%

America Movil SA de CV ADR	3,600	211,320
Cisco Systems, Inc.+	33,740	587,751
Corning, Inc.+	13,700	157,139
Nextel Communications, Inc., Class A+	17,600	517,968
Nokia OYJ Sponsored ADR	19,900	321,186
QUALCOMM, Inc.	8,920	322,101
Research In Motion, Ltd.+	1,400	92,554
TELUS Corp.	5,400	161,028
Vodafone Group, PLC Sponsored ADR	5,600	147,224

		2,518,271

Therapeutics - 0.77%

Gilead Sciences, Inc.+	10,520	363,466

Tobacco - 0.50%

Altria Group, Inc.	3,580	235,027

Utilities - Communication - 0.24%

Sprint Corp.	4,700	111,296

Total Long-Term Investment Securities - 99.11%
(Cost $41,307,143)		46,679,529

SHORT-TERM INVESTMENT SECURITIES - 2.43%

Collective Investment Pool - 0.96%

Securities Lending Quality Trust(2)	$450,350	450,350

Registered Investment Companies - 1.47%

T. Rowe Price Reserve Investment Fund	692,747	692,747

Total Short-Term Investment Securities
(Cost $1,143,097)		1,143,097

TOTAL INVESTMENTS
(Cost $42,450,240)(3)	101.54%	47,822,626
Liabilities in excess of other assets	(1.54)%	(724,923)

NET ASSETS	100.00%	$47,097,703

ADR	American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at February 28, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Schedule of Investments

CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
ASSET-BACKED SECURITIES - 3.32%

Finance Companies - 1.71%
Honda Auto Receivables Owners Trust, Series 2002-4 A4:
2.70% due 03/17/08	$500,000	$495,537
Honda Auto Receivables Owner Trust, Series 2003-3 A4:
2.77% due 11/21/08	1,000,000	979,149

		1,474,686

Financial Services - 1.61%

Bear Stearns Commercial Mtg. Securities, Inc.:
6.02% due 02/14/31	250,000	264,459
DLJ Commercial Mtg. Corp.:
7.34% due 10/10/32	1,000,000	1,116,019

		1,380,478

Total Asset-Backed Securities
(Cost $2,865,805)		2,855,164

CORPORATE BONDS - 31.31%

Aerospace/Defense - 0.29%

Raytheon Co.:
6.40% due 12/15/18	228,000	249,203

Airlines - 0.93%

American Airlines, Inc.:
6.82% due 05/23/11	230,000	218,146
Atlas Air, Inc.:
7.20% due 01/02/19	294,149	285,280
8.71% due 01/02/19	166,097	166,386
Continental Airlines, Inc.:
6.95% due 08/02/09	92,743	74,494
Delta Air Lines, Inc.:
10.00% due 08/15/08	100,000	55,500

		799,806

Appliances/Furnishings - 0.34%

Maytag Corp.:
5.00% due 05/15/15	329,000	293,941

Automotive - 0.85%

Delphi Corp.:
6.50% due 08/15/13 #	236,000	224,235
General Motors Corp.:
8.38% due 07/15/33 #	216,000	212,179
8.80% due 03/01/21	288,000	295,986

		732,400

Banks - 3.25%

American Express Centurion Bank:
2.75% due 11/16/09 (1)(2)	137,000	137,116
BankBoston Captial Trust IV:
3.04% due 06/08/28 (1)	201,000	194,130
Chemical Bank:
6.13% due 11/01/08	151,000	159,629
Credit Suisse First Boston:
6.50% due 05/01/08 *	137,000	145,376
First Maryland Capital II:
3.59% due 02/01/27 (1)	177,000	171,786
Key Bank NA:
4.10% due 06/30/05	200,000	200,824
7.00% due 02/01/11 #	105,000	116,028
Marshall & Ilsley Bank:
3.80% due 02/08/08	178,000	175,971
National City Bank, Cleveland:
3.38% due 10/15/07	250,000	245,871
PNC Bank NA:
5.25% due 01/15/17 #	89,000	89,141
PNC Funding Corp.:
5.75% due 08/01/06	241,000	247,158
Popular North America, Inc.:
6.13% due 10/15/06	367,000	378,171
Sovereign Bank:
4.00% due 02/01/08	228,000	227,199
US Bank NA:
3.90% due 08/15/08	34,000	33,613
Wachovia Corp.:
6.61% due 10/01/25	243,000	273,451

		2,795,464

Beverages - 0.30%

Coca-Cola Enterprises, Inc.:
8.50% due 02/01/22	189,000	253,930

Broadcasting - 1.61%

Charter Communications Holdings, LLC:
11.13% due 01/15/11 #	525,000	448,875
COX Communications, Inc.:
7.75% due 08/15/06	143,000	150,051
7.75% due 11/01/10	356,000	402,832
Liberty Media Corp.:
3.99% due 09/17/06 (1)	201,000	203,474
TCI Communications, Inc.:
7.88% due 02/15/26	146,000	180,005

		1,385,237

Chemical - 0.47%

E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	34,000	33,622
Rohm & Haas Co.:
7.85% due 07/15/29	138,000	182,363

RPM International, Inc.:
4.45% due 10/15/09 *	193,000	188,660

		404,645

Commercial Services - 0.81%

Hertz Corp.:
4.70% due 10/02/06	249,000	248,521
6.90% due 08/15/14	66,000	66,680
7.63% due 06/01/12	137,000	144,834
PHH Corp.:
6.00% due 03/01/08	228,000	237,319

		697,354

Conglomerates - 0.27%

Tyco International Group SA Participation Certificate Trust:
6.88% due 01/15/29	203,000	234,177

Drugs - 1.21%

American Home Products Corp.:
6.95% due 03/15/11	111,000	123,229
Merck & Co., Inc.:
2.50% due 03/30/07	137,000	132,863
4.75% due 03/01/15	178,000	174,387
Pfizer, Inc.:
2.50% due 03/15/07	255,000	248,045
4.65% due 03/01/18	196,000	188,414
Schering-Plough Corp.:
6.50% due 12/01/33	148,000	168,516

		1,035,454

Finance Companies - 2.59%

Countrywide Home Loans, Inc.:
5.50% due 08/01/06	342,000	349,718
Ford Motor Credit Co.:
4.95% due 01/15/08	228,000	225,688
7.88% due 06/15/10	178,000	190,015
FPL Group Capital, Inc.:
4.09% due 02/16/07	406,000	406,437
General Motors Acceptance Corp.:
6.75% due 12/01/14	189,000	181,811
6.88% due 09/15/11	327,000	324,244
8.00% due 11/01/31	102,000	102,319
Household Finance Corp.:
6.38% due 10/15/11	228,000	248,741
National Rural Utilities Cooperative Finance Corp.:
3.88% due 02/15/08 #	201,000	199,372

		2,228,345

Financial Services - 3.06%

Borden US Finance Corp.:
9.00% due 07/15/14 *	250,000	278,125
Capital One Financial Corp.:
4.74% due 05/17/07	139,000	140,395
Citigroup, Inc.:
5.00% due 09/15/14	155,000	155,422
5.85% due 12/11/34	204,000	213,151
General Electric Capital Corp.:
2.80% due 01/15/07	285,000	279,229
5.38% due 03/15/07	228,000	234,139
5.88% due 02/15/12	52,000	55,693
JPMorgan Chase & Co.:
6.63% due 03/15/12	221,000	244,726
7.88% due 06/15/10	114,000	131,270
Merrill Lynch & Co., Inc.:
4.25% due 02/08/10	178,000	175,793
Pricoa Global Funding I:
4.35% due 06/15/08 *	118,000	118,469
Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	101,836
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	34,000	34,779
TIAA Global Markets:
4.13% due 11/15/07 *	281,000	280,647
Tyco International Group SA:
4.44% due 06/15/07 *#	189,000	189,753

		2,633,427

Foods - 0.08%

American Stores Co.:
7.90% due 05/01/17	61,000	71,359

Healthcare - 0.14%

Community Health Systems, Inc.:
6.50% due 12/15/12 *	115,000	115,719

Hospital Management - 0.36%

HCA, Inc.:
6.95% due 05/01/12	175,000	184,971
Tenet Healthcare Corp.:
6.50% due 06/01/12 #	50,000	46,125
Triad Hospitals, Inc.:
7.00% due 11/15/13 #	75,000	77,344

		308,440

Hospital Supplies - 0.38%

Cardinal Health, Inc.:
6.00% due 01/15/06 #	318,000	322,768

Household Products - 0.14%

Revlon Consumer Products Corp.:
8.63% due 02/01/08	125,000	115,312

Information Processing - Services - 0.16%

Computer Sciences Corp.:
6.75% due 06/15/06	134,000	139,010

Insurance - 1.57%

Americo Life, Inc.:
7.88% due 05/01/13 *	121,000	128,104
Assurant, Inc.:
6.75% due 02/15/34	121,000	134,117

Coventry Health Care, Inc.:
6.13% due 01/15/15 *	182,000	187,915
Fidelity National Financial, Inc.:
7.30% due 08/15/11	334,000	361,285
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	221,000	215,339
Kingsway America, Inc.:
7.50% due 02/01/14	122,000	126,309
Ohio Casualty Corp.:
7.30% due 06/15/14	181,000	195,002

		1,348,071

Leisure & Tourism - 1.09%

Hilton Hotels Corp.:
7.50% due 12/15/17	266,000	308,752
7.95% due 04/15/07	275,000	294,534
MGM Mirage, Inc.:
5.88% due 02/27/14 #	175,000	174,563
Riviera Holdings Corp.:
11.00% due 06/15/10	50,000	56,500
Six Flags, Inc.:
4.50% due 05/15/15	100,000	99,500

		933,849

Multimedia - 0.57%

COX Enterprises, Inc.:
8.00% due 02/15/07 *	121,000	128,632
Time Warner Entertainment Co., LP:
8.38% due 03/15/23	287,000	361,584

		490,216

Oil & Gas - 1.68%

ConocoPhillips:
7.00% due 03/30/29	325,000	390,597
El Paso Production Holding Co.:
7.75% due 06/01/13	350,000	375,375
Enterprise Products Operating, LP:
5.00% due 03/01/15 *	92,000	89,602
5.75% due 03/01/35 *	113,000	108,334
6.65% due 10/15/34 *	113,000	122,112
Hanover Compressor Co.:
9.00% due 06/01/14	100,000	111,250
Pennzoil Co.:
10.25% due 11/01/05	130,000	135,397
Seitel, Inc.:
11.75% due 07/15/11	100,000	113,000

		1,445,667

Paper/Forest Products - 0.63%

Packaging Corp. of America:
5.75% due 08/01/13	183,000	186,407
Sealed Air Corp.:
6.88% due 07/15/33 *	121,000	133,390
Tekni-Plex, Inc.:
12.75% due 06/15/10 #	75,000	66,750
Weyerhaeuser Co.:
5.50% due 03/15/05	59,000	59,033
6.13% due 03/15/07	94,000	97,959

		543,539

Railroads & Equipment - 0.83%

Burlington Northern Santa Fe Corp.:
8.13% due 04/15/20	371,000	477,478
Norfolk Southern Corp.:
9.00% due 03/01/21	176,000	239,143

		716,621

Real Estate - 0.29%

EOP Operating, LP:
8.38% due 03/15/06	236,000	247,006

Real Estate Investment Trusts - 0.10%

iStar Financial, Inc.:
5.15% due 03/01/12	89,000	88,530

Retail - 0.60%

Stater Brothers Holdings, Inc.:
8.13% due 06/15/12	175,000	182,000
Wal-Mart Stores, Inc.:
4.00% due 01/15/10 #	341,000	335,760

		517,760

Savings & Loan - 0.13%

Washington Mutual, Inc.:
4.38% due 01/15/08 #	114,000	114,290

Telecommunications - 3.54%

Alltel Corp.:
4.66% due 05/17/07	178,000	179,835
7.00% due 03/15/16 #	114,000	130,452
American Cellular Corp.:
10.00% due 08/01/11	500,000	486,875
AT&T Wireless Services, Inc.:
7.35% due 03/01/06	319,000	330,145
GTE Corp.:
6.94% due 04/15/28	77,000	86,012
iPCS, Inc.:
11.50% due 05/01/12	300,000	348,000
LCI International, Inc.:
7.25% due 06/15/07 #	600,000	585,000
Sprint Capital Corp.:
6.88% due 11/15/28	243,000	268,135
Triton PCS, Inc.:
8.75% due 11/15/11 #	25,000	21,375
9.38% due 02/01/11	425,000	371,875
Verizon New York, Inc., Series B:

7.38% due 04/01/32 #	204,000	235,633

		3,043,337

Utilities - Electric - 2.10%

Calpine Corp.:
4.75% due 11/15/23	150,000	113,625
FirstEnergy Corp.:
7.38% due 11/15/31	113,000	132,744
Georgia Power Co.:
6.20% due 02/01/06	200,000	204,674
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	60,000	65,277
Indiantown Cogeneration, LP:
9.26% due 12/15/10	82,286	90,969
Mission Energy Holding Co.:
13.50% due 07/15/08	200,000	250,000
Old Dominion Electric Cooperative:
5.68% due 12/01/28	76,000	77,886
Pacific Gas & Electric Co.:
6.05% due 03/01/34	210,000	221,384
Reliant Energy, Inc.:
6.75% due 12/15/14	75,000	74,438
Reliant Resources, Inc.:
9.50% due 07/15/13	125,000	140,625
TECO Energy, Inc.:
7.50% due 06/15/10 #	25,000	27,750
Virginia Electric and Power Co.:
4.10% due 12/15/08	227,000	224,107
5.75% due 03/31/06	181,000	184,777

		1,808,256

Utilities - Gas, Distribution - 0.21%

Sempra Energy:
4.62% due 05/17/07	178,000	179,539

Utilities - Gas, Pipeline - 0.73%

Duke Capital Corp.:
8.00% due 10/01/19	228,000	278,145
NGC Corp. Capital Trust I:
8.32% due 06/01/27	350,000	287,000
Williams Cos., Inc.:
7.88% due 09/01/21	50,000	58,750

		623,895

Total Corporate Bonds
(Cost $27,644,463)		26,916,567

FOREIGN BONDS - 5.22%

Banks - 0.79%

Chuo Mitsui Trust & Banking Co.:
5.51% due 04/15/15*(3)	188,000	184,384
European Investment Bank:
4.00% due 03/15/05	200,000	200,267
HBOS Treasury Services, PLC:
3.50% due 11/30/07 *	296,000	290,996

		675,647

Beverages - 0.14%

SABMiller, PLC:
6.63% due 08/15/33*	102,000	115,832

Broadcasting - 0.62%

Telenet Group Holding NV:
11.50% due 06/15/14 *(4)	675,000	533,250

Financial Services - 0.25%

Nationwide Building Society:
2.63% due 01/30/07 *	221,000	215,355

Government Agencies - 0.63%

Government of United Kingdom:
2.25% due 07/08/08 *	197,000	187,048
Quebec Province Canada:
7.50% due 09/15/29	269,000	353,434

		540,482

Insurance - 0.12%

Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	100,000	107,000

Machinery - 0.10%

Atlas Copco AB:
6.50% due 04/01/08 *	81,000	85,155

Metals - 0.51%

Noranda, Inc.:
6.00% due 10/15/15	308,000	321,270
7.00% due 07/15/05	117,000	118,601

		439,871

Oil & Gas - 0.22%

EnCana Corp.:
6.50% due 08/15/34	50,000	55,775
Nexen, Inc.:
7.88% due 03/15/32	106,000	132,807

		188,582

Real Estate - 0.33%

Brascan Corp.:
7.38% due 03/01/33	242,000	286,598

Telecommunications - 1.05%

British Telecommunications, PLC:
7.88% due 12/15/05	34,000	35,089
Deutsche Telekom International Finance BV:
8.75% due 06/15/30	106,000	142,858
Koninklijke (Royal) KPN NV:
7.50% due 10/01/05	149,000	152,443
Telecom Italia Capital SA:
4.00% due 01/15/10 *	250,000	242,402
TELUS Corp.:
7.50% due 06/01/07	239,000	255,708
8.00% due 06/01/11	65,000	75,918

		904,418

Utilities - Electric - 0.46%

Calpine Canada Energy Finance, ULC:
8.50% due 05/01/08 #	375,000	281,250
Great Lakes Power, Inc.:
8.30% due 03/01/05	110,000	110,000

		391,250

Total Foreign Bonds
(Cost $3,752,319)		4,483,440

UNITED STATES GOVERNMENT BONDS - 59.50%
U.S. Government Agencies - 49.68%

Federal Farm Credit Banks:
2.38% due 10/02/06	330,000	323,555
2.50% due 03/15/06	672,000	665,442
Federal Home Loan Bank:
2.75% due 12/15/06 #	660,000	650,077
2.88% due 05/23/06	760,000	754,141
4.00% due 03/10/08	710,000	708,311
5.25% due 06/18/14	280,000	293,319
Federal Home Loan Mtg. Corp.:
2.20% due 12/30/05	723,000	716,018
2.63% due 09/17/07	358,000	347,465
2.85% due 02/23/07	971,000	952,497
3.38% due 08/23/07	593,000	585,400
3.75% due 03/03/08	730,000	727,678
4.50% due 01/15/14	70,000	69,484
4.50% due 11/01/18	1,194,183	1,182,387
4.50% due 07/01/19	666,767	659,237
5.00% due 03/01/19	745,798	752,148
5.00% due 07/01/19	796,587	803,369
5.00% due 10/01/33	32,379	32,037
5.00% due 03/01/34	823,980	813,989
5.00% due 05/01/34	1,783,740	1,762,111
5.00% due 06/01/34	1,846,532	1,824,141
5.50% due 11/01/18	886,471	909,573
5.50% due 10/01/33	59,234	59,880
5.50% due 02/01/35	1,349,001	1,363,307
6.00% due 10/01/33	1,145,576	1,177,141
6.50% due 02/01/33	175,897	183,252
6.88% due 09/15/10	971,000	1,091,023
7.00% due 11/01/16	136,845	144,321
7.00% due 07/01/32	35,337	37,244
7.50% due 04/01/31	349,532	374,087
8.00% due 01/01/29	26,830	28,895
8.00% due 12/01/29	36,255	39,045
8.00% due 12/01/30	40,127	43,216
8.00% due 01/01/31	610	657
Federal National Mtg. Assoc.:
3.00% due 03/02/07	665,000	654,876
3.25% due 06/28/06	582,000	579,035
3.38% due 05/15/07	680,000	673,369
3.41% due 08/30/07	40,000	39,444
4.50% due 02/01/18	365,004	361,261
4.50% due 06/01/18	206,875	204,753
4.50% due 02/01/35	1,300,002	1,251,990
5.00% due 08/01/18	224,006	225,838
5.00% due 09/01/18	197,560	199,175
5.00% due 10/01/18	762,097	768,329
5.00% due 03/01/20	800,000	806,279
5.00% due 10/01/33	80,709	79,754
5.00% due 03/01/34	944,837	932,112
5.00% due 12/01/34	3,000,000	2,959,596
5.50% due 04/01/33	1,693,884	1,711,200
5.50% due 12/01/33	1,852,453	1,870,415
5.50% due 05/01/34	1,100,001	1,110,666
5.50% due 10/01/34	968,294	977,384
6.00% due 03/01/16	5,236	5,455
6.00% due 12/01/16	154,949	161,407
6.00% due 11/01/17	394,107	410,534
6.00% due 12/01/33	1,391,143	1,428,283
6.00% due 08/01/34	1,759,404	1,806,826
6.50% due 03/01/17	243,975	256,558
6.50% due 08/01/31	136,045	141,774
6.50% due 07/01/32	838,743	874,013
6.63% due 11/15/30	555,000	672,695
7.00% due 09/01/31	610,037	643,456
7.50% due 11/01/14	14,621	15,458
7.50% due 08/01/15	2,964	3,135
Government National Mtg. Assoc.:
6.00% due 03/15/29	72,495	74,982
6.00% due 04/15/29	72,743	75,238
6.50% due 07/15/32	279,776	293,716
6.50% due 09/15/32	338,470	355,336

		42,698,789

Government Obligations - 9.82%

United States Treasury Bonds:
5.38% due 02/15/31	2,751,000	3,024,810
6.25% due 08/15/23	155,000	182,658
7.13% due 02/15/23	1,886,000	2,417,101
7.25% due 08/15/22	244,000	315,665
9.38% due 02/15/06	217,000	229,503
United States Treasury Notes:
0.88% due 04/15/10 TIPS	398,842	392,330
2.00% due 01/15/14 TIPS	295,621	304,825
2.25% due 02/15/07	16,000	15,602
3.00% due 02/15/09	89,000	86,107
3.50% due 02/15/10	791,000	773,512
3.63% due 01/15/10	178,000	175,010
4.00% due 02/15/14	302,000	294,438
4.00% due 02/15/15	114,000	110,723
4.25% due 08/15/14	72,000	71,339
5.00% due 08/15/11	48,000	50,297

		8,443,920

Total United States Government Bonds
(Cost $51,289,731)		51,142,709

Total Long-Term Investment Securities - 99.35%
(Cost $85,552,318)		85,397,880

SHORT-TERM INVESTMENT SECURITIES - 4.05%

Collective Investment Pool - 4.05%
Securities Lending Quality Trust(5)
(Cost $3,481,293)	3,481,293	3,481,293

REPURCHASE AGREEMENT - 0.89%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $768,052 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.75%, due 2/15/08 and having an approximate value of $794,671

(Cost $768,000)	768,000	768,000

TOTAL INVESTMENTS
(Cost $89,801,611)(6)	104.29%	89,647,173
Liabilities in excess of other assets	(4.29)%	(3,690,605)

NET ASSETS -	100.00%	$85,956,568

TIPS	Treasury Inflation Protected Security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At February 28, 2005, the aggregate value of these securities was $4,451,712 representing 5.18% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2005.
(2)	Fair valued security (see Note 1)
(3)	Variable rate security - the rate reflected is as of February 28, 2005; maturity date reflects next reset date.
(4)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments.

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.75%
Aerospace/Defense - 4.95%

Boeing Co.	123,800	$6,805,286
European Aeronautic Defense and Space Co.(1)(3)	114,883	3,600,209
General Dynamics Corp.	13,300	1,401,155
Honeywell International, Inc.	210,900	8,007,873
Lockheed Martin Corp.	50,300	2,978,766
United Technologies Corp.	53,300	5,323,604

		28,116,893

Apparel & Products - 0.28%

Nike, Inc., Class B	18,300	1,591,185

Banks - 7.11%

Bank of America Corp.	486,508	22,695,598
North Fork Bancorp., Inc.	80,000	2,304,800
State Street Bank & Trust Co.	45,400	1,990,790
Wachovia Corp.	123,800	6,562,638
Wells Fargo & Co.	115,100	6,834,638

		40,388,464

Beverages - 2.63%

Coca-Cola Co.	116,900	5,003,320
PepsiCo, Inc.	184,650	9,945,249

		14,948,569

Broadcasting - 2.55%

Comcast Corp., Class A+	125,800	4,094,790
Comcast Corp., Special Class A+	206,300	6,572,718
Liberty Media Corp.+	378,200	3,834,948

		14,502,456

Chemical - 1.43%

Air Products & Chemicals, Inc.	63,600	3,982,632
E.I. du Pont de Nemours and Co.	77,900	4,152,070

		8,134,702

Commercial Services - 0.25%

Accenture, Ltd., Class A+	55,950	1,429,523

Conglomerates - 5.18%

General Electric Co.	425,200	14,967,040
Tyco International, Ltd.	432,500	14,480,100

		29,447,140

Drugs - 6.31%

Abbott Laboratories	114,850	5,281,952
Bristol-Myers Squibb Co.	152,800	3,824,584
Elan Corp., PLC Sponsored ADR+	66,600	532,800
Eli Lilly & Co.	38,600	2,161,600
Merck & Co., Inc.	82,200	2,605,740
Pfizer, Inc.	344,850	9,066,106
Schering-Plough Corp.	248,200	4,703,390
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	137,400	4,137,114
Wyeth	86,300	3,522,766

		35,836,052

Financial Services - 8.59%

American Express Co.	32,900	1,781,535
Citigroup, Inc.	350,433	16,722,663
Fannie Mae	23,000	1,344,580
Franklin Resources, Inc.	55,400	3,888,526
Freddie Mac	128,700	7,979,400
JPMorgan Chase & Co.	209,000	7,638,950
Merrill Lynch & Co., Inc.	103,350	6,054,243
Principal Financial Group, Inc.	86,700	3,383,034

		48,792,931

Freight - 0.43%

FedEx Corp.	19,500	1,906,710
United Parcel Service, Inc., Class B	7,000	542,430

		2,449,140

Hospital Management - 0.24%

HCA, Inc.	29,500	1,392,695

Hospital Supplies - 4.11%

Cardinal Health, Inc.	89,000	5,210,950
Johnson & Johnson	107,100	7,025,760
Medtronic, Inc.	212,900	11,096,348

		23,333,058

Household Products - 4.47%

Avon Products, Inc.	206,100	8,814,897
Kimberly-Clark Corp.	60,000	3,958,800
Procter & Gamble Co.	237,900	12,630,111

		25,403,808

Information Processing - Hardware - 3.01%

Dell, Inc.+	164,600	6,598,814
Hewlett-Packard Co.	199,300	4,145,440
International Business Machines Corp.	68,700	6,360,246

		17,104,500

Information Processing - Services - 2.63%

First Data Corp.	278,800	11,436,376
Yahoo!, Inc.+	108,900	3,514,203

		14,950,579

Information Processing - Software - 4.34%

Computer Associates International, Inc.	261,200	7,075,908
Microsoft Corp.	697,800	17,570,604

		24,646,512

Insurance - 5.05%

ACE, Ltd.	126,700	5,633,082
Allstate Corp.	246,700	13,242,856
American International Group, Inc.(2)	68,975	4,607,530
St. Paul Travelers Cos., Inc.	71,121	2,725,357
UnumProvident Corp.	83,800	1,417,896
WellPoint, Inc.+	8,600	1,049,716

		28,676,437

Leisure & Tourism - 3.03%

Carnival Corp.	225,400	12,257,252
Mattel, Inc.	236,000	4,937,120

		17,194,372

Machinery - 1.07%

Caterpillar, Inc.	22,800	2,167,140
Ingersoll-Rand Co., Class A	46,400	3,909,200

		6,076,340

Medical - Biomedical/Gene - 1.18%

Amgen, Inc.+	70,200	4,325,022
Genzyme Corp.+	42,000	2,355,780

		6,680,802

Medical Technology - 1.27%

Baxter International, Inc.	203,000	7,238,980

Metals - 1.67%

Alcoa, Inc.	197,650	6,348,518
Rio Tinto, PLC	22,400	3,171,168

		9,519,686

Multimedia - 3.39%

Time Warner, Inc.+	451,100	7,772,453
Viacom, Inc., Class B	329,400	11,496,060

		19,268,513

Oil & Gas - 9.72%

BP, PLC ADR	106,400	6,907,488
ConocoPhillips	60,300	6,686,667
Exxon Mobil Corp.	216,400	13,700,284
GlobalSantaFe Corp.	109,300	4,098,750
Halliburton Co.	79,100	3,478,027
Noble Energy, Inc.	40,000	2,705,600
Occidental Petroleum Corp.	45,700	3,211,339
Royal Dutch Petroleum Co.	88,000	5,551,920
Schlumberger, Ltd.	58,000	4,376,100
Unocal Corp.	84,000	4,544,400

		55,260,575

Railroads & Equipment - 0.37%

CSX Corp.	51,200	2,115,072

Retail - 4.33%

Costco Wholesale Corp.	86,100	4,011,399
Gap, Inc.	121,000	2,580,930
Kohl’s Corp.+	21,300	1,019,631
Kroger Co.+	356,900	6,420,631
Lowe’s Cos., Inc.	85,500	5,025,690
Target Corp.	43,800	2,225,916
Wal-Mart Stores, Inc.	64,950	3,352,069

		24,636,266

Schools - 0.80%

Apollo Group, Inc., Class A+	62,000	4,565,680

Semiconductors - 2.14%

Analog Devices, Inc.	53,100	1,949,832
Freescale Semiconductor, Inc., Class B+	38,007	728,974
Intel Corp.	295,200	7,078,896
Texas Instruments, Inc.	90,800	2,403,476

		12,161,178

Telecommunications - 3.08%

Cisco Systems, Inc.+	252,150	4,392,453
Motorola, Inc.	344,400	5,393,304
Nextel Communications, Inc., Class A+	145,200	4,273,236
SBC Communications, Inc.	143,200	3,443,960

		17,502,953

Tobacco - 0.58%

Altria Group, Inc.	50,600	3,321,890

Utilities - Electric - 2.56%

FPL Group, Inc.	74,500	5,911,575
NiSource, Inc.	112,200	2,540,208
PG&E Corp.+	64,900	2,283,182
Pinnacle West Capital Corp.	90,900	3,795,075

		14,530,040

Total Long - Term Investment Securities - 98.75%
(Cost $521,648,397)		561,216,991

REPURCHASE AGREEMENTS - 1.08%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $2,394,163 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.00%, due 1/30/14 and having an approximate value of $2,467,616	$2,394,000	2,394,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $3,709,252 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.00%, due 8/15/07 and having an approximate value of $3,785,090	3,709,000	3,709,000

Total Repurchase Agreements
(Cost $6,103,000)		6,103,000

TOTAL INVESTMENTS
(Cost $527,751,397) (4)	99.83%	567,319,991
Other assets less liabilities	0.17%	985,836

NET ASSETS	100.00%	$568,305,827

ADR	American Depository Receipt
+	Non - Income producing security
(1)	Security was valued using fair value procedures at February 28, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	Illiquid security
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
CORPORATE BONDS - 12.91%
Automotive - 0.72%

General Motors Corp.:
8.38% due 07/15/33 #	$1,000,000	$982,311

Banks - 2.93%

American Express Centurion Bank:
2.75% due 11/16/09 (2)(4)	2,000,000	2,001,688
PNC Bank NA:
5.25% due 01/15/17 #	2,000,000	2,003,180

		4,004,868

Conglomerates - 0.84%

Tyco International Group SA:
6.88% due 01/15/29 #	1,000,000	1,153,582

Drugs - 2.84%

Merck & Co., Inc.:
4.75% due 03/01/15 #	2,000,000	1,959,408
Pfizer, Inc.:
4.65% due 03/01/18 #	2,000,000	1,922,594

		3,882,002

Financial Services - 2.56%

Caterpillar Financial Services Corp.:
3.70% due 08/15/08	2,000,000	1,962,200
Citigroup, Inc.:
5.85% due 12/11/34	1,000,000	1,044,856
General Electric Capital Corp.:
4.38% due 11/21/11 #	500,000	492,887

		3,499,943

Telecommunications - 3.02%

Alltel Corp.:
4.66% due 05/17/07	2,000,000	2,020,616
BellSouth Telecommunications, Inc.:
5.85% due 11/15/45	1,000,000	983,582
GTE Corp.:
6.94% due 04/15/28	1,000,000	1,117,033

		4,121,231

Total Corporate Bonds
(Cost $17,940,375)		$17,643,937

FOREIGN BONDS – 3.86%
Banks - 2.87%

Chuo Mitsui Trust & Banking Co.:
5.51% due 4/15/15 *(3)	2,000,000	1,961,536
HBOS Treasury Services, PLC:
3.50% due 11/30/07 *	2,000,000	1,966,192

		3,927,728

Telecommunications - 0.99%

Deutsche Telekom International Finance BV:
8.25% due 06/15/30	1,000,000	1,347,719

Total Foreign Bond & Notes
(Cost $5,361,329)		$5,275,447

UNITED STATES GOVERNMENT BONDS - 84.85%
U.S. Government Agencies - 61.30%

Federal Farm Credit Banks:
2.38% due 10/02/06	2,388,000	2,341,358
2.50% due 03/15/06	4,855,000	4,807,620
2.63% due 12/15/05	11,000,000	10,943,064
Federal Home Loan Bank:
2.25% due 12/15/05	500,000	495,965
2.75% due 12/15/06 #	4,800,000	4,727,832
2.88% due 05/23/06	2,630,000	2,609,725
2.95% due 09/14/06	4,040,000	4,000,271
3.00% due 05/15/06	1,540,000	1,530,720
4.00% due 03/10/08	1,560,000	1,556,289
Federal Home Loan Mtg. Corp.:
2.63% due 09/17/07	1,233,000	1,196,715
2.85% due 02/23/07	3,344,000	3,280,277
3.38% due 08/23/07	3,200,000	3,158,986
3.75% due 03/03/08	3,120,000	3,110,075
4.50% due 09/01/19	1,933,589	1,911,753
5.00% due 10/01/34	985,501	973,551
6.00% due 11/01/33	1,524,520	1,566,527
6.50% due 02/01/32	700,283	729,560
7.50% due 09/01/16	120,949	127,750
8.00% due 02/01/30	11,185	12,046
8.00% due 08/01/30	4,600	4,954
8.00% due 06/01/31	26,025	28,029
8.25% due 04/01/17	169	183
Federal National Mtg. Assoc.:
2.77% due 08/25/06	4,856,000	4,795,985
3.25% due 06/28/06	3,196,000	3,179,719
3.38% due 05/15/07	4,900,000	4,852,215
3.41% due 08/30/07	4,770,000	4,703,702
5.00% due 02/01/19	1,478,991	1,491,085
5.50% due 12/01/33	721,893	728,892
5.50% due 10/01/34	1,258,782	1,270,599
6.25% due 02/01/11	3,810,000	4,117,242
6.50% due 02/01/17	232,129	244,101
6.50% due 08/01/31	495,921	516,802
6.50% due 07/01/32	1,437,845	1,498,308
6.63% due 11/15/30	4,525,000	5,484,585
7.00% due 09/01/31	113,649	119,874
7.00% due 09/01/31	107,943	113,857
7.00% due 09/01/31	96,183	101,452
7.50% due 03/01/32	108,300	115,819
11.50% due 09/01/19	1,213	1,348
12.00% due 01/15/16	457	511
12.50% due 09/01/15	642	721
13.00% due 11/15/15	2,333	2,625
14.50% due 11/01/14	476	547
Government National Mtg. Assoc.:
6.00% due 01/15/32	289,468	299,045
6.50% due 08/15/31	862,584	905,697
7.50% due 02/15/29	44,755	48,027
7.50% due 07/15/30	2,052	2,202
7.50% due 01/15/31	27,089	29,064
7.50% due 02/15/31	17,539	18,818

		83,756,092

Government Obligations - 23.55%

United States Treasury Bonds:
2.38% due 01/15/25	3,998,412	4,276,114
5.25% due 02/15/29	385,000	410,476
6.25% due 08/15/23	5,639,000	6,645,212
7.25% due 05/15/16	2,800,000	3,475,391
7.25% due 08/15/22	4,065,000	5,258,935
9.38% due 02/15/06	800,000	846,094
United States Treasury Bonds Strip:
Zero coupon due 08/15/24	2,040,000	783,431
United States Treasury Notes:
0.88% due 04/15/10	1,995,215	1,962,637
2.00% due 08/31/05	3,500,000	3,483,456
2.00% due 01/15/14	1,478,107	1,524,125
3.50% due 02/15/10	2,000,000	1,955,782
4.88% due 02/15/12	1,500,000	1,562,988

		32,184,641

Total United States Government Bonds
(Cost $116,039,878)		$115,940,733

Total Long-Term Investment Securities - 101.62%
(Cost $139,341,582)		138,860,117

SHORT-TERM INVESTMENT SECURITIES - 7.27%
Collective Investment Pool - 6.21%

Securities Lending Quality Trust(1)	8,487,400	8,487,400

Repurchase Agreement - 1.06%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45% dated 2/28/05, to be repurchased 3/01/05 in the amount of $1,454,099 and collaterized by Federal National Mtg. Assoc. notes, bearing interest at 5.75% due 2/15/08 and having approximate value of $1,499,877 (Cost $1,454,000)	1,454,000	1,454,000

Total Short-Term Investment Securities
(Cost $9,941,400)		9,941,400

TOTAL INVESTMENTS
(Cost $149,282,982)(5)	108.89%	148,801,517
Liabilities in excess of other assets	(8.89)%	(12,152,639)

NET ASSETS	100.00%	$136,648,878

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2005, the aggregate value of these securities was $3,927,728 representing 2.87% of the net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Fair valued security (see Note 1)
(3)	Variable rate security - the rate reflected is as of February 28, 2005; maturity date reflects next reset date.
(4)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2005.
(5)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 98.11%
Aerospace/Defense - 6.23%

Alliant Techsystems, Inc.+	48,000	$3,323,040
General Dynamics Corp.	25,000	2,633,750
L-3 Communications Holdings, Inc.	27,000	1,946,700
United Technologies Corp.	32,000	3,196,160

		11,099,650

Banks - 7.52%

Bank of America Corp.	112,600	5,252,790
Mellon Financial Corp.	92,400	2,650,032
U.S. Bancorp	103,500	3,079,125
Wells Fargo & Co.	40,600	2,410,828

		13,392,775

Beverages - 4.19%

Coca-Cola Co.	89,000	3,809,200
Diageo, PLC Sponsored ADR#	64,000	3,665,280

		7,474,480

Broadcasting - 3.62%

Comcast Corp., Class A+	85,500	2,783,025
Fox Entertainment Group, Inc., Class A+	110,000	3,663,000

		6,446,025

Chemical - 2.09%

E.I. du Pont de Nemours and Co.	70,000	3,731,000

Conglomerates - 6.82%

General Electric Co.	167,000	5,878,400
ITT Industries, Inc.	35,000	3,078,250
Tyco International, Ltd.	95,300	3,190,644

		12,147,294

Drugs - 2.55%

Pfizer, Inc.	172,900	4,545,541

Financial Services - 10.49%

American Express Co.	52,700	2,853,705
Capital One Financial Corp.	36,600	2,806,488
Citigroup, Inc.	130,300	6,217,916
Goldman Sachs Group, Inc.	17,000	1,849,600
JPMorgan Chase & Co.	72,000	2,631,600
Morgan Stanley	41,300	2,332,211

		18,691,520

Foods - 1.53%

General Mills, Inc.	52,000	2,723,240

Freight - 0.91%

United Parcel Service, Inc., Class B	21,000	1,627,290

Hospital Supplies - 5.21%

Becton, Dickinson and Co.	48,000	2,873,760
Johnson & Johnson	50,000	3,280,000
Medtronic, Inc.	60,000	3,127,200

		9,280,960

Household Products - 2.08%

Procter & Gamble Co.	69,800	3,705,682

Information Processing - Hardware - 5.50%

Dell, Inc.+	44,900	1,800,041
Hewlett-Packard Co.	160,000	3,328,000
International Business Machines Corp.	50,500	4,675,290
Seagate Technology, Inc. +(1)(4)	10,000	0

		9,803,331

Information Processing - Software - 3.14%

Microsoft Corp.	222,400	5,600,032

Insurance - 4.48%

Allstate Corp.	53,000	2,845,040
Chubb Corp.	34,000	2,689,740
WellPoint, Inc.+	20,000	2,441,200

		7,975,980

Leisure & Tourism - 3.84%

Royal Caribbean Cruises, Ltd.#	67,000	3,165,750
Wendy’s International, Inc.	97,000	3,671,450

		6,837,200

Machinery - 2.02%

Dover Corp.	93,000	3,596,310

Medical - Biomedical/Gene - 1.06%

Amgen, Inc.+	30,800	1,897,588

Multimedia - 2.22%

Time Warner, Inc.+	230,100	3,964,623

Oil & Gas - 8.61%

ChevronTexaco Corp.	80,000	4,966,400
Exxon Mobil Corp.	115,300	7,299,643
Marathon Oil Corp.	65,000	3,077,100

		15,343,143

Retail - 6.34%

Home Depot, Inc.	93,000	3,721,860

Limited Brands, Inc.	160,000	3,804,800
Wal-Mart Stores, Inc.	73,000	3,767,530

		11,294,190

Semiconductors - 3.31%

Applied Materials, Inc.+	190,000	3,325,000
Intel Corp.	107,200	2,570,656

		5,895,656

Telecommunications - 2.70%

Cisco Systems, Inc.+	82,700	1,440,634
Verizon Communications, Inc.	94,000	3,381,180

		4,821,814

Tobacco - 1.65%

Altria Group, Inc.	44,700	2,934,555

Total Long-Term Investment Securities - 98.11%
(Cost $158,453,810)		174,829,879

SHORT-TERM INVESTMENT SECURITIES - 2.65%
Collective Investment Pool - 2.65%

Securities Lending Quality Trust (3)
(Cost $4,719,675)	$4,719,675	4,719,675

REPURCHASE AGREEMENT - 2.31%

State Street Bank & Trust Co., Joint Repurchase Agreement (5)
(Cost $4,110,000)	4,110,000	4,110,000

TOTAL INVESTMENTS
(Cost $167,283,485)(2)	103.07%	183,659,554
Liabilities in excess of other assets	(3.07)%	(5,472,112)

NET ASSETS	100.00%	$178,187,442

ADR	- American Depository Receipt
+	Non-income producing
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1).
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	Illiquid security
(5)	See Note 2 for details of Joint Repurchase Agreement.

See Notes to Schedule of Investments

HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares/ Principal Amount/ Warrants/ Options	Value (Note 1)
COMMON STOCK - 100.46%
Chemical - 2.87%

Invitrogen Corp.+(2)	31,200	2,182,752
Solvay SA#(6)	4,900	569,767
Symyx Technologies, Inc.+#	56,200	1,567,418

		4,319,937

Drugs - 24.65%

Able Laboratories, Inc.+#	33,700	732,301
Alkermes, Inc.+#(2)	144,100	1,683,088
Allergan, Inc.(2)	9,000	676,620
American Pharmaceutical Partners, Inc.+#	3,100	162,006
Array Biopharma, Inc.+	12,000	101,040
Caremark Rx, Inc.+	3,000	114,840
Cephalon, Inc.+#(2)	101,800	4,995,326
Cubist Pharmaceuticals, Inc.+#	122,000	1,256,600
Dynavax Technologies Corp.+#	6,200	37,758
Elan Corp., PLC Sponsored ADR+#(2)	186,000	1,488,000
Eli Lilly & Co.(2)	30,200	1,691,200
Forest Laboratories, Inc.+	9,300	397,110
GlaxoSmithKline, PLC(6)	7,400	177,424
Idenix Pharmaceuticals, Inc.+#	40,600	777,084
Indevus Pharmaceuticals, Inc.+#	33,400	142,284
IVAX Corp.+(1)	64,425	1,030,156
Ligand Pharmaceuticals, Inc., Class B+	15,500	151,900
NeighborCare, Inc.+	27,200	817,904
Novartis AG - ADR	7,900	394,763
OSI Pharmaceuticals, Inc.+(2)	34,300	1,873,809
Penwest Pharmaceuticals Co.+#	11,000	121,000
Pfizer, Inc.(2)	67,160	1,765,636
Pharmion Corp.+	12,400	419,120
Rigel Pharmaceuticals, Inc.+#	24,800	462,272
Salix Pharmaceuticals, Ltd.+#	7,099	115,217
Sanofi-Aventis#(6)	12,400	991,723
Schering AG(6)	3,500	255,806
Schering-Plough Corp.	44,600	845,170
Schwarz Pharma AG#(6)	12,400	603,292
Sepracor, Inc.+	73,800	4,757,886
Shire Pharmaceuticals Group, PLC ADR# (2)	31,400	1,056,610
Taro Pharmaceutical Industries, Ltd., Class A+	8,900	251,247
Teva Pharmaceutical Industries, Ltd. Sponsored ADR#	23,600	710,596
UCB SA#(6)	6,300	316,096
Valeant Pharmaceuticals International# (1)	36,900	894,825
ViroPharma, Inc.+#	37,200	84,444
Wyeth(2)	82,882	3,383,243
Yamanouchi Pharmaceutical Co., Ltd.#(6)	38,000	1,351,075

		37,086,471

Electronics/Electrical Equipment - 0.19%

Waters Corp.+	6,000	293,100

Healthcare - 8.14%

Bausch & Lomb, Inc.(2)	8,600	608,794
Community Health Systems, Inc.+	55,200	1,786,824
Cooper Cos., Inc.(2)	3,600	296,460
Dade Behring Holdings, Inc.+	21,400	1,341,994
DaVita, Inc.+(2)	29,700	1,254,528
Edwards Lifesciences Corp.+(2)	24,700	1,062,347
HEALTHSOUTH Corp.+#	49,000	288,610
Kinetic Concepts, Inc.+(2)	30,530	1,991,472
LabOne, Inc.+#	18,500	666,000
Manor Care, Inc.	24,600	838,122
Omnicare, Inc.(2)	12,100	417,329
Patterson Cos., Inc.+#(2)	15,900	788,958
ResMed, Inc.+	8,100	477,495
Symbion, Inc.+	15,300	328,032
United Surgical Partners International, Inc.+	2,300	94,438

		12,241,403

Hospital Management - 0.74%

HCA, Inc.(2)	9,300	439,053
Triad Hospitals, Inc.+(2)	15,400	672,518

		1,111,571

Hospital Supplies - 4.75%

AmerisourceBergen Corp.(2)	9,500	569,050
Cardinal Health, Inc.(2)	16,200	948,510
CR Bard, Inc.	6,200	412,300
Johnson & Johnson	28,200	1,849,920
Medtronic, Inc.(2)	19,000	990,280
St. Jude Medical, Inc.+(2)	24,800	969,680
Stryker Corp.(2)	26,400	1,311,024
Varian Medical Systems, Inc.+	2,900	104,197

		7,154,961

Insurance - 14.87%

Coventry Health Care, Inc.+(2)	21,400	1,350,340
UnitedHealth Group, Inc.(3)	119,900	10,930,084
WellPoint, Inc.+(2)	82,700	10,094,362

		22,374,786

Medical - Biomedical/Gene - 14.16%

Alexion Pharmaceuticals, Inc.+#(2)	39,900	931,665
Amgen, Inc.+(3)	92,300	5,686,603
Biocryst Pharmaceuticals, Inc.+#	67,400	396,312
Biogen Idec, Inc.+(2)	52,200	2,017,530
BioSphere, Inc.+#	67,900	282,464
Celgene Corp.+#	24,600	673,425
Cytogen Corp.+#	30,000	381,300
Cytokinetics, Inc.+#	6,800	65,960
Decode Genetics, Inc.+#	63,600	410,856
Encysive Pharmaceuticals, Inc.+(2)	85,400	941,108
Exelixis, Inc.+	92,700	659,097
Genentech, Inc.+(2)	46,100	2,175,920

Human Genome Sciences, Inc.+	65,000	725,400
ICOS Corp.+#	5,900	130,508
Keryx Biopharmaceuticals, Inc.+#	33,900	440,700
Kosan Biosciences, Inc.+#	8,400	44,940
MedImmune, Inc.+	56,200	1,353,296
Millennium Pharmaceuticals, Inc.+	37,800	325,080
Myogen, Inc.+#	24,300	203,148
Myriad Genetics, Inc.+	43,200	936,144
Protein Design Labs, Inc.+#	66,800	1,000,664
Transkaryotic Therapies, Inc.+#	27,700	638,208
Vertex Pharmaceuticals, Inc.+#	66,994	773,111
Virologic, Inc.+#	11,500	27,255
XOMA, Ltd.+#	55,600	80,064

		21,300,758

Medical Technology - 8.09%

Andrx Corp.+	55,300	1,241,485
Aspect Medical Systems, Inc.+#	35,400	763,932
Baxter International, Inc.(2)	6,100	217,526
Biomet, Inc.	13,000	548,860
Chiron Corp.+	3,600	128,088
Conor Medsystems, Inc.+#	9,600	161,952
CryoLife, Inc.+#	58,700	457,860
Endologix, Inc.+	45,400	282,388
Fischer Imaging Corp.+#	42,400	195,040
Gen-Probe, Inc.+(2)	27,700	1,410,207
Immucor Corp.+(2)	27,500	816,887
Inamed Corp.+(2)	2,400	163,632
Incyte Genomics, Inc.+#	42,800	373,644
Integra LifeSciences Corp.+#	5,300	196,577
Kyphon, Inc.+#	7,500	184,350
LCA-Vision, Inc.	12,200	352,824
Martek Biosciences Corp.+(2)	18,800	1,259,600
Nektar Therapeutics+	32,500	563,550
Noven Pharmaceuticals, Inc.+#	21,900	361,788
OraSure Technologies, Inc.+#	23,600	158,120
Regeneration Technologies, Inc.+#	58,200	625,068
Serologicals Corp.+#(2)	22,300	538,991
Symmetry Medical, Inc.+	10,700	222,453
Zimmer Holdings, Inc.+(2)	11,100	953,490

		12,178,312

Optical Instruments & Lenses - 0.71%

Alcon, Inc.	12,300	1,061,490

Retail - 0.20%

Select Comfort Corp.+#	14,900	306,940

Retirement/Aged Care - 0.87%

Sunrise Senior Living, Inc.+#(2)	27,600	1,308,240

Therapeutics - 20.22%

Abgenix, Inc.+#	95,000	784,700
Amylin Pharmaceuticals, Inc.+#(2)	30,700	657,594
AtheroGenics, Inc.+#(2)	37,100	612,521
CV Therapeutics, Inc.+#(2)	45,000	986,850
Discovery Laboratories, Inc.+#	18,600	109,182
Eyetech Pharmaceuticals, Inc.+#	60,200	1,995,028
Favrille, Inc.+#	12,400	86,180
Gilead Sciences, Inc.+(2)	254,800	8,803,340
ImClone Systems, Inc.+(2)	105,500	4,669,430
Inspire Phamaceuticals, Inc.+#	27,500	218,900
Medicines Co.+#	116,900	2,723,770
MGI Pharma, Inc.+(2)	92,400	2,115,960
NeoRx Corp.+	18,100	29,141
Neurocrine Biosciences, Inc.+(2)	58,500	2,341,755
NPS Pharmaceuticals, Inc.+#	67,400	966,516
Onyx Pharmaceuticals, Inc.+#	21,600	625,104
Theravance, Inc.+#	29,100	524,091
Trimeris, Inc.+	89,200	1,139,976
United Therapeutics Corp.+(2)	5,600	254,408
Vicuron Phamaceuticals, Inc.+	18,500	320,975
Vion Pharmaceuticals, Inc.+#	130,500	450,225

		30,415,646

Total Common Stock

(Cost $139,342,223)		151,153,615

PREFERRED STOCK - 0.69%
Financial Services - 0.68%

Morgan Stanley 6%*(5)	30,000	1,014,000

Therapeutics - 0.01%

NeoRx Corp.(1)(5)
	5	16,100

Total Preferred Stock

(Cost $1,337,300)		1,030,100

WARRANTS+ - 0.00%
Medical - Biomedical/Gene - 0.00%

Myogen, Inc. Expires 9/29/09 (Strike price $7.80)+(5)	2,460	1,378

Therapeutics - 0.00%

NeoRx Corp. Expires 12/3/08 (Strike price $6.00)+(1)(5)	2,000	0

Total Warrants
(Cost $307)		1,378

PUT OPTION PURCHASED – 0.00%
Theraputics – 0.00%

Inspire Pharmaceuticals, Inc.
(Cost$19,040)	10,090	1,090

Total Long-Term Investment Securities – 101.15%
(Cost $140,698,870)		152,186,183

SHORT-TERM INVESTMENT SECURITIES - 23.42%
Collective Investment Pool – 22.38%

Securities Lending Quality Trust(4)	33,672,214	33,672,214

Registered Investment Companies - 1.04%

T. Rowe Price Reserve Investment Fund	1,565,552	1,565,552

Total Short-Term Investment Securities
(Cost $35,237,766)		35,237,766

TOTAL INVESTMENTS
(Cost $175,936,636)(7)	124.57%	187,423,949
Liabilities in excess other assets	(24.57%)	(36,967,667)

NET ASSETS	100.00%	150,456,282

ADR	American Depository Receipt
+	Non-income producing
#	The security or a portion thereof is out loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2005, the aggregate value of these securities was $1,014,000 representing 0.67% of the net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security (see Note 1)
(2)	A portion of this security is subject to options written.
(3)	The security or a portion thereof represents collateral for uncovered written options.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	Illiquid security
(6)	Security was valued using fair value procedures at February 28, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(7)	See Note 4 for cost of investments on a tax basis.

Open call option contracts written at February 28, 2005 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value at February 28, 2005	Unrealized Appreciation (Depreciation)
AmerisourceBergen Corp.	May-05	60.00	95	$15,820	$27,075	$(11,255)
Amgen, Inc.	Apr-05	60.00	141	39,106	46,530	(7,425)
Amgen, Inc.	Apr-05	65.00	92	10,866	7,820	3,046
Amgen, Inc.	Jul-05	70.00	123	15,092	9,225	5,867
Amylin Pharmaceuticals, inc.	Jan-06	25.00	126	33,332	39,060	(5,728)
AtheroGenics, Inc.	Jul-05	25.00	61	8,678	3,050	5,628
Biogen Idec, Inc.	Apr-05	65.00	59	11,328	1,180	10,148
Biogen Idec, Inc.	Jul-05	45.00	92	20,778	20,778	0
Cardinal Health, Inc.	Mar-05	50.00	90	27,175	79,200	(52,025)
Cephalon, Inc.	Aug-05	55.00	61	12,283	10,370	1,913
Cooper Cos., Inc,	May-05	75.00	26	9,573	23,660	(14,087)
DaVita, Inc.	Jul-05	45.00	59	7,836	8,555	(719)
Edwards Lifesciences Corp.	May-05	45.00	25	4,268	3,750	518
Elan Corp., PLC Sponsored ADR	Jul-05	35.00	32	4,402	320	4,082
Elan Corp., PLC Sponsored ADR	Jan-06	35.00	122	24,033	3,050	20,983
Eli Lilly & Co.	Apr-05	60.00	126	28,606	9,450	19,156
Eli Lilly & Co.	Jul-05	60.00	24	5,568	4,680	888
Eyetech Pharmaceuticals, Inc.	Jun-05	45.00	122	23,484	7,320	16,164
Forest Laboratories, Inc.	May-05	40.00	59	17,577	25,960	(8,383)
Forest Laboratories, Inc.	May-05	50.00	30	6,210	1,800	4,410
Gilead Sciences, Inc.	Aug-05	40.00	123	13,531	15,375	(1,844)
Genentech, Inc.	Jun-05	60.00	61	13,846	4,270	9,576
Gen-Probe, Inc.	Aug-05	60.00	92	22,514	21,620	894
ImClone Systems, Inc.	Mar-05	40.00	123	24,918	59,040	(34,122)
ImClone Systems, Inc.	May-05	40.00	247	112,329	167,960	(55,631)
ImClone Systems, Inc.	May-05	45.00	154	29,877	63,140	(33,263)
ImClone Systems, Inc.	May-05	50.00	185	46,752	43,475	3,277
ImClone Systems, Inc.	May-05	55.00	123	35,084	16,605	18,479
ImClone Systems, Inc.	Aug-05	50.00	123	19,965	49,200	(29,235)
Immucor Corp.	Jun-05	35.00	43	7,253	4,945	2,308
Immucor Corp.	Sep-05	35.00	43	10,442	8,385	2,057
Inamed Corp.	Apr-05	65.00	24	9,056	15,360	(6,304)
IVAX Corp.	Jun-05	17.50	93	10,078	9,765	313
Kinetics Concepts, Inc.	Jun-05	80.00	24	9,559	1,680	7,879
Martek Biosciences Corp.	Jun-05	50.00	58	21,520	107,300	(85,780)
Martek Biosciences Corp.	Jun-05	55.00	29	11,513	41,470	(29,957)
Medtronic, Inc.	May-05	55.00	63	12,096	5,670	6,426
Neurocrine Biosciences, Inc.	May-05	45.00	86	9,837	8,170	1,667
Neurocrine Biosciences, Inc.	Aug-05	50.00	92	14,033	10,120	3,913
Neurocrine Biosciences, Inc.	Aug-05	55.00	31	4,333	1,705	2,628
Omnicare, Inc.	Mar-05	25.00	61	26,060	59,170	(33,110)
OSI Pharmaceuticals, Inc.	Apr-05	60.00	62	34,877	11,470	23,407
OSI Pharmaceuticals, Inc.	Apr-05	65.00	31	14,131	2,945	11,186
OSI Pharmaceuticals, Inc.	Jul-05	55.00	62	46,352	41,540	4,812
Pfizer, Inc.	Jan-06	30.00	122	26,480	12,810	13,670
Pfizer, Inc.	Jan-06	32.50	61	11,559	3,660	7,899
Pharmion Corp.	Jun-05	45.00	38	7,455	2,090	5,365
Sepracor, Inc.	Mar-05	60.00	120	18,768	62,400	(43,632)
Sepracor, Inc.	Apr-05	65.00	123	20,720	47,970	(27,250)
Sepracor, Inc.	Jul-05	75.00	123	22,260	26,445	(4,185)
St Jude Medical, Inc.	Jul-05	45.00	46	4,301	2,990	1,311
United Therapeutics Corp.	May-05	50.00	56	12,116	8,960	3,156
Valeant Pharmaceuticals International	Sep-05	25.00	64	9,467	12,480	(3,013)
WellPoint, Inc	Mar-05	95.00	30	7,485	82,500	(75,015)
WellPoint, Inc	Jun-05	90.00	31	9,816	103,540	(93,724)
Wyeth	Jul-05	45.00	186	26,287	11,160	15,127
Wyeth	Jan-06	50.00	124	20,707	8,060	12,647
Zimmer Holdings, Inc.	Jun-05	95.00	31	5,022	5,115	(93)

			4,753	1,088,414	1,493,393	(404,980)

Open put option contracts written at February 28, 2005 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value At February 28, 2005	Unrealized Appreciation (Depreciation)
Abbott Labs	Jan-06	55.00	49	$40,442	$46,060	$(5,618)
Alexion Pharmaceuticals, Inc.	May-05	22.50	31	6,882	6,045	837
Allergan, Inc.	Jul-05	80.00	6	3,402	3,900	(498)
Allergan, Inc.	Jan-06	80.00	16	13,342	12,640	702
Amgen, Inc.	Apr-05	60.00	62	13,145	8,370	4,775
Amgen, Inc.	Jul-05	60.00	37	7,589	9,065	(1,476)
Bausch & Lomb, Inc.	Jan-06	65.00	30	18,337	8,700	9,637
Bausch & Lomb, Inc,	Jan-06	70.00	25	20,297	11,750	8,547
Bausch & Lomb, Inc,	Jan-06	75.00	31	21,851	22,320	(469)
Bausch & Lomb, Inc,	Jan-06	80.00	31	30,841	33,170	(2,329)
Baxter International, Inc.	Jan-06	35.00	62	41,486	13,020	28,466
Baxter International, Inc.	Jan-06	40.00	31	16,956	15,190	1,766
Biogen Idec, Inc.	Apr-05	65.00	31	14,476	82,150	(67,674)
Biogen Idec, Inc.	Jan-06	60.00	31	26,311	69,130	(42,819)
Biogen Idec, Inc.	Jan-06	70.00	37	32,448	116,920	(84,472)
Biogen Idec, Inc.	Jan-06	75.00	43	50,810	157,380	(106,570)
Biomet, Inc.	Jul-05	45.00	13	4,771	5,330	(559)
Boston Scientific Corp.	Jan-06	40.00	22	14,654	17,820	(3,166)
Community Health System, Inc.	Jun-05	30.00	31	9,207	2,635	6,572
Community Health System, Inc.	Sep-05	35.00	43	17,357	15,910	1,447
Coventry Healthcare, Inc.	Jan-06	50.00	55	31,734	8,250	23,484
Coventry Healthcare, Inc.	Jan-06	60.00	14	8,872	6,020	2,852
Coventry Healthcare, Inc.	Jan-06	65.00	31	22,877	20,460	2,417
CV Therapeutics, Inc.	Jan-06	15.00	64	32,946	12,160	20,786
CV Therapeutics, Inc.	Jan-06	20.00	60	33,704	24,000	9,704
DaVita, Inc.	Jul-05	50.00	45	36,511	35,550	961
DaVita, Inc.	Jan-06	50.00	35	28,194	29,400	(1,206)
Elan Corp., PLC Sponsored ADR	Apr-05	30.00	31	10,757	68,820	(58,063)
Elan Corp., PLC Sponsored ADR	Jul-05	30.00	37	18,078	82,140	(64,062)
Elan Corp., PLC Sponsored ADR	Jan-06	25.00	86	79,014	148,780	(69,766)
Elan Corp., PLC Sponsored ADR	Jan-06	30.00	103	95,560	228,660	(133,100)
Elan Corp., PLC Sponsored ADR	Jan-06	35.00	61	55,061	165,920	(110,859)
Encysive Pharmaceuticals, Inc.	Oct-05	15.00	29	12,963	13,630	(667)
Eyetech Pharmaceuticals, Inc.	Mar-05	50.00	68	55,707	117,640	(61,933)
Eyetech Pharmaceuticals, Inc.	Jun-05	40.00	31	18,919	25,420	(6,501)
Eyetech Pharmaceuticals, Inc.	Jun-05	45.00	58	41,978	73,080	(31,102)
Eyetech Pharmaceuticals, Inc.	Sep-05	45.00	25	26,432	32,750	(6,318)
Gilead Sciences, Inc.	Aug-05	32.50	37	12,591	7,585	5,006
Genentech, Inc.	Jun-05	50.00	49	23,393	26,950	(3,557)
Gen-Probe, Inc.	May-05	45.00	25	18,249	3,375	14,874
HCA, Inc.	Jan-06	50.00	43	22,309	21,070	1,239
Henry Schein, Inc.	Jan-06	30.00	9	4,852	1,665	3,187
Immucor Corp.	Sep-05	35.00	30	22,159	20,700	1,459
Invitrogen Corp.	Jan-06	70.00	44	42,958	28,600	14,358
Invitrogen Corp.	Jan-06	75.00	31	28,999	27,900	1,099
Kinetics Concepts, Inc.	Jun-05	65.00	31	15,566	13,330	2,236
Kinetics Concepts, Inc.	Sep-05	65.00	8	5,156	4,400	756
Medtronic, Inc.	May-05	55.00	44	20,738	15,840	4,898
Medtronic, Inc.	Jan-06	55.00	19	9,073	9,120	(47)
Merck & Co., Inc.	Jan-06	30.00	49	15,082	11,760	3,322
MGI Pharma, Inc.	Jan-06	22.50	37	12,227	14,060	(1,833)
Neurocrine Biosciences, Inc.	Aug-05	45.00	34	17,804	23,460	(5,656)
OSI Pharmaceuticals, Inc.	Apr-05	65.00	43	28,465	47,730	(19,265)
Patterson Cos, Inc.	Jul-05	45.00	33	14,464	3,465	10,999
St. Jude Medical, Inc.	Jul-05	40.00	37	11,970	10,360	1,610
St. Jude Medical, Inc.	Jan-06	40.00	31	14,765	12,090	2,675
Serologicals Corp.	Apr-05	22.50	10	3,490	700	2,790
Sepracor, Inc.	Apr-05	60.00	31	19,746	6,355	13,391
Sepracor, Inc.	Apr-05	65.00	31	23,466	13,330	10,136
Sepracor, Inc.	Jul-05	60.00	93	107,172	34,410	72,762
Sepracor, Inc.	Jan-06	55.00	62	73,155	19,220	53,935
Sepracor, Inc.	Jan-06	60.00	67	58,120	30,150	27,970
Sepracor, Inc.	Jan-06	65.00	30	15,974	19,800	(3,826)
Sepracor, Inc.	Jan-06	70.00	12	10,764	11,040	(276)
Shire Pharmaceuticals Group, PLC	Jul-05	40.00	56	29,547	38,640	(9,093)
Shire Pharmaceuticals Group, PLC	Jan-06	40.00	63	46,606	46,620	(14)
Stryker Corp.	Jan-06	50.00	31	14,167	11,780	2,387
Sunrise Senior Living, Inc.	Jul-05	45.00	35	12,175	5,600	6,575
Triad Hospitals, Inc.	Jan-06	40.00	31	17,007	8,060	8,947
WellPoint, Inc.	Jun-05	105.00	31	19,391	4,805	14,586
Wyeth	Jul-05	40.00	12	2,844	2,040	804
Zimmer Holdings, Inc.	Jun-05	80.00	12	6,684	2,820	3,864

			2,736	1,815,039	2,309,015	(493,976)

See Notes to Schedule of Investments

INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.44%
Aerospace/Defense - 0.93%

Northrop Grumman Corp.	42,187	$2,231,692

Airlines - 0.12%

Delta Air Lines, Inc.+#	5,300	24,592
Southwest Airlines Co.	19,200	265,920

		290,512

Apparel & Products - 0.10%

Charming Shoppes, Inc.+#	29,524	227,630

Appliances/Furnishings - 0.29%

Whirlpool Corp.	11,060	705,075

Automotive - 2.39%

Ford Motor Co.	318,347	4,027,090
Magna International, Inc., Class A	22,959	1,697,818

		5,724,908

Banks - 11.74%

Bank of America Corp.	246,191	11,484,810
Comerica, Inc.	6,376	363,942
First American Corp., Class A	74,707	2,730,541
Fremont General Corp.#	35,854	901,370
National City Corp.	209,155	7,481,474
Wachovia Corp.	57,059	3,024,698
Wells Fargo & Co.	35,537	2,110,187

		28,097,022

Beverages - 0.51%

Molson Coors Brewing Co.	17,435	1,212,256

Commercial Services - 1.25%

Cendant Corp.	133,588	2,954,966
Silgan Holdings, Inc.	406	26,820

		2,981,786

Conglomerates - 1.00%

General Electric Co.	9,555	336,336
Tyco International, Ltd.	61,481	2,058,384

		2,394,720

Drugs - 6.18%

Bristol-Myers Squibb Co.	134,139	3,357,499
KOS Pharmaceuticals, Inc.+#	16,117	535,729
Merck & Co., Inc.	170,903	5,417,625
Pfizer, Inc.	207,971	5,467,558

		14,778,411

Electronics/Electrical Equipment - 0.62%

Applera Corp. - Applied Biosystems Group	51,398	1,055,715
Arrow Electronics, Inc.+	12,182	327,696
Xerox Corp.+	6,642	103,615

		1,487,026

Financial Services - 4.12%

A.G. Edwards, Inc.	12,064	520,079
American Financial Group, Inc.#	9,769	297,857
Capital One Financial Corp.	26,887	2,061,695
Countrywide Financial Corp.	167,497	5,820,521
JPMorgan Chase & Co.	31,569	1,153,847

		9,853,999

Foods - 1.83%

Archer-Daniels-Midland Co.	35,806	862,925
Corn Products International, Inc.	7,412	207,314
Pilgrims Pride Corp.#	35,130	1,334,237
Sanderson Farms, Inc.#	8,198	367,844
Tyson Foods, Inc., Class A	93,730	1,595,284

		4,367,604

Freight - 1.04%

FedEx Corp.	6,356	621,490
United Parcel Service, Inc., Class B	24,145	1,870,996

		2,492,486

Hardware & Tools - 0.44%

Black & Decker Corp.	11,990	994,211
Stanley Works	1,102	50,967

		1,045,178

Healthcare - 0.13%

McKesson Corp.	8,396	313,507

Home Builders - 0.17%

NVR, Inc.+	519	411,178

Hospital Supplies - 5.60%

AmerisourceBergen Corp.	34,710	2,079,129
Becton, Dickinson and Co.	26,830	1,606,312
Cardinal Health, Inc.	19,407	1,136,280
Johnson & Johnson	130,701	8,573,986

		13,395,707

Household Products - 1.53%

John H. Harland Co.	2,999	110,063
Kimberly-Clark Corp.	21,226	1,400,492
Newell Rubbermaid, Inc.	28,874	643,601
Procter & Gamble Co.	28,506	1,513,384

		3,667,540

Information Processing - Hardware - 4.96%

Hewlett-Packard Co.	143,968	2,994,534
Ingram Micro, Inc., Class A+	59,561	1,067,333
International Business Machines Corp.	79,784	7,386,403
Tech Data Corp.+	10,490	429,985

		11,878,255

Information Processing - Services - 2.43%

CheckFree Corp.+	4,880	188,075
Computer Sciences Corp.+	57,876	2,675,608
Earthlink, Inc.+	237,845	2,076,387
United Online, Inc.+#	71,032	770,697
VeriSign, Inc.+	3,363	92,213

		5,802,980

Information Processing - Software - 1.94%

BMC Software, Inc.+	4,081	61,011
Microsoft Corp.	181,935	4,581,123

		4,642,134

Insurance - 5.62%

ACE, Ltd.	30,794	1,369,101
Aon Corp.	20,943	513,313
CIGNA Corp.	61,414	5,576,391
Fidelity National Financial, Inc.	4,848	214,476
Hartford Financial Services Group, Inc.	11,925	858,004
Lincoln National Corp.	49,513	2,319,684
Protective Life Corp.	16,421	656,183
St. Paul Travelers Cos., Inc.	14,041	538,051
W.R. Berkley Corp.	27,334	1,403,874

		13,449,077

Leisure & Tourism - 2.28%

McDonald’s Corp.	112,548	3,723,088
Regal Entertainment Group, Class A#	44,725	861,403
Sabre Holdings Corp., Class A	41,615	877,244

		5,461,735

Machinery - 1.10%

Cummins, Inc.	35,686	2,619,709

Medical - Biomedical/Gene - 0.13%

Amgen, Inc.+	4,992	307,557

Metals - 1.65%

Phelps Dodge Corp.	29,525	3,142,936
Southern Peru Copper Corp. #	1,977	124,373
United States Steel Corp.	11,079	690,887

		3,958,196

Multimedia - 3.64%

Time Warner, Inc.+	245,590	4,231,516
Viacom, Inc., Class B	24,874	868,103
Walt Disney Co.	129,129	3,607,864

		8,707,483

Oil & Gas - 9.87%

ChevronTexaco Corp.	198,540	12,325,363
ConocoPhillips	33,802	3,748,304
Exxon Mobil Corp.	58,300	3,690,973
Occidental Petroleum Corp.	15,904	1,117,574
Sunoco, Inc.	26,913	2,667,079
UGI Corp.	1,703	76,209

		23,625,502

Paper/Forest Products - 2.42%

Georgia-Pacific Corp.	38,040	1,362,212
Louisiana-Pacific Corp.	103,690	2,723,936
Plum Creek Timber Co., Inc.	3,752	140,888
Weyerhaeuser Co.	23,293	1,559,001

		5,786,037

Photography - 1.10%

Eastman Kodak Co.#	77,759	2,643,028

Publishing - 0.13%

American Greetings Corp., Class A#	12,485	307,506

Railroads & Equipment - 0.53%

Burlington Northern Santa Fe Corp.	8,400	422,268
CSX Corp.	4,500	185,895
Norfolk Southern Corp.	8,200	294,298
Union Pacific Corp.	5,700	361,665

		1,264,126

Real Estate Investment Trusts - 2.69%

Apartment Investment & Management Co., Class A	29,050	1,111,453
CBL & Associates Properties, Inc.	44,902	3,345,648
Colonial Properties Trust#	23,327	848,870
Crescent Real Estate Equities, Inc.	1,804	29,405
General Growth Properties, Inc.	4,339	151,431
HRPT Properties Trust	16,871	213,924

Lexington Corporate Properties Trust	1,393	30,674
Trizec Properties, Inc.	23,405	420,120
Vornado Realty Trust	4,205	288,883

		6,440,408

Retail - 3.69%

Albertson’s, Inc.	17,178	384,615
Barnes & Noble, Inc.+	29,384	1,003,757
Federated Department Stores, Inc.	35,294	1,992,346
GameStop Corp.+	10,666	208,627
Kmart Holding Corp.+#	12,396	1,208,238
Limited Brands, Inc.	8,867	210,857
May Department Stores Co.	695	23,985
Rent-A-Center, Inc.+	14,940	387,693
SUPERVALU, Inc.	107,667	3,420,581

		8,840,699

Savings & Loan - 0.32%

Flagstar Bancorp, Inc.#	6,112	125,601
Washington Mutual, Inc.	15,378	645,261

		770,862

Semiconductors - 3.34%

Freescale Semiconductor, Inc., Class B+	10,818	207,489
Intel Corp.	319,036	7,650,483
MEMC Electronic Materials, Inc.+#	10,065	130,644

		7,988,616

Telecommunications - 3.24%

Alltel Corp.	34,500	1,973,400
Cisco Systems, Inc.+	17,337	302,011
Harris Corp.	1,259	83,975
Motorola, Inc.	175,080	2,741,753
Verizon Communications, Inc.	73,595	2,647,212

		7,748,351

Tobacco - 2.16%

Altria Group, Inc.	41,146	2,701,235
Reynolds American, Inc.#	29,954	2,454,730

		5,155,965

Utilities - Communication - 1.35%

AT&T Corp.	159,316	3,095,510
Sprint Corp.	6,164	145,963

		3,241,473

Utilities - Electric - 4.04%

American Electric Power Co., Inc.	48,436	1,617,762
Constellation Energy Group, Inc.	12,717	654,544
Duke Energy Corp.	23,367	630,675
Exelon Corp.	22,307	1,011,846
FirstEnergy Corp.	119,273	4,918,819
FPL Group, Inc.	6,998	555,291
Great Plains Energy, Inc.#	8,787	272,309

		9,661,246

Utilities - Gas, Distribution - 0.74%

Nicor, Inc.#	47,769	1,781,306

Utilities - Gas, Pipeline - 0.08%

National Fuel Gas Co.	6,858	194,219

Total Common Stock
(Cost $219,555,087)		237,954,707

PREFERRED STOCK - 0.45%
Automotive - 0.25%

Ford Motor Co. Capital Trust II 6.50% #	8,000	397,600
General Motors Corp., Series B 5.25%
	9,646	203,145

		600,745

Electronics/Electrical Equipment - 0.20%

Xerox Corp. 6.25% #	3,500	478,275

Total Preferred Stock
(Cost $990,534)		1,079,020

Total Long - Term Investment Securities - 99.89%
(Cost $ 220,545,621)		239,033,727

SHORT-TERM INVESTMENTS - 6.13%
Collective Investment Pool - 6.13%

Securities Lending Quality Trust (1)
(Cost $14,667,855)	$14,667,855	14,667,855

TOTAL INVESTMENTS
(Cost $235,213,476) (2)	106.02%	253,701,582
Liabilities in excess of other assets	(6.02)%	(14,415,298)

NET ASSETS	100.00%	$239,286,284

+	Non-income producing security
#	The security or a protion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

INFLATION PROTECTED FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
PREFERRED STOCK - 1.04%
Banks - 1.04%
RBS Capital Trust II 6.43% (1)
(Cost $52,923)	$50,000	$56,926

CORPORATE BONDS - 12.04%
Automotive - 0.95%

General Motors Corp.:
8.38% due 07/15/33	50,000	49,116

Conglomerates - 1.11%

Tyco International Group SA:
6.88% due 01/15/29	50,000	57,679

Finance Companies - 2.94%

SLM Corp., Series A:
5.65% due 11/21/13 (2)	150,000	151,945

Financial Services - 5.92%

Lehman Brothers Holdings, Inc., Series G:
5.67% due 06/10/14 (2)	150,000	154,299
Morgan Stanley, Series C:
5.52% due 06/01/11 (2)	150,000	152,427

		623,219

Telecommunications - 1.12%

Verizon New York, Inc., Series B:
7.38% due 04/01/32	50,000	57,753

Total Corporate Bonds
(Cost $631,665)		736,360

FOREIGN BONDS & NOTES - 1.14%
Real Estate - 1.14%
Brascan Corp.
7.38% due 03/01/33
(Cost $52,820)	50,000	59,215

UNITED STATES GOVERNMENT BONDS - 81.44%
U.S. Government Agencies - 29.55%

Federal Home Loan Bank:
2.95% due 09/14/06	145,000	143,574
Federal Home Loan Mtg. Corp.:
6.25% due 07/15/32	100,000	116,860
Federal National Mtg. Assoc.:
4.66% due 02/17/09 (2)	700,000	702,338
Tennessee Valley Authority:
3.38% due 01/15/07 (3)	540,576	567,270

		1,530,042

Government Obligations - 51.89%

United States Treasury Bonds:
5.38% due 02/15/31	75,000	82,465
United States Treasury Inflation Indexed Bonds:
2.00% due 07/15/14 (3)	146,407	150,621
2.38% due 01/15/25 (3)	2,155,709	2,305,430
United States Treasury Inflation Indexed Notes:
0.88% due 04/15/10 (3)	150,696	148,235

		2,686,751

Total United States Government Bonds
(Cost $4,243,817)		4,216,793

TOTAL INVESTMENTS
(Cost $4,988,225) (4)	95.66%	4,953,153
Other assets less liabilities	4.34%	224,911

NET ASSETS	100.00%	$5,178,064

(1)	Variable rate security – the rate reflected is as of February 28, 2005; maturity date reflects next reset date.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates based on the Consumer Price Index.
(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

INTERNATIONAL EQUITIES FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)(1)
COMMON STOCK - 93.75%
Advertising - 0.21%

Aegis Group, PLC	46,168	$87,172
Asatsu-DK, Inc.	900	27,059
Dentsu, Inc.	43	114,457
Publicis Groupe	5,246	159,505
WPP Group, PLC	46,280	531,127

		919,320

Aerospace/Defense - 0.47%

BAE Systems, PLC	126,369	621,372
Cobham, PLC	4,609	118,033
European Aeronautic Defense and Space Co.	10,027	314,227
Finmeccanica SpA	243,911	250,083
Meggitt PLC	17,735	94,281
Rolls Royce Group, PLC+	63,358	316,465
Sagem SA	3,758	88,469
Thales SA	3,193	144,383
Zodiac SA	1,556	74,748

		2,022,061

Airlines - 0.39%

Air France-KLM	5,005	94,865
All Nippon Airways Co., Ltd.	15,000	55,725
Auckland International Airport, Ltd.	10,086	63,042
BAA, PLC	44,229	516,722
British Airways, PLC+	22,359	115,005
Cathay Pacific Airways, Ltd.	42,000	76,958
Deutsche Lufthansa AG+	9,453	135,645
Flughafen Wien AG	434	33,726
Iberia Lineas Aereas de Espana SA	19,357	67,539
Japan Airlines Corp.+	20,000	60,184
Kobenhavns Lufthavne A/S	250	61,567
Qantas Airways, Ltd.	37,796	108,501
Ryanair Holdings, PLC+	3,622	29,316
Ryanair Holdings, PLC Sponsored ADR+#	833	36,410
SAS AB+	3,200	36,938
Singapore Airlines, Ltd.	23,000	169,820

		1,661,963

Apparel & Products - 0.29%

Adidas-Salomon AG	1,893	283,885
Benetton Group SpA	2,250	27,692
Esprit Holdings, Ltd.	36,500	260,588
Gunze, Ltd.	6,017	27,935
Hagemeyer NV+	21,311	61,140
Hermes International	381	83,152
Luxottica Group SpA	5,636	118,999
Onward Kashiyama Co., Ltd.	3,944	58,063
Puma AG Rudolf Dassier Sport	683	160,969
Tokyo Style Co., Ltd.	3,000	34,396
Wacoal Corp.	3,000	35,547
World Co., Ltd.	1,100	40,291
Yue Yuen Industrial Holdings	20,500	59,088

		1,251,745

Appliances/Furnishings - 0.09%

Electrolux AB	11,700	281,072
Kokuyo Co., Ltd.	2,062	25,969
MFI Furniture, PLC	25,639	66,369

		373,410

Automotive - 3.98%

Aisin Seiki Co., Ltd.	4,600	104,080
Autobacs Seven Co., Ltd.	755	24,231
Bridgestone Corp.	18,000	344,285
Compagnie Generale des Etablissements Michelin, Class B	5,921	422,079
Continental AG	5,403	399,439
DaimlerChrysler AG	35,551	1,645,716
Denso Corp.	66,900	1,715,090
Fiat SpA+	21,485	160,589
GKN, PLC	29,824	147,527
Honda Motor Co., Ltd.	39,100	2,095,692
Inchcape, PLC	3,114	124,968
Isuzu Motors, Ltd.	260,000	743,135
Jardine Cycle & Carriage, Ltd.	5,059	36,401
Koyo Seiko Co., Ltd.	3,000	42,411
NGK Spark Plug Co., Ltd.	5,455	58,419
Nissan Motor Co., Ltd.	70,000	750,355
NOK Corp.	2,600	64,127
Nokian Renkaat Oyj	380	67,248
Peugoet SA	7,027	459,236
Pirelli & C. SpA	107,008	138,776
Renault SA	7,648	691,584
Sanden Corp.	3,803	20,712
Scania AB	3,900	177,657
Toyoda Gosei Co., Ltd.	1,600	30,222
Toyota Motor Corp.	137,249	5,338,318
Trelleborg AB	3,229	60,805
USS Co., Ltd.	660	51,754
Valeo SA	3,052	146,323
Volkswagen AG	9,258	457,762
Volvo AB, Class A	4,000	177,193
Volvo AB, Class B	9,300	427,007

		17,123,141

Banks - 16.92%

77 Bank, Ltd.	10,000	70,761
ABN AMRO Holding NV	66,805	1,840,941
Allied Irish Banks, PLC	35,764	768,683
Alpha Bank AE	8,257	316,722
Australia & New Zealand Banking Group, Ltd.@	75,183	1,270,853
Banca Antonveneta SpA+	9,523	279,966
Banca Intesa SpA	134,361	657,996
Banca Intesa SpA-RNC	38,508	170,756
Banca Monte dei Paschi di Siena SpA	45,500	154,570
Banca Nazionale del Lavoro SpA+	68,191	190,511
Banca Popolare di Milano SCRL	16,282	141,334

Banche Popolari Unite SCRL	13,912	285,988
Banco Bilbao Vizcaya Argentaria SA	133,027	2,297,809
Banco BPI SA	14,122	58,522
Banco Comercial Portugues SA	87,436	244,282
Banco Espirto Santo SA	4,336	77,166
Banco Popolare Di Verona e Novara SCRL	15,291	299,318
Banco Popular Espanol SA	6,573	454,718
Banco Santander Central Hispano SA	245,363	3,039,096
Bank Austria Creditanstalt AG	1,517	147,495
Bank of East Asia, Ltd.	55,200	167,199
Bank of Fukuoka, Ltd.	16,145	97,286
Bank of Ireland	39,906	670,756
Bank of Yokohama, Ltd.	33,000	202,683
Barclays, PLC	265,509	2,877,826
Bayerische Hypo-und Vereinsbank AG+	26,349	643,024
BNP Paribas SA	32,881	2,383,934
BOC Hong Kong Holdings, Ltd.	153,000	290,646
Capitalia SpA	59,243	301,822
Chiba Bank, Ltd.	180,000	1,157,239
Close Brothers Group, PLC	5,065	80,446
Commerzbank AG+	18,515	414,215
Commonwealth Bank of Australia	52,602	1,508,615
Credit Agricole SA	27,382	810,846
Credit Suisse Group+	46,956	2,043,931
Danske Bank A/S	18,000	553,017
DBS Group Holdings, Ltd.	46,000	420,957
Depfa Bank, PLC	14,577	238,879
Deutsche Bank AG	20,212	1,773,375
Dexia (Brussels)	25,802	612,676
Dexia (Paris)+	1,290	17
DNB NOR ASA	27,360	278,166
EFG Eurobank Ergasias SA	7,700	273,104
Emporiki Bank of Greece SA	2,195	71,660
Erste Bank Der Oesterreichischen Sparkassen AG	4,986	271,554
FinecoGroup SpA+	6,518	57,943
Gunma Bank, Ltd.	11,000	62,987
Hang Seng Bank, Ltd.	31,488	430,995
HBOS, PLC	161,980	2,576,299
Hokuhoku Financial Group, Inc.	26,177	82,509
HSBC Holdings, PLC	461,685	7,706,799
Hypo Real Estate Holding AG+	5,386	220,350
Joyo Bank, Ltd.	249,723	1,336,059
KBC Bankverzekeringsholding	4,490	377,305
Lloyds TSB Group, PLC	231,085	2,172,671
Macquarie Bank, Ltd.	9,167	356,832
Mediobanca SpA	19,297	325,897
Mitsubishi Tokyo Financial Group, Inc.+	128	1,173,112
Mitsui Trust Holdings, Inc.	15,000	157,878
Mizuho Financial Group, Inc.	488	2,368,955
National Australia Bank, Ltd.	64,060	1,459,776
National Bank of Greece SA	10,951	415,928
Nordea Bank AB	87,590	920,896
Oversea-Chinese Banking Corp.	43,000	359,578
Overseas Union Enterprise, Ltd.	3,000	13,950
Piraeus Bank SA	6,944	147,222
Resona Holdings, Inc.+	128,000	260,850
Royal Bank of Scotland Group, PLC	130,991	4,486,552
Sanpaolo IMI SpA	44,872	655,450
Shinsei Bank, Ltd.	15,000	88,044
Shizuoka Bank, Ltd.	16,163	164,977
Skandinaviska Enskilda Banken AB	19,400	375,595
Societe Generale, Class A	13,766	1,451,757
Sumitomo Mitsui Financial Group, Inc.	322	2,228,840
Sumitomo Trust & Banking Co., Ltd.	225,000	1,550,145
Suncorp-Metway, Ltd.	22,382	334,084
Suruga Bank, Ltd.	6,000	49,871
Svenska Handelsbanken AB, Series A	21,400	522,257
UBS AG	44,150	3,833,350
UFJ Holdings, Inc.+	108	598,304
UniCredito Italiano SpA	182,549	1,064,883
United Overseas Bank, Ltd.	47,000	393,106
Westpac Banking Corp.	73,636	1,113,004

		72,806,370

Beverages - 1.13%

Asahi Breweries, Ltd.	10,795	140,290
Carlsberg A/S, Class B	1,350	69,831
Coca Cola Hellenic Bottling Co. SA	3,430	92,978
Coca-Cola Amatil, Ltd.	18,985	123,164
Coca-Cola West Japan Co., Ltd.	1,200	27,989
Diageo, PLC	124,626	1,773,206
Foster’s Group, Ltd.	82,648	340,747
Fraser and Neave, Ltd.	7,240	70,467
Heineken NV	10,116	345,068
InBev NV	7,281	278,058
Ito En, Ltd.	800	41,584
Kirin Brewery Co., Ltd.	18,937	193,013
Lion Nathan, Ltd.	12,133	72,384
Pernod-Ricard	2,037	291,250
SABMiller, PLC	33,130	546,861
Sapporo Holdings, Ltd.	8,000	37,076
Scottish & Newcastle, PLC	33,240	286,019
Southcorp, Ltd.	26,132	90,001
Takara Holdings, Inc.	4,794	35,846

		4,855,832

Broadcasting - 0.40%

Antena 3 de Television SA+	804	61,706
British Sky Broadcasting Group, PLC	51,688	561,775
Fuji Television Network, Inc.	15	32,573
ITV, PLC	169,022	375,910
Mediaset SpA	24,390	343,044
Modern Times Group AB, Class B+	2,050	62,838
Sky Network Television, Ltd.	4,023	20,343
Societe Television Francaise 1	4,893	158,829
Sogecable SA+	1,561	62,775
Television Broadcasts, Ltd.	12,000	54,268

		1,734,061

Building Materials - 2.35%

Amec, PLC	13,712	78,972
Asahi Glass Co., Ltd.	106,249	1,167,471
Boral, Ltd.	23,978	121,359
Bouygues SA	8,243	357,242
BPB, PLC	20,517	198,694
Central Glass Co., Ltd.	6,000	39,695
Cimpor Cimentos de Portugal SA	8,326	47,971
Compagnie de Saint-Gobain	12,669	781,935
CRH, PLC	21,929	613,624
CSR, Ltd.	37,860	72,250
Daikin Industries, Ltd.	5,510	137,849
Fletcher Building, Ltd.	18,260	93,877
FLS Industries A/S+	1,200	23,030
Fomento de Construcciones y Contratas SA	1,888	97,230
Geberit AG	146	116,812
Hanson, PLC	30,171	292,808
HeidelbergCement AG	2,501	164,793
Holcim, Ltd.	6,646	440,857
Imerys SA	1,319	107,383
Italcementi SpA	2,926	51,716
James Hardie Industries NV	18,955	90,691
JS Group Corp.	6,975	127,313
Kawasaki Heavy Industries, Ltd.	34,842	59,921
Kingspan Group PLC	4,786	52,618
Lafarge SA	7,050	733,123
Matsushita Electric Works, Ltd.	9,000	81,364
Mitsui Engineering & Shipbuilding Co., Ltd.	19,668	37,022
New World Development, Ltd.	92,000	93,640
Nippon Sheet Glass Co., Ltd.	10,067	44,625
Nishimatsu Construstion Co., Ltd.	7,571	29,421
NKT Holding A/S	727	23,160
Obayashi Corp.	221,861	1,407,605
Okumura Corp.	5,977	37,642
Pilkington, PLC	42,512	99,083
Rinker Group, Ltd.	38,868	350,029
Rinnai Corp.	1,100	27,017
RMC Group, PLC	9,575	157,237
Sanwa Shutter Corp.	5,000	28,201
Skanska AB	15,270	181,607
Sumitomo Osaka Cement Co., Ltd.	10,796	29,054
Taiheiyo Cement Corp.	22,000	65,946
Taisei Corp.	21,384	79,093
Technical Olympic SA	3,290	21,566
Tenon, Ltd.+	2,304	7,792
Titan Cement Co. SA	2,370	84,747
Toda Corp.	5,683	27,920
Uponor Oyj	2,500	52,946
Vinci SA	3,007	441,541
Wienerberger AG	2,604	129,447
Wolseley, PLC	24,192	516,682

		10,123,621

Chemical - 2.15%

Akzo Nobel NV	11,225	506,144
Asahi Kasei Corp.	33,549	178,034
BASF AG	21,385	1,600,689
BOC Group, PLC	20,604	392,301
Ciba Specialty Chemicals AG	2,779	196,599
Clariant AG	9,504	163,121
Daicel Chemical Industries, Ltd.	7,427	40,947
Dainippon Ink and Chemicals, Inc.	18,180	51,046
Denki Kagaku Kogyo Kabushiki Kaisha	12,226	43,795
DSM NV	3,126	222,002
Hitachi Chemical Co., Ltd.	3,000	51,800
Imperial Chemical Industries, PLC	49,190	258,301
Ishihara Sangyo Kaisha, Ltd.	8,000	19,236
Johnson Matthey, PLC	9,113	177,070
JSR Corp.	5,000	103,815
Kaneka Corp.	8,081	92,089
Kansai Paint Co., Ltd.	6,000	37,131
Kingboard Chemicals Holdings, Ltd.	19,500	58,673
L’Air Liquide SA	4,508	808,630
Lanxess	92	2,075
Lonza Group AG	1,563	97,574
Mitsubishi Chemical Corp.	45,401	154,403
Mitsubishi Gas Chemical Co., Inc.	9,864	50,890
Mitsui Chemicals, Inc.	17,000	98,587
Nippon Kayaku Co., Ltd.	4,000	24,061
Nippon Shokubai Co., Ltd.	4,502	42,011
Nissan Chemical Industries, Ltd.	5,000	45,071
Nitto Denko Corp.	4,607	250,712
Orica, Ltd.	11,240	173,108
Sekisui Chemical Co., Ltd.	11,925	88,635
Shin-Etsu Chemical Co., Ltd.	10,126	414,099
Showa Denko K.K.	27,798	72,397
Solvay SA	2,621	304,767
Sumitomo Bakelite Co., Ltd.	5,000	32,852
Sumitomo Chemical Co., Ltd.	37,000	196,811
Syngenta AG+	4,415	496,050
Taiyo Nippon Sanso Corp.	8,000	49,913
Tosoh Corp.	272,718	1,427,527
Ube Industries, Ltd.+	24,463	45,757
Yara International ASA+	8,504	122,883
Zeon Corp.	5,000	39,188

		9,230,794

Commercial Services - 1.93%

ABB, Ltd.+	76,946	468,166
Abertis Infraestructuras SA	9,561	226,501
Acciona SA	1,181	110,611
ACS, Actividades de Construccion y Servicios SA	10,929	278,585
Aggreko, PLC	10,509	32,993
Ansell, Ltd.	5,927	47,416
Autoroutes du Sud de la France	2,862	150,056

Autostrade SpA	10,625	294,901
Balfour Beatty, PLC	17,459	107,627
Benesse Corp.	1,714	58,744
Brambles Industries, Ltd.	39,959	250,580
Brambles Industries, PLC	29,887	175,143
Brisa-Auto Estradas de Portugal SA	14,867	132,302
Bunzl, PLC	18,074	173,133
Cap Gemini SA+	5,154	192,648
Cheung Kong Infrastructure Holdings, Ltd.	19,000	57,170
Cintra Concesiones de Infrastructuras de Transporte SA+	8,112	92,357
COMSYS Holdings Corp.	3,737	35,316
Dai Nippon Printing Co., Ltd.	17,000	285,733
Davis Service Group, PLC	8,367	69,802
De La Rue, PLC	7,567	55,435
Group 4 Securicor, PLC+	46,980	124,005
Grupo Ferrovial SA	2,606	155,305
Hays, PLC	70,689	182,129
Hellenic Technodomiki Tev SA	3,715	18,893
Intertek Group, PLC	6,385	85,685
ISS A/S	1,952	122,382
Itochu Techno-Science Corp.	900	34,183
JGC Corp.	6,282	64,104
Kajima Corp.	25,000	103,086
Kidde, PLC	34,840	111,181
Kinden Corp.	4,036	30,901
Leighton Holdings, Ltd.	5,631	44,552
Li & Fung, Ltd.	66,000	112,947
Linde AG	3,446	236,951
Macquarie Infrastructure Group	79,988	229,797
Marubeni Corp.	35,000	112,682
Mitsubishi Logistics Corp.	4,000	45,204
Nichii Gakkan Co.	700	22,483
Rank Group, PLC	24,827	133,156
Rentokil Initial, PLC	74,750	227,291
Securitas AB	12,100	192,465
SembCorp Industries, Ltd.	38,000	44,323
SembCorp Marine, Ltd.	21,000	21,699
Serco Group, PLC	19,409	92,878
SGS SA	177	130,684
Shimizu Corp.	13,559	66,719
Singapore Post, Ltd.	56,000	30,882
Singapore Technologies Engineering, Ltd.	54,000	78,499
Smiths Group, PLC	23,173	379,704
Takuma Co., Ltd.	2,066	17,176
TIS, Inc.	1,068	44,916
Toppan Printing Co., Ltd.	15,477	163,886
Toyo Seikan Kaisha, Ltd.	4,026	70,421
Toyota Tsusho Corp.	88,000	1,364,915
Transurban Group	22,271	124,602

		8,315,905

Conglomerates - 1.92%

Amano Corp.	2,148	23,658
Cookson Group, PLC+	78,267	52,596
DCC, PLC	3,281	78,145
Futuris Corp., Ltd.	21,844	35,677
Groupe Bruxelles Lambert SA	2,855	263,793
Haw Par Corp., Ltd.	4,695	14,890
Hutchison Whampoa, Ltd.+	88,000	791,365
Invensys, PLC+	234,863	78,964
Itochu Corp.+	37,000	195,675
Keppel Corp., Ltd.	23,000	133,600
LVMH Moet Hennessy Louis Vuitton SA	10,116	748,642
Mitsubishi Corp.	125,801	1,715,012
Novar, PLC	17,816	65,239
Patrick Corp., Ltd.	23,388	113,657
Siemens AG	32,926	2,581,160
Sumitomo Corp.	25,000	226,757
Swire Pacific, Ltd.	38,316	312,290
Tomkins, PLC	31,905	171,690
Wesfarmers, Ltd.	15,542	479,600
Wharf Holdings, Ltd.	50,000	169,505

		8,251,915

Drugs - 7.11%

Alfresa Holdings Corp.	600	23,699
AstraZeneca, PLC	68,177	2,703,716
Bayer AG	27,142	948,519
Celesio AG	1,405	106,245
Chugai Pharmaceutical Co., Ltd.	7,736	113,185
CSL, Ltd.	8,172	207,215
Daiichi Pharmaceutical Co., Ltd.	6,800	174,852
Eisai Co., Ltd.+	44,006	1,487,604
Elan Corp., PLC (Dublin)+	11,321	95,001
Elan Corp., PLC (London)+	4,802	40,253
Fujisawa Pharmaceutical Co., Ltd.	8,000	200,814
GlaxoSmithKline, PLC	242,671	5,818,340
H. Lundbeck A/S	2,700	60,047
Kaken Pharmaceutical Co., Ltd.	3,214	21,476
Kyowa Hakko Kogyo Co., Ltd.	9,265	70,740
Mayne Group, Ltd.	26,520	84,198
MEDICEO Holdings Co., Ltd.	2,700	34,503
Merck KGaA	2,088	160,698
Novartis AG	97,484	4,888,903
Novo-Nordisk A/S	9,900	551,857
Omega Pharma SA	871	44,123
Ono Pharmaceutical	24,000	1,310,364
Orion Oyj, Class B	3,000	47,678
Roche Holdings AG	29,013	3,055,917
Sankyo Co., Ltd.	10,500	236,535
Sanofi-Aventis	40,246	3,218,781
Schering AG	6,816	498,165
Serono SA	266	196,828
Shionogi & Co., Ltd.	7,507	100,316
Suzuken Co., Ltd	1,400	35,956
Taisho Pharmaceutical Co., Ltd.	5,000	103,947
Takeda Pharmaceutical Co., Ltd.	49,900	2,386,106
Tsumura & Co.	64,000	1,072,977
UCB SA	3,615	181,379
Yamanouchi Pharmaceutical Co., Ltd.	8,600	305,770

		30,586,707

Electronics/Electrical Equipment - 3.86%

Advantest Corp.	1,910	165,495
Alps Electric Co., Ltd.	4,449	68,137
Anritsu Corp.	3,000	21,615
Bang & Olufsen A/S	475	32,860
Barco NV	489	41,463
Canon, Inc.	23,700	1,254,113
Dainippon Screen Manufacturing Co., Ltd.	6,401	42,590
Electrocomponents, PLC	17,975	103,932
Epcos AG+	2,022	28,712
Fanuc, Ltd.	4,000	263,757
Fuji Electric Holdings Co., Ltd.	14,000	43,110
Fujikura, Ltd.	10,000	46,647
Furukawa Electric, Co., Ltd.+	15,000	76,585
Gamesa Corp. Tecnologica SA	4,522	62,658
GN Store Nord A/S	8,900	96,387
Hirose Electric Co., Ltd.	881	97,908
Hitachi Cable, Ltd.	5,000	21,485
Hitachi, Ltd.	89,849	568,698
Ibiden Co., Ltd.	56,000	1,101,552
Johnson Electric Holdings, Ltd.	61,000	57,802
Keyence Corp.	900	218,404
Koninklijke Philips Electronics NV	54,348	1,501,290
Kyocera Corp.	4,543	338,721
Mabuchi Motor Co., Ltd.	800	50,602
Matsushita Electric Industrial Co., Ltd.	137,000	2,046,858
Minebea Co., Ltd.	9,125	41,620
Mitsubishi Electric Corp.	48,000	251,324
Mitsumi Electric Co., Ltd.	1,900	21,456
Murata Manufacturing Co., Ltd.	6,173	341,976
NEC Corp.	45,441	295,845
NGK Insulators, Ltd.	7,537	78,873
OCE NV	3,244	53,644
Oki Electric Industry Co., Ltd.+	15,000	65,143
Omron Corp.	5,984	138,913
Pioneer Corp.	4,211	74,203
Premier Farnell, PLC	14,989	52,358
Ricoh Co., Ltd.	18,000	335,583
Sanyo Electric Co., Ltd.	42,000	141,515
Schneider Electric SA	9,148	729,489
Secom Co., Ltd.	5,659	234,183
Seiko Epson Corp.	2,700	106,091
Sharp Corp.	102,330	1,625,162
SMC Corp.	1,500	182,391
Sony Corp.	26,062	988,029
Stanley Electric Co., Ltd.	4,300	66,447
Sumitomo Electric Industries, Ltd.	19,087	210,201
Taiyo Yuden Co.	4,000	46,489
TDK Corp.	3,300	239,444
Thomson	9,593	258,153
Tokyo Seimitsu Co., Ltd.	25,000	917,137
Toshiba Corp.	80,618	355,317
Ushio, Inc.	4,000	81,479
Venture Corp, Ltd.	9,000	79,725
Vestas Wind Systems A/S+	6,694	89,196
Yamaha Corp.	4,651	70,174
Yokogawa Electric Corp.	6,100	87,817

		16,610,758

Finance Companies - 0.72%

Aeon Credit Service Co., Ltd.	900	60,924
Aiful Corp.	12,150	1,394,416
Cattles, PLC	13,551	100,663
Credit Saison Co., Ltd.	3,854	136,756
Promise Co., Ltd.	2,450	171,152
Sanyo Shinpan Finance Co., Ltd.	15,000	1,015,835
Takefuji Corp.+	3,110	220,900

		3,100,646

Financial Services - 1.88%

3I Group, PLC	25,353	338,227
Acom Co., Ltd.	2,019	138,042
Amvescap, PLC	30,128	197,701
Australian Stock Exchange, Ltd.	4,241	69,446
Australian Wealth Management, Ltd.	150	130
Banca Fideuram SpA	12,145	63,778
D. Carnegie & Co. AB	1,800	22,686
Daiwa Securities Group, Inc.	33,045	225,870
Deutsche Boerse AG	4,385	325,387
Euronext NV	4,035	151,434
Fortis	48,249	1,357,195
Hitachi Capital Corp.	1,600	32,580
Hong Kong Exchanges & Clearing, Ltd.	42,000	106,903
ICAP, PLC	19,978	112,299
Independent Newspapers, Ltd.	4,519	21,364
Irish Life & Permanent, PLC	11,128	226,098
Jafco Co., Ltd.	800	49,669
London Stock Exchange, PLC	10,512	108,996
Man Group, PLC	11,457	296,309
MLP AG	2,733	46,086
Nikko Cordial Corp.	43,000	213,934
Nomura Holdings, Inc.	128,500	1,776,984
OMX AB+	3,159	38,868
ORIX Corp.	12,700	1,652,684
Perpetual Trustees Australia, Ltd.	1,583	77,928
Provident Financial, PLC	10,534	136,763
Sampo Oyj	13,850	193,780
Schroders, PLC	5,134	72,602
Singapore Exchange, Ltd.	30,000	35,295
Tower, Ltd.+	10,313	14,717
Yamaichi Securities Co., Ltd. ADR+(6)(7)#	6,000	0

		8,103,755

Foods - 2.83%

Ajinomoto Co., Inc.	15,807	194,759
Ariake Japan Co., Ltd.	600	14,308
Axfood AB+	1,250	35,355
Cadbury Schweppes, PLC	85,534	839,038
Casino Guichard Perrachon SA	1,352	112,381
Colruyt SA	729	125,360
Compass Group, PLC	89,006	427,552
Danisco A/S	2,150	147,193
Delhaize Group	2,901	228,548
East Asiatic Co., Ltd. A/S	850	45,258
Fyffes, PLC (Dublin)	11,807	35,493
Fyffes, PLC (London)	1,079	3,225
Greencore Group, PLC	6,336	27,495
Groupe Danone	9,962	990,373
House Foods Corp.	2,083	30,381
Katokichi Co., Ltd.	1,203	24,639
Kerry Group, PLC	5,368	131,145
Kesko Oyj, Class B	2,530	65,641
Kikkoman Corp.	4,531	47,049
Meiji Dairies Corp.	7,000	39,887
Meiji Seika Kaisha, Ltd.	8,975	45,213
Nestle SA	16,663	4,624,324
Nichirei Corp.	7,213	27,967
Nippon Meat Packers, Inc.	5,000	69,426
Nisshin Seifun Group, Inc.	4,963	54,244
Nissin Food Products Co., Ltd.	2,355	62,723
Orkla ASA	7,924	288,970
QP Corp.	3,100	28,046
Royal Numico NV+	6,181	249,372
Snow Brand Milk Products Co., Ltd.+	4,000	12,953
Sodexho Alliance SA	3,940	126,166
Suedzucker AG	2,165	46,148
Tate & Lyle, PLC	16,969	169,919
Toyo Suisan Kaisha, Ltd.	3,000	45,339
Unilever NV	23,603	1,569,675
Unilever, PLC	114,220	1,091,598
Yakult Honsha Co., Ltd.	3,258	62,180
Yamazaki Baking Co., Ltd.	3,513	31,982

		12,171,325

Freight - 1.55%

AP Moller-Maersk A/S	45	421,876
Arriva, PLC	8,063	84,550
Associated British Ports Holdings, PLC	12,827	117,445
ComfortDelGro Corp., Ltd.	73,000	75,099
Compangie Maritime Belge SA	723	27,918
Deutsche Post AG	20,678	496,118
DSV A/S	925	73,158
Euronav NV	868	28,694
Exel, PLC	12,315	192,568
Firstgroup, PLC	16,450	110,469
Frontline, Ltd.	1,650	93,623
Kamigumi Co., Ltd.	7,135	57,862
Kawasaki Kisen Kaisha, Ltd.	12,631	94,909
Mitsui & Co., Ltd.	170,331	1,737,804
Mitsui OSK Lines, Ltd.	225,000	1,547,998
National Express Group, PLC	5,738	97,864
Neptune Orient Lines, Ltd.	21,000	46,511
Nippon Express Co., Ltd.	22,879	116,572
Nippon Yusen Kabushiki Kaisha	25,000	150,148
Orient Overseas International, Ltd.	9,000	38,472
Peninsular and Oriental Steam Navigation Co.	30,599	184,530
Seino Transportation Co., Ltd.	4,893	46,902
SembCorp Logistics, Ltd.	13,000	13,134
Ship Finance International, Ltd.	400	9,252
Sojitz Holdings Corp.+	5,500	29,124
Stagecoach Group, PLC	32,875	71,389
Toll Holdings, Ltd.	10,028	103,292
TPG NV	15,865	443,157
Yamato Transport Co., Ltd.	10,923	173,827

		6,684,265

Hardware & Tools - 0.02%

Makita Corp.	4,000	76,677

Healthcare - 0.29%

Alliance Unichem, PLC	10,354	144,724
Capio AB+	3,200	48,890
Elekta AB, Class B+	1,200	39,733
Essilor International SA+	4,030	282,668
Fisher & Paykel Healthcare Corp.	18,901	42,145
Gambro AB, Series A	7,100	100,565
Gambro AB, Series B	3,900	55,256
Hoya Corp.	3,000	326,165
Parkway Holdings, Ltd.	24,000	24,833
Phonak Holding AG	1,757	63,499
SSL International, PLC	7,823	45,247
William Demant Holding+	1,146	59,766

		1,233,491

Heavy Duty Trucks/Parts - 0.01%

Hino Motors, Ltd.	7,000	44,857

Home Builders - 0.24%

Barratt Developments, PLC	9,913	128,236
Bellway, PLC	4,627	78,287
Berkeley Group Holdings, PLC	4,471	74,745
Daiwa House Industry Co., Ltd.	13,070	148,346
Persimmon, PLC	11,302	168,892
Sekisui House, Ltd.	14,000	153,626
Taylor Woodrow, PLC	23,493	135,360
Wimpey George, PLC	16,125	145,601

		1,033,093

Hospital Supplies - 0.37%

Fresenius Medical Care AG	1,445	129,409
Terumo Corp.	46,700	1,462,762

		1,592,171

Household Products - 0.67%

Aderans Co., Ltd.	1,000	23,699

Beiersdorf AG	694	79,337
Fisher & Paykel Appliances Holdings, Ltd.	10,279	24,086
Givaudan SA	290	195,416
Kanebo, Ltd.+	1,200	14,990
Kao Corp.	14,000	332,447
L’Oreal SA	12,563	981,892
Oriflame Cosmetics SA SDR+	1,250	27,778
Pacific Brands, Ltd.	20,770	42,700
Reckitt Benckiser, PLC	25,440	800,360
Shiseido Co., Ltd.	10,000	135,856
Societe BIC SA	1,327	74,262
Toto, Ltd.	8,771	75,511
Uni-Charm Corp.	1,200	53,414
Waterford Wedgewood, PLC+	87,780	6,051

		2,867,799

Human Resources - 0.18%

Adecco SA	5,410	295,825
Capita Group, PLC	27,332	198,915
Goodwill Group, Inc.	10	22,778
Meitec Corp.	1,016	34,885
Randstad Holdings NV	1,909	84,831
Vedior NV	6,861	128,485

		765,719

Information Processing - Hardware - 0.35%

Casio Computer Co., Ltd.	5,392	70,680
Logitech International SA+	1,780	117,156
Net One Systems Co., Ltd.	14	42,254
Nidec Corp.	10,280	1,256,527

		1,486,617

Information Processing - Services - 0.70%

Atos Origin+	2,349	171,124
Computershare, Ltd.	16,262	73,961
CSK Corp.	1,800	81,432
Getronics NV+	21,031	55,336
Indra Sistemas SA	5,192	89,783
LogicaCMG, PLC	30,998	107,757
Netmarks, Inc.	340	1,319,025
NTT Data Corp.	35	123,790
Obic Co., Ltd.	200	37,433
Rakuten, Inc.	294	266,106
Softbank Corp.	6,400	277,787
Tietoenator Oyj	3,410	123,477
Wm-data AB	12,471	34,047
Yahoo Japan Corp.+	53	266,096

		3,027,154

Information Processing - Software - 0.73%

Business Objects SA+	2,764	77,139
Dassault Systemes SA	2,341	110,365
Fuji Soft ABC, Inc.	900	27,951
Hitachi Software Engineering Co., Ltd.	900	17,078
Misys, PLC	21,655	94,733
Nomura Research Instutute, Ltd.	10,700	1,048,679
Oracle Corp. Japan	1,000	49,413
Sage Group, PLC	52,934	209,783
SAP AG	8,466	1,373,551
Trend Micro, Inc.	2,500	115,725

		3,124,417

Insurance - 4.11%

Aegon NV	57,707	832,144
Alleanza Assicurazioni SpA	19,222	260,904
Allianz AG	12,709	1,605,627
AMP, Ltd.@	76,815	444,224
Assicurazioni Generali SpA	39,520	1,321,012
Aviva, PLC	94,037	1,169,523
AXA+	58,566	1,571,638
AXA Asia Pacific Holdings, Ltd.	28,777	97,180
CNP Assurances	1,431	102,253
Corp. Mapfre SA	4,440	71,690
Friends Provident, PLC	78,136	246,537
ING Groep NV	77,388	2,375,549
Insurance Australia Group, Ltd.	65,778	332,846
Legal & General Group, PLC	268,629	608,471
Mediolanum SpA	10,488	76,791
Millea Holdings, Inc.	40	585,308
Mitsui Sumitomo Insurance Co., Ltd.	35,996	320,311
Munchener Rueckversicherungs AG	7,584	935,481
Pohjola Group, PLC, Class D	2,550	32,212
Prudential, PLC	97,454	887,541
QBE Insurance Group, Ltd.	30,742	372,011
Riunione Adriatica di Sicurta SpA	12,467	289,069
Royal & Sun Alliance Insurance Group	120,264	194,708
Skandia Forsakrings AB	41,870	223,622
Sompo Japan Insurance, Inc.	20,000	212,680
Storebrand ASA	9,768	96,265
Swiss Reinsurance	13,299	975,546
T&D Holdings, Inc.+	5,059	268,646
Topdanmark A/S+	850	61,527
Zurich Financial Services AG+	5,946	1,093,643

		17,664,959

Leisure & Tourism - 1.12%

Accor SA	8,106	379,358
Amadeus Global Travel Distribution SA	13,400	128,189
Amer Group	2,950	55,110
Aristocrat Leisure, Ltd.@	12,806	108,956
Autogrill SpA+	4,728	74,102
Bandai Co., Ltd.	2,100	44,599
Capcom Co., Ltd.	1,200	12,027
Carnival, PLC	7,021	404,494

Creative Technology, Ltd.	2,250	26,389
EMI Group, PLC+	32,609	144,197
Enterprise Inns, PLC	14,431	207,731
Hilton Group, PLC	65,497	394,491
Hyatt Regency SA	1,740	22,426
Intercontinental Hotels Group, PLC	26,052	333,621
Konami Corp.	2,261	51,333
Kuoni Reisen Holding	117	53,817
Mitchells & Butlers, PLC	21,615	143,336
Namco, Ltd.	2,036	27,902
NH Hoteles SA	3,208	45,968
Nintendo Co., Ltd.	2,700	300,185
OPAP SA	6,580	209,011
Oriental Land Co., Ltd.	1,471	96,329
Punch Taverns, PLC	10,322	136,659
Sankyo Co., Ltd. Gunma	1,400	77,753
Sega Sammy Holdings, Inc.+	1,800	112,796
Shangri-La Asia, Ltd.	42,000	63,402
Shimano, Inc.	1,940	60,362
Sky City Entertainment Group, Ltd.	17,244	64,329
Skylark Co., Ltd.	2,000	34,774
TABCORP Holdings, Ltd.	21,491	295,192
Toho Co., Ltd.	3,800	61,518
TUI AG	6,263	163,193
Whitbread, PLC	12,318	213,642
William Hill, PLC	16,325	189,124
Yamaha Motor Co., Ltd.	4,800	82,015

		4,818,330

Machinery - 1.74%

Alfa Laval AB	3,500	61,585
Alstom+	179,743	166,527
Amada Co., Ltd.	9,863	64,838
Atlas Copco AB, Series A	4,528	225,279
Atlas Copco AB, Series B	2,795	129,044
BBA Group, PLC	18,633	110,610
Ebara Corp.	8,000	37,244
FKI, PLC	24,042	54,164
Hitachi Construction Machinery Co., Ltd.	2,800	40,904
IMI, PLC	14,592	114,433
Ishikawajima-Harima Heavy Industries Co., Ltd.+	30,596	49,521
KCI Konecranes Oyj+	600	27,115
Komatsu, Ltd.	156,000	1,171,222
Komori Corp.	1,905	28,445
Kone Oyj+	1,580	135,095
Kubota Corp.	28,000	154,083
Kyowa Exeo Corp.+	110,000	978,030
MAN AG	5,821	269,300
Metso Oyj	4,150	77,745
Mitsubishi Heavy Industries, Ltd.	80,000	215,568
NSK, Ltd.	13,077	69,263
NTN Corp.	11,277	67,099
OSG Corp.	75,000	972,077
RHI AG+	768	23,901
Rieter Holding AG	184	59,858
Sandvik AB	8,700	378,585
SKF AB, Class B	3,823	189,614
Sulzer AG	150	62,989
Sumitomo Heavy Industries, Ltd.+	14,000	61,706
Techtronic Industries Co.	36,000	83,915
THK Co., Ltd.	2,800	60,742
Toyoda Machine Works, Ltd.	110,000	1,130,168
Toyota Industries Corp.	5,600	151,834
Wartsila Oyj	2,450	63,714

		7,486,217

Medical Technology - 0.34%

Cochlear, Ltd.	2,242	51,730
Coloplast A/S	1,100	57,987
Getinge AB	6,800	98,355
Nobel Biocare Holding AG	943	205,346
Novozymes A/S, Series B	2,200	108,772
Qiagen NV+	5,451	69,038
Smith & Nephew, PLC	38,756	397,623
Sonic Healthcare, Ltd.	10,102	96,747
Straumann Holding AG	320	77,116
Synthes, Inc.+	1,898	229,198
Zeltia SA	6,216	55,527

		1,447,439

Metals - 2.01%

Acerinox SA	7,608	131,711
Alumina, Ltd.	47,940	228,367
Anglo American, PLC	58,603	1,458,432
Arcelor	19,814	490,747
Assa Abloy AB	12,000	183,074
Bekaert SA	593	50,280
BHP Billiton, Ltd.	147,869	2,268,164
BlueScope Steel, Ltd.	30,943	236,220
Boehler-Uddeholm AG	318	47,968
Corus Group, PLC+	164,884	188,627
Hoganas AB, Class B	1,200	36,564
JFE Holding, Inc.	60,800	1,876,427
Kobe Steel, Ltd.	67,000	121,975
Nippon Steel Corp.	172,389	475,873
Nisshin Steel Co., Ltd.	22,000	61,138
OneSteel, Ltd.	23,170	50,480
Rautaruukki Oyj	3,500	48,606
Ssab Svenskt Stal AB, Series A	2,600	68,338
Ssab Svenskt Stal AB, Series B	1,200	30,675
Sumitomo Metal Industries, Ltd.	101,000	173,249
ThyssenKrupp AG	12,746	292,358
Viohalco, Hellenic Copper and Aluminum Industry SA	4,540	43,010
Voestalpine AG	1,063	88,527

		8,650,810

Mining - 1.37%

BHP Billiton, PLC	101,924	1,518,651
Dowa Mining Co., Ltd.	7,000	51,728
Iluka Resources, Ltd.	9,616	43,212
Mitsubishi Materials Corp.	26,000	67,734
Mitsui Mining & Smelting Co., Ltd.	15,977	73,090

Newcrest Mining, Ltd.	13,596	185,520
Nippon Light Metal Co., Ltd.	12,000	32,883
Outokumpu Oyj	3,800	69,163
Rio Tinto, Ltd.	12,858	480,489
Rio Tinto, PLC	44,098	1,557,627
Sumitomo Metal Mining Co., Ltd.	189,341	1,436,565
Umicore	998	102,067
WMC Resources, Ltd.	48,159	289,792

		5,908,521

Multimedia - 0.67%

Lagardere SCA	5,231	408,730
Pearson, PLC	33,143	405,858
Promotora de Informaciones SA	3,163	66,460
Publishing & Broadcasting, Ltd.+	5,467	67,021
Reuters Group, PLC	59,186	468,122
Seat Pagine Gialle SpA+	167,563	74,601
Telecom Italia Media SpA+	60,168	30,694
Tokyo Broadcasting System, Inc.	1,100	19,829
Vivendi Universal SA+	42,069	1,327,547

		2,868,862

Oil & Gas - 7.85%

Australian Gas Light Co., Ltd.@	18,854	212,775
BG Group, PLC	145,949	1,144,581
BP, PLC@	889,343	9,616,965
Centrica, PLC	157,946	718,227
ENI SpA	107,488	2,808,472
Gas Natural SDG SA	6,472	191,524
Hellenic Petroleum SA	4,424	50,649
IHC Caland NV	1,317	87,356
Lundin Petroleum AB+	6,800	49,514
NGC Holdings, Ltd.	6,721	15,839
Nippon Mining Holdings, Inc.	21,500	127,220
Nippon Oil Corp.	36,000	268,157
Norsk Hydro ASA	5,984	516,851
OMV AG	681	235,858
Origin Energy, Ltd.	27,822	152,400
Osaka Gas Co., Ltd.	56,188	169,352
Petroleum Geo-Services ASA+	740	52,971
Repsol YPF SA	37,812	1,028,050
Royal Dutch Petroleum Co.	86,039	5,414,759
Santos, Ltd.	24,171	170,077
Shell Transport & Trading Co., PLC@	397,469	3,726,188
Showa Shell Sekiyu KK	4,300	43,062
Smedvig ASA, Class A	1,600	29,962
Statoil ASA	22,600	411,000
Stolt Offshore SA+	7,900	60,856
Technip SA	795	141,283
Teikoku Oil Co., Ltd.	5,711	43,533
Tokyo Gas Co., Ltd.	71,077	286,066
TonenGeneral Sekiyu KK	9,000	93,421
Total SA, Class B@	23,514	5,592,196
Woodside Petroleum, Ltd.	19,271	331,951

		33,791,115

Paper/Forest Products - 0.51%

Amcor, Ltd.@	36,329	206,510
Billerud AB	2,200	34,546
Carter Holt Harvey, Ltd.	27,022	45,193
Holmen AB, Series B	2,200	73,628
Mayr-Melnhof Karton AG	174	30,898
Nippon Paper Group, Inc.	24	117,313
Norske Skogindustrier ASA	4,400	93,398
OJI Paper Co., Ltd.	21,528	125,968
PaperlinX, Ltd.	18,422	65,789
Rexam, PLC	22,739	200,519
Stora Enso Oyj	25,800	392,652
Svenska Cellulosa AB	8,000	312,694
UPM-Kymmene Oyj	21,544	480,678

		2,179,786

Photography - 0.23%

AGFA-Gevaert NV	3,989	140,656
Fuji Photo Film Co., Ltd.	12,973	491,058
Konica Minolta Holdings, Inc.	11,836	140,164
Nikon Corp.	7,485	93,470
Olympus Corp.	6,206	136,759

		1,002,107

Pollution Control - 0.01%

Tomra Systems ASA	7,500	31,942
Waste Management NZ, Ltd.	4,105	20,263

		52,205

Publishing - 0.71%

Arnoldo Mondadori Editore SpA	4,821	53,839
Daily Mail & General Trust	12,456	175,214
Emap, PLC	10,612	172,056
Eniro AB	6,523	76,192
Gruppo Editoriale L’Espresso SpA	7,144	45,975
Independent News & Media, PLC	22,996	70,875
John Fairfax Holdings, Ltd.	38,071	127,990
Reed Elsevier NV	29,032	435,498
Reed Elsevier, PLC	52,584	535,376
Schibsted ASA	2,050	56,088
SCMP Group, Ltd.	40,372	18,406
Singapore Press Holdings, Ltd.	65,250	183,216
Trinity Mirror, PLC	12,191	161,935
United Business Media, PLC	13,880	145,769
VNU NV	9,955	311,307
Wolters Kluwer NV	11,678	225,483
Yell Group, PLC	28,938	263,154

		3,058,373

Railroads & Equipment - 0.40%

Central Japan Railway Co.	29	249,828
East Japan Railway Co.	95	506,780
Keihin Electric Express Railway Co., Ltd.	11,582	73,597

Keio Electric Railway Co., Ltd.	16,000	94,988
Kintetsu Corp.	44,072	146,481
MTR Corp.	55,500	88,104
Odakyu Electric Railway Co. Ltd.	19,000	116,184
RT Group, PLC+(6)(7)	10,000	961
SMRT Corp., Ltd.	25,000	14,016
Tobu Railway Co., Ltd.	22,624	90,518
Tokyu Corp.	26,426	141,699
West Japan Railway Co.	47	185,135

		1,708,291

Real Estate - 2.25%

Allgreen Properties, Ltd.	20,000	13,646
British Land Co., PLC	21,398	354,167
CapitaLand, Ltd.	42,000	64,147
Castellum AB	1,700	57,903
Centro Properties Group	31,657	126,984
CFS Gandel Retail Trust	60,947	75,881
Cheung Kong Holdings, Ltd.	61,562	584,488
City Developments, Ltd.	20,000	82,992
Commonwealth Property Office Fund	55,139	53,296
Daito Trust Construction Co., Ltd.	2,353	96,652
DB RREEF Trust	101,021	101,417
Gecina SA	1,408	150,907
General Property Trust	83,288	241,568
Great Portland Estates, PLC	5,032	32,568
Hammerson, PLC	11,443	194,572
Hang Lung Properties, Ltd.	75,000	116,207
Henderson Land Development Co., Ltd.	30,000	140,559
Hopewell Holdings, Ltd.	26,000	65,301
Hysan Development Co., Ltd.	26,000	54,335
IMMOFINANZ Immobilien Anlagen AG+	9,882	93,040
ING Industrial Fund	28,325	46,201
Investa Property Group	59,581	96,346
Keppel Land, Ltd.	15,000	23,102
Kerry Properties, Ltd.	20,000	47,664
Klepierre	954	89,354
Land Securities Group, PLC	19,284	509,474
Lend Lease Corp., Ltd.	14,817	145,283
Leopalace21 Corp.	3,300	54,674
Liberty International, PLC	9,967	187,818
Macquarie Goodman Group	43,292	134,474
Metrovacesa SA	1,756	91,120
Mirvac Group	34,431	123,123
Mitsubishi Estate Co., Ltd.	26,750	326,082
Mitsui Fudosan Co., Ltd.	19,000	235,171
Sacyr Vallehermoso SA	4,397	80,748
Singapore Land, Ltd.	6,000	21,059
Sino Land Co.	46,000	40,769
Slough Estates, PLC	17,304	171,325
Stockland	52,270	238,238
Sumitomo Realty & Development Co., Ltd.	105,000	1,337,246
Sun Hung Kai Properties, Ltd.+	54,395	505,111
Tokyu Land Corp.	10,000	42,551
Unibail	1,758	217,600
United Overseas Land, Ltd.	17,000	22,609
Urban Corp.	45,000	1,323,017
Westfield Group	59,081	787,812
Wihlborgs Fastigheter AB	3,500	79,357
Wing Tai Holdings, Ltd.	18,000	10,090

		9,688,048

Real Estate Investment Trusts - 0.14%

Ascendas Real Estate Investment Trust	33,000	40,258
CapitaMall Trust	28,000	34,861
Cofinimmo SA	217	35,708
Corio NV	1,806	100,403
Japan Real Estate Investment Corp.	7	58,987
Japan Retail Fund Investment Corp.	5	38,984
Nippon Building Fund, Inc.	9	75,753
Rodamco Europe NV	1,851	149,026
Wereldhave NV	859	90,381

		624,361

Retail - 3.60%

Aeon Co., Ltd.	16,330	260,320
Altana AG	2,898	178,238
Aoyama Trading Co., Ltd.	1,600	42,244
Boots Group, PLC	30,581	389,934
Bulgari SpA	5,511	68,360
Carrefour SA	23,659	1,238,227
Circle K Sunkus Co., Ltd.	1,300	30,505
Citizen Watch Co., Ltd.	7,547	69,709
Coles Myer, Ltd.	48,392	365,843
Compagnie Financiere Richemont AG(2)	21,556	681,648
D’ieteren SA	115	26,137
Daimaru, Inc.	6,477	56,947
Dixons Group, PLC	79,453	244,971
Douglas Holding AG	1,372	53,191
FamilyMart Co., Ltd.	1,856	55,101
Fast Retailing Co., Ltd.	1,400	92,331
Folli - Follie SA	620	19,458
Germanos SA	1,000	33,110
Gigas K’s Denki Corp.	41,000	1,110,707
Giordano International, Ltd.	60,000	39,539
Grafton Group, PLC (Dublin)+	4,282	58,050
Grafton Group, PLC (London)+	4,712	63,393
GUS, PLC	41,977	759,815
Hankyu Department Stores, Inc.	4,120	30,297
Harvey Norman Holdings, Ltd.	21,837	47,831
Hellenic Duty Free Shops SA	770	14,655
Hennes & Mauritz AB, Class B	19,593	689,221
HMV Group, PLC	15,873	81,833
Inditex SA	9,009	277,970
Isetan Co., Ltd.	4,794	61,253
Ito-Yokado Co., Ltd.	9,367	387,859
J Sainsbury, PLC	56,171	307,592
Jeronimo Martins SA+	1,560	22,516

KarstadtQuelle AG	2,279	26,455
Kesa Electricals, PLC	21,868	137,185
Kingfisher, PLC	96,730	541,916
Koninklijke Ahold NV+	64,152	579,014
Lawson, Inc.	27,700	1,055,577
Marks & Spencer Group, PLC	67,983	457,782
Marui Co., Ltd.	8,896	116,840
Matsumotokiyoshi Co., Ltd.	1,100	32,319
Metro AG	6,022	337,645
Mitsukoshi, Ltd.	11,000	55,229
Next, PLC	10,815	319,977
Nitori Co., Ltd.	500	30,497
Pinault-Printemps-Redoute SA	2,780	309,697
Ryohin Keikaku Co., Ltd.	800	41,504
Saizeriya Co., Ltd.	900	14,070
Seven-Eleven Japan Co., Ltd.	10,400	316,892
Shimachu Co., Ltd.	1,397	34,059
Shimamura Co., Ltd.	600	41,635
Signet Group, PLC	71,570	154,039
Sonae SGPS SA	37,167	58,029
Swatch Group AG	2,547	70,930
Swatch Group AG, Class B	1,383	191,953
Takashimaya Co., Ltd.	8,000	80,019
Tesco, PLC	319,829	1,875,150
UNY Co., Ltd.	5,295	62,758
Valora Holding AG	148	36,212
Warehouse Group, Ltd.	5,678	17,343
Woolworths, Ltd.	43,092	530,104
Yamada Denki Co., Ltd.	2,100	104,581

		15,488,216

Semiconductors - 0.56%

ARM Holdings, PLC	55,573	115,007
ASM Pacific Technology, Ltd.	7,500	33,050
ASML Holding NV+	19,969	368,792
Chartered Semiconductor Manufacturing, Ltd.+	41,000	27,755
Fujitsu, Ltd.	49,448	323,970
Infineon Technologies AG+	25,987	270,154
Micronas Holding AG+	1,326	59,913
NEC Electronics Corp.	1,000	55,714
Rohm Co., Ltd.	3,008	302,440
Sanken Electric Co., Ltd.	3,000	41,160
STATS ChipPAC, Ltd.+	41,000	25,169
STMicroelectronics NV	24,286	432,017
Tokyo Electron, Ltd.	4,800	308,721
Unaxis Holding AG	467	63,656

		2,427,518

Telecommunications - 7.40%

Alcatel SA+	50,477	655,425
Belgacom SA+	6,722	282,202
BT Group, PLC	352,513	1,414,438
Cable & Wireless, PLC	97,681	240,661
Cosmote Mobile Telecommunications SA	4,790	96,194
Datacraft Asia, Ltd.+	10,000	10,448
Deutsche Telekom AG+	112,676	2,358,963
Eircom Group, PLC	19,855	56,530
Elisa Corp., Class A+	5,850	104,499
France Telecom SA	61,128	1,845,399
Hellenic Telecommunications Organization SA	10,135	196,299
Hutchison Telecommunications International, Ltd.	55,000	59,750
Intracom SA	3,512	22,019
Kudelski SA+	1,354	51,397
Marconi Corp, PLC+	8,596	93,672
Mobistar SA+	1,171	104,897
Nippon Telegraph and Telephone Corp.	146	632,481
Nokia Oyj	192,572	3,109,966
NTT DoCoMo, Inc.	565	958,800
PCCW, Ltd.	143,657	85,327
Portugal Telecom, SGPS SA	31,311	380,022
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,943	50,902
Royal KPN NV	89,584	866,287
Singapore Telecommunications, Ltd.	273,790	442,255
SmarTone Telecommunications Holding, Ltd.	12,500	14,399
Swisscom AG	1,093	429,535
Tandberg ASA	5,500	61,300
TDC A/S	7,570	340,617
Tele2 AB, Class B	4,075	145,066
Telecom Corp. of New Zealand, Ltd.	80,259	373,612
Telecom Italia SpA	340,784	1,323,595
Telecom Italia SpA RNC	239,349	754,943
Telefonaktiebolaget LM Ericsson, Class B+	612,000	1,798,067
Telefonica Publicidad e Informacion SA	6,842	65,259
Telefonica SA	184,192	3,382,493
Telekom Austria AG	14,453	287,316
Telenor ASA	32,400	298,040
TeliaSonera AB	86,568	518,916
Telstra Corp., Ltd.	87,355	364,716
TIM SpA	52,244	358,228
Tiscali SpA+	8,931	31,207
Uniden Corp.	2,000	42,350
Vodafone Group, PLC	2,719,035	7,129,811

		31,838,303

Textile - Products - 0.11%

Kuraray Co., Ltd.	10,461	95,350
Mitsubishi Rayon Co., Ltd.	14,042	50,175
Nisshinbo Industries, Inc.	4,532	36,490
Teijin, Ltd.	22,277	92,481
Texwinca Holdings, Ltd.	26,000	23,644
Toray Industries, Inc.	32,992	155,806
Toyobo Co., Ltd.	15,876	40,294

		494,240

Tobacco - 1.00%

Altadis SA	11,111	466,415
British American Tobacco, PLC	66,394	1,219,215
Imperial Tobacco Group, PLC	30,113	802,496

Japan Tobacco, Inc.	151	1,640,795
Swedish Match AB	13,399	158,642

		4,287,563

Utilities - Electric - 3.24%

Chubu Electric Power Co., Inc.	18,600	444,988
CLP Holdings, Ltd.	75,000	428,645
Contact Energy, Ltd.	11,907	61,436
E. ON AG	25,718	2,311,857
Edison SpA+	34,080	70,927
Electrabel SA	1,134	501,232
Electric Power Development Co.+	3,900	124,594
Endesa SA	39,349	890,443
Enel SpA	151,072	1,452,403
Energias de Portugal SA	83,129	243,317
Fortum Oyj	14,000	268,251
Hokkaido Electric Power Co, Inc.	5,000	101,143
HongKong Electric Holdings, Ltd.	57,500	262,059
Iberdrola SA	31,645	833,731
International Power, PLC+	60,838	209,912
Kansai Electric Power Co., Inc.	20,300	405,006
Kyushu Electric Power Co., Inc.	11,400	247,189
National Grid Transco, PLC	127,531	1,240,860
Public Power Corp.	4,320	134,878
RWE AG, Class A	17,291	1,049,505
Scottish & Southern Energy, PLC	35,414	597,098
Scottish Power, PLC	76,955	606,273
Terna SpA+	41,295	117,950
Tohoku Electric Power Co., Inc.	12,116	223,361
Tokyo Electric Power Co., Inc.	32,300	791,582
Union Fenosa SA	8,807	253,014
Verbund - Oesterreichische Elektrizitatswirtschafts AG, Class A	255	60,562

		13,932,216

Utilities - Gas, Distribution - 0.12%

Hong Kong & China Gas	151,400	321,082
Snam Rete Gas SpA	36,333	212,260

		533,342

Water Services - 0.52%

Kelda Group, PLC	15,512	179,743
Kurita Water Industries, Ltd.	2,810	44,047
Severn Trent, PLC	14,282	250,270
Sociedad General de Aguas de Barcelona SA	2,404	51,359
Suez SA	33,206	900,849
Suez SA Strip VVPR+	7,500	99
United Utilities, PLC	23,020	274,875
United Utilities, PLC, Class A	12,772	109,113
Veolia Environnement	12,545	435,860

		2,246,215

Total Common Stock
(Cost $351,903,959)		403,376,626

PREFERRED STOCK - 0.21%
Automotive - 0.09%

Porsche AG 0.64%	325	234,650
Volkswagen AG 4.72%	4,346	159,042

		393,692

Chemical - 0.05%

Henkel KGaA	2,453	219,308

Hospital Supplies - 0.02%

Fresenius Medical Care AG 2.88%	1,083	68,598

Machinery - 0.02%

Schindler Holding AG 1.95%	213	84,837

Multimedia - 0.01%

ProSieben Sat.1 Media AG 2.11%	3,387	67,360

Utilities - Electric - 0.02%

RWE AG 4.58%	1,611	83,898

Total Preferred Stock
(Cost $755,288)		917,693

RIGHTS - 0.00%
Financial Services - 0.00%

Australian Wealth Management, Ltd.:
Expires 3/08/05	4,810	1,182

Oil & Gas - 0.00%

Origin Energy, Ltd.(6):
Expires 3/22/05	4,717	4,597

Total Rights
(Cost $516)		5,779

EXCHANGE-TRADED FUNDS - 2.62%
Financial Services - 2.62%
iShares MSCI EAFE Index Fund#
(Cost $11,039,489)	69,050	11,265,507

FOREIGN BONDS & NOTES - 0.01%
Oil & Gas - 0.01%
Transco Holdings, PLC:
4.19% due 12/14/22	GBP	5,000	13,066
5.80% due 12/14/09 (3)	GBP	5,000	9,765
7.00% due 12/16/24	GBP	5,000	11,450

			34,281

Total Foreign Bonds & Notes
(Cost $20,776)			34,281

Total Long-Term Investment Securities – 96.59%
(Cost $363,720,028)			415,599,886

SHORT-TERM INVESTMENT SECURITIES – 2.94%
Collective Investment Pool – 2.76%

Securities Lending Quality Trust (4)		$11,860,330	11,860,330

United States Treasury Bills - 0.18%

United States Treasury Bills:
2.45% due 03/24/05@		600,000	599,073
2.46% due 03/24/05@		125,000	124,806
2.49% due 03/24/05@		65,000	64,898

			788,777

Total Short-Term Investment Securities
(Cost $12,649,107)			12,649,107

REPURCHASE AGREEMENT - 5.89%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $25,336,724 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 2.75%, due 8/11/06 and having an approximate value of $26,095,206

(Cost $25,335,000)@		25,335,000	25,335,000

TOTAL INVESTMENTS
(Cost $401,704,135) (5)		105.42%	453,583,993
Liabilities in excess of other assets		(5.42)%	(23,311,437)

NET ASSETS		100.00%	$430,272,556

ADR	American Depository Receipt
SDR	Swedish Depository Receipt
VVPR	Reduced tax rate shares
+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2005. See Note 1 regarding fair value procedures for foreign equity securities.
(2)	Consists of more than one class of shares traded together as a unit.
(3)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2005.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Illiquid security
(7)	Fair valued security (see Note 1)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2005	Unrealized Appreciation/ (Depreciation)
2 Long	IBEX 35 Index	Mar 2005	$249,146	$249,411	$265
1 Long	DAX Index	Mar 2005	143,097	143,702	605
2 Long	Amsterdam Index	Mar 2005	197,187	198,833	1,646
8 Long	OMXS 30 Index	Mar 2005	89,743	90,263	520
4 Long	MSCI Singapore Index	Mar 2005	125,475	124,180	(1,295)
2 Long	Hang Seng Index	Mar 2005	177,436	180,788	3,352
2 Long	S&P/MIB Index	Mar 2005	422,610	422,862	252
2 Long	FTSE 100 Index	Mar 2005	192,341	190,519	(1,822)
15 Long	CAC 40 10 Euro Index	Mar 2005	795,378	802,573	7,195
334 Long	MSCI Pan Euro Index	Mar 2005	8,033,435	8,006,646	(26,789)
11 Long	SPI 200 Index	Mar 2005	901,557	907,452	5,895

					$(10,176)

Currency Legend

GBP British Pound

See Notes to Schedule of Investments

The following represents the investment holdings by country of the International Equities Fund as a percentage of net assets as of February 28, 2005:

Country	Percent of Net Assets
Japan	24.93%
United Kingdom	22.33%
United States	11.51%
France	8.11%
Switzerland	5.95%
Germany	5.96%
Australia	4.64%
Netherlands	4.52%
Italy	3.59%
Spain	3.53%
Sweden	2.19%
Hong Kong	1.32%
Finland	1.26%
Belgium	1.19%
Ireland	0.76%
Singapore	0.72%
Denmark	0.70%
Norway	0.54%
Greece	0.53%
Austria	0.34%
Portgual	0.31%
New Zealand	0.21%
Bermuda	0.15%
Luxembourg	0.13%

Total investments	105.42%

INTERNATIONAL GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Principal Amount / Rights		Value (Note 1)
CORPORATE BONDS - 7.04%
Belgium - 0.81%

ENI Coordination Center SA,
5.25% due 12/27/07	GBP	650,000	1,250,558

Cayman Island - 0.50%

Monumental Global Funding, Ltd.,
5.00% due 2/25/10	GBP	400,000	761,709

Finland - 0.65%

Stora Enso Oyj,
3.88% due 12/15/09	SEK	6,800,000	1,000,169

Netherlands - 0.88%

Deutsche Telekom International Finance BV,
2.00% due 6/15/05	JPY	140,000,000	1,349,080

United States - 3.57%

Citigroup, Inc.,
0.80% due 10/30/08	JPY	150,000,000	1,444,319
General Electric Capital Corp.,
1.00% due 3/21/12	JPY	170,000,000	1,608,690
Procter & Gamble Co.,
2.00% due 6/21/10	JPY	200,000,000	2,025,799
Sovereign Bank,
4.00% due 2/1/08	USD	400,000	398,594

			5,477,402

United Kingdom - 0.63%

Tesco, PLC,
0.70% due 9/20/06	JPY	100,000,000	962,798

Total Corporate Bonds
(Cost $10,361,613)			10,801,716

GOVERNMENT BONDS - 87.25%
Argentina - 1.50%

Republic of Argentina:
3.01% due 8/3/12 (Local Government Bond) (1)	USD	2,290,000	2,061,000
12.00% due 6/19/31 (International Government Bond) +(6)	USD	731,400	234,048

			2,295,048

Australia - 1.96%

Queensland Treasury Corp.,
6.00% due 10/14/15	AUD	3,730,000	2,997,997

Belgium - 0.95%

Kingdom of Belgium:
4.25% due 9/28/14	EUR	770,000	1,064,227
5.50% due 3/28/28	EUR	250,000	396,509

			1,460,736

Brazil - 8.65%

Brazil Federative Republic:
3.13% due 4/15/12 (1)	USD	1,897,074	1,837,885
8.00% due 4/15/14	USD	2,952,445	3,015,037
8.25% due 1/20/34	USD	300,000	285,000
8.88% due 4/15/24	USD	275,000	277,750
10.13% due 5/15/27	USD	480,000	536,880
10.25% due 6/17/13	USD	1,685,000	1,956,285
11.00% due 1/11/12	USD	1,400,000	1,680,000
11.00% due 8/17/40	USD	2,570,000	2,977,345
12.00% due 4/15/10	USD	300,000	367,500
14.50% due 10/15/09	USD	260,000	343,850

			13,277,532

Canada - 1.53%

Government of Canada,
6.00% due 6/1/11	CAD	2,600,000	2,343,057

China - 0.66%

Government of Hong Kong,
5.13% due 8/1/14*	USD	1,000,000	1,019,856

Colombia - 1.28%

Republic of Colombia:
10.75% due 1/15/13	USD	920,000	1,074,100
12.00% due 10/22/15	COP	2,073,000,000	888,651

			1,962,751

Denmark - 1.57%

Kingdom of Denmark:
6.00% due 11/15/09	DKK	10,500,000	2,104,829
7.00% due 11/10/24	DKK	1,250,000	310,194

			2,415,023

Finland - 1.02%

Republic of Finland:
3.00% due 7/4/08	EUR	730,000	972,645
6.00% due 4/25/08	EUR	168,187	243,779
7.25% due 4/18/06	EUR	254,563	354,640

			1,571,064

France - 1.95%

Government of France:
4.75% due 10/25/12	EUR	1,130,000	1,623,206
5.50% due 4/25/29	EUR	855,347	1,368,102

			2,991,308

Germany - 2.28%

Federal Republic of Germany,
6.25% due 4/26/06	EUR	2,530,000	3,497,637

Greece - 5.64%

Republic of Greece:
6.00% due 5/19/10	EUR	1,216,837	1,819,731
6.50% due 10/22/19	EUR	1,691,837	2,830,501
8.60% due 3/26/08	EUR	2,590,000	4,003,904

			8,654,136

Hungary - 1.06%

Government of Hungary:
6.25% due 6/12/08	HUF	101,300,000	541,751
6.50% due 8/24/06	HUF	200,000,000	1,083,905

			1,625,656

Ireland - 0.68%

Anglo Irish Bank Corp., PLC,
5.00% due 12/12/07	GBP	550,000	1,049,044

Italy - 7.46%

Republic of Italy:
4.75% due 2/1/13	EUR	3,310,000	4,742,467
5.00% due 8/1/34	EUR	575,000	846,546
6.75% due 2/1/07	EUR	1,284,684	1,834,420
7.75% due 11/1/06	EUR	2,000,000	2,876,228
9.00% due 11/1/23	EUR	532,912	1,150,513

			11,450,174

Japan - 11.15%

Government of Japan:
1.90% due 12/20/10	JPY	553,000,000	5,624,318
2.70% due 3/20/07	JPY	219,000,000	2,201,104
3.00% due 9/20/05	JPY	251,000,000	2,440,537
3.30% due 6/20/06	JPY	340,000,000	3,390,503
5.00% due 9/21/09	JPY	300,000,000	3,453,481

			17,109,943

Lithuania - 0.55%

Republic of Lithuania,
4.50% due 3/5/13	EUR	600,000	838,029

Mexico - 4.89%

United Mexican States:
5.88% due 1/15/14	USD	800,000	817,200
6.38% due 1/16/13	USD	950,000	1,004,625
6.63% due 3/3/15	USD	915,000	980,423
7.50% due 1/14/12	USD	265,000	298,125
8.00% due 12/24/08	MXN	17,746,000	1,516,253
8.13% due 12/30/19	USD	900,000	1,076,850
8.30% due 8/15/31	USD	650,000	783,575
9.00% due 12/24/09	MXN	11,630,000	1,019,043

			7,496,094

Netherlands - 0.67%

Kingdom of The Netherlands,
5.00% due 7/15/11	EUR	705,000	1,020,587

Panama - 0.46%

Republic of Panama:
9.38% due 1/16/23	USD	250,000	295,000
9.63% due 2/8/11	USD	350,000	413,875

			708,875

Peru - 0.90%

Republic of Peru:
5.00% due 3/7/17 (2)	USD	462,000	441,210
9.13% due 2/21/12	USD	690,000	798,675
9.88% due 2/6/15	USD	120,000	144,900

			1,384,785

Russia - 7.18%

Russian Federation:
3.00% due 5/14/08	USD	1,385,000	1,292,897
3.00% due 5/14/11	USD	630,000	540,162
5.00% due 3/31/30 (3)	USD	7,960,000	8,402,576
8.25% due 3/31/10	USD	715,000	786,357

			11,021,992

Spain - 3.71%

Kingdom of Spain:
4.80% due 10/31/06	EUR	1,480,000	2,035,695
5.75% due 7/30/32	EUR	2,200,000	3,659,080

			5,694,775

Sweden - 0.70%

Kingdom of Sweden,
5.50% due 10/8/12	SEK	6,500,000	1,066,800

Turkey - 2.84%

Republic of Turkey:
7.38% due 2/5/25	USD	520,000	520,000
8.00% due 2/14/34	USD	950,000	1,003,437
9.00% due 6/30/11	USD	240,000	276,000
9.50% due 1/15/14	USD	310,000	372,388
11.00% due 1/14/13	USD	730,000	936,225
11.75% due 6/15/10	USD	585,000	738,562
11.88% due 1/15/30	USD	350,000	504,875

			4,351,487

Ukraine - 0.72%

Government of Ukraine:
7.65% due 6/11/13	USD	475,000	521,883
11.00% due 3/15/07	USD	548,349	585,198

			1,107,081

United States - 11.13%

Federal Home Loan Bank,
6.80% due 11/21/16	USD	1,000,000	1,172,416
Federal Home Loan Mtg. Corp.,
5.13% due 1/15/12	EUR	1,000,000	1,450,675
Federal National Mtg. Assoc.,
2.13% due 10/9/07	JPY	250,000,000	2,506,359
United States Treasury Bonds:
6.38% due 8/15/27	USD	2,080,000	2,528,581
8.00% due 11/15/21	USD	3,435,000	4,722,723
United States Treasury Notes:
4.75% due 5/15/14	USD	1,010,000	1,039,787
5.50% due 2/15/08	USD	1,500,000	1,573,476
5.75% due 11/15/05	USD	1,080,000	1,099,659
United States Treasury Notes TIPS,
0.88% due 4/15/10	USD	1,004,640	988,236

			17,081,912

United Kingdom - 1.13%

Government of United Kingdom:
5.00% due 9/7/14	GBP	235,000	460,920
5.75% due 12/7/09	GBP	250	501
8.00% due 6/7/21	GBP	480,000	1,269,031

			1,730,452

Uruguay - 0.29%

Republic of Uruguay,
7.50% due 3/15/15	USD	450,000	443,250

Venezuela - 2.74%

Republic of Venezuela:
3.63% due 12/18/07 (1)	USD	285,700	284,629
8.50% due 10/8/14	USD	1,210,000	1,240,250
9.25% due 9/15/27	USD	2,605,000	2,683,150

			4,208,029

Total Government Bonds
(Cost $120,824,524)			133,875,110

SUPRANATIONAL - 1.77%

European Investment Bank,
4.00% due 1/15/07	EUR	2,000,000
(Cost $1,759,570)			2,714,244

RIGHTS - 0.02%+
United Mexican States Expires 06/30/05 (4)		500,000	6,750
United Mexican States Expires 06/30/06 (4)		500,000	12,500
United Mexican States Expires 06/30/07 (4)		500,000	11,000

Total Rights
(Cost $0)			30,250

Total Long-Term Investment Securities - 96.08%
(Cost $132,945,707)			147,421,320

REPURCHASE AGREEMENT - 1.90%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $2,917,199 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.63%, due 1/15/08 and having an approximate value of $2,979,340 (Cost $2,917,000)		2,917,000	2,917,000

TOTAL INVESTMENTS
(Cost $135,862,707) (5)		97.98%	150,338,320
Other assets less liabilities		2.02%	3,106,979

NET ASSETS		100.00%	153,445,299

TIPS	Treasury Inflation Protected Security
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At February 28, 2005, the aggregate value of these securities was $1,019,856 representing 0.66% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2005.
(2)	Variable rate security - the rate reflected is as of February 28, 2005; maturity date reflects next reset date.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Fair valued security (see Note 1)
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Bond in default

Open Forward Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
AUD 1,600,000	USD 1,229,152	5/4/05	$(32,257)
DKK 8,322,150	USD 1,458,123	5/4/05	(24,122)
EUR 1,490,000	USD 1,944,346	5/4/05	(31,029)

			$(87,408)

Currency Legend

AUD	Australian Dollar
GBP	British Pound
CAD	Canadian Dollar.
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD	United State Dollar

See Notes to Schedule of Investments

INTERNATIONAL GROWTH I FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)(1)
COMMON STOCK - 97.59%
Airlines - 0.78%

BAA, PLC	272,500	$3,183,582

Apparel & Products - 1.10%

Adidas-Salomon AG	10,890	1,633,125
Puma AG Rudolf Dassler Sport	11,980	2,823,432

		4,456,557

Auto - Cars - 0.59%

Hyundai Motor Co.	41,890	2,397,646

Automotive - 5.32%

Autoliv, Inc.#	53,031	2,653,858
Continental AG	74,430	5,502,538
Denso Corp.	147,500	3,781,403
Honda Motor Co., Ltd.	38,000	2,036,734
Toyota Motor Corp.	100,200	3,897,292
Volvo AB, Class B#	81,080	3,722,765

		21,594,590

Banks - 16.40%

Alpha Bank AE	112,546	4,317,041
Anglo Irish Bank Corp., PLC	197,380	5,200,239
Bank of Ireland	250,870	4,201,082
Bank of Yokohama, Ltd.	772,000	4,741,553
Commonwealth Bank of Australia#	159,170	4,564,963
Credit Agricole SA#	127,983	3,789,881
DNB NOR ASA	299,080	3,040,716
Erste Bank Der Oesterreichischen Sparkassen AG	120,654	6,571,216
HSBC Holdings, PLC	121,870	2,034,347
KBC Bankverzekeringsholding#	49,410	4,152,041
Mitsubishi Tokyo Financial Group, Inc.+	490	4,490,818
Royal Bank of Scotland Group, PLC	199,754	6,841,743
Societe Generale, Class A#	46,480	4,901,762
Sumitomo Mitsui Financial Group, Inc.#	370	2,561,089
UBS AG	59,879	5,199,030

		66,607,521

Beverages - 0.89%

Pernod-Ricard#	25,200	3,603,088

Building Materials - 4.30%

Daikin Industries, Ltd.	133,000	3,327,381
Lafarge SA#	53,110	5,522,856
Vinci SA#	38,502	5,653,552
Wolseley, PLC	139,530	2,980,018

		17,483,807

Chemical - 1.39%

BASF AG	48,220	3,609,316
Shin-Etsu Chemical Co., Ltd.	50,000	2,044,731

		5,654,047

Commercial Services - 3.17%

ACS, Actividades de Construccion y Servicios SA	152,036	3,875,461
Cintra Concesiones de Infrastructuras de Transporte SA+	152,911	1,740,926
Grupo Ferrovial SA#	71,320	4,250,334
Macquarie Infrastructure Group	1,043,110	2,996,741

		12,863,462

Conglomerates - 0.29%

Tyco International, Ltd.	35,290	1,181,509

Drugs - 6.57%

AstraZeneca, PLC	102,110	4,049,408
Eisai Co., Ltd.+	84,500	2,856,485
GlaxoSmithKline, PLC	99,290	2,380,602
Novartis AG#	185,510	9,303,479
Novo-Nordisk A/S	43,460	2,422,597
Roche Holdings AG#	53,951	5,682,617

		26,695,188

Electronics/Electrical Equipment - 3.11%

Matsushita Electric Industrial Co., Ltd.#	266,000	3,974,192
Omron Corp.	154,400	3,584,264
Schneider Electric SA#	53,260	4,247,115
Sharp Corp.	52,000	825,842

		12,631,413

Finance Companies - 1.46%

Aeon Credit Service Co., Ltd.	13,800	934,166
Aiful Corp.	11,950	1,371,463
Takefuji Corp.+	51,000	3,622,475

		5,928,104

Financial Services - 0.92%

Ainax AB+	1	45
ORIX Corp.#	28,600	3,721,793

		3,721,838

Foods - 2.61%

Ajinomoto Co., Inc.#	152,000	1,872,797
Groupe Danone#	38,880	3,865,258
Royal Numico NV+	121,030	4,882,946

		10,621,001

Healthcare - 1.55%

Essilor International SA+#	36,420	2,554,529
Hoya Corp.	34,300	3,729,154

		6,283,683

Hospital Supplies - 0.68%

Fresenius Medical Care AG#	30,850	2,762,809

Household Products - 2.43%

Kao Corp.	86,000	2,042,173
Reckitt Benckiser, PLC	197,179	6,203,390
Toto, Ltd.#	187,000	1,609,915

		9,855,478

Information Processing - Services - 0.28%

Rakuten, Inc.#	1,260	1,140,454

Information Processing - Software - 0.25%

Trend Micro, Inc.#	21,500	995,238

Insurance - 5.46%

AXA+#	229,681	6,163,566
ING Groep NV	208,610	6,403,619
Legal & General Group, PLC	2,475,290	5,606,777
QBE Insurance Group, Ltd.#	329,250	3,984,282

		22,158,244

Leisure & Tourism - 1.51%

Accor SA	25,560	1,196,199
Nintendo Co., Ltd.	14,000	1,556,514
OPAP SA	106,730	3,390,241

		6,142,954

Machinery - 0.92%

Komatsu, Ltd.	499,000	3,746,408

Medical Technology - 1.91%

Smith & Nephew, PLC	442,840	4,543,383
Synthes, Inc.+	26,500	3,200,068

		7,743,451

Metals - 2.09%

Arcelor#	81,620	2,021,539
BHP Billiton, Ltd.	422,130	6,475,055

		8,496,594

Mining - 0.51%

Sumitomo Metal Mining Co., Ltd.	274,000	2,078,888

Multimedia - 1.56%

Thomson Corp.	70,200	2,387,620
Vivendi Universal SA+#	125,650	3,965,064

		6,352,684

Oil & Gas - 9.89%

BG Group, PLC	342,990	2,689,841
BP, PLC	1,041,970	11,267,406
EnCana Corp.#	54,210	3,595,687
ENI SpA#	221,330	5,782,963
Saipem SpA	310,810	4,204,521
Total SA, Class B#	53,050	12,616,568

		40,156,986

Paper/Forest Products - 1.61%

Amcor, Ltd.	667,140	3,792,308
Stora Enso Oyj	180,630	2,749,023

		6,541,331

Photography - 1.03%

Fuji Photo Film Co., Ltd.	110,700	4,190,253

Railroads & Equipment - 0.93%

East Japan Railway Co.	710	3,787,512

Retail - 6.93%

Boots Group, PLC	154,100	1,964,907
Compagnie Financiere Richemont AG	91,190	2,883,627
Metro AG#	38,290	2,146,864
Next, PLC	127,020	3,758,069
Pinault-Printemps-Redoute SA#	13,510	1,505,037
Seven-Eleven Japan Co., Ltd.#	64,000	1,950,107
Shoppers Drug Mart Corp.+	115,646	3,821,737
Tesco, PLC	1,125,960	6,601,478
Yamada Denki Co., Ltd.#	71,000	3,535,823

		28,167,649

Telecommunications - 6.45%

Amdocs, Ltd.+	13,487	395,843
America Movil SA de CV ADR	75,470	4,430,089
Deutsche Telekom AG+#	116,570	2,440,487
KDDI Corp.	370	1,903,397
Mobile Telesystems ADR	61,752	2,475,638
Telefonica SA	216,660	3,978,734
Telenor ASA#	332,950	3,062,734
Vodafone Group, PLC	2,869,510	7,524,384

		26,211,306

Textile - Products - 0.82%

Toray Industries, Inc.#	705,000	3,329,383

Utilities - Electric - 1.88%

CLP Holdings, Ltd.	138,000	788,707
E. ON AG#	38,270	3,440,188
Terna SpA+#	1,193,525	3,409,053

		7,637,948

Total Common Stock
(Cost $327,238,395)		396,402,606

EXCHANGE-TRADED FUNDS - 0.40%

Financial Services - 0.40%
iShares MSCI EAFE Index Fund #
(Cost $1,615,495)	10,000	1,631,500

Total Long-Term Investment Securities - 97.99%
(Cost $328,853,890)		398,034,106

SHORT-TERM INVESTMENT SECURITIES - 29.76%

Collective Investment Pool - 29.76%
Securities Lending Quality Trust(2)
(Cost $120,907,088)	$120,907,088	120,907,088

REPURCHASE AGREEMENT - 3.09%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $12,555,854 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.75%, due 2/15/08 and having an approximate value of $12,809,473

(Cost $12,555,000)	12,555,000	12,555,000

TOTAL INVESTMENTS
(Cost $462,315,978) (3)	130.84%	531,496,194
Liabilities in excess of other assets	(30.84)%	(125,277,675)

NET ASSETS	100.00%	$406,218,519

ADR	American Depository Receipt
#	The security or a portion thereof is out on loan.
+	Non-income producing security
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

The following represents the investment holdings by country held by the International Growth I Fund as a percentage of net assents as February 28, 2005:

Country	Percent of Net Assets
United States	36.79%
Japan	20.98%
United Kingdom	17.63%
France	14.67%
Germany	6.00%
Switzerland	5.68%
Australia	5.37%
Spain	3.41%
Italy	3.30%
Netherlands	2.78%
Canada	2.41%
Ireland	2.31%
Greece	1.90%
Austria	1.62%
Norway	1.50%
Belgium	1.02%
Sweden	0.92%
Finland	0.68%
Denmark	0.59%
Korea	0.59%
Luxembourg	0.50%
Hong Kong	0.19%

Total investments	130.84%

See Note to Schedule of Investments

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.57%
Aerospace/Defense - 3.96%

General Dynamics Corp.	49,500	$5,214,825
L-3 Communications Holdings, Inc.	60,000	4,326,000
United Technologies Corp.	57,000	5,693,160

		15,233,985

Apparel & Products - 0.67%

Nike, Inc., Class B	29,800	2,591,110

Banks - 1.37%

Bank of America Corp.	112,850	5,264,452

Beverages - 4.24%

Coca-Cola Co.	200,000	8,560,000
PepsiCo, Inc.	144,100	7,761,226

		16,321,226

Chemical - 1.79%

Dow Chemical Co.	125,000	6,893,750

Conglomerates - 4.47%

General Electric Co.	210,900	7,423,680
ITT Industries, Inc.	45,000	3,957,750
Tyco International, Ltd.	173,500	5,808,780

		17,190,210

Drugs - 5.37%

Abbott Laboratories	135,000	6,208,650
Pfizer, Inc.	549,723	14,452,218

		20,660,868

Electronics/Electrical Equipment - 1.19%

Ametek, Inc.	120,000	4,600,800

Financial Services - 8.52%

American Express Co.	100,500	5,442,075
Capital One Financial Corp.	103,400	7,928,712
Citigroup, Inc.	83,000	3,960,760
Goldman Sachs Group, Inc.	45,200	4,917,760
Merrill Lynch & Co., Inc.	120,000	7,029,600
Morgan Stanley	61,800	3,489,846

		32,768,753

Freight - 1.38%
United Parcel Service, Inc., Class B	68,800	5,331,312

Hospital Supplies - 7.94%

Becton, Dickinson and Co.	65,400	3,915,498
Cardinal Health, Inc.	70,000	4,098,500
Johnson & Johnson	242,600	15,914,560
Medtronic, Inc.	50,000	2,606,000
St. Jude Medical, Inc.+	102,400	4,003,840

		30,538,398

Household Products - 3.46%

Estee Lauder Cos., Inc., Class A	106,200	4,670,676
Procter & Gamble Co.	162,600	8,632,434

		13,303,110

Information Processing - Hardware - 5.32%

Dell, Inc.+	204,525	8,199,407
International Business Machines Corp.	89,800	8,313,684
Seagate Technology+	220,000	3,953,400

		20,466,491

Information Processing - Services - 1.99%

eBay, Inc.+	179,000	7,668,360

Information Processing - Software - 5.81%

Adobe Systems, Inc.	79,100	4,884,425
Microsoft Corp.	539,900	13,594,682
Oracle Corp.+	300,000	3,873,000

		22,352,107

Insurance - 2.26%

PacifiCare Health Systems, Inc., Class A+	60,000	3,808,800
WellPoint, Inc.+	40,000	4,882,400

		8,691,200

Leisure & Tourism - 4.00%

Carnival Corp.	148,200	8,059,116
Electronic Arts, Inc.+	40,000	2,579,600
Hilton Hotels Corp.	225,000	4,738,500

		15,377,216

Machinery - 1.05%

Dover Corp.	105,000	4,060,350

Medical - Biomedical/Gene - 3.77%

Amgen, Inc.+	119,100	7,337,751
Biogen Idec, Inc.+	40,000	1,546,000
Genzyme Corp.+	100,000	5,609,000

		14,492,751

Medical Technology - 1.12%

Zimmer Holdings, Inc.+	50,000	4,295,000

Multimedia - 4.51%

News Corp., Class A	225,000	3,744,000
Time Warner, Inc.+	446,500	7,693,195
Viacom, Inc., Class B	170,000	5,933,000

		17,370,195

Oil & Gas - 2.38%

ChevronTexaco Corp.	69,200	4,295,936
Transocean, Inc.+	100,000	4,848,000

		9,143,936

Retail - 9.96%

Bed Bath & Beyond, Inc.+	140,000	5,252,800
Home Depot, Inc.	160,000	6,403,200
Target Corp.	60,000	3,049,200
Wal-Mart Stores, Inc.	249,100	12,856,051
Walgreen Co.	150,000	6,424,500
Williams-Sonoma, Inc.+	125,000	4,336,250

		38,322,001

Semiconductors - 7.21%

Applied Materials, Inc.+	206,600	3,615,500
Intel Corp.	437,298	10,486,406
Lam Research Corp.+#	160,000	5,030,400
Marvell Technology Group, Ltd.+	75,000	2,744,250
Texas Instruments, Inc.	221,000	5,849,870

		27,726,426

Telecommunications - 4.21%

Cisco Systems, Inc.+	353,200	6,152,744
Motorola, Inc.	274,000	4,290,840
QUALCOMM, Inc.	159,000	5,741,490

		16,185,074

Therapeutics - 1.62%

Gilead Sciences, Inc.+	180,000	6,219,000

Total Long-Term Investment Securities - 99.57%
(Cost $363,014,905)		383,068,081

SHORT-TERM INVESTMENT SECURITIES - 1.08%
Collective Investment Pool - 1.08%
Securities Lending Quality Trust (1)
(Cost $4,155,975)	$4,155,975	4,155,975

REPURCHASE AGREEMENT - 1.13%

State Street Bank & Trust Co., Joint Repurchase Agreement (2)
(Cost $4,341,000)	4,341,000	4,341,000

TOTAL INVESTMENTS
(Cost $371,511,880) (3)	101.78%	391,565,056
Liabilities in excess of other assets	(1.78)%	(6,852,714)

NET ASSETS	100.00%	384,712,342

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

LARGE CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 98.66%
Aerospace/Defense - 3.69%

Boeing Co.	910	$50,023
General Dynamics Corp.	1,000	105,350
L-3 Communications Holdings, Inc.	700	50,470
Rockwell Collins, Inc.	1,060	48,813
United Technologies Corp.	1,100	109,868

		364,524

Apparel & Products - 2.14%

Abercrombie and Fitch Co., Class A	660	35,442
Coach, Inc.+	600	33,318
Nike, Inc., Class B	1,640	142,598

		211,358

Automotive - 0.38%

Danaher Corp.	700	37,919

Banks - 0.71%

Bank of America Corp.	1,500	69,975

Beverages - 2.62%

Coca-Cola Co.	2,500	107,000
PepsiCo, Inc.	2,820	151,885

		258,885

Building Materials - 0.58%

Masco Corp.	1,700	57,324

Chemical - 0.89%

Dow Chemical Co.	1,600	88,240

Commercial Services - 0.88%

Accenture, Ltd., Class A+	3,400	86,870

Conglomerates - 2.72%

General Electric Co.	3,000	105,600
ITT Industries, Inc.	500	43,975
Tyco International, Ltd.	3,570	119,524

		269,099

Drugs - 3.00%

Abbott Laboratories	1,700	78,183
Pfizer, Inc.	6,700	176,143
Shire Pharmaceuticals Group, PLC ADR	1,250	42,063

		296,389

Electronics/Electrical Equipment - 3.23%

Ametek, Inc.	1,500	57,510
Harman International Industries, Inc.	900	100,953
W. W. Grainger, Inc.	800	50,224
Waters Corp.+	800	39,080
Xerox Corp.+	4,600	71,760

		319,527

Finance Companies - 1.04%

SLM Corp.	2,100	102,480

Financial Services - 6.18%

American Express Co.	1,900	102,885
Bear Stearns Cos., Inc.	450	44,775
Capital One Financial Corp.	1,200	92,016
Citigroup, Inc.	1,100	52,492
Countrywide Financial Corp.	2,400	83,400
Doral Financial Corp.	920	36,487
Goldman Sachs Group, Inc.	600	65,280
Merrill Lynch & Co., Inc.	1,500	87,870
Morgan Stanley	800	45,176

		610,381

Freight - 0.92%

FedEx Corp.	300	29,334
United Parcel Service, Inc., Class B	800	61,992

		91,326

Hardware & Tools - 0.59%

Black & Decker Corp.	700	58,044

Heavy Duty Trucks/Parts - 0.38%

PACCAR, Inc.	500	37,630

Home Builders - 0.95%

DR Horton, Inc.	1,120	49,011
NVR, Inc.+	57	45,158

		94,169

Hospital Supplies - 7.14%

Becton, Dickinson and Co.	2,400	143,688
Cardinal Health, Inc.	900	52,695
CR Bard, Inc.	600	39,900
Johnson & Johnson	5,900	387,040
Medtronic, Inc.	600	31,272
St. Jude Medical, Inc.+	1,300	50,830

		705,425

Household Products - 4.44%

Estee Lauder Cos., Inc., Class A	1,200	52,776
Fortune Brands, Inc.	600	48,600
Gillette Co.	3,200	160,800
Procter & Gamble Co.	3,320	176,259

		438,435

Information Processing - Hardware - 5.41%

Apple Computer, Inc.+	1,000	44,860
Dell, Inc.+	7,440	298,270
International Business Machines Corp.	1,100	101,838
Network Appliance, Inc.+	1,200	36,012
Seagate Technology+	3,000	53,910

		534,890

Information Processing - Services - 3.40%

eBay, Inc.+	3,260	139,658
McAfee, Inc.+	1,000	23,130
NCR Corp.+	1,000	38,990
Symantec Corp.+	4,420	97,284
Yahoo!, Inc.+	1,140	36,788

		335,850

Information Processing - Software - 5.06%

Adobe Systems, Inc.	2,230	137,703
Autodesk, Inc.	1,600	47,552
Microsoft Corp.	9,200	231,656
Oracle Corp.+	6,400	82,624

		499,535

Insurance - 4.39%

Aetna, Inc.	480	70,090
Allstate Corp.	800	42,944
PacifiCare Health Systems, Inc., Class A+	700	44,436
UnitedHealth Group, Inc.	1,490	135,828
WellPoint, Inc.+	1,150	140,369

		433,667

Leisure & Tourism - 5.24%

Carnival Corp.	1,900	103,322
Electronic Arts, Inc.+	600	38,694
Harley-Davidson, Inc.	630	38,984
Hilton Hotels Corp.	3,000	63,180
Marriott International, Inc., Class A	500	32,050
McDonald’s Corp.	3,100	102,548
Starbucks Corp.+	700	36,267
Yum! Brands, Inc.	2,100	102,438

		517,483

Machinery - 1.62%

Cooper Industries, Ltd., Class A	560	38,847
Dover Corp.	1,200	46,404
Rockwell Automation, Inc.	1,200	74,580

		159,831

Medical - Biomedical/Gene - 1.81%

Amgen, Inc.+	1,400	86,254
Biogen Idec, Inc.+	500	19,325
Genzyme Corp.+	1,300	72,917

		178,496

Medical Technology - 1.13%

Quest Diagnostics, Inc.	600	59,640
Zimmer Holdings, Inc.+	600	51,540

		111,180

Metals - 1.14%

Nucor Corp.	1,170	72,938
United States Steel Corp.	640	39,910

		112,848

Multimedia - 2.40%

McGraw-Hill Cos., Inc.	300	27,555
News Corp., Class A	3,000	49,920
Time Warner, Inc.+	5,200	89,596
Viacom, Inc., Class B	2,000	69,800

		236,871

Oil & Gas - 5.07%

Apache Corp.	625	39,300
BP, PLC ADR	900	58,428
ChevronTexaco Corp.	1,900	117,952
ConocoPhillips	940	104,236
Devon Energy Corp.	840	39,304
Transocean, Inc.+	1,400	67,872
Valero Energy Corp.	1,040	74,090

		501,182

Optical Instruments & Lenses - 1.05%

Alcon, Inc.	1,200	103,560

Railroads & Equipment - 0.40%

Norfolk Southern Corp.	1,100	39,479

Retail - 9.52%

Bed Bath & Beyond, Inc.+	1,800	67,536
Costco Wholesale Corp.	2,700	125,793
Home Depot, Inc.	3,400	136,068
J.C. Penney Co., Inc.	1,000	44,490
Limited Brands, Inc.	2,100	49,938
Nordstrom, Inc.	1,200	64,512
Staples, Inc.	3,900	122,928
Target Corp.	800	40,656
Wal-Mart Stores, Inc.	3,000	154,830

Walgreen Co.	1,900	81,377
Williams-Sonoma, Inc.+	1,500	52,035

		940,163

Savings & Loan - 0.31%

Golden West Financial Corp.	500	30,945

Semiconductors - 3.71%

Applied Materials, Inc.+	2,350	41,125
Intel Corp.	6,300	151,074
Lam Research Corp.+	2,200	69,168
Marvell Technology Group, Ltd.+	1,000	36,590
Texas Instruments, Inc.	2,600	68,822

		366,779

Telecommunications - 3.72%

Cisco Systems, Inc.+	8,400	146,328
Motorola, Inc.	4,800	75,168
QUALCOMM, Inc.	4,040	145,884

		367,380

Therapeutics - 0.80%

Gilead Sciences, Inc.+	2,300	79,465

Total Long-Term Investment Securities - 98.66%
(Cost $9,806,359)		9,747,604

REPURCHASE AGREEMENT - 1.65%

State Street Bank & Trust Co., Joint Repurchase Agreement (1)
(Cost $163,000)	$163,000	163,000

TOTAL INVESTMENTS
(Cost $9,969,359) (2)	100.31%	9,910,604
Liabilities in excess of other assets	(0.31)%	(30,818)

NET ASSETS	100.00%	$9,879,786

ADR	American Depository Receipt
+	Non-income producing
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MID CAP INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.84%
Advertising - 0.50%

Catalina Marketing Corp.#	87,700	$2,363,515
Harte-Hanks, Inc.	143,100	3,835,080
Valassis Communications, Inc.+	86,000	3,217,260

		9,415,855

Aerospace/Defense - 0.41%

Alliant Techsystems, Inc.+	63,200	4,375,336
Sequa Corp., Class A+	17,600	1,020,096
Titan Corp.+	142,100	2,358,860

		7,754,292

Airlines - 0.30%

Airtran Holdings, Inc.+#	143,800	1,147,524
Alaska Air Group, Inc.+#	45,100	1,279,036
JetBlue Airways Corp.+#	173,800	3,131,876

		5,558,436

Apparel & Products - 2.37%

Abercrombie and Fitch Co., Class A	146,200	7,850,940
Aeropostale, Inc.+	93,400	2,979,460
American Eagle Outfitters, Inc.	123,700	6,695,881
AnnTaylor Stores Corp.+	118,400	2,623,744
Chicos FAS, Inc.+#	299,600	8,823,220
Foot Locker, Inc.	261,200	7,130,760
Pacific Sunwear of California, Inc.+	124,400	3,204,544
Payless ShoeSource, Inc.+	114,300	1,339,596
Timberland Co., Class A+	57,700	4,018,228

		44,666,373

Appliances/Furnishings - 0.64%

Furniture Brands International, Inc.#	89,100	2,069,793
Herman Miller, Inc.	118,500	3,434,130
HNI Corp.	94,200	4,109,004
Lancaster Colony Corp.#	58,900	2,509,729

		12,122,656

Automotive - 2.00%

ArvinMeritor, Inc.	116,400	1,962,504
Borg-Warner, Inc.#	94,200	4,969,050
Carlisle Cos., Inc.	52,200	3,629,988
Carmax, Inc.+#	174,600	5,761,800
Donaldson Co., Inc.	139,600	4,451,844
Lear Corp.	113,000	5,892,950
Modine Manufacturing Co.	58,000	1,887,900
SPX Corp.#	126,100	5,613,972
Thor Industries, Inc.	95,300	3,392,680

		37,562,688

Auto - Replacement Parts - 0.58%

Advance Auto Parts, Inc.+	123,400	6,216,892
O’Reilly Automotive, Inc.+	92,600	4,713,340

		10,930,232

Banks - 4.48%

Associated Banc-Corp.#	217,200	6,963,432
Bank of Hawaii Corp.	88,900	4,046,728
Banknorth Group, Inc.	295,100	10,650,159
City National Corp.	82,500	5,647,125
Colonial BancGroup, Inc.	224,400	4,571,028
Commerce Bancorp, Inc.#	133,100	8,156,368
Cullen/Frost Bankers, Inc.	87,400	4,062,352
First American Corp., Class A	150,400	5,497,120
FirstMerit Corp.#	141,400	3,680,642
Greater Bay Bancorp#	85,600	2,168,248
Hibernia Corp., Class A	260,100	6,676,767
Mercantile Bankshares Corp.	132,900	6,460,269
Silicon Valley Bancshares+#	60,400	2,646,728
TCF Financial Corp.#	232,800	6,436,920
Westamerica Bancorp.	53,400	2,781,606
Wilmington Trust Corp.	113,000	3,829,570

		84,275,062

Beverages - 0.80%

Constellation Brands, Inc., Class A+#	181,100	9,694,283
PepsiAmericas, Inc.	232,300	5,284,825

		14,979,108

Broadcasting - 0.43%

Emmis Communications Corp., Class A+#	94,300	1,763,410
Entercom Communications Corp.+	83,600	2,877,512
Westwood One, Inc.+	161,100	3,518,424

		8,159,346

Building Materials - 0.98%

Fastenal Co.#	127,300	7,441,958
Martin Marietta Materials, Inc.	80,600	4,649,008
RPM International, Inc.	195,300	3,657,969
York International Corp.#	69,700	2,695,299

		18,444,234

Chemical - 3.02%

Airgas, Inc.#	125,800	3,157,580
Albemarle Corp.#	76,600	2,910,800
Cabot Corp.	103,500	3,601,800
Cabot Microelectronics Corp.+#	41,600	1,351,584
Crompton Corp.#	192,500	2,637,250
Cytec Industries, Inc.	66,500	3,360,245
Ferro Corp.#	70,300	1,375,771
FMC Corp.+	61,900	3,055,384
Invitrogen Corp.+	85,900	6,009,564

Lubrizol Corp.	111,900	4,770,297
Lyondell Chemical Co.	405,300	13,719,405
Minerals Technologies, Inc.#	34,400	2,155,160
Olin Corp.#	117,800	2,939,110
Sensient Technologies Corp.	78,700	1,718,808
Valspar Corp.	86,200	3,978,130

		56,740,888

Coal - 0.81%

Arch Coal, Inc.#	104,600	4,664,114
Peabody Energy Corp.	108,400	10,525,640

		15,189,754

Commercial Services - 1.99%

Adesa, Inc.	153,800	3,471,266
Alliance Data Systems Corp.+	137,000	5,404,650
Brinks Co.	95,200	3,299,632
CDW Corp.	139,400	8,011,318
Deluxe Corp.	83,900	3,275,456
Dycom Industries, Inc.+	81,500	2,196,425
Moneygram International, Inc.	148,600	3,058,188
Plexus Corp.+	72,400	767,440
Quanta Services, Inc.+#	196,700	1,544,095
Rollins, Inc.	76,600	1,954,832
Sotheby’s Holdings, Inc., Class A+	106,500	1,897,830
United Rentals, Inc.+#	130,600	2,470,952

		37,352,084

Conglomerates - 0.12%

Trinity Industries, Inc.#	79,800	2,298,240

Drugs - 2.07%

Barr Pharmaceuticals, Inc.+	172,000	8,211,280
Cephalon, Inc.+#	96,800	4,749,976
IVAX Corp.+	420,700	6,726,993
Par Pharmaceutical Cos., Inc.+#	56,800	2,101,032
Perrigo Co.#	121,200	2,129,484
Sepracor, Inc.+#	176,300	11,366,061
Valeant Pharmaceuticals International#	153,200	3,715,100

		38,999,926

Electronics/Electrical Equipment - 3.97%

Ametek, Inc.	115,000	4,409,100
Amphenol Corp., Class A+	148,500	5,925,150
Arrow Electronics, Inc.+	194,400	5,229,360
Avnet, Inc.+	202,200	3,922,680
Commscope, Inc.+#	91,200	1,380,768
Energizer Holdings, Inc.+	121,400	7,190,522
Gentex Corp.#	130,300	4,418,473
Harman International Industries, Inc.	112,400	12,607,908
Hawaiian Electric Industries, Inc.#	135,200	3,599,024
Hubbell, Inc., Class B	102,200	5,498,360
Kemet Corp.+#	145,200	1,186,284
Newport Corp.+#	72,000	1,014,480
Polycom, Inc.+	164,400	2,661,636
Silicon Laboratories, Inc.+#	87,200	3,060,720
Teleflex, Inc.	67,600	3,404,336
Thomas & Betts Corp.+	99,000	3,076,920
Varian, Inc.+	58,200	2,482,230
Vishay Intertechnology, Inc.+	278,700	3,637,035

		74,704,986

Financial Services - 3.23%

A.G. Edwards, Inc.	128,200	5,526,702
American Financial Group, Inc.	123,800	3,774,662
AmeriCredit Corp.+#	260,600	6,139,736
Eaton Vance Corp.#	225,200	6,071,392
IndyMac Bancorp, Inc.	104,000	3,742,960
Investors Financial Services Corp.	111,500	5,588,380
Jefferies Group, Inc.#	95,900	3,659,544
LaBranche & Co., Inc.+#	100,700	931,475
Legg Mason, Inc.	182,400	14,708,736
Raymond James Financial, Inc.	123,800	3,770,948
Waddell & Reed Financial, Inc., Class A	138,700	2,884,960
Webster Financial Corp.	89,000	3,898,200

		60,697,695

Foods - 2.11%

Dean Foods Co.+	250,000	8,637,500
Hormel Foods Corp.	232,800	7,251,720
Smithfield Foods, Inc.+	186,200	6,340,110
Smucker, J.M. Co.#	97,900	4,812,764
Tootsie Roll Industries, Inc.	87,700	2,631,000
Tyson Foods, Inc., Class A	592,200	10,079,244

		39,752,338

Freight - 2.34%

Alexander & Baldwin, Inc.#	71,600	3,250,640
CH Robinson Worldwide, Inc.	143,100	7,841,880
CNF, Inc.	86,700	3,976,929
Expeditors International of Washington, Inc.	178,800	9,925,188
GATX Corp.#	82,900	2,485,342
JB Hunt Transport Services, Inc.	136,300	6,431,997
Overseas Shipholding Group, Inc.	66,100	4,304,432
Swift Transportation Co., Inc.+#	123,000	2,917,560
Werner Enterprises, Inc.	132,300	2,831,220

		43,965,188

Healthcare - 3.29%

Apria Healthcare Group, Inc.+	81,300	2,638,998
Community Health Systems, Inc.+	146,400	4,738,968
Covance, Inc.+	104,800	4,580,808
Dentsply International, Inc.	135,400	7,442,938
Edwards Lifesciences Corp.+#	99,700	4,288,097

Lincare Holdings, Inc.+	168,400	6,833,672
Omnicare, Inc.	174,800	6,028,852
Patterson Cos., Inc.+#	230,200	11,422,524
Renal Care Group, Inc.+	113,000	4,452,200
Steris Corp.+	116,000	2,871,000
Universal Health Services, Inc., Class B	97,900	4,620,880
VISX, Inc.+	83,200	2,010,112

		61,929,049

Heavy Duty Trucks/Parts - 0.14%

Bandag, Inc.#	32,500	1,436,825
Federal Signal Corp.#	80,700	1,270,218

		2,707,043

Home Builders - 2.94%

DR Horton, Inc.	391,300	17,123,288
Hovnanian Enterprises, Inc., Class A+	102,500	5,637,500
Lennar Corp.	262,000	15,934,840
Ryland Group, Inc.	79,800	5,550,090
Toll Brothers, Inc.+#	125,400	11,041,470

		55,287,188

Hospital Management - 0.59%

LifePoint Hospitals, Inc.+#	65,000	2,603,250
Triad Hospitals, Inc.+	129,100	5,637,797
VCA Antech, Inc.+	137,700	2,765,016

		11,006,063

Hospital Supplies - 1.53%

Beckman Coulter, Inc.#	102,000	7,185,900
Henry Schein, Inc.+	72,600	5,251,884
Hillenbrand Industries, Inc.	103,800	5,855,358
Techne Corp.+	69,300	2,362,437
Varian Medical Systems, Inc.+	227,900	8,188,447

		28,844,026

Household Products - 0.51%

Church & Dwight Co., Inc.#	104,700	3,703,239
Scotts Co., Class A+	55,200	3,867,864
Tupperware Corp.	98,300	2,014,167

		9,585,270

Human Resources - 0.61%

Kelly Services, Inc., Class A#	59,100	1,746,405
Korn/Ferry International+#	65,400	1,254,372
Manpower, Inc.	151,300	6,611,810
MPS Group, Inc.+	172,000	1,847,280

		11,459,867

Information Processing - Hardware - 1.50%

Avocent Corp.+	83,600	2,864,136
Diebold, Inc.#	119,800	6,393,726
Imation Corp.	57,100	1,963,669
Sandisk Corp.+	273,300	7,346,304
Storage Technology Corp.+	178,800	5,685,840
Tech Data Corp.+	97,500	3,996,525

		28,250,200

Information Processing - Services - 4.48%

3Com Corp.+	636,600	2,279,028
BISYS Group, Inc.+	201,700	2,989,194
Cadence Design Systems, Inc.+#	453,500	6,249,230
Ceridian Corp.+	249,300	4,549,725
Certegy, Inc.	104,900	3,737,587
Checkfree Corp.+	145,500	5,607,570
Cognizant Technology Solutions Corp., Class A+	223,100	10,537,013
CSG Systems International, Inc.+	85,700	1,465,470
DST Systems, Inc.+#	140,500	6,672,345
Dun & Bradstreet Corp.+	116,600	7,166,236
Fair Issac & Co., Inc.#	118,000	3,988,400
Gartner, Inc., Class A+#	185,900	1,790,217
Jack Henry & Associates, Inc.	151,800	3,013,230
Macromedia, Inc.+	119,100	4,036,299
McAfee, Inc.+	268,800	6,217,344
McDATA Corp., Class A+#	198,100	778,533
Mentor Graphics Corp.+#	128,100	1,765,218
National Instruments Corp.#	132,800	3,792,768
Reynolds and Reynolds Co., Class A	108,400	2,999,428
Synopsys, Inc.+	255,200	4,619,120

		84,253,955

Information Processing - Software - 1.52%

Acxiom Corp.	144,800	3,258,000
Advent Software, Inc.+	54,700	966,002
Ascential Software Corp.+	98,600	1,529,286
ChoicePoint, Inc.+	148,800	5,996,640
Keane, Inc.+#	104,100	1,378,284
Retek, Inc.+	94,000	790,540
RSA Security, Inc.+#	116,700	1,906,878
SEI Investments Co.	172,000	6,357,120
Sybase, Inc.+	159,600	3,006,864
Transaction Systems Architects, Inc., Class A+	66,300	1,550,094
Wind River Systems, Inc.+#	138,000	1,857,480

		28,597,188

Insurance - 6.38%

Allmerica Financial Corp.+	89,300	3,196,940
AmerUs Group Co.#	65,700	3,162,141
Arthur J. Gallagher & Co.	155,000	4,628,300
Brown & Brown, Inc.	116,000	5,382,400
Coventry Health Care, Inc.+	178,199	11,244,357

Everest Reinsurance Group, Ltd.	94,200	8,183,154
Fidelity National Financial, Inc.	292,700	12,949,048
HCC Insurance Holdings, Inc.	113,700	4,263,750
Health Net, Inc.+	186,300	5,570,370
Horace Mann Educators Corp.	71,800	1,346,968
Leucadia National Corp.#	180,450	6,046,879
Ohio Casualty Corp.+#	103,800	2,504,694
Old Republic International Corp.	305,900	7,338,541
PacifiCare Health Systems, Inc., Class A+#	141,400	8,976,072
PMI Group, Inc.	159,800	6,431,950
Protective Life Corp.	116,500	4,655,340
Radian Group, Inc.	154,200	7,452,486
StanCorp Financial Group, Inc.	47,700	4,154,193
Unitrin, Inc.	115,000	5,391,200
W.R. Berkley Corp.	141,200	7,252,032

		120,130,815

Leisure & Tourism - 3.76%

Activision, Inc.+	233,500	5,104,310
Applebee’s International, Inc.#	136,000	3,877,360
Bob Evans Farms, Inc.#	59,200	1,340,880
Boyd Gaming Corp.#	146,200	7,165,262
Brinker International, Inc.+	145,000	5,489,700
Caesars Entertainment, Inc.+	525,200	10,535,512
Callaway Golf Co.#	128,000	1,717,760
CBRL Group, Inc.#	80,800	3,459,048
Cheesecake Factory, Inc., Class A+#	130,500	4,440,915
GTECH Holdings Corp.	194,400	4,539,240
International Speedway Corp., Class B	89,400	4,765,020
Macrovision Corp.+#	83,400	2,022,450
Mandalay Resort Group	113,300	8,029,571
Outback Steakhouse, Inc.	123,800	5,559,858
Ruby Tuesday, Inc.#	109,000	2,635,620

		70,682,506

Machinery - 2.54%

AGCO Corp.+	151,500	2,949,705
Crane Co.	92,100	2,744,580
Flowserve Corp.+#	92,700	2,316,573
Graco, Inc.	116,000	4,484,560
Granite Construction, Inc.	69,800	1,857,378
Jacobs Engineering Group, Inc.+	94,500	5,290,110
Kennametal, Inc.	63,800	3,131,304
Nordson Corp.	60,900	2,435,391
Pentair, Inc.	169,000	7,003,360
Precision Castparts Corp.	110,300	8,301,178
Tecumseh Products Co., Class A#	31,000	1,272,550
Zebra Technologies Corp., Class A+#	120,400	6,004,348

		47,791,037

Medical - Biomedical/Gene - 0.44%

Millennium Pharmaceuticals, Inc.+	513,300	4,414,380
Protein Design Labs, Inc.+#	160,200	2,399,796
Vertex Pharmaceuticals, Inc.+#	134,700	1,554,438

		8,368,614

Medical Technology - 0.94%

Charles River Laboratories International, Inc.+	108,700	5,011,070
Cytyc Corp.+	187,500	4,275,000
Gen-Probe, Inc.+	83,600	4,256,076
Inamed Corp.+	60,100	4,097,618

		17,639,764

Metals - 0.54%

Harsco Corp.	69,200	4,041,972
Steel Dynamics, Inc.#	75,700	3,371,678
Worthington Industries, Inc.	133,300	2,792,635

		10,206,285

Multimedia - 0.38%

Belo Corp.	192,900	4,552,440
Media General, Inc., Class A	39,800	2,546,802

		7,099,242

Oil & Gas - 7.82%

Cooper Cameron Corp.+#	92,200	5,319,018
ENSCO International, Inc.	253,500	10,210,980
Equitable Resources, Inc.#	103,100	6,118,985
FMC Technologies, Inc.+	114,700	3,961,738
Forest Oil Corp.+	99,500	3,980,000
Grant Prideco, Inc.+	207,300	5,008,368
Hanover Compressor Co.+	131,000	1,734,440
Helmerich & Payne, Inc.	84,600	3,387,384
Murphy Oil Corp.	154,400	15,446,176
Newfield Exploration Co.+	104,500	7,759,125
Noble Energy, Inc.#	98,700	6,676,068
ONEOK, Inc.	173,500	5,083,550
Patterson-UTI Energy, Inc.	280,800	7,020,000
Pioneer Natural Resources Co.	244,600	10,314,782
Plains Exploration & Production Co.+	129,400	4,400,894
Pogo Producing Co.	108,100	5,254,741
Pride International, Inc.+	228,600	5,628,132
Smith International, Inc.+	176,000	11,309,760
Tidewater, Inc.#	101,700	4,197,159
Varco International, Inc.+	164,200	6,191,982
Weatherford International, Ltd.+	227,900	13,585,119
Western Gas Resources, Inc.	124,100	4,591,700

		147,180,101

Paper/Forest Products - 1.15%

Bowater, Inc.#	93,400	3,626,722
Glatfelter#	73,600	1,090,752

Longview Fibre Co.	85,700	1,439,760
Packaging Corp. of America	179,400	4,398,888
Potlatch Corp.	49,900	2,302,885
Rayonier, Inc.	83,601	4,012,848
Sonoco Products Co.#	164,900	4,795,292

		21,667,147

Pollution Control - 0.61%

Republic Services, Inc., Class A	253,000	8,022,630
Stericycle, Inc.+	75,500	3,471,490

		11,494,120

Publishing - 1.48%

American Greetings Corp., Class A#	114,900	2,829,987
Banta Corp.	41,800	1,837,528
Lee Enterprises, Inc.#	75,800	3,456,480
Readers Digest Assoc., Inc., Class A#	167,000	2,889,100
Scholastic Corp.+#	66,600	2,362,968
Washington Post Co., Class B @	16,100	14,457,800

		27,833,863

Real Estate Investment Trusts - 2.41%

AMB Property Corp.	139,200	5,403,744
Developers Diversified Realty Corp.	180,900	7,567,047
Highwoods Properties, Inc.	90,000	2,321,100
Hospitality Properties Trust	112,700	4,673,669
Liberty Property Trust	143,700	5,957,802
Mack-Cali Realty Corp.	102,100	4,512,820
New Plan Excel Realty Trust, Inc.#	172,200	4,504,752
United Dominion Realty Trust, Inc.	222,400	4,915,040
Weingarten Realty Investors	149,200	5,495,036

		45,351,010

Retail - 4.93%

99 Cents Only Stores+#	116,600	1,817,794
Barnes & Noble, Inc.+#	117,600	4,017,216
BJ’s Wholesale Club, Inc.+#	116,600	3,564,462
Blyth, Inc.#	68,600	2,180,794
Borders Group, Inc.	126,000	3,241,980
Claire’s Stores, Inc.	166,000	3,819,660
Copart, Inc.+#	151,000	3,518,300
Dollar Tree Stores, Inc.+	189,600	5,109,720
Krispy Kreme Doughnuts, Inc.+#	103,600	567,728
Michaels Stores, Inc.	227,500	7,254,975
Neiman Marcus Group, Inc., Class A#	81,900	5,913,180
PETsMART, Inc.	243,600	7,429,800
Pier 1 Imports, Inc.	144,100	2,629,825
Regis Corp.	74,400	2,931,360
Rent-A-Center, Inc.+	127,200	3,300,840
Ross Stores, Inc.#	247,500	6,930,000
Ruddick Corp.#	78,400	1,850,240
Saks, Inc.+#	233,900	3,552,941
Urban Outfitters, Inc.+#	135,800	5,647,922
Whole Foods Market, Inc.	104,500	10,744,690
Williams-Sonoma, Inc.+	195,600	6,785,364

		92,808,791

Savings & Loan - 1.17%

Astoria Financial Corp.	124,900	4,693,742
Independence Community Bank Corp.	142,000	5,653,020
New York Community Bancorp, Inc.#	444,800	8,166,528
Washington Federal, Inc.	145,310	3,451,113

		21,964,403

Schools - 1.14%

Career Education Corp.+#	172,000	5,873,800
Corinthian Colleges, Inc.+#	151,700	2,622,893
DeVry, Inc.+#	118,100	2,052,578
Education Management Corp.+	123,300	3,615,156
ITT Educational Services, Inc.+#	77,100	3,753,999
Laureate Education, Inc.+#	81,000	3,514,590

		21,433,016

Semiconductors - 2.65%

Atmel Corp.+#	800,900	2,522,835
Credence Systems Corp.+#	159,900	1,402,323
Cree, Inc.+#	123,900	2,914,128
Cypress Semiconductor Corp.+#	211,000	2,970,880
Fairchild Semiconductor International, Inc., Class A+	200,500	3,312,260
Integrated Circuit Systems, Inc.+	117,900	2,379,222
Integrated Device Technology, Inc.+	179,100	2,240,541
International Rectifier Corp.+#	112,000	4,928,000
Intersil Corp., Class A	252,500	4,257,150
Lam Research Corp.+	228,700	7,190,328
Lattice Semiconductor Corp.+	190,300	1,004,784
LTX Corp.+#	102,600	554,040
Micrel, Inc.+#	151,100	1,424,873
Microchip Technology, Inc.	346,200	9,506,652
Semtech Corp.+#	124,100	2,427,396
Triquint Semiconductor, Inc.+#	230,800	796,260

		49,831,672

Telecommunications - 0.97%

Adtran, Inc.	128,100	2,396,751
Harris Corp.	112,200	7,483,740
Plantronics, Inc.	81,200	2,958,928
Powerwave Technologies, Inc.+	175,200	1,200,120
RF Micro Devices, Inc.+#	314,300	1,728,650
UTStarcom, Inc.+#	191,700	2,463,345

		18,231,534

Textile - Products - 0.53%

Mohawk Industries, Inc.+	111,900	10,041,906

Tobacco - 0.11%

Universal Corp.#	42,800	2,148,560

Utilities - Communication - 0.54%

Cincinnati Bell, Inc.+#	411,500	1,810,600
Telephone and Data Systems, Inc.	96,300	8,426,250

		10,236,850

Utilities - Electric - 4.31%

Alliant Energy Corp.	193,800	5,184,150
Black Hills Corp.	54,500	1,727,650
DPL, Inc.	212,200	5,406,856
Duquesne Light Holdings, Inc.#	129,000	2,416,170
Energy East Corp.	246,500	6,339,980
Great Plains Energy, Inc.#	124,700	3,864,453
Idacorp, Inc.#	69,900	2,020,809
MDU Resources Group, Inc.	198,100	5,342,757
Northeast Utilities	215,400	4,021,518
NSTAR	89,300	4,956,150
OGE Energy Corp.	149,300	3,874,335
Pepco Holdings, Inc.	315,300	6,949,212
PNM Resources, Inc.#	101,400	2,660,736
Puget Energy, Inc.	167,200	3,832,224
SCANA Corp.#	188,500	7,170,540
Sierra Pacific Resources+#	197,000	1,966,060
Weststar Energy, Inc.	144,100	3,311,418
Wisconsin Energy Corp.	196,300	6,815,536
WPS Resources Corp.#	62,700	3,267,924

		81,128,478

Utilities - Gas, Distribution - 0.90%

AGL Resources, Inc.	125,700	4,351,734
National-Oilwell, Inc.+#	144,200	6,538,028
Vectren Corp.#	127,500	3,450,150
WGL Holdings, Inc.	81,600	2,505,120

		16,845,032

Utilities - Gas, Pipeline - 0.68%

Aquila, Inc.+#	405,500	1,447,635
National Fuel Gas Co.	138,500	3,922,320
Questar Corp.	141,400	7,497,028

		12,866,983

Water Services - 0.20%

Aqua America, Inc.#	156,500	3,846,770

Total Long-Term Investment Securities - 96.84%
(Cost $1,489,322,988)		1,822,317,729

SHORT-TERM INVESTMENT SECURITIES - 16.28%
Collective Investment Pool - 14.04%
Securities Lending Quality Trust (1)	$264,238,548	264,238,548

Commercial Paper - 1.59%

Illinois Tool Works, Inc.: 2.55% due 03/17/05 @	10,000,000	9,988,667
San Paolo Financial: 2.60% due 03/01/05 @	10,000,000	10,000,000
UBS Finance, Inc.: 2.59% due 03/01/05 @	10,000,000	10,000,000

		29,988,667

U.S. Government Agencies - 0.53%

Federal Home Loan Mtg. Corp. Disc. Notes: 2.78% due 06/30/05 @	10,000,000	9,907,905

United States Treasury Bills - 0.12%
United States Treasury Bills:
2.26% due 03/31/05 @	10,000	9,981
2.29% due 03/31/05 @	70,000	69,868
2.31% due 03/10/05 @	85,000	84,952
2.32% due 03/10/05 @	55,000	54,969
2.33% due 03/10/05 @	25,000	24,986
2.34% due 03/10/05 @	40,000	39,977
2.35% due 03/10/05 @	30,000	29,983
2.45% due 03/24/05 @	1,900,000	1,897,062
2.45% due 04/14/05 @	15,000	14,956
2.46% due 03/24/05 @	25,000	24,961
2.49% due 03/24/05 @	30,000	29,953
2.82% due 04/14/05 @	30,000	29,912

		2,311,560

Total Short–Term Investment Securities
(Cost $306,446,680)		306,446,680

REPURCHASE AGREEMENT - 0.73%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $13,768,937 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.55%, due 10/12/06 and having an approximate value of $14,185,483

(Cost $13,768,000)@	13,768,000	13,768,000

TOTAL INVESTMENTS
(Cost $1,809,537,668) (2)	113.85%	2,142,532,409
Liabilities in excess of other assets	(13.85)%	(260,699,468)

NET ASSETS	100.00%	$1,881,832,941

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures transactions.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2005	Unrealized Appreciation

169 Long	MID CAP Index	Mar 2005	$55,464,175	$56,399,525	$935,350

See Notes to Schedule of Investments

MID CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 98.57%
Advertising - 2.81%

Getty Images, Inc.+	2,940	$209,739
Lamar Advertising Co., Class A+	1,775	69,740

		279,479

Aerospace/Defense - 3.96%

DRS Technologies, Inc.+	2,400	99,144
Engineered Support Systems, Inc.	2,000	110,560
L-3 Communications Holdings, Inc.	700	50,470
Rockwell Collins, Inc.	650	29,932
United Defense Industries, Inc.	1,900	103,968

		394,074

Apparel & Products - 3.47%

Abercrombie and Fitch Co., Class A	500	26,850
American Eagle Outfitters, Inc.	500	27,065
Chicos FAS, Inc.+	4,280	126,046
Coach, Inc.+	880	48,866
Pacific Sunwear of California, Inc.+	1,600	41,216
Polo Ralph Lauren Corp., Class A	1,900	74,860

		344,903

Broadcasting - 0.47%

Univision Communications, Inc., Class A+	1,750	46,183

Building Materials - 1.06%

Fastenal Co.	400	23,384
Rinker Group, Ltd. Sponsored ADR	910	81,973

		105,357

Chemical - 4.02%

Georgia Gulf Corp.	700	36,967
Great Lakes Chemical Corp.	1,900	50,730
Lyondell Chemical Co.	1,900	64,315
Nova Chemicals Corp.	1,300	65,130
Olin Corp.	3,200	79,840
Potash Corp. of Saskatchewan, Inc.	300	26,646
Westlake Chemical Corp.	2,200	76,296

		399,924

Coal - 0.75%

Arch Coal, Inc.	600	26,754
Peabody Energy Corp.	495	48,065

		74,819

Commercial Services - 3.79%

Advance America Cash Advance Centers, Inc.	2,700	54,891
Alliance Data Systems Corp.+	1,200	47,340
Corporate Executive Board Co.	2,960	185,148
Interactive Data Corp.+	1,150	23,264
Iron Mountain, Inc.+	735	19,882
Moody’s Corp.	555	46,570

		377,095

Drugs - 1.25%

Caremark Rx, Inc.+	2,300	88,044
Endo Pharmaceuticals Holdings, Inc.+	1,600	36,048

		124,092

Electronics/Electrical Equipment - 3.58%

Dolby Laboratories, Inc., Class A+	1,600	36,928
Fisher Scientific International, Inc.+	1,420	86,123
Flir Systems, Inc.+	3,260	101,875
Harman International Industries, Inc.	255	28,603
NVIDIA Corp.+	2,700	78,273
PMC-Sierra, Inc.+	2,400	23,880

		355,682

Financial Services - 4.96%

Affiliated Managers Group, Inc.+	1,200	77,712
Ameritrade Holding Corp.+	8,600	91,418
Calamos Asset Management, Inc., Class A	3,865	109,611
Chicago Merchantile Exchange Holdings, Inc.	240	49,589
Investors Financial Services Corp.	1,000	50,120
Legg Mason, Inc.	950	76,608
optionsXpress Holdings, Inc.+	2,200	37,950

		493,008

Freight - 1.47%

CH Robinson Worldwide, Inc.	1,325	72,610
Expeditors International of Washington, Inc.	900	49,959
JB Hunt Transport Services, Inc.	500	23,595

		146,164

Healthcare - 5.77%

Cooper Cos., Inc.	2,170	178,699
Covance, Inc.+	2,600	113,646
Dade Behring Holdings, Inc.+	1,140	71,489
Kinetic Concepts, Inc.+	1,365	89,039
Patterson Cos., Inc.+	1,680	83,362
Universal Health Services, Inc., Class B	800	37,760

		573,995

Home Builders - 0.28%

NVR, Inc.+	35	27,729

Hospital Management - 1.64%

Beverly Enterprises, Inc.+	8,400	100,800
VCA Antech, Inc.+	3,115	62,549

		163,349

Hospital Supplies - 1.28%

ArthroCare Corp.+	3,100	89,342
CR Bard, Inc.	570	37,905

		127,247

Human Resources - 0.77%

Labor Ready, Inc.+	4,100	76,998

Information Processing - Hardware - 1.77%

Apple Computer, Inc.+	1,200	53,832
Avocent Corp.+	1,400	47,964
Juniper Networks, Inc.+	1,375	29,618
Network Appliance, Inc.+	1,500	45,015

		176,429

Information Processing - Services - 3.90%

Akamai Technologies, Inc.+	2,350	25,874
CACI International, Inc., Class A+	1,500	80,940
Cognizant Technology Solutions Corp., Class A+	1,160	54,787
Macromedia, Inc.+	1,400	47,446
Monster Worldwide, Inc.+	840	24,234
Shanda Interactive Entertainment, Ltd. Sponsored ADR+	1,480	44,740
SRA International, Inc., Class A+	1,000	60,830
VeriSign, Inc.+	1,800	49,356

		388,207

Information Processing - Software - 4.16%

Adobe Systems, Inc.	1,130	69,777
Autodesk, Inc.	1,140	33,881
ChoicePoint, Inc.+	1,595	64,278
Global Payments, Inc.	790	43,861
Mercury Interactive Corp.+	1,000	45,880
Pixar, Inc.+	285	25,488
Quest Software, Inc.+	3,300	44,781
Red Hat, Inc.+	3,025	34,667
Salesforce.com, Inc.+	3,175	50,990

		413,603

Insurance - 2.39%

AMERIGROUP Corp.+	1,500	59,790
Assurant, Inc.	1,158	39,835
Centene Corp.+	1,800	60,048
White Mountains Insurance Group, Ltd.	120	78,420

		238,093

Leisure & Tourism - 12.66%

Activision, Inc.+	1,850	40,441
Boyd Gaming Corp.	500	24,505
Brinker International, Inc.+	2,000	75,720
Cheesecake Factory, Inc., Class A+	1,175	39,985
Dreamworks Animation SKG, Inc., Class A+	710	25,794
Electronic Arts, Inc.+	590	38,049
Four Seasons Hotels, Inc.	340	24,439
GTECH Holdings Corp.	2,035	47,517
Harrah’s Entertainment, Inc.	1,500	98,385
International Game Technology	3,230	98,386
International Speedway Corp., Class B	470	25,051
MGM Mirage, Inc.+	1,700	126,089
P.F. Chang’s China Bistro, Inc.+	1,365	74,816
Penn National Gaming, Inc.+	1,255	75,752
Royal Caribbean Cruises, Ltd.	2,720	128,520
SCP Pool Corp.	1,650	56,166
Sonic Corp.+	1,175	39,586
Station Casinos, Inc.	2,300	140,162
Wynn Resorts, Ltd.+	1,110	79,443

		1,258,806

Machinery - 1.14%

Graco, Inc.	675	26,096
Pentair, Inc.	2,100	87,024

		113,120

Medical - Biomedical/Gene - 0.54%

Genzyme Corp.+	965	54,127

Medical Technology - 2.83%

Connetics Corp.+	2,200	54,450
Gen-Probe, Inc.+	1,625	82,729
Idexx Laboratories, Inc.+	430	23,843
Inamed Corp.+	1,190	81,134
Telik, Inc.+	2,100	39,648

		281,804

Mining - 0.91%

Cameco Corp.	1,975	90,080

Oil & Gas - 6.24%

Barrett Bill Corp.+	1,800	56,340
ENSCO International, Inc.	1,800	72,504
FMC Technologies, Inc.+	1,800	62,172
Noble Corp.+	1,100	62,777
Patterson-UTI Energy, Inc.	2,000	50,000
Quicksilver Resources, Inc.+	1,700	84,626
Transocean, Inc.+	500	24,240
Ultra Petroleum Corp.+	2,925	164,824
XTO Energy, Inc.	945	43,016

		620,499

Paper/Forest Products - 0.64%

Plum Creek Timber Co., Inc.	1,015	38,113
Sealed Air Corp.+	480	25,090

		63,203

Pollution Control - 0.73%

Stericycle, Inc.+	1,585	72,878

Real Estate - 2.44%

Brascan Corp., Class A	2,060	76,035
CB Richard Ellis Group, Inc., Class A+	2,000	72,160
Jones Lang LaSalle, Inc.+	1,600	68,752
St. Joe Co.	360	26,154

		243,101

Retail - 3.78%

Aaron Rents, Inc., Class B	2,400	49,104
Amazon.com, Inc.+	700	24,626
Express Scripts, Inc., Class A+	1,300	97,877
Kmart Holding Corp.+	520	50,685
Overstock.com, Inc.+	435	23,357
PETsMART, Inc.	1,835	55,968
Urban Outfitters, Inc.+	1,165	48,452
Whole Foods Market, Inc.	250	25,705

		375,774

Schools - 2.60%

Bright Horizons Family Solutions, Inc.+	200	13,776
Career Education Corp.+	1,405	47,981
Corinthian Colleges, Inc.+	3,500	60,515
ITT Educational Services, Inc.+	475	23,128
Laureate Education, Inc.+	1,075	46,644
Strayer Education, Inc.	630	66,635

		258,679

Semiconductors - 5.86%

Advanced Micro Devices, Inc.+	2,300	40,135
Broadcom Corp., Class A+	2,200	70,950
Cypress Semiconductor Corp.+	4,900	68,992
KLA-Tencor Corp.+	800	39,528
Lam Research Corp.+	800	25,152
Marvell Technology Group, Ltd.+	3,400	124,406
MEMC Electronic Materials, Inc.+	4,000	51,920
Microsemi Corp.+	3,500	56,910
Tessera Technologies, Inc.+	1,320	53,777
Xilinx, Inc.	1,700	51,340

		583,110

Telecommunications - 2.40%

Crown Castle International Corp.+	5,190	84,804
Harris Corp.	700	46,690
NII Holdings, Inc., Class B+	1,435	82,111
Tekelec+	1,500	25,470

		239,075

Textile - Products - 0.37%

Mohawk Industries, Inc.+	410	36,793

Therapeutics - 0.27%

Medarex, Inc.+	3,200	27,072

Utilities - Communication - 0.35%

NTL, Inc.+	540	35,041

Utilities - Gas, Distribution - 0.78%

National-Oilwell, Inc.+	1,700	77,078

Utilities - Gas, Pipeline - 0.48%

Questar Corp.	900	47,718

Total Long-Term Investment Securities - 98.57%
(Cost $9,681,456)		9,804,388

SHORT-TERM INVESTMENT SECURITIES - 1.66%

State Street Euro Dollar Time Deposit:
0.75% due 03/01/05
(Cost $165,000)	$165,000	165,000

TOTAL INVESTMENTS
(Cost $9,846,456) (1)	100.23%	9,969,388
Liabilities in excess of other assets	(0.23)%	(22,413)

NET ASSETS	100.00%	$9,946,975

ADR	American Depository Receipt
+	Non-income producing
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MONEY MARKET I FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
ASSET - BACKED COMMERCIAL PAPER - 56.15%

Amstel Funding Corp.:
2.55% due 03/24/05	$10,000,000	$9,983,708
Amsterdam Funding Corp.:
2.53% due 03/08/05	5,000,000	4,997,540
2.53% due 03/17/05	5,000,000	4,994,389
Apreco, Inc.
2.53% due 03/16/05	10,000,000	9,989,458
2.69% due 04/26/05	5,000,000	4,979,078
Barton Capital Corp.
2.52% due 03/03/05	5,000,000	4,999,300
2.52% due 03/04/05	5,000,000	4,998,950
Cafco, LLC:
2.59% due 04/05/05	5,000,000	4,987,410
Chariot Funding, LLC:
2.53% due 03/10/05	5,000,000	4,996,837
2.59% due 03/28/05	5,000,000	4,990,288
Charta Corp.:
2.41% due 03/01/05	5,000,000	5,000,000
2.50% due 03/08/05	5,000,000	4,997,570
CRC Funding, LLC:
2.69% due 05/12/05	10,000,000	9,946,200
CXC, Inc.:
2.52% due 03/09/05	5,000,000	4,997,200
Delaware Funding Corp.
2.53% due 03/14/05	5,000,000	4,995,432
2.53% due 03/18/05	5,000,000	4,994,026
Edison Asset Securitization, LLC
2.52% due 03/10/05	5,000,000	4,996,850
2.53% due 03/18/05	5,000,000	4,994,026
Falcon Asset Securitization:
2.52% due 03/09/05	5,000,000	4,997,200
2.52% due 03/10/05	5,000,000	4,996,850
Galaxy Funding, Inc.:
2.69% due 04/19/05	9,000,000	8,967,048
2.76% due 05/18/05	5,000,000	4,970,100
Giro Funding United States Corp.:
2.53% due 03/01/05	5,000,000	5,000,000
2.53% due 03/21/05	5,000,000	4,992,972
2.60% due 04/15/05	5,000,000	4,983,750
Govco, Inc.:
2.40% due 03/01/05	5,000,000	5,000,000
2.52% due 03/22/05	5,000,000	4,992,650
2.75% due 05/17/05	5,000,000	4,970,590
Greyhawk Fund Corp.:
2.53% due 03/14/05	5,000,000	4,995,432
2.53% due 03/17/05	5,000,000	4,994,378
Preferred Receivables Funding Corp.:
2.53% due 03/18/05	5,000,000	4,994,026
Sheffield Receivables Corp.
2.30% due 03/02/05	5,000,000	4,999,681
2.53% due 03/11/05	5,000,000	4,996,486
2.55% due 03/24/05	5,000,000	4,991,854
Surrey Funding Corp.
2.60% due 04/04/05	5,000,000	4,987,722
2.75% due 05/17/05	5,000,000	4,970,591
Sydney Capital, Inc.:
2.54% due 03/21/05	5,000,000	4,992,944
2.60% due 04/01/05	5,000,000	4,988,806
Tulip Funding Corp.:
2.53% due 03/14/05	5,000,000	4,995,432
White Pine Finance, LLC:
2.55% due 03/15/05 *(1)	5,000,000	4,999,595
2.56% due 03/15/05 *(1)	5,000,000	5,000,000
Windmill Funding Corp.
2.52% due 03/10/05	5,000,000	4,996,850
2.53% due 03/18/05	5,000,000	4,994,026

Total Asset - Backed Commercial Paper
(Cost $233,607,245)		233,607,245

COMMERCIAL PAPER - 23.30%
Bear Stearns Cos., Inc.:
2.53% due 03/18/05	5,000,000	4,994,026
Beta Finance, Inc.:
2.54% due 03/15/05 *(1)	5,000,000	5,000,000
BNP Paribas SA:
2.73% due 05/16/05	5,000,000	5,000,105
Citigroup Global Markets Holdings, Inc.:
2.50% due 03/07/05	5,000,000	4,997,917
2.53% due 03/23/05	5,000,000	4,992,269
Dexia Credit Local SA:
2.52% due 03/08/05	5,000,000	5,000,000
First Horizon National Corp.:
2.52% due 03/07/05	5,000,000	5,000,000
2.53% due 03/21/05	5,000,000	5,000,000
Fortis Bank:
2.52% due 03/04/05	5,000,000	5,000,002
General Electric Capital Corp.:
2.59% due 04/05/05	5,000,000	4,987,410
2.75% due 05/18/05	10,000,000	9,940,417
Goldman Sachs Group, Inc.:
2.62% due 03/01/05	7,000,000	7,000,000
Sedna Finance, Inc.:
2.56% due 03/15/05 *(1)	5,000,000	5,000,000
Sigma Finance, Inc.:
2.55% due 03/21/05 *(1)	5,000,000	4,999,929
2.57% due 03/29/05 *(1)	5,000,000	4,999,384
Wells Fargo & Co.:
2.50% due 03/04/05	5,000,000	5,000,000
2.51% due 03/07/05	10,000,000	10,000,000

Total Commercial Paper
(Cost $96,911,459)		96,911,459

U.S. GOVERNMENT AGENCIES - 15.85%

Federal Home Loan Bank:
1.26% due 04/08/05	5,000,000	5,000,000
1.27% due 03/15/05	5,000,000	4,998,208
1.30% due 04/11/05	5,000,000	5,000,000
1.40% due 04/01/05	5,000,000	5,000,000
1.46% due 03/01/05	5,000,000	5,000,000
2.57% due 03/25/05 (1)	6,000,000	5,999,967
2.59% due 04/19/05	10,000,000	9,965,224
Federal National Mtg. Assoc.:
1.34% due 03/04/05	5,000,000	5,000,000
1.50% due 05/09/05	5,000,000	5,000,000

2.55% due 03/01/05 (1)	5,000,000	4,999,799
2.56% due 04/13/05	10,000,000	9,969,840

Total U.S. Government Agencies
(Cost $65,933,038)		65,933,038

REPURCHASE AGREEMENTS - 5.20%

State Street Bank & Trust Co., Joint Repurchase Agreement (2)	1,655,000	1,655,000

UBS Warburg, LLC, Joint Repurchase Agreement(2)	20,000,000	20,000,000

Total Repurchase Agreements
(Cost $21,655,000)		21,655,000

TOTAL INVESTMENTS
(Cost $418,106,742)(3)	100.50%	418,106,742
Liabilities in excess of other assets	(0.50)%	(2,095,657)

NET ASSETS	100.00%	$416,011,085

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At February 28, 2005, the aggregate value of these securities was $29,998,908 representing 7.21% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2005.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of February 28, 2005:

Asset Backed/Securities	20.15%
Asset Backed/Receivables	19.20%
Asset Backed/Multi-Asset	16.80%
U.S. Government Agencies	15.85%
Finance	10.09%
Diversified Financial Services	8.40%
Domestic Bank	3.61%
Foreign Bank	2.40%
Regional Bank	2.40%
Investment Bank/Brokerage	1.20%
Commercial Banks	0.40%

100.50%

See Notes to Schedule of Investments

NASDAQ 100 INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 96.22%

Advertising - 0.26%

Lamar Advertising Co., Class A+	5,980	$234,954

Broadcasting - 4.58%

Comcast Corp., Class A+	66,940	2,178,897
EchoStar Communications Corp., Class A	15,690	466,777
Liberty Media International, Inc.+	12,430	537,349
Sirius Satellite Radio, Inc.+#	96,200	535,834
XM Satellite Radio Holdings, Inc., Class A+#	14,850	489,456

		4,208,313

Building Materials - 0.32%

Fastenal Co.	5,100	298,146

Chemical - 0.57%

Invitrogen Corp.+	3,390	237,164
Sigma-Aldrich Corp.	4,660	287,103

		524,267

Commercial Services - 1.95%

CDW Corp.	6,080	349,418
Cintas Corp.	14,490	634,372
Paychex, Inc.	25,240	805,913

		1,789,703

Drugs - 1.06%

Teva Pharmaceutical Industries, Ltd. Sponsored ADR#	32,350	974,058

Electronics/Electrical Equipment - 2.37%

American Power Conversion Corp.	13,520	297,710
Comverse Technology, Inc.+	14,430	334,920
Flextronics International, Ltd.+	42,690	569,911
Garmin, Ltd.#	7,060	361,825
JDS Uniphase Corp.+	115,340	219,146
Molex, Inc.	6,950	174,654
Sanmina-SCI Corp.+	39,130	217,172

		2,175,338

Freight - 0.80%

CH Robinson Worldwide, Inc.	5,930	324,964
Expeditors International of Washington, Inc.	7,360	408,554

		733,518

Healthcare - 1.13%

Dentsply International, Inc.	5,450	299,586
Lincare Holdings, Inc.+	6,810	276,350
Patterson Cos., Inc.+#	9,250	458,985

		1,034,921

Heavy Duty Trucks/Parts - 1.12%

PACCAR, Inc.	13,700	1,031,062

Information Processing - Hardware - 8.89%

Apple Computer, Inc.+	78,880	3,538,557
Dell, Inc.+	64,280	2,576,985
Juniper Networks, Inc.+#	24,850	535,269
Network Appliance, Inc.+	26,390	791,964
Sandisk Corp.+	10,510	282,509
Sun Microsystems, Inc.+	102,900	434,238

		8,159,522

Information Processing - Services - 9.66%

Check Point Software Technologies, Ltd.+	17,890	395,906
Cognizant Technology Solutions Corp., Class A+	9,120	430,738
eBay, Inc.+	69,560	2,979,950
Fiserv, Inc.+	17,210	652,947
IAC/InterActive Corp.+	50,430	1,134,675
Symantec Corp.+	51,730	1,138,577
Synopsys, Inc.+	9,560	173,036
VeriSign, Inc.+	16,890	463,124
Yahoo!, Inc.+	46,490	1,500,232

		8,869,185

Information Processing - Software - 14.25%

Adobe Systems, Inc.	16,450	1,015,787
Autodesk, Inc.	16,940	503,457
BEA Systems, Inc.+	26,370	218,871
Citrix Systems, Inc.+	14,160	318,600
Intuit, Inc.+	16,580	709,624
Mercury Interactive Corp.+	6,320	289,962
Microsoft Corp.@	263,010	6,622,592
Oracle Corp.+	150,410	1,941,793
Pixar, Inc.+#	4,090	365,769
Siebel Systems, Inc.+	41,870	357,151
VERITAS Software Corp.+	30,350	735,077

		13,078,683

Leisure & Tourism - 4.30%

Electronic Arts, Inc.+	21,650	1,396,208
Starbucks Corp.+	38,860	2,013,337
Wynn Resorts, Ltd.+#	7,520	538,206

		3,947,751

Medical - Biomedical/Gene - 5.92%

Amgen, Inc.+@	41,640	2,565,440
Biogen Idec, Inc.+	25,500	985,575
Genzyme Corp.+	21,940	1,230,615
MedImmune, Inc.+	18,720	450,778
Millennium Pharmaceuticals, Inc.+	23,600	202,960

		5,435,368

Medical Technology - 1.81%

Biomet, Inc.	23,980	1,012,436
Chiron Corp.+#	18,380	653,960

		1,666,396

Paper/Forest Products - 0.32%

Smurfit-Stone Container Corp.+	17,520	291,358

Retail - 6.08%

Amazon.com, Inc.+	19,060	670,531
Bed Bath & Beyond, Inc.+	28,470	1,068,195
Costco Wholesale Corp.	17,380	809,734
Dollar Tree Stores, Inc.+	7,650	206,168
Express Scripts, Inc., Class A+	4,770	359,133
Kmart Holding Corp.+#	7,020	684,239
PETsMART, Inc.	10,160	309,880
Ross Stores, Inc.	10,220	286,160
Staples, Inc.	23,520	741,350
Whole Foods Market, Inc.	4,310	443,154

		5,578,544

Schools - 1.33%

Apollo Group, Inc., Class A+	13,180	970,575
Career Education Corp.+	7,330	250,320

		1,220,895

Semiconductors - 13.95%

Altera Corp.+	36,830	763,854
Applied Materials, Inc.+	61,770	1,080,975
ATI Technologies, Inc.+#	17,240	302,390
Broadcom Corp., Class A+	17,340	559,215
Intel Corp.@	155,730	3,734,405
Intersil Corp., Class A	10,690	180,233
KLA-Tencor Corp.+	16,660	823,171
Lam Research Corp.+	9,900	311,256
Linear Technology Corp.	28,870	1,127,662
Marvell Technology Group, Ltd.+	18,120	663,011
Maxim Integrated Products, Inc.	32,060	1,379,221
Microchip Technology, Inc.	12,070	331,442
Novellus Systems, Inc.+	10,020	295,941
QLogic Corp.+	6,640	267,526
Xilinx, Inc.	32,500	981,500

		12,801,802

Telecommunications - 13.94%

Cisco Systems, Inc.+@	165,470	2,882,487
Level 3 Communications, Inc.+#	47,620	110,955
MCI, Inc.+#	24,350	553,963
Nextel Communications, Inc., Class A+	97,980	2,883,551
QUALCOMM, Inc.@	139,050	5,021,096
Research In Motion, Ltd.+	13,210	873,313
Telefonaktiebolaget LM Ericsson Sponsored ADR, Class B+#	11,600	339,996
Tellabs, Inc.+	18,590	131,803

		12,797,164

Therapeutics - 1.13%

Gilead Sciences, Inc.+	29,990	1,036,154

Utilities - Communication - 0.48%

NTL, Inc.+	6,730	436,710

Total Long-Term Investment Securities - 96.22%
(Cost $76,296,255)		88,323,812

SHORT-TERM INVESTMENT SECURITIES - 6.64%

Collective Investment Pool - 6.22%
Securities Lending Quality Trust (1)	$5,712,891	5,712,891

United States Treasury Bills - 0.42%
United States Treasury Bills:
2.45% due 03/24/2005@	140,000	139,783
2.46% due 03/24/2005@	250,000	249,614

		389,397

Total Short-Term Investment Securities
(Cost $6,102,288)		6,102,288

REPURCHASE AGREEMENT - 3.74%
Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $3,433,234 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.38%, due 1/23/06 and having an approximate value of $3,502,817 (Cost $3,433,000)@	3,433,000	3,433,000

TOTAL INVESTMENTS
(Cost $85,831,543) (2)	106.60%	97,859,100
Liabilities in excess of other asssets	(6.60)%	(6,063,048)

NET ASSETS	100.00%	$91,796,052

ADR	American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2005	Unrealized Depreciation

25 Long	NASDAQ 100 Index	March 2005	$4,078,750	$3,782,500	$(296,250)

See Notes to Schedule of Investments

SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 98.84%
Commercial Services - 3.64%

Accenture, Ltd., Class A+	846,000	$21,615,300
CDW Corp.	272,600	15,666,322
Paychex, Inc.	226,600	7,235,338

		44,516,960

Drugs - 0.50%

Cephalon, Inc.+#	66,400	3,258,248
Elan Corp., PLC Sponsored ADR+#	362,100	2,896,800

		6,155,048

Electronics/Electrical Equipment - 2.60%

Dolby Laboratories, Inc., Class A+	127,000	2,931,160
Flextronics International, Ltd.+#	1,001,800	13,374,030
Jabil Circuit, Inc.+	606,600	15,595,686

		31,900,876

Financial Services - 0.27%

Ameritrade Holding Corp.+#	306,400	3,257,032

Hospital Supplies - 0.32%

Medtronic, Inc.	75,700	3,945,484

Information Processing - Hardware - 10.71%

Dell, Inc.+	1,212,200	48,597,098
EMC Corp.+	2,193,900	27,774,774
International Business Machines Corp.	272,000	25,181,760
Juniper Networks, Inc.+	759,256	16,354,374
Lexmark International, Inc., Class A+	164,800	13,205,424

		131,113,430

Information Processing - Services - 14.37%

Cadence Design Systems, Inc.+#	1,687,600	23,255,128
Certegy, Inc.	301,900	10,756,697
eBay, Inc.+	408,700	17,508,708
First Data Corp.	485,500	19,915,210
Fiserv, Inc.+	332,200	12,603,668
Google, Inc.+	38,000	7,143,620
IAC/InterActive Corp.+#	603,000	13,567,500
McAfee, Inc.+	423,600	9,797,868
Symantec Corp.+	375,200	8,258,152
Synopsys, Inc.+	452,300	8,186,630
VeriSign, Inc.+	657,500	18,028,650
Yahoo!, Inc.+	834,000	26,913,180

		175,935,011

Information Processing - Software - 22.04%

Adobe Systems, Inc.	46,000	2,840,500
Citrix Systems, Inc.+	574,000	12,915,000
Cognos, Inc.+#	210,600	9,036,846
Informatica Corp.+#	529,600	4,114,992
Intuit, Inc.+	272,400	11,658,720
Mercury Interactive Corp.+#	757,800	34,767,864
Microsoft Corp.	3,269,000	82,313,420
Oracle Corp.+	2,962,300	38,243,293
Red Hat, Inc.+#	2,116,100	24,250,506
SAP AG(1)	90,300	14,650,559
SAP AG Sponsored ADR#	423,000	17,152,650
Siebel Systems, Inc.+	391,700	3,341,201
VERITAS Software Corp.+	604,300	14,636,146

		269,921,697

Leisure & Tourism - 0.60%

International Game Technology	241,800	7,365,228

Medical - Biomedical/Gene - 0.48%

MedImmune, Inc.+	242,500	5,839,400

Medical Technology - 0.24%

Boston Scientific Corp.+	91,400	2,985,124

Multimedia - 1.88%

Time Warner, Inc.+	847,300	14,598,979
Viacom, Inc., Class B	241,400	8,424,860

		23,023,839

Semiconductors - 26.28%

Altera Corp.+	610,100	12,653,474
Analog Devices, Inc.	831,900	30,547,368
Applied Materials, Inc.+	912,600	15,970,500
ASML Holding NV+#	301,300	5,519,816
Broadcom Corp., Class A+	195,200	6,295,200
Intel Corp.	2,134,900	51,194,902
Intersil Corp., Class A#	753,800	12,709,068
KLA-Tencor Corp.+#	361,500	17,861,715
Linear Technology Corp.	239,800	9,366,588
Marvell Technology Group, Ltd.+	181,500	6,641,085
Maxim Integrated Products, Inc.	803,900	34,583,778
Microchip Technology, Inc.#	759,100	20,844,886
National Semiconductor Corp.#	374,600	7,473,270
Novellus Systems, Inc.+	648,700	19,159,354
QLogic Corp.+	151,900	6,120,051
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR#	1,326,000	12,093,120
Texas Instruments, Inc.	865,800	22,917,726
Xilinx, Inc.	987,200	29,813,440

		321,765,341

Telecommunications - 14.40%

Cisco Systems, Inc.+	3,813,900	66,438,138
Corning, Inc.+	1,964,700	22,535,109
Crown Castle International Corp.+	365,100	5,965,734
Lucent Technologies, Inc.+#	1,228,500	3,771,495
Nextel Communications, Inc., Class A+	226,400	6,662,952
Nokia OYJ Sponsored ADR	906,300	14,627,682
Nortel Networks Corp.+	2,397,600	6,425,568
QUALCOMM, Inc.	726,200	26,223,082
Research In Motion, Ltd.+	136,000	8,990,960
STMicroelectronics NV (NY)#	451,900	8,039,301
TELUS Corp.+	54,000	1,670,261
TELUS Corp. (Non-voting shares)#	169,200	5,045,544

		176,395,826

Therapeutics - 0.51%

Gilead Sciences, Inc.+	181,900	6,284,645

Total Long-Term Investment Securities - 98.84%
(Cost $1,133,972,116)		1,210,404,941

SHORT-TERM INVESTMENT SECURITIES - 8.15%
Collective Investment Pool - 7.31%

Securities Lending Quality Trust (3)	$89,535,754	89,535,754

Registered Investment Companies - 0.84%

T. Rowe Price Reserve Investment Fund	10,284,341	10,284,341

Total Short-Term Investment Securities
(Cost $99,820,095)		99,820,095

TOTAL INVESTMENTS
(Cost $1,233,792,211) (2)	106.99%	1,310,225,036

Liabilities in excess of other assets	(6.99)%	(85,645,485)

NET ASSETS	100.00%	$1,224,579,551

ADR	American Depositing Receipt
+	Non-income producing
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 28, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The security is purchased with the cash collateral received from securities loaned.

See Notes to Schedule of Investments

SMALL CAP FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.05%
Advertising - 0.79%

Catalina Marketing Corp.#	65,464	$1,764,255
Getty Images, Inc.+	8,500	606,390
Grey Global Group, Inc.#	587	663,768
R.H. Donnelley Corp.+	33,002	2,013,122

		5,047,535

Aerospace/Defense - 1.17%

Armor Holdings, Inc.+	63,400	2,530,928
DRS Technologies, Inc.+	27,800	1,148,418
Innovative Solutions and Support, Inc.+#	14,100	421,308
MTC Technologies, Inc.+#	2,600	83,174
Orbital Sciences Corp., Class A+	108,900	1,140,183
United Defense Industries, Inc.	40,135	2,196,187

		7,520,198

Airlines - 0.49%

ExpressJet Holdings, Inc.+	90,900	1,018,080
Frontier Airlines, Inc.+#	45,515	384,602
Mesa Air Group, Inc.+#	11,777	87,857
Midwest Express Holdings, Inc.+#	44,200	112,710
SkyWest, Inc.	89,190	1,522,473

		3,125,722

Apparel & Products - 2.08%

Aeropostale, Inc.+	51,100	1,630,090
AnnTaylor Stores Corp.+	84,650	1,875,844
Charming Shoppes, Inc.+	143,199	1,104,064
Christopher & Banks Corp.#	43,900	723,033
Deckers Outdoor Corp.+#	15,049	617,159
Finish Line, Inc., Class A	14,900	304,854
Gymboree Corp.+	51,700	619,883
Hartmarx Corp.+	28,499	237,112
Hot Topic, Inc.+#	45,600	974,016
J. Jill Group, Inc.+#	43,000	621,350
K-Swiss, Inc., Class A	13,357	414,067
Oakley, Inc.	61,300	823,872
Stage Stores, Inc.+	56,546	2,180,414
Stein Mart, Inc.+	10,806	224,873
Unifi, Inc.+	39,800	166,762
Warnaco Group, Inc.+	11,000	263,120
Wolverine World Wide, Inc.	26,741	594,987

		13,375,500

Appliances/Furnishings - 0.83%

CompX International, Inc., Class A#	4,501	75,077
Ethan Allen Interiors, Inc.	13,500	474,390
Furniture Brands International, Inc.	42,900	996,567
Griffon Corp.+	32,200	740,600
Herman Miller, Inc.	67,800	1,964,844
Stanley Furniture Co., Inc.	5,329	249,770
Tempur - Pedic International, Inc.+	44,900	859,835

		5,361,083

Automotive - 1.43%

Aftermarket Technology Corp.+	11,924	173,017
AO Smith Corp.	71,900	1,889,532
Dura Automotive Systems, Inc.+#	23,601	171,107
Goodyear Tire & Rubber Co.+	77,500	1,120,650
Keystone Automotive Industries, Inc.+	27,800	634,674
Lithia Motors, Inc., Class A	18,800	493,876
Monro Muffler Brake, Inc.+	31,100	833,791
Strattec Security Corp.+#	12,200	679,174
Tenneco Automotive, Inc.+	115,973	1,761,630
Thor Industries, Inc.	10,100	359,560
United Auto Group, Inc.	38,600	1,076,168

		9,193,179

Banks - 6.08%

BancFirst Corp.	1,400	98,686
Bank of Hawaii Corp.	38,330	1,744,782
BOK Financial Corp.+	5,519	223,906
Boston Private Financial Holdings, Inc.#	23,700	639,900
Capital Crossing Bank+#	19,258	589,295
Center Financial Corp.#	14,607	325,736
Central Pacific Financial Corp.	36,900	1,321,020
Citizens Banking Corp.#	60,800	1,874,464
City Holding Co.	30,149	938,538
City National Corp.	22,205	1,519,932
Columbia Banking System, Inc.	2,434	57,929
Commercial Federal Corp.	40,300	1,101,399
Community Bancorp.+#	2,700	73,116
Community Trust Bancorp, Inc.	1,874	55,883
Corus Bankshares, Inc.	40,402	1,997,879
First American Corp., Class A	9,659	353,036
First Bancorp Puerto Rico	34,486	1,622,911
First Citizens BancShares, Inc., Class A	2,024	299,127
First Community Bancorp	14,400	621,936
First Financial Bancorp	28,800	522,144
First Republic Bank	22,550	1,197,405
Fremont General Corp.	98,985	2,488,483
Glacier Bancorp, Inc.	23,112	731,726
International Bancshares Corp.	5,430	198,032
Mid-State Bancshares	22,462	594,569
Oriental Financial Group, Inc.#	7,599	203,121
Pacific Capital Bancorp	60,877	1,707,600
Pinnacle Financial Partners, Inc.+#	2,000	43,500
Provident Bankshares Corp.	38,800	1,296,308
R&G Financial Corp., Class B	76,789	2,788,976
Republic Bancorp, Inc.	91,674	1,333,857
Sandy Spring Bancorp, Inc.#	31,200	1,023,672
Santander BanCorp	12,773	401,328
Signature Bank+#	4,400	130,152
Silicon Valley Bancshares+	9,400	411,908

Southwest Bancorp of Texas, Inc.	92,400	1,760,220
Southwest Bancorp, Inc.	1,496	29,097
Sterling Bancshares, Inc.	33,000	481,470
Texas Capital Bancshares, Inc.+#	45,200	1,071,240
Trustmark Corp.	22,700	624,704
Valley National Bancorp	62,897	1,634,693
WesBanco, Inc.	20,711	556,919
Westamerica Bancorp.	44,800	2,333,632

		39,024,231

Broadcasting - 0.54%

4Kids Entertainment, Inc.+#	38,940	760,887
Emmis Communications Corp., Class A+	28,800	538,560
Entercom Communications Corp.+	19,600	674,632
Liberty Corp.	5,700	249,375
Lodgenet Entertainment Corp.+	45,432	801,875
Saga Communications, Inc., Class A+	16,000	256,480
Young Broadcasting, Inc., Class A+#	22,500	201,150

		3,482,959

Building Materials - 1.86%

Genlyte Group, Inc.+	139	12,485
Interline Brands, Inc.+	22,700	422,220
Lennox International, Inc.	8,218	177,673
Matthews International Corp., Class A	51,100	1,777,258
Perini Corp.+	38,967	621,913
Texas Industries, Inc.	52,134	3,477,338
Trex Co., Inc.+#	21,300	969,363
USG Corp.+#	106,810	3,374,128
Watsco, Inc.	29,546	1,127,476

		11,959,854

Chemical - 2.81%

Airgas, Inc.	120,100	3,014,510
Arch Chemicals, Inc.	52,100	1,489,018
Cabot Microelectronics Corp.+#	22,000	714,780
Ferro Corp.	77,100	1,508,847
FMC Corp.+	13,400	661,424
Georgia Gulf Corp.	49,569	2,617,739
Hexcel Corp.+	71,937	1,196,312
MacDermid, Inc.	13,900	467,040
Minerals Technologies, Inc.	39,600	2,480,940
Mosaic Co.+	92,000	1,514,320
Newmarket Corp.+	13,667	259,810
Octel Corp.	32,372	630,283
Sensient Technologies Corp.	29,200	637,728
Symyx Technologies, Inc.+	31,800	886,902

		18,079,653

Commercial Services - 2.96%

ACE Cash Express, Inc.+#	29,659	750,373
Administaff, Inc.	94,708	1,269,087
Baker (Michael) Corp.+	3,567	80,792
Blount International, Inc.+	11,547	197,800
Central Parking Corp.#	65,800	911,988
Corrections Corp. of America+	17,300	651,172
DiamondCluster International, Inc., Class A+	83,900	1,437,207
Electro Rent Corp.+	30,000	417,300
First Advantage Corp., Class A+	14,200	266,818
Geo Group, Inc.+	20,251	581,406
Greif Brothers Corp., Class A	3,366	217,444
Healthcare Services Group, Inc.	16,800	386,232
Intersections, Inc.+	37,300	493,852
Iron Mountain, Inc.+	72,975	1,973,974
LECG Corp.+	42,800	772,540
Maximus, Inc.	41,800	1,415,348
Pacer International, Inc.+	25,800	656,610
Plexus Corp.+	82,500	874,500
Ritchie Brothers Auctioneers, Inc.	3,100	96,069
Silgan Holdings, Inc.	18,839	1,252,417
Sotheby’s Holdings, Inc., Class A+	61,000	1,087,020
Stamps.com, Inc.+	29,100	531,628
Startek, Inc.	26,300	474,715
TeleTech Holdings, Inc.+	131,300	1,503,385
Vertrue, Inc.+#	18,316	712,309

		19,011,986

Consumer Service - 0.18%

Advanta Corp., Class B	46,614	1,128,991

Containers - Metal/Glass - 0.19%

AptarGroup, Inc.	24,200	1,249,204

Drugs - 2.00%

Able Laboratories, Inc.+#	10,200	221,646
Alkermes, Inc.+#	37,300	435,664
Alpharma, Inc., Class A	5,922	78,465
Array Biopharma, Inc.+	65,100	548,142
Bradley Pharmaceuticals, Inc., Class A+	28,100	273,975
Cephalon, Inc.+#	39,531	1,939,786
CNS, Inc.#	5,315	90,249
Cubist Pharmaceuticals, Inc.+	30,400	313,120
Dynavax Technologies Corp.+#	19,500	118,755
Eon Labs, Inc.+#	17,700	537,372
First Horizon Pharmaceutical Corp.+#	104,323	1,715,070
KOS Pharmaceuticals, Inc.+#	88,328	2,936,023
Mannatech, Inc.	41,300	1,020,110
Natures Sunshine Products, Inc.	1,995	38,443
Nutraceutical International Corp.+#	23,391	377,063
Perrigo Co.	49,775	874,547
Pharmion Corp.+	24,600	831,480
Rigel Pharmaceuticals, Inc.+#	12,900	240,456
USANA Health Sciences, Inc.+#	6,358	283,058

		12,873,424

Electronic Instruments - 0.01%

LoJack Corp.+	3,245	41,925

Electronics/Electrical Equipment - 5.16%

American Science & Engineering, Inc.+#	17,060	761,558
American Superconductor Corp.+#	12,100	129,228
Ametek, Inc.	3,673	140,823
Amphenol Corp., Class A+	2,051	81,835
Analogic Corp.	18,700	802,978
Arrow Electronics, Inc.+	47,503	1,277,831
Artesyn Technologies, Inc.+#	54,200	561,512
Avnet, Inc.+	22,463	435,782
Bel Fuse, Inc., Class B#	6,093	188,761
Belden CDT, Inc.	79,200	1,902,384
Cogent, Inc.+#	10,300	250,908
Coherent, Inc.+	4,199	127,440
Commscope, Inc.+#	203,922	3,087,379
Cyberoptics Corp.+	7,702	105,132
Cymer, Inc.+#	49,000	1,416,345
Digital Theater Systems, Inc.+#	22,800	420,888
Dionex Corp.+	8,000	460,480
DSP Group, Inc.+	53,500	1,346,862
Energy Conversion Devices, Inc.+#	6,985	142,284
ESCO Technologies, Inc.+	9,503	768,127
FEI Co.+#	3,800	94,050
Gerber Scientific, Inc.+	26,668	170,942
Global Imaging Systems, Inc.+	62,792	2,231,628
Kemet Corp.+#	69,800	570,266
Lecroy Corp.+	2,133	50,552
Littelfuse, Inc.+	82,309	2,676,689
Magma Design Automation, Inc.+#	26,500	348,475
Methode Electronics, Inc., Class A	52,800	590,832
Mettler-Toledo International, Inc.+	14,349	753,323
Newport Corp.+	27,700	390,293
Orbotech, Ltd.	11,800	269,630
Park Electrochemical Corp.	62,600	1,245,740
Paxar Corp.+	17,700	414,711
Rayovac Corp.+	19,500	838,500
Silicon Image, Inc.+	81,500	938,880
Silicon Laboratories, Inc.+#	28,800	1,010,880
Stoneridge, Inc.+	25,849	311,997
Thomas & Betts Corp.+	29,100	904,428
Thomas Industries, Inc.	26,600	1,066,128
Wesco International, Inc.+	57,521	2,066,730
Wilson Greatbatch Technologies, Inc.+	20,100	352,353
Woodhead Industries, Inc.	81,900	1,143,324
Woodward Governor Co.	4,000	292,760

		33,141,648

Fertilizers - 0.37%

Terra Industries, Inc.+#	286,623	2,344,576

Finance Companies - 0.52%

Chittenden Corp.#	82,750	2,199,495
Westcorp	20,248	916,222
WFS Financial, Inc.+	4,128	207,680

		3,323,397

Financial Services - 1.71%

Affiliated Managers Group, Inc.+#	23,400	1,515,384
American Financial Group, Inc.	54,026	1,647,253
Coinstar, Inc.+	24,800	580,568
CompuCredit Corp.+	49,444	1,479,364
Investment Technology Group, Inc.+	68,600	1,293,110
Investors Financial Services Corp.#	29,200	1,463,504
National Financial Partners Corp.	15,100	596,450
PDI, Inc.+	22,531	450,845
Piper Jaffray Cos.+#	42,500	1,680,875
Resource America, Inc.	215	8,493
SWS Group, Inc.#	14,990	270,719

		10,986,565

Foods - 1.41%

American Italian Pasta Co., Class A#	18,800	507,600
Arden Group, Inc.	2,100	199,479
Chiquita Brands International, Inc.	60,500	1,380,610
Flowers Foods, Inc.	39,800	1,194,000
M & F Worldwide Corp.+#	20,760	286,488
Performance Food Group Co.+	52,400	1,422,136
Pilgrims Pride Corp.	61,921	2,351,760
Provide Commerce, Inc.+#	4,934	141,482
Seabord Corp.	712	761,840
Seneca Foods Corp., Class A+	12,500	209,375
Seneca Foods Corp., Class B+	25,000	445,250
Wild Oats Markets, Inc.+#	27,600	178,020

		9,078,040

Freight - 2.31%

Arkansas Best Corp.	18,591	803,503
EGL, Inc.+#	69,220	2,197,735
Forward Air Corp.+	7,518	332,897
Heartland Express, Inc.	47,022	969,123
Kirby Corp.+	8,779	388,471
Knight Transportation, Inc.#	74,526	1,968,232
Landstar System, Inc.+	21,748	762,920
Offshore Logistics, Inc.+	8,321	273,844
Overnite Corp.	63,100	2,143,507
Overseas Shipholding Group, Inc.	21,800	1,419,616
Ryder System, Inc.	12,200	518,012
Swift Transportation Co., Inc.+	66,600	1,579,752
USF Corp.	9,842	470,448
Yellow Roadway Corp.+#	17,530	1,012,357

		14,840,417

Gas & Pipeline Utilities - 0.24%

Atmos Energy Corp.	56,300	1,552,191

Hardware & Tools - 0.19%

Penn Engineering & Manufacturing Corp.	6,642	121,217
Stanley Works	23,733	1,097,651

		1,218,868

Healthcare - 3.08%

Accredo Health, Inc.+	50,400	2,148,048
Alliance Imaging, Inc.+#	43,293	490,077
Apria Healthcare Group, Inc.+	13,400	434,964
Bausch & Lomb, Inc.	8,540	604,547
Dade Behring Holdings, Inc.+	26,235	1,645,197
Edwards Lifesciences Corp.+	30,280	1,302,343
Genesis HealthCare Corp.+	6,756	278,212
Gentiva Health Services, Inc.+	60,500	1,018,820
Intuitive Surgical, Inc.+	13,900	655,385
Kindred Healthcare, Inc.+	755	24,688
LabOne, Inc.+	12,100	435,600
Magellan Health Services, Inc.+#	52,261	1,786,281
Molina Healthcare, Inc.+	898	40,326
Odyssey Healthcare, Inc.+	18,600	209,250
Res-Care, Inc.+	15,508	212,305
ResMed, Inc.+#	51,200	3,018,240
Respironics, Inc.+	2,214	127,858
Sola International, Inc.+	45,804	1,274,267
Steris Corp.+	41,800	1,034,550
Symbion, Inc.+	31,200	668,928
United Surgical Partners International, Inc.+#	47,000	1,929,820
VistaCare, Inc., Class A+	1,200	20,796
Vital Signs, Inc.	10,836	445,143

		19,805,645

Heavy Duty Trucks/Parts - 0.32%

Cascade Corp.	13,200	473,880
Titan International, Inc.#	13,414	194,369
TRW Automotive Holdings Corp.+	67,990	1,374,078

		2,042,327

Home Builders - 0.98%

Beazer Homes USA, Inc.	6,076	1,044,586
MDC Holdings, Inc.	995	79,222
Meritage Corp.+	7,542	552,300
NVR, Inc.+	5,023	3,979,472
WCI Communities, Inc+	18,000	624,600

		6,280,180

Hospital Management - 0.22%

LifePoint Hospitals, Inc.+#	35,800	1,433,790

Hospital Supplies - 1.03%

Advanced Neuromodulation Systems, Inc.+#	44,500	1,312,750
Conmed Corp.+	32,220	954,034
Henry Schein, Inc.+	27,400	1,982,116
NuVasive, Inc.+	18,000	231,120
Owens & Minor, Inc.	66,867	1,866,258
Techne Corp.+	7,695	262,323

		6,608,601

Household Products - 1.19%

Chattem, Inc.+	48,945	1,791,387
CSS Industries, Inc.	8,900	293,344
Jarden Corp.+#	36,600	1,592,466
John H. Harland Co.	71,936	2,640,051
Tupperware Corp.	65,100	1,333,899

		7,651,147

Human Resources - 0.88%

Heidrick & Struggles International, Inc.+#	30,856	1,053,424
Kforce, Inc.+	57,200	652,080
Labor Ready, Inc.+	68,500	1,286,430
MPS Group, Inc.+	103,600	1,112,664
Resources Connection, Inc.+#	31,100	1,547,536

		5,652,134

Information Processing - Hardware - 1.33%

AMX Corp.+#	22,538	505,077
Electronics Boutique Holdings Corp.+#	46,380	1,754,555
Gateway, Inc.+#	216,700	1,018,490
Hutchinson Technology, Inc.+	38,700	1,263,942
Ingram Micro, Inc., Class A+	105,846	1,896,760
Mercury Computer Systems, Inc.+	21,300	626,859
Storage Technology Corp.+	1,242	39,496
Synaptics, Inc.+	21,100	504,079
Tech Data Corp.+	22,067	904,526

		8,513,784

Information Processing - Services - 4.72%

3D Systems Corp.+	1,200	24,348
ActivCard Corp.+	167,400	1,078,056
Agilysys, Inc.#	148,192	2,794,901
Anixter International, Inc.+	14,400	540,576
Ansoft Corp.+#	4,876	127,751
Arbinet Holdings, Inc.+	2,300	56,120
BISYS Group, Inc.+	45,600	675,792
Black Box Corp.	25,700	1,001,015
CACI International, Inc., Class A+	28,000	1,510,880
Catapult Communications Corp.+	13,100	314,400
Ciber, Inc.+	130,300	975,947

Digital Insight Corp.+	95,800	1,537,590
Doubleclick, Inc.+	110,800	863,132
Earthlink, Inc.+	363,714	3,175,223
Factset Research Systems, Inc.#	53,700	1,771,563
FileNET Corp.+#	63,700	1,491,854
Infospace, Inc.+	9,400	389,724
Intergraph Corp.+	50,100	1,491,477
Internet Security Systems, Inc.+	37,000	742,960
Jack Henry & Associates, Inc.	101,100	2,006,835
Keynote Systems, Inc.+	29,400	349,860
Kronos, Inc.+	38,950	2,174,968
MatrixOne, Inc.+	72,400	382,996
Micros Systems, Inc.+	2,737	88,761
MTS Systems Corp.	35,626	1,075,905
RadiSys Corp.+	54,800	834,604
Rightnow Technologies, Inc.+#	48,100	608,946
Riverstone Networks, Inc.+	130,100	126,197
Sohu.com, Inc.+	42,900	768,339
United Online, Inc.+#	100,049	1,085,532
Verisity, Ltd.+#	10,300	122,570
WebSideStory, Inc.+	7,500	96,825

		30,285,647

Information Processing - Software - 4.61%

Acxiom Corp.	78,869	1,774,552
Altiris, Inc.+#	32,700	955,821
Autodesk, Inc.	20,375	605,545
Blackbaud, Inc.	5,500	63,635
BMC Software, Inc.+	22,751	340,127
CCC Information Services Group, Inc.+	7,611	166,848
Cerner Corp.+	22,100	1,151,410
Concord Communications, Inc.+#	26,400	272,184
Dendrite International, Inc.+	57,000	875,520
DucoCorp International, Inc.+	10,173	88,709
F5 Networks, Inc.+	16,700	920,003
Global Payments, Inc.#	35,700	1,982,064
Hyperion Solutions Corp.+	14,300	721,864
Inter-Tel, Inc.	32,035	880,642
Mercury Interactive Corp.+	12,500	573,500
Motive, Inc.+	31,900	350,581
NetIQ Corp.+	52,700	621,333
Open Solutions, Inc.+	15,300	312,120
Packeteer, Inc.+	70,400	1,113,728
Parametric Technology Corp.+	602,093	3,462,035
PDF Solutions, Inc.+	54,200	734,410
Per-Se Technologies, Inc.+#	98,372	1,487,385
Phoenix Technologies, Ltd.+	6,223	61,981
Progress Software Corp.+	120,644	2,792,909
Quest Software, Inc.+	128,000	1,736,960
Red Hat, Inc.+#	38,600	442,356
RSA Security, Inc.+	54,400	888,896
Seachange International, Inc.+	77,500	1,073,375
SPSS, Inc.+	26,900	521,860
Sybase, Inc.+	7,543	142,110
Synnex Corp.+#	5,420	122,384
TIBCO Software, Inc.+	3,702	36,131
Ulticom, Inc.+	28,900	405,467
Verity, Inc.+	52,353	620,383
Wind River Systems, Inc.+	95,100	1,280,046

		29,578,874

Insurance - 4.66%

American Physicians Capital, Inc.+	35,200	1,284,448
Aspen Insurance Holdings, Ltd.	41,500	1,070,700
Assured Guaranty, Ltd.	74,200	1,405,348
Bristol West Holdings, Inc.#	48,500	819,650
Brown & Brown, Inc.	10,700	496,480
Commerce Group, Inc.	17,900	1,220,601
FPIC Insurance Group, Inc.+	22,500	778,050
Harleysville Group, Inc.	16,500	349,470
Horace Mann Educators Corp.	75,100	1,408,876
Humana, Inc.+	48,784	1,623,044
Infinity Property & Casualty Corp.	68,589	2,203,764
Markel Corp.+#	4,800	1,716,000
Ohio Casualty Corp.+	102,700	2,478,151
PacifiCare Health Systems, Inc., Class A+	1,575	99,981
PartnerRe, Ltd.	28,000	1,754,200
Protective Life Corp.	47,826	1,911,127
Safety Insurance Group, Inc.	10,809	400,690
Selective Insurance Group, Inc.	59,372	2,731,706
Sierra Health Services, Inc.+#	7,754	477,336
Triad Guaranty, Inc.+	13,400	703,902
UICI	53,901	1,477,965
United Fire & Casualty Co.#	7,688	244,248
W.R. Berkley Corp.	19,775	1,015,644
WellChoice, Inc.+	15,900	821,235
Zenith National Insurance Corp.#	28,820	1,459,157

		29,951,773

Leisure & Tourism - 5.92%

Ambassadors Group, Inc.#	1,098	36,596
Ameristar Casinos, Inc.	8,750	428,575
Applebee’s International, Inc.	27,775	791,865
Argosy Gaming Co.+	1,324	61,129
BJ’s Restaurants, Inc.+#	18,700	302,005
Bluegreen Corp.+	79,402	1,959,641
Brunswick Corp.	69,992	3,264,427
CEC Entertainment, Inc.+	70,881	2,743,095
Cheesecake Factory, Inc., Class A+#	56,300	1,915,889
CKE Restaurants, Inc.+#	56,508	872,484
Dave & Buster’s, Inc.+	19,054	375,745
Famous Dave’s Of America, Inc.+	5,005	55,856
Great Wolf Resorts, Inc.+	13,900	345,415
Handleman Co.#	74,367	1,532,704
Hollywood Entertainment Corp.+	162,255	2,218,026
International Speedway Corp., Class B	3,319	176,903
Jack in the Box, Inc.+	102,930	3,695,187
Jakks Pacific, Inc.+#	158,048	3,124,609
O’Charley’s, Inc.+	24,700	521,664
Panera Bread Co., Class A+#	22,300	1,192,158
Party City Corp.+	3,043	37,885

P.F. Chang’s China Bistro, Inc.+#	17,400	953,694
Pinnacle Airlines Corp.+	46,200	484,638
Polaris Industries, Inc.#	40,225	2,807,303
Red Robin Gourmet Burgers, Inc.+#	10,800	489,564
Ruby Tuesday, Inc.#	18,700	452,166
SCP Pool Corp.	31,811	1,082,846
Sonic Corp.+	52,875	1,781,359
Steinway Musical Instruments, Inc.+	12,178	329,780
Sunterra Corp.+	41,800	685,102
Texas Roadhouse, Inc.+	4,400	123,200
Trans World Entertainment Corp.+#	144,774	2,031,179
UTI Worldwide, Inc.#	15,900	1,179,144

		38,051,833

Machinery - 2.94%

Actuant Corp., Class A+#	37,300	2,016,065
Applied Industrial Technologies, Inc.	68,539	1,941,024
Aviall, Inc.+	11,700	327,600
Cummins, Inc.	27,332	2,006,442
EnPro Industries, Inc.+	800	22,344
Gardner Denver, Inc.+	6,790	279,137
Graco, Inc.	42,600	1,646,916
IDEX Corp.	15,300	604,350
Insituform Technologies, Inc., Class A+	32,200	510,692
Joy Global, Inc.	53,650	1,971,637
Kennametal, Inc.	40,730	1,999,028
Lindsay Manufacturing Co.#	47,600	1,106,224
Middleby Corp.	3,800	204,820
Nordson Corp.	2,585	103,374
Quixote Corp.#	5,700	101,631
Regal-Beloit Corp.	5,150	158,826
Sauer-Danfoss, Inc.	1,804	38,606
Terex Corp.+	33,628	1,519,986
Toro Co.	26,839	2,327,210

		18,885,912

Manufacturing - 0.01%

Applied Films Corp.+	4,000	89,800

Medical - Biomedical/Gene - 0.89%

Alexion Pharmaceuticals, Inc.+#	15,800	368,930
Cytogen Corp.+#	18,800	238,948
Cytokinetics, Inc.+#	3,300	32,010
Decode Genetics, Inc.+#	32,900	212,534
Exelixis, Inc.+	41,400	294,354
Lifecell Corp.+	90,400	781,960
Myriad Genetics, Inc.+#	94,000	2,036,980
Regeneron Pharmaceuticals, Inc.+	180,671	1,103,900
Vertex Pharmaceuticals, Inc.+#	55,211	637,135

		5,706,751

Medical Technology - 2.53%

Charles River Laboratories International, Inc.+	24,728	1,139,961
Connetics Corp.+#	1,230	30,442
DJ Orthopedics, Inc.+	31,300	754,643
Enzon, Inc.+	79,000	849,250
Haemonetics Corp.+	95,022	3,941,513
HealthTronics Surgical Services, Inc.+	36,281	358,819
Hologic, Inc.+	34,000	1,256,300
Incyte Genomics, Inc.+	143,200	1,250,136
Integra LifeSciences Corp.+#	36,000	1,335,240
InterMune, Inc.+	25,200	278,208
LCA-Vision, Inc.	8,000	231,360
Lifeline Systems, Inc.+	29,400	808,206
Martek Biosciences Corp.+#	19,200	1,286,400
Nektar Therapeutics+	10,900	189,006
Noven Pharmaceuticals, Inc.+	42,900	708,708
Possis Medical, Inc.+	37,600	354,192
SurModics, Inc.+#	1,648	52,983
Third Wave Technologies, Inc.+	155,400	1,061,382
Thoratec Corp.+#	27,900	327,825
Wright Medical Group, Inc.+	1,300	33,137

		16,247,711

Metals - 3.61%

AK Steel Holding Corp.+	125,854	2,208,738
Gibraltar Industries, Inc.	23,350	576,044
Harsco Corp.	48,400	2,827,044
Lawson Products, Inc.	9,700	451,438
Material Sciences Corp.+	32,400	500,580
Maverick Tube Corp.+	47,200	1,678,432
Meridian Gold, Inc.+	70,000	1,354,500
Metal Managemet, Inc.#	72,949	2,161,479
Mueller Industries, Inc.	43,300	1,363,084
Olympic Steel, Inc.+#	53,076	1,350,253
Oregon Steel Mills, Inc.+	88,592	2,578,913
Quanex Corp.	2,851	168,716
Reliance Steel & Aluminum Co.	28,700	1,311,590
Shiloh Industries, Inc.+#	11,663	192,090
Steel Dynamics, Inc.#	100,207	4,463,220

		23,186,121

Mining - 0.22%

Compass Minerals International, Inc.	54,850	1,371,250
Lihir Gold, Ltd.+(1)	52,100	47,456

		1,418,706

Mobile Homes - 0.02%

Winnebago Industries, Inc.#	4,400	155,540

Multimedia - 0.12%

Entravision Communications Corp.+	94,500	774,900

Oil & Gas - 7.63%

Atwood Oceanics, Inc.+	17,600	1,210,000

Barrett Bill Corp.+	7,100	222,230
Cal Dive International, Inc.+	96,169	4,883,462
Cimarex Energy Co.+#	15,258	620,543
Dril-Quip, Inc.+	27,800	861,800
Energen Corp.	34,701	2,238,214
Energy Partners, Ltd.+	48,800	1,261,480
FMC Technologies, Inc.+	72,000	2,486,880
Forest Oil Corp.+	77,749	3,109,960
Frontier Oil Corp.	26,200	839,972
Giant Industries, Inc.+	7,013	222,032
Grant Prideco, Inc.+	138,000	3,334,080
Gulf Island Fabrication, Inc.	44,993	1,082,982
Hanover Compressor Co.+#	70,100	928,124
Holly Corp.	3,649	137,567
Houston Exploration Co.+	8,300	480,570
Hydril Co.+	59,085	3,549,236
Key Energy Services, Inc.+	30,800	425,656
Lone Star Technologies, Inc.+	18,200	824,642
Magnum Hunter Resources, Inc.+	110,700	1,852,011
Newfield Exploration Co.+	4,618	342,886
Noble Energy, Inc.	34,800	2,353,872
ONEOK, Inc.	62,526	1,832,012
Remington Oil & Gas Corp.+	82,005	2,732,407
Seacor Smit, Inc.+#	43,159	2,716,859
St. Mary Land & Exploration Co.	5,889	299,632
Swift Energy Co.+	52,800	1,435,632
Tesoro Petroleum Corp.+	97,683	3,607,433
UGI Corp.	59,969	2,683,613
W-H Energy Services, Inc.+	16,600	438,240

		49,014,027

Paper/Forest Products - 0.98%

Buckeye Technologies, Inc.+	74,700	894,159
Chesapeake Corp.	70,500	1,512,225
Louisiana-Pacific Corp.	76,001	1,996,546
Potlatch Corp.	17,827	822,716
Smurfit-Stone Container Corp.+	12,400	206,212
Universal Forest Products, Inc.	22,100	865,215

		6,297,073

Pollution Control - 0.32%

Darling International, Inc.+	16,636	69,871
Duratek, Inc.+	9,359	214,508
Tetra Tech, Inc.+	63,474	1,052,399
Waste Connections, Inc.+	21,800	742,944

		2,079,722

Publishing - 0.75%

American Greetings Corp., Class A	8,200	201,966
Consolidated Graphics, Inc.+	50,948	2,651,844
Scholastic Corp.+	55,715	1,976,768

		4,830,578

Railroads & Equipment - 0.09%

Genesee & Wyoming, Inc., Class A+	5,400	130,194
Kansas City Southern+#	22,709	445,551

		575,745

Real Estate Investment Trusts - 3.50%

AMLI Residential Properties Trust	20,600	568,972
Arden Realty, Inc.	30,400	1,044,240
Associated Estates Realty Corp.	48,593	479,127
Brandywine Realty Trust	13,400	396,506
CBL & Associates Properties, Inc.	24,985	1,861,632
Cousins Properties, Inc.	48,000	1,302,240
EastGroup Properties, Inc.	35,000	1,355,900
Entertainment Properties Trust	29,100	1,193,100
Equity Lifestyle Properties, Inc.	14,670	492,912
Equity One, Inc.	11,651	240,826
Essex Property Trust, Inc.	4,800	345,984
FelCor Lodging Trust, Inc.+	108,907	1,365,694
Gables Residential Trust#	31,700	1,115,206
Innkeepers USA Trust	181,253	2,419,728
Lasalle Hotel Properties	22,600	681,164
LTC Properties, Inc.	51,300	924,426
Maguire Properties, Inc.	40,400	1,056,460
Mission West Properties, Inc.	3,743	40,574
National Health Investors, Inc.	37,200	966,456
New Century Financial Corp.#	31,582	1,601,839
Omega Healthcare Investors, Inc.	64,000	736,000
Parkway Properties, Inc.	3,600	169,308
Reckson Associates Realty Corp.	13,800	421,590
Taubman Centers, Inc.	3,730	106,902
Trizec Properties, Inc.	4,239	76,090
Universal Health Realty Income Trust	9,300	279,558
Washington Real Estate Investment Trust#	42,200	1,232,240

		22,474,674

Retail - 2.45%

7-Eleven, Inc.+	17,115	429,929
Aaron Rents, Inc., Class B	36,541	747,629
AC Moore Arts & Crafts, Inc.+	12,400	316,436
Barnes & Noble, Inc.+	41,941	1,432,704
Big Lots, Inc.+	32,700	381,609
BJ’s Wholesale Club, Inc.+	25,845	790,082
Bon-Ton Stores, Inc.	10,726	184,594
Casey’s General Stores, Inc.	100,400	1,811,216
Department 56, Inc.+	9,721	160,591
Finlay Enterprises, Inc.+	2,546	30,730
GameStop Corp.+	18,821	368,139
Linens ‘N Things, Inc.+	25,600	688,384
MarineMax, Inc.+	27,700	949,002
Men’s Wearhouse, Inc.+	36,600	1,287,222

Movado Group, Inc.#	9,214	171,565
Movie Gallery, Inc.#	8,535	194,939
Nash Finch Co.#	31,256	1,238,050
Neiman Marcus Group, Inc., Class A#	5,600	404,320
Pantry, Inc.+#	24,314	827,892
Priceline.com, Inc.+#	27,900	626,913
Rent-A-Center, Inc.+	77,551	2,012,448
Select Comfort Corp.+#	25,700	529,420
Smart & Final, Inc.+#	12,695	165,035

		15,748,849

Retirement/Aged Care - 0.50%

Sunrise Senior Living, Inc.+#	67,800	3,213,720

Savings & Loan - 0.58%

Downey Financial Corp.	9,622	602,818
FirstFed Financial Corp.+	12,286	627,815
Flagstar Bancorp, Inc.#	54,439	1,118,721
Frankfort First Bancorp, Inc.	4,200	97,860
KNBT Bancorp, Inc.	21,500	348,300
PFF Bancorp, Inc.	22,380	942,198

		3,737,712

Schools - 0.05%

Education Management Corp.+	10,400	304,928

Semiconductors - 2.64%

ADE Corp.+#	14,623	292,168
Amis Holdings, Inc.+	46,181	519,536
ATMI, Inc.+	37,800	1,028,916
Brooks Automation, Inc.+	41,200	746,132
Credence Systems Corp.+#	39,600	347,292
Cypress Semiconductor Corp.+#	11,200	157,696
Diodes, Inc.+	7,610	195,653
Emulux Corp.+	42,500	718,250
Entegris, Inc.+#	59,100	570,906
Exar Corp.+	47,700	674,001
Kulicke & Soffa Industries, Inc.+#	14,238	92,262
Lattice Semiconductor Corp.+	81,700	431,376
MEMC Electronic Materials, Inc.+	161,352	2,094,349
Microsemi Corp.+	24,300	395,118
MKS Instruments, Inc.+#	64,100	1,185,209
Mykrolis Corp.+	70,200	949,104
Omnivision Technologies, Inc.+	74,500	1,505,645
Photronics, Inc.+	122,410	2,274,378
Power Integrations, Inc.+	30,600	649,944
Semtech Corp.+	69,800	1,365,288
Sirf Technology Holdings, Inc.+#	31,400	352,936
Tessera Technologies, Inc.+	9,500	387,030

		16,933,189

Telecommunications - 1.80%

Adtran, Inc.	69,200	1,294,732
Atheros Communications, Inc.+#	9,600	131,808
Ixia+#	24,000	432,240
Netgear, Inc.+	79,850	1,093,945
Premiere Global Services, Inc.+	187,332	1,907,040
Price Communications Corp.+	74,940	1,339,178
Spectrasite, Inc.+	36,100	2,230,980
Talk America Holdings, Inc.+#	66,304	407,770
Tekelec+	21,800	370,164
Tessco Technologies, Inc.+	14,451	221,967
UbiquiTel, Inc.+#	129,567	969,161
USA Mobility, Inc.+#	3,842	150,760
West Corp.+	15,300	515,763
Western Wireless Corp., Class A+	11,800	463,740

		11,529,248

Textile - Products - 0.31%

Angelica Corp.	700	20,699
Culp, Inc.+	8,049	49,904
G&K Services, Inc., Class A	41,500	1,780,765
UniFirst Corp.	2,891	117,317

		1,968,685

Therapeutics - 0.98%

Abgenix, Inc.+#	10,200	84,252
Amylin Pharmaceuticals, Inc.+#	21,900	469,098
Anadys Pharmaceuticals, Inc.+#	28,000	213,080
Anika Therapeutics, Inc.+#	25,301	306,142
AtheroGenics, Inc.+#	33,600	554,736
CV Therapeutics, Inc.+#	7,600	166,668
Inspire Phamaceuticals, Inc.+	52,200	415,512
Medicines Co.+#	12,100	281,930
Memory Pharmaceuticals Corp.+#	18,600	94,860
Neurocrine Biosciences, Inc.+#	19,500	780,585
NPS Pharmaceuticals, Inc.+#	13,400	192,156
Onyx Pharmaceuticals, Inc.+#	23,600	682,984
Theravance, Inc.+#	6,700	120,667
Trimeris, Inc.+#	19,600	250,488
United Therapeutics Corp.+	36,700	1,667,281

		6,280,439

Utilities - Communication - 0.19%

Commonwealth Telephone Enterprises, Inc.+#	24,984	1,189,238

Utilities - Electric - 0.67%

Allegheny Energy, Inc.+#	14,624	276,832
Black Hills Corp.#	12,000	380,400
CH Energy Group, Inc.	23,500	1,084,525
Cleco Corp.	44,871	910,433
El Paso Electric Co.+	47,075	940,088
PNM Resources, Inc.	2,984	78,839
UniSource Energy Corp.#	15,315	462,972
WPS Resources Corp.#	2,889	150,575

		4,284,664

Utilities - Gas, Distribution - 0.57%
National-Oilwell, Inc.+#	50,800	2,303,272
Northwest Natural Gas Co.	14,400	524,592
Southwest Gas Corp.	32,100	805,068

		3,632,932

Utilities - Gas, Pipeline - 0.12%
National Fuel Gas Co.	27,245	771,578

Utilities - Miscellaneous - 0.31%
Walter Industries, Inc.#	52,186	2,002,377

Total Long-Term Investment Securities - 99.05%
(Cost $541,826,146)		636,151,700

SHORT-TERM INVESTMENT SECURITIES - 16.13%
Collective Investment Pool - 15.07%
Securities Lending Quality Trust (2)	$96,759,282	96,759,282

Registered Investment Companies - 0.76%
T. Rowe Price Reserve Investment Fund	4,888,555	4,888,555

Time Deposit - 0.30%
Euro Time Deposit with State Street Bank & Trust Co.:
1.10% due 03/01/05	1,954,000	1,954,000

Total Short-Term Investment Securities
(Cost $103,601,837)		103,601,837

TOTAL INVESTMENTS
(Cost $645,427,983) (3)	115.18%	739,753,537
Liabilities in excess of other assets	(15.18)%	(97,496,720)

NET ASSETS	100.00%	642,256,817

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security was valued using fair value procedures at February 28, 2005. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Warrants / Principal Amount	Value (Note 1)
COMMON STOCK - 91.56%
Advertising - 0.66%

24 / 7 Real Media, Inc+#	15,709	$57,966
ADVO, Inc.	16,778	615,249
Catalina Marketing Corp.	28,834	777,076
Greenfield Online, Inc.+#	2,860	48,162
Grey Global Group, Inc.#	479	541,644
Interchange Corp.+#	1,853	38,339
Marchex, Inc., Class B+#	2,271	47,123
R.H. Donnelley Corp.+	12,456	759,816
Sitel Corp.+#	32,221	58,965
Valassis Communications, Inc.+	28,816	1,078,007
ValueVision Media, Inc., Class A+	9,938	129,194
Ventiv Health, Inc.+#	10,212	243,556

		4,395,097

Aerospace/Defense - 1.26%

AAR Corp.+	17,834	198,849
Armor Holdings, Inc.+	15,789	630,297
BE Aerospace, Inc.+#	31,052	373,556
Curtiss-Wright Corp.	11,608	644,824
DRS Technologies, Inc.+	13,090	540,748
Ducommun, Inc.+	4,022	82,049
EDO Corp.	8,666	275,579
Engineered Support Systems, Inc.	12,318	680,939
Esterline Technologies Corp.+	13,561	445,886
Gencorp, Inc.#	26,022	485,831
Heico Corp.#	10,769	243,702
Herley Industries, Inc.+	6,314	114,220
Innovative Solutions and Support, Inc.+#	3,857	115,247
Kaman Corp., Class A	11,680	139,342
Moog, Inc., Class A+	14,394	641,972
MTC Technologies, Inc.+#	4,003	128,056
Northwest Airlines Corp., Class A+#	41,349	290,684
Orbital Sciences Corp., Class A+#	28,522	298,625
Sequa Corp., Class A+	3,447	199,788
Teledyne Technologies, Inc.+	17,954	549,033
Titan Corp.+	46,406	770,340
Triumph Group, Inc.+	8,770	325,981
United Industrial Corp.	5,541	182,853

		8,358,401

Airlines - 0.46%

Airtran Holdings, Inc.+#	46,730	372,905
Alaska Air Group, Inc.+	16,346	463,573
America West Holdings Corp., Class B+#	19,422	95,168
Continental Airlines, Inc., Class B+#	36,610	392,093
Delta Air Lines, Inc.+#	59,226	274,809
ExpressJet Holdings, Inc.+	20,715	232,008
FLYi, Inc.+#	25,073	36,607
Frontier Airlines, Inc.+#	19,650	166,042
Mesa Air Group, Inc.+#	17,535	130,811
Old Dominion Freight Lines, Inc.+	9,112	320,196
Republic Airways Holdings, Inc.+	2,759	34,322
SkyWest, Inc.	32,104	548,015

		3,066,549

Apparel & Products - 2.00%

Aeropostale, Inc.+	30,655	977,894
Bebe Stores, Inc.#	4,984	140,300
Blair Corp.	4,497	147,502
Brown Shoe Co., Inc.	10,002	334,067
Buckle, Inc.	4,196	127,181
Cache, Inc.+	5,283	82,732
Carter’s, Inc.+	3,638	144,792
Casual Male Retail Group, Inc.+#	15,549	90,029
Cato Corp., Class A	10,779	320,567
Charlotte Russe Holding, Inc.+#	6,416	76,543
Charming Shoppes, Inc.+	63,624	490,541
Cherokee, Inc.	3,751	134,923
Children’s Place Retail Stores, Inc.+#	9,366	374,546
Christopher & Banks Corp.	20,780	342,247
Deckers Outdoor Corp.+#	4,954	203,164
DHB Industries, Inc.+#	11,286	160,148
Dress Barn, Inc.+#	11,342	214,023
Finish Line, Inc., Class A	20,757	424,688
Genesco, Inc.+	12,051	355,143
Goody’s Family Clothing, Inc.	10,406	97,712
Guess ?, Inc.+	8,239	121,443
Gymboree Corp.+	16,886	202,463
Hartmarx Corp.+	12,645	105,206
Hot Topic, Inc.+#	26,674	569,757
J. Jill Group, Inc.+	9,820	141,899
K-Swiss, Inc., Class A	14,304	443,424
Kellwood Co.	15,014	430,451
Kenneth Cole Productions, Inc., Class A#	4,609	133,707
Oakley, Inc.	11,440	153,754
OshKosh B’Gosh, Inc., Class A	3,684	115,825
Oxford Industries, Inc.#	7,335	259,366
Payless ShoeSource, Inc.+	37,625	440,965
Perry Ellis International, Inc.+#	2,995	67,927
Phillips-Van Heusen Corp.	13,405	371,721
Quiksilver, Inc.+	30,800	972,972
Russell Corp.	15,807	285,949
Shoe Carnival, Inc.+	4,072	66,170
Skechers U.S.A., Inc., Class A+	10,966	167,560
Stage Stores, Inc.+	10,364	399,636
Stein Mart, Inc.+	13,687	284,826
Steven Madden, Ltd.+	6,416	119,851
Stride Rite Corp.	20,338	264,394
Too, Inc.+	19,036	505,596
Warnaco Group, Inc.+	25,388	607,281
Weyco Group, Inc.	1,502	66,013
Wolverine World Wide, Inc.	32,985	733,916

		13,270,814

Appliances/Furnishings - 0.61%

American Woodmark Corp.	5,922	217,989

Applica, Inc.+	10,832	56,001
Bassett Furniture Industries, Inc.	5,699	108,566
CompX International, Inc., Class A#	1,874	31,258
Ethan Allen Interiors, Inc.	18,227	640,497
Furniture Brands International, Inc.	27,274	633,575
Griffon Corp.+	13,500	310,500
Haverty Furniture Cos., Inc.	10,264	166,277
Hooker Furniture Corp.	3,787	98,386
Interface, Inc., Class A+	24,477	203,893
Kimball International, Inc., Class B	11,972	171,080
La-Z-Boy Chair Co.#	29,083	434,791
Lancaster Colony Corp.	14,950	637,020
Stanley Furniture Co., Inc.	3,092	144,922
Tempur-Pedic International, Inc.+	10,398	199,122

		4,053,877

Automotive - 1.53%

Acuity Brands, Inc.	23,553	651,241
Aftermarket Technology Corp.+	6,473	93,923
America’s Car Mart, Inc.+#	3,107	110,174
AO Smith Corp.	9,414	247,400
ArvinMeritor, Inc.	38,371	646,935
Asbury Automotive Group, Inc.+	6,197	94,194
ASV, Inc.+	4,312	192,746
Collins & Aikman Corp.+#	21,184	42,156
Commercial Vehicle Group, Inc.+	5,411	118,717
Cooper Tire & Rubber Co.	36,466	705,617
CSK Auto Corp.+	25,727	409,059
Exide Technologies+	11,059	163,120
Goodyear Tire & Rubber Co.+#	84,175	1,217,171
Group 1 Automotive, Inc.+	10,767	297,708
Hayes Lemmerz International, Inc.+	20,862	158,551
Kaydon Corp.	15,596	489,714
Keystone Automotive Industries, Inc.+	8,402	191,818
Lithia Motors, Inc., Class A	7,890	207,270
Midas, Inc.+	8,541	182,692
Modine Manufacturing Co.	13,135	427,544
Monro Muffler Brake, Inc.+	5,189	139,117
Noble International Ltd.	3,510	82,134
Pep Boys-Manny, Moe & Jack#	31,927	577,240
Standard Motor Products, Inc., Class A	6,950	80,342
Strattec Security Corp.+	2,113	117,631
Superior Industries International, Inc.#	12,343	326,843
TBC Corp.+	10,942	327,494
Tenneco Automotive, Inc.+	23,169	351,937
Thor Industries, Inc.	19,799	704,845
Tower Automotive, Inc.+#	32,098	8,105
United Auto Group, Inc.#	10,592	295,305
Visteon Corp.#	71,587	480,349

		10,139,092

Auto - Replacement Parts - 0.07%

Sonic Automotive, Inc., Class A	15,309	339,707
Valence Technology, Inc.+#	31,963	92,692

		432,399

Banks - 7.11%

1st Source Corp.#	6,515	149,324
ABC Bancorp	5,401	116,122
Alabama National Bancorp	7,226	450,541
Amcore Financial, Inc.	13,873	394,409
AmericanWest Bancorp+	5,646	111,509
Arrow Financial Corp.	4,793	132,862
BancFirst Corp.	1,773	124,979
Bancorp, Inc.+	4,370	60,830
BancorpSouth, Inc.	42,704	897,638
BancTrust Financial Group, Inc.#	4,725	97,524
Bank of Granite Corp.#	7,489	139,520
Bank of The Ozarks, Inc.#	5,889	203,171
Banner Corp.	5,593	165,273
Boston Private Financial Holdings, Inc.#	15,104	407,808
Bryn Mawr Bank Corp.#	3,899	83,945
Camden National Corp.#	4,276	148,762
Capital City Bank Group, Inc.#	5,224	215,490
Capital Corp. of the West	2,786	126,652
Capital Crossing Bank+#	2,339	71,573
Capitol Bancorp, Ltd.#	5,624	171,869
Cascade Bancorp#	9,199	171,009
Cathay Bancorp, Inc.	23,971	863,915
Center Financial Corp.	5,324	118,725
Central Coast Bancorp+#	4,956	103,481
Central Pacific Financial Corp.	15,425	552,215
Century Bancorp, Inc., Class A	1,931	55,999
Chemical Financial Corp.	13,899	461,447
Citizens Banking Corp.	23,970	738,995
City Bank#	4,263	137,567
City Holding Co.	9,248	287,890
CoBiz, Inc.#	7,125	142,500
Columbia Bancorp	3,213	103,009
Columbia Banking System, Inc.	8,607	204,847
Commercial Federal Corp.	22,531	615,772
Community Bank Systems, Inc.	14,932	350,305
Community Banks., Inc.#	5,913	154,329
Community Trust Bancorp, Inc.	6,585	196,365
Corus Bankshares, Inc.	8,611	425,814
CVB Financial Corp.#	25,332	473,708
East West Bancorp, Inc.	27,790	999,328
Eurobancshares, Inc.+	4,494	85,790
Farmers Capital Bank Corp.	3,343	118,242
Financial Institutions, Inc.#	4,451	95,518
First Bancorp North Carolina#	6,160	153,569
First BanCorp Puerto Rico@	19,017	894,940
First Busey Corp., Class A#	7,320	147,864
First Charter Corp.#	16,456	388,362
First Citizens BancShares, Inc., Class A	3,354	495,688

First Commonwealth Financial Corp.#	38,460	545,747
First Community Bancorp	7,191	310,579
First Community Bancshares, Inc.#	5,548	177,980
First Financial Bancorp	19,393	351,595
First Financial Bankshares, Inc.	7,564	340,077
First Financial Corp.	7,481	239,317
First Merchants Corp.#	10,252	270,858
First Midwest Bancorp, Inc.	25,749	878,813
First Oak Brook Bancshares, Inc., Class A#	3,703	110,942
First of Long Island Corp.#	1,885	88,595
First Republic Bank	7,193	381,948
First State Bancorp.	4,222	149,628
FNB Corp. (VA)#	27,632	525,837
FNB Corp. (PA)	4,012	105,155
Frontier Financial Corp.#	8,960	350,426
GB&T Bancshares, Inc.#	5,604	130,237
German American Bancorp#	5,119	79,856
Glacier Bancorp, Inc.	13,543	428,771
Gold Banc Corp., Inc.	22,163	314,936
Great Southern Bancorp, Inc.#	5,736	193,188
Greater Bay Bancorp#	28,404	719,473
Hancock Holding Co.	15,378	471,490
Hanmi Financial Corp.	16,266	287,746
Harleysville National Corp.#	14,482	341,775
Heartland Financial USA, Inc.#	5,485	112,113
Iberiabank Corp.	3,465	203,881
Independent Bank Corp. (MA)	8,127	239,828
Independent Bank Corp. (MI)	10,276	311,157
Integra Bank Corp.	8,466	187,437
Interchange Financial Services Corp.	9,142	159,619
Irwin Financial Corp.#	9,677	219,861
Lakeland Bancorp, Inc.#	9,468	153,760
Lakeland Financial Corp.	3,220	125,290
Macatawa Bank Corp.	4,870	179,849
Main Street Banks., Inc.#	7,512	240,384
Mainsource Financial Group, Inc.	5,406	118,716
MB Financial, Inc.	10,659	432,862
MBT Financial Corp.#	7,985	163,693
Mercantile Bank Corp.	3,966	173,076
Mid-State Bancshares#	13,042	345,222
Midwest Banc Holdings, Inc.#	5,960	124,981
Nara Bancorp, Inc.#	10,162	198,362
National Penn Bancshares, Inc.#	19,049	490,702
NBC Capital Corp.#	3,825	89,161
NBT Bancorp, Inc.	18,197	426,720
NetBank, Inc.	25,627	229,618
Oak Hill Financial, Inc.#	1,937	68,357
Old National Bancorp#	38,534	796,883
Old Second Bancorp, Inc.#	7,418	242,717
Omega Financial Corp.#	6,243	197,529
Oriental Financial Group, Inc.#	10,308	275,533
Pacific Capital Bancorp	25,128	704,840
Park National Corp.#	7,948	941,918
Peapack Gladstone Financial Corp.#	4,043	114,619
Pennrock Financial Services Corp.#	4,237	153,168
Peoples Bancorp, Inc.#	5,874	153,018
Peoples Holding Co.	4,958	157,962
Placer Sierra Bancshares	3,169	76,088
Private Bancorp, Inc.#	9,081	295,133
Prosperity Bancshares, Inc.	9,149	252,604
Provident Bankshares Corp.	17,984	600,845
R&G Financial Corp., Class B	15,374	558,384
Republic Bancorp, Inc. (Central)	38,941	566,592
Republic Bancorp, Inc. (Southern), Class A	4,503	117,663
Riggs National Corp.#	9,600	185,760
Royal Bancshares of Pennsylvania, Inc., Class A	2,416	59,724
S&T Bancorp, Inc.#	13,098	486,591
Sandy Spring Bancorp, Inc.	8,027	263,366
Santander BanCorp#	2,915	91,589
SCBT Financial Corp.	4,482	133,967
Seacoast Banking Corp. of Florida	6,397	126,661
Security Bank Corp.#	2,584	104,652
Signature Bank+	3,406	100,749
Silicon Valley Bancshares+	19,533	855,936
Simmons First National Corp., Class A#	8,114	210,964
Smithtown Bancorp, Inc.#	2,882	88,967
Southern Community Financial Corp.#	8,232	81,497
Southside Bancshares, Inc.#	5,152	114,374
Southwest Bancorp of Texas, Inc.	37,959	723,119
Southwest Bancorp, Inc.	5,925	115,241
State Bancorp, Inc.#	4,470	118,366
State Financial Services Corp., Class A	3,182	97,306
Sterling Bancorp	8,929	221,082
Sterling Bancshares, Inc.	24,754	361,161
Sterling Financial Corp. (PA)#	11,882	312,853
Suffolk Bancorp#	6,021	202,908
Sun Bancorp, Inc.(NJ)+	5,376	131,712
Susquehanna Bancshares, Inc.	25,474	627,679
SY Bancorp, Inc.#	6,537	163,621
Taylor Capital Group, Inc.	2,149	67,350
Texas Capital Bancshares, Inc.+	11,792	279,470
Texas Regional Bancshares, Inc., Class A	22,706	676,866
Tompkins Trustco, Inc.#	4,402	187,877
TriCo Bancshares	6,193	124,603
TrustCo Bank Corp. NY#	41,150	494,212
Trustmark Corp.	26,017	715,988
U.S.B. Holding Co., Inc.	6,366	142,344
UMB Financial Corp.	8,343	470,045
Umpqua Holdings Corp.	24,189	578,359
Union Bankshares Corp.	4,798	173,640
United Bankshares, Inc	20,710	705,797
United Community Banks, Inc.#	15,730	391,677
Univest Corp.#	4,198	169,473
Unizan Financial Corp.	12,034	284,604
Virginia Commerce Bancorp+#	3,770	99,151
Virginia Financial Group, Inc.#	3,960	126,720
Washington Trust Bancorp, Inc.	7,316	206,238
WesBanco, Inc.	10,319	277,478

West Bancorp.#	9,326	165,630
West Coast Bancorp.	8,317	204,598
Westamerica Bancorp.	17,558	914,596
Western Sierra Bancorp.+#	3,540	134,626
Wilshire Bancorp, Inc.+#	7,794	106,770
Wintrust Financial Corp.#	11,911	639,144
Yardville National Bancorp.#	4,645	148,826

		47,268,035

Beverages - 0.10%

Boston Beer Co., Inc., Class A+	4,659	110,418
Coca-Cola Bottling Co. Cons.	2,191	117,482
Farmer Brothers Co.#	3,716	93,123
Hansen Natural Corp.+#	3,322	145,404
National Beverage Corp.+	3,985	34,869
Peet’s Coffee & Tea, Inc.+	6,496	157,333

		658,629

Broadcasting - 0.65%

4Kids Entertainment, Inc.+#	7,648	149,442
Beasley Broadcast Group, Inc., Class A+	2,981	51,571
Charter Communications, Inc., Class A+#	148,942	272,564
Crown Media Holdings, Inc., Class A+#	8,036	73,369
Cumulus Media, Inc., Class A+	27,243	385,488
Emmis Communications Corp., Class A+	27,099	506,751
Fisher Communications, Inc.+	3,599	184,449
Gray Television, Inc.	24,812	360,766
Insight Communications, Inc., Class A+#	24,626	233,947
Liberty Corp.	8,686	380,013
Lin TV Corp., Class A+#	14,843	261,682
Lodgenet Entertainment Corp.+	7,228	127,574
Mediacom Communications Corp., Class A+#	36,468	200,939
Nexstar Broadcasting Grourp, Inc.+#	5,569	43,995
Paxson Communications Corp.+#	25,076	29,590
Pegasus Solutions, Inc.+#	12,029	143,386
Regent Communications, Inc.+	19,277	97,156
Saga Communications, Inc., Class A+	9,031	144,767
Salem Communications Corp., Class A+	5,308	122,668
Sinclair Broadcast Group, Inc., Class A	24,757	190,629
Spanish Broadcasting System, Inc., Class A+#	20,434	205,362
World Wrestling Entertainment, Inc., Class A	7,381	93,443
Young Broadcasting, Inc., Class A+#	8,944	79,959

		4,339,510

Building Materials - 1.38%

Ameron International Corp.	4,540	159,445
Apogee Enterprises, Inc.	15,184	212,424
Barnes Group, Inc.	8,255	220,243
Beacon Roofing Supply, Inc.+	7,552	160,178
Comfort Systems USA, Inc.+	21,268	164,189
Drew Industries, Inc.+#	3,951	148,044
Eagle Materials, Inc.#	10,410	869,547
Elkcorp	10,902	418,419
Genlyte Group, Inc.+	6,719	603,501
Infrasource Services, Inc.+	4,766	58,574
Lennox International, Inc.	24,497	529,625
LSI Industries, Inc.	10,915	122,030
Matthews International Corp., Class A	17,805	619,258
NCI Building Systems, Inc.+	10,768	402,508
Perini Corp.+	3,752	59,882
Shaw Group, Inc.+#	34,967	727,314
Simpson Manufacturing Co., Inc.	20,301	700,993
Texas Industries, Inc.	11,709	780,990
Trex Co., Inc.+#	5,683	258,633
U.S. Concrete, Inc.+	11,691	73,069
USG Corp.+#	17,820	562,934
Watsco, Inc.	12,312	469,826
York International Corp.	22,859	883,957

		9,205,583

Chemical - 2.52%

Aceto Corp.	13,236	118,462
Airgas, Inc.	33,270	835,077
Albemarle Corp.	17,616	669,408
American Vanguard Corp.#	2,766	107,680
Arch Chemicals, Inc.	12,871	367,853
Cabot Microelectronics Corp.+#	13,727	445,990
Crompton Corp.	63,361	868,046
Cytec Industries, Inc.	21,504	1,086,597
Ferro Corp.	23,175	453,535
FMC Corp.+	20,111	992,679
Georgia Gulf Corp.	15,753	831,916
Great Lakes Chemical Corp.	28,065	749,335
H.B. Fuller Co.	15,760	419,846
Hercules, Inc.+	60,818	872,130
Hexcel Corp.+	11,542	191,943
Kronos Worldwide, Inc.#	1,733	81,607
MacDermid, Inc.	14,931	501,682
Minerals Technologies, Inc.	11,358	711,579
Mosaic Co.+	64,056	1,054,362
Newmarket Corp.+	7,591	144,305
NL Industries, Inc.+	4,359	95,462
Octel Corp.	6,881	133,973
Olin Corp.#	38,425	958,704
OM Group, Inc.+	15,682	499,942
Omnova Solutions, Inc.+	22,224	104,675
PolyOne Corp.+	50,648	460,897
Quaker Chemical Corp.	4,558	101,598
Schulman (A), Inc.	16,677	301,187
Sensient Technologies Corp.#	25,877	565,154
Spartech Corp.	13,873	304,790
Stepan Co.#	2,919	69,180
Symyx Technologies, Inc.+	15,562	434,024
UAP Holding Corp.+	15,184	236,567
Valhi, Inc.#	5,616	87,216

W.R. Grace & Co.+#	36,290	357,094
WD-40 Co.#	9,439	309,222
Westlake Chemical Corp.	6,509	225,732

		16,749,449

Commercial Services - 3.12%

1-800 Contacts, Inc.+#	4,019	94,728
1-800-FLOWERS.COM, Inc., Class A+	12,257	91,928
ABM Industries, Inc.	20,770	384,868
ACE Cash Express, Inc.+	4,983	126,070
Administaff, Inc.	11,962	160,291
Advisory Board Co.+	9,784	391,654
Anchor Glass Container Corp.#	5,438	25,341
Arbitron, Inc.+	17,103	693,527
Blount International, Inc.+	3,273	56,066
Central European Distribution Corp.+#	6,774	260,934
Central Parking Corp.#	10,226	141,732
Century Business Services, Inc.+	34,943	146,411
Ceradyne, Inc.+#	13,230	398,223
Charles River Associates, Inc.+#	5,620	238,625
Chemed Corp.	6,708	478,951
Clark, Inc.	8,917	155,780
Cornell Cos., Inc.+	7,356	104,897
Corrections Corp. of America+	19,437	731,609
CoStar Group, Inc.+	8,870	326,682
Crown Holdings, Inc.@+	91,338	1,502,510
DiamondCluster International, Inc., Class A+	12,871	220,480
Dycom Industries, Inc.+	26,824	722,907
Electro Rent Corp.+	9,965	138,613
Euronet Worldwide, Inc.+	12,439	322,294
Exponent, Inc.+	3,529	85,331
First Advantage Corp., Class A+	1,851	34,780
Flanders Corp.+#	7,232	75,647
FTI Consulting, Inc.+#	23,537	447,203
Geo Group, Inc.+	4,587	131,693
Greg Manning Auctions, Inc.+#	2,790	30,160
Greif Brothers Corp., Class A	7,201	465,185
Healthcare Services Group, Inc.	8,640	198,634
Huron Consulting Group, Inc.+	3,176	71,524
Insurance Auto Auctions, Inc.+	4,777	132,848
Integrated Electrical Services, Inc.+#	18,178	61,078
Interactive Data Corp.+	20,330	411,276
Intersections, Inc.+#	3,914	51,821
Laidlaw International, Inc.+	57,412	1,320,476
Landauer, Inc.	4,923	236,846
LECG Corp.+	7,217	130,267
LKQ Corp.+	8,067	146,739
Maximus, Inc.	10,319	349,401
McGrath Rent Corp.	5,324	229,518
Mobile Mini, Inc.+#	7,938	295,611
Navigant Consulting, Inc.+	25,386	653,689
Pacer International, Inc.+	15,286	389,029
Parexel International Corp.+	14,439	323,722
Plexus Corp.+	23,810	252,386
PRA International, Inc.+	4,531	111,145
Pre-Paid Legal Services, Inc.#	5,447	190,645
PRG-Shultz International, Inc.+#	22,682	105,018
ProcureNet, Inc.+(1)(3)	9,300	93
Proxymed, Inc.+#	3,317	28,758
Quanta Services, Inc.+#	39,841	312,752
Raven Industries, Inc.	8,559	154,319
Rent-Way, Inc.+#	14,501	113,253
Rewards Network, Inc.+#	8,837	47,190
Rollins, Inc.	10,806	275,769
Safeguard Scientifics, Inc.+	66,206	105,268
SFBC International, Inc.+#	6,898	299,718
Silgan Holdings, Inc.	6,060	402,869
Sotheby’s Holdings, Inc., Class A+	25,254	450,026
Source Interlink Cos., Inc.+	10,871	123,929
Sourcecorp, Inc.+	8,907	185,978
Stamps.com, Inc.+	9,284	169,609
Startek, Inc.#	6,010	108,480
Stewart Information Services Corp.	9,410	376,306
TeleTech Holdings, Inc.+#	20,809	238,263
TNS Inc.+	2,458	48,423
United Rentals, Inc.+	23,850	451,242
URS Corp.+	17,345	500,230
Vertrue, Inc.+#	3,093	120,287
Volt Information Sciences, Inc.+	4,378	127,487
Washington Group International, Inc.+	13,946	610,137
Watson Wyatt & Co. Holdings, Class A	17,810	487,282
Wireless Facilities, Inc.+#	26,199	184,965

		20,769,426

Conglomerates - 0.09%

Trinity Industries, Inc.#	20,281	584,093

Consumer Service - 0.04%

Advanta Corp., Class B	10,861	263,053

Containers - Metal/Glass - 0.16%

AptarGroup, Inc.	20,214	1,043,447

Drugs - 1.74%

Able Laboratories, Inc.+#	9,927	215,714
Accelrys, Inc.+	14,661	78,290
Adolor Corp.+#	21,461	188,857
Advancis Pharmaceutical Corp.+	5,219	22,807
Alkermes, Inc.+#	49,577	579,059
Alpharma, Inc., Class A	21,720	284,966
Antigenics, Inc.+#	14,031	96,814
Array Biopharma, Inc.+	13,202	111,161
Bentley Pharmaceuticals, Inc.+#	8,489	83,617
Bone Care International, Inc.+	8,648	234,015
Bradley Pharmaceuticals, Inc., Class A+#	7,480	72,930
Caraco Pharmaceutical Laboratories, Ltd.+#	5,016	43,689
Corixa Corp.+#	32,832	127,388

Cubist Pharmaceuticals, Inc.+	22,245	229,123
Dendreon Corp.+#	31,947	209,892
Depomed, Inc.+#	11,665	47,593
Durect Corp., Inc.+#	16,781	52,189
DUSA Pharmaceuticals, Inc.+#	8,280	107,806
Dynavax Technologies Corp.+#	3,443	20,968
First Horizon Pharmaceutical Corp.+#	14,517	238,659
Genelabs Technologies, Inc.+#	48,678	39,429
Genta, Inc.+#	33,542	42,598
Guilford Pharmaceuticals, Inc.+#	24,298	110,070
I-Flow Corp.+#	10,027	171,161
Idenix Pharmaceuticals, Inc.+#	3,206	61,363
ImmunoGen, Inc.+	20,248	119,058
Impax Laboratories, Inc.+#	26,895	458,829
Indevus Pharmaceuticals, Inc.+#	22,876	97,452
Inkine Pharmaceutical Co., Inc.+#	26,916	99,320
Isis Pharmaceuticals, Inc.+#	28,662	116,368
K-V Pharmaceutical Co., Class A+#	19,745	429,651
KOS Pharmaceuticals, Inc.+#	6,597	219,284
Lannett Co., Inc.+#	3,821	28,581
Ligand Pharmaceuticals, Inc., Class B+#	40,857	400,399
Mannatech, Inc.#	7,852	193,944
Natures Sunshine Products, Inc.	5,730	110,417
NeighborCare, Inc.+#	20,773	624,644
NeoPharm, Inc.+#	9,516	99,252
Neurogen Corp.+	13,815	112,592
Nutraceutical International Corp.+#	4,355	70,203
Omega Protein Corp.+#	3,295	26,459
OSI Pharmaceuticals, Inc.+	1,002	100
Pain Therapeutics, Inc.+#	17,535	112,049
Par Pharmaceutical Cos., Inc.+	18,937	700,480
Penwest Pharmaceuticals Co.+#	9,182	101,002
Perrigo Co.	34,901	613,211
Petmed Express, Inc.+#	5,449	44,137
Pharmacyclics, Inc.+#	10,846	89,154
Pharmion Corp.+	8,221	277,870
POZEN, Inc.+	13,263	84,220
Priority Healthcare Corp., Class B+#	15,817	361,893
Rigel Pharmaceuticals, Inc.+#	5,932	110,572
Salix Pharmaceuticals, Ltd.+#	19,911	323,155
Santarus, Inc.+	4,624	32,322
SciClone Pharmaceuticals, Inc.+#	24,658	76,440
Star Scientific, Inc.+#	15,374	88,554
SuperGen, Inc.+#	27,770	139,405
Tanox, Inc.+#	13,124	146,070
USANA Health Sciences, Inc.+#	5,811	258,706
Valeant Pharmaceuticals International#	46,336	1,123,648
Zymogenetics, Inc.+#	10,733	211,762

		11,571,361

Electronics/Electrical Equipment - 4.20%

Advanced Energy Industries, Inc.+#	11,716	109,076
American Superconductor Corp.+#	13,487	144,041
Analogic Corp.#	6,333	271,939
Artesyn Technologies, Inc.+#	19,012	196,964
Avista Corp.	26,757	488,048
BEI Technologies, Inc.	6,136	168,311
Bel Fuse, Inc., Class B#	6,241	193,346
Belden CDT, Inc.	25,907	622,286
Benchmark Electronics, Inc.+	22,700	738,204
C&D Technologies, Inc.	14,050	193,609
C-COR.net Corp.+	23,789	180,321
California Micro Devices Corp.+#	11,663	90,038
Checkpoint Systems, Inc.+	20,780	346,818
Cherokee International Corp.+#	3,925	29,438
Coherent, Inc.+	16,695	506,693
Color Kinetics, Inc.+#	2,215	25,672
Commscope, Inc.+#	29,774	450,778
CTS Corp.	19,952	262,369
Cubic Corp.#	8,645	162,007
Cyberoptics Corp.+	4,096	55,910
Cymer, Inc.+	20,328	587,581
Daktronics, Inc.+#	7,967	174,079
DDi Corp.+#	14,424	36,349
Digital Theater Systems, Inc.+#	9,293	171,549
Dionex Corp.+	10,265	590,853
DSP Group, Inc.+	16,126	405,972
Electro Scientific Industries, Inc.+	15,537	351,136
Emcor Group, Inc.+	8,371	403,733
Encore Wire Corp.+#	8,767	105,116
Energy Conversion Devices, Inc.+#	11,138	226,881
EnerSys+#	6,912	99,878
Enterasys Networks, Inc.+	116,186	171,955
ESCO Technologies, Inc.+	7,155	578,339
Excel Technology, Inc.+	6,625	152,044
Faro Technologies, Inc.+	5,845	154,600
FEI Co.+#	13,180	326,205
FuelCell Energy, Inc.+#	23,346	252,137
General Cable Corp.+#	21,733	258,840
Global Imaging Systems, Inc.+	12,756	453,348
Graftech International, Ltd.+	53,781	496,936
Harmonic, Inc.+#	39,717	434,901
Hypercom Corp.+	28,187	132,479
Identix, Inc.+#	48,785	291,734
InterDigital Communications Corp.+#	30,720	532,378
Intermagnetics General Corp.+#	15,454	407,522
Itron, Inc.+#	11,530	307,275
Keithley Instruments, Inc.	6,956	115,191
Kemet Corp.+	47,808	390,591
Lecroy Corp.+	4,530	107,361
Littelfuse, Inc.+	12,203	396,842
Magma Design Automation, Inc.+#	13,614	179,024
MagneTek, Inc.+	13,094	65,732
Measurement Specialties, Inc.+#	5,906	149,422
Medis Technologies, Ltd.+#	7,190	135,747
Merix Corp.+#	9,959	101,084
Methode Electronics, Inc., Class A	19,624	219,593
Metrologic Instruments, Inc.+#	5,806	136,789
Microtune, Inc.+	28,434	139,327
Microvision, Inc.+#	10,308	58,859

MIPS Technologies, Inc., Class A+	22,656	250,575
Molecular Devices Corp.+	8,520	176,960
Multi-Fineline Electronix, Inc.+#	3,268	73,530
Newport Corp.+	23,600	332,524
Oplink Communications, Inc.+	59,124	94,598
Optical Communication Products, Inc., Class A+	10,156	18,484
OSI Systems, Inc.+#	8,057	136,808
Park Electrochemical Corp.	9,562	190,284
Paxar Corp.+	19,120	447,982
Photon Dynamics, Inc.+#	9,204	213,993
Pixelworks, Inc.+#	22,395	213,200
Planar Systems, Inc.+#	8,088	65,189
Powell Industries, Inc.+	3,759	67,700
Power-One, Inc.+	35,317	205,545
RAE Systems, Inc.+#	19,089	87,428
Rayovac Corp.+	19,050	819,150
Rofin-Sinar Technologies, Inc.+	8,253	302,472
Rogers Corp.+	9,164	418,428
SBS Technologies, Inc.+	8,443	102,329
ScanSource, Inc.+	6,933	435,046
Silicon Image, Inc.+	40,937	471,594
Sipex Corp.+	10,938	24,064
Sonic Solutions+#	10,326	161,499
Spatialigh, Inc.+#	12,983	66,213
Standard Microsystems Corp.+	10,175	178,368
Standex International Corp.	6,745	194,998
Stoneridge, Inc.+	8,598	103,778
Suntron Corp.+#	1,349	3,845
Sypris Solutions, Inc.	3,733	41,474
Taser International, Inc.+#	26,635	346,521
Technitrol, Inc.+	22,312	396,038
Thomas & Betts Corp.+	32,495	1,009,945
Thomas Industries, Inc.	8,023	321,562
Trimble Navigation, Ltd.+	28,018	1,009,208
TTM Technologies, Inc.+	22,537	242,724
Ultralife Batteries, Inc.+#	7,765	131,073
Universal Display Corp.+#	11,506	86,985
Universal Electronics, Inc.+	7,460	126,969
Varian, Inc.+	19,176	817,856
Vicor Corp.	10,574	120,015
Viisage Technology, Inc.+#	16,737	97,075
Watts Industries, Inc., Class A	13,257	440,795
Wesco International, Inc.+	9,916	356,282
Wilson Greatbatch Technologies, Inc.+	11,818	207,170
Woodhead Industries, Inc.	6,696	93,476
Woodward Governor Co.	5,368	392,884
X-Rite, Inc.	11,474	185,535
Zygo Corp.+	9,881	128,749

		27,944,170

Fertilizers - 0.12%

Delta & Pine Land Co.	20,903	605,978
Terra Industries, Inc.+#	21,582	176,541

		782,519

Finance Companies - 0.46%

Accredited Home Lenders Holding Co.+	9,042	361,861
Ares Capital Corp.#	6,121	104,057
Capital Southwest Corp.	1,513	116,380
Charter Municipal Mtg. Acceptance Co.	24,275	531,865
Chittenden Corp.	25,445	676,328
Credit Acceptance Corp.+#	5,537	126,520
Federal Agricultural Mtg. Corp., Class C#	4,659	89,826
Financial Federal Corp.#	9,544	325,259
Metris Cos., Inc.+#	17,839	209,787
Portfolio Recovery Associates, Inc.+#	6,708	253,160
United PanAm Financial Corp.+#	2,554	49,675
World Acceptance Corp.+	8,909	243,216

		3,087,934

Financial Services - 1.28%

Affiliated Managers Group, Inc.+#	13,470	872,317
Apollo Investment Corp.+	34,291	564,087
Archipelago Holdings, Inc.+#	5,891	110,456
Asset Acceptance Capital Corp.+	4,344	88,227
Asta Funding, Inc.	5,135	108,554
BKF Capital Group, Inc.	3,384	139,590
Calamos Asset Management, Inc.	11,061	313,690
Cohen & Steers, Inc.#	4,143	76,190
Coinstar, Inc.+#	11,791	276,027
Collegiate Funding Servies, LLC+#	4,420	73,107
CompuCredit Corp.+	10,323	308,864
Encore Capital Group, Inc.+	6,707	137,561
eSpeed, Inc., Class A+#	13,321	119,623
Gabelli Asset Management, Inc., Class A#	3,641	161,151
Greenhill & Co., Inc.	2,771	96,985
Harris & Harris Group, Inc.+#	8,586	114,451
Investment Technology Group, Inc.+	24,243	456,981
iPayment, Inc.+	5,802	249,718
Jackson Hewitt Tax Service, Inc.	20,796	431,933
Knight Trading Group, Inc.+	64,166	671,176
LaBranche & Co., Inc.+	29,248	270,544
MarketAxess Holdings, Inc.+#	2,781	32,955
Marlin Business Services, Inc.+#	3,280	60,680
MCG Capital Corp.#	18,640	324,150
National Financial Partners Corp.	18,459	729,130
NCO Group, Inc.+	14,952	300,685
Nelnet, Inc.+#	4,480	152,723
PDI, Inc.+	4,664	93,327
Piper Jaffray Cos.+	10,971	433,903
QC Holdings, Inc.+#	2,760	48,548
Resource America, Inc.#	8,219	324,650
Sanders Morris Haris Group, Inc.#	6,602	112,762
Stifel Financial Corp.+	3,991	85,806
SWS Group, Inc.	8,348	150,765

		8,491,316

Foods - 1.02%

Alico, Inc.+#	1,978	115,634
American Italian Pasta Co., Class A#	8,874	239,598
Arden Group, Inc.#	774	73,522
Cal-Maine Foods, Inc.#	8,288	80,559
Chiquita Brands International, Inc.	22,529	514,112
Corn Products International, Inc.	40,328	1,127,974
Flowers Foods, Inc.	19,648	589,440
Gold Kist, Inc.+	7,517	121,926
Hain Celestial Group, Inc.+	14,208	265,263
J&J Snack Foods Corp.	3,351	158,201
John B. Sanfilippo & Son, Inc.+	3,483	90,541
Lance, Inc.	14,189	226,031
M & F Worldwide Corp.+	5,624	77,611
Maui Land & Pineapple Co., Inc.+#	1,780	82,966
MGP Ingredients, Inc.#	4,371	33,526
Performance Food Group Co.+	25,635	695,734
Provide Commerce, Inc.+#	2,414	69,221
Ralcorp Holdings, Inc.	16,165	752,481
Sanderson Farms, Inc.#	5,697	255,624
Seabord Corp.	196	209,720
Tejon Ranch Co.+#	4,188	206,259
United Natural Foods, Inc.+	21,902	682,685
Wild Oats Markets, Inc.+#	15,731	101,465

		6,770,093

Freight - 1.74%

Alexander & Baldwin, Inc.	23,513	1,067,490
Amerco, Inc.+#	5,145	229,518
Arkansas Best Corp.	12,184	526,593
Central Freight Lines, Inc.+	4,740	29,672
Covenant Transport, Inc., Class A+	4,822	99,478
EGL, Inc.+	19,770	627,698
Forward Air Corp.+	11,898	526,843
GATX Corp.	27,256	817,135
Gulfmark Offshore, Inc.+#	7,992	217,462
Heartland Express, Inc.	25,096	517,229
Hub Group, Inc., Class A+	3,972	230,972
Kirby Corp.+	11,991	530,602
Knight Transportation, Inc.	20,252	534,855
Landstar System, Inc.+	32,966	1,156,447
Marten Transport, Ltd.+	5,056	116,541
Navarre Corp.+#	12,185	83,467
Nuco2, Inc.+#	3,772	91,056
Offshore Logistics, Inc.+	11,168	367,539
Overnite Corp.	15,488	526,127
Overseas Shipholding Group, Inc.	14,879	968,921
P.A.M. Transportation Services, Inc.+	3,530	63,681
Quality Distribution, Inc.+	4,610	47,949
SCS Transportation, Inc.+	8,220	182,073
Seabulk International, Inc.+#	3,211	57,766
Swift Transportation Co., Inc.+#	24,947	591,743
US Xpress Enterprises, Inc., Class A+	3,181	84,583
USF Corp.	15,330	732,774
Werner Enterprises, Inc.	26,518	567,485

		11,593,699

Funeral Services - 0.10%

Alderwoods Group, Inc.+#	22,121	270,983
Stewart Enterprises, Inc., Class A+	59,386	376,507

		647,490

Gas & Pipeline Utilities - 0.19%

Atmos Energy Corp.	42,321	1,166,790
Cascade Natural Gas Corp.#	6,205	127,513

		1,294,303

Hardware & Tools - 0.10%

Lincoln Electric Holdings, Inc.	18,589	587,412
Penn Engineering & Manufacturing Corp.	5,940	108,405

		695,817

Healthcare - 2.39%

Advanced Medical Optics, Inc.+	19,720	748,374
Alliance Imaging, Inc.+#	6,952	78,697
Amedisys, Inc.+#	7,268	232,140
America Service Group, Inc.+	5,879	147,210
American Healthways, Inc.+#	15,993	543,442
American Medical Systems Holdings, Inc.+	13,954	552,578
Apria Healthcare Group, Inc.+	27,594	895,701
BioVeris Corp.+	11,352	72,993
Bruker BioSciences Corp.+	11,825	44,107
Candela Corp.+#	10,631	102,589
Corvel Corp.+	3,507	78,206
Encore Medical Corp.+	17,010	88,962
Epix Medical, Inc.+	12,602	105,479
Exactech, Inc.+#	3,373	60,073
Genesis HealthCare Corp.+	10,970	451,745
Gentiva Health Services, Inc.+	13,976	235,356
HealthExtras, Inc.+	10,238	166,163
Hooper Holmes, Inc.	31,663	140,267
Intuitive Surgical, Inc.+#	18,530	873,689
Invacare Corp.	14,352	676,266
Inverness Medical Innovations, Inc.+#	7,425	176,344
Kindred Healthcare, Inc.+#	14,567	476,341
LabOne, Inc.+	9,427	339,372
Magellan Health Services, Inc.+	14,887	508,838
Matria Healthcare, Inc.+#	8,547	246,154
Medcath Corp.+#	3,332	94,595
Mentor Corp.#	24,212	838,219
Micro Therapeutics, Inc.+#	7,568	29,742

Molina Healthcare, Inc.+	5,733	257,297
National Healthcare Corp.#	3,713	138,792
OCA, Inc.+#	23,357	115,851
Odyssey Healthcare, Inc.+#	20,244	227,745
Option Care, Inc.	7,313	141,360
Orthovita, Inc.+#	25,696	92,506
PolyMedica Corp.	14,525	500,096
Province Healthcare Co.+	27,291	629,876
Psychiatric Solutions, Inc.+	6,524	259,786
Radiation Therapy Services, Inc.+	3,042	47,212
RehabCare Group, Inc.+	8,963	257,238
Res-Care, Inc.+	9,638	131,944
Sola International, Inc.+	17,678	491,802
Steris Corp.+	38,616	955,746
Sybron Dental Specialties, Inc.+	21,318	761,479
Symbion, Inc.+	4,576	98,109
Thermogenesis Corp.+	24,671	134,704
United Surgical Partners International, Inc.+	15,549	638,442
VistaCare, Inc., Class A+#	4,976	87,180
VISX, Inc.+	26,942	650,919
Vital Signs, Inc.	3,104	127,512
Vnus Medical Technologies, Inc.+#	2,981	35,772
Zila, Inc.+#	25,076	103,815

		15,888,825

Heavy Duty Trucks/Parts - 0.20%

Bandag, Inc.#	6,205	274,323
Cascade Corp.	5,884	211,236
Federal Signal Corp.#	26,612	418,873
Wabash National Corp.+#	16,786	452,718

		1,357,150

Home Builders - 0.63%

Beazer Homes USA, Inc.#	7,573	1,301,950
Brookfield Homes Corp.	8,250	344,932
Dominion Homes, Inc.+	2,207	42,419
Levitt Corp., Class A	8,472	253,482
M/I Schottenstein Homes, Inc.#	6,702	377,323
Meritage Corp.+	11,706	857,230
Orleans Homebuilders, Inc.+#	1,346	26,382
Technical Olympic USA, Inc.#	5,085	154,177
WCI Communities, Inc+	18,717	649,480
William Lyon Homes, Inc.+#	2,321	206,198

		4,213,573

Hospital Management - 0.42%

Amsurg Corp.+	16,723	404,027
Beverly Enterprises, Inc.+	59,314	711,768
LifePoint Hospitals, Inc.+	21,138	846,577
Pediatrix Medical Group, Inc.+	12,362	847,168

		2,809,540

Hospital Supplies - 0.90%
Aaon, Inc.+	4,821	74,243
Abiomed, Inc.+#	8,426	90,158
Advanced Neuromodulation Systems, Inc.+#	11,107	327,657
Align Technology, Inc.+#	28,784	217,895
Arrow International, Inc.	10,589	357,273
ArthroCare Corp.+#	11,759	338,894
Closure Medical Corp.+	3,802	86,077
Conceptus, Inc.+#	14,104	110,858
Conmed Corp.+	16,441	486,818
Datascope Corp.	6,446	226,770
Diagnostic Products Corp.	12,520	571,288
ICU Medical, Inc.+#	5,832	178,576
Isolagen, Inc.+#	12,232	91,862
IVAX Diagnostics, Inc.+	3,719	12,161
Kensey Nash Corp.+#	5,266	170,566
Medical Action Industries, Inc.+	4,511	87,513
Merit Medical Systems, Inc.+	12,963	170,723
Microtek Medical Holdings, Inc.+#	23,756	90,035
NuVasive, Inc.+	3,589	46,083
OrthoLogic Corp.+	21,016	120,001
Owens & Minor, Inc.	21,716	606,094
PSS World Medical, Inc.+	37,284	453,374
SonoSite, Inc.+#	8,143	222,141
Techne Corp.+	22,731	774,900
Young Innovations, Inc.#	2,599	92,498

		6,004,458

Household Products - 0.60%

Chattem, Inc.+	9,253	338,660
CSS Industries, Inc.#	3,844	126,698
Elizabeth Arden, Inc.+	12,402	318,111
Intermediate Parfums, Inc.#	2,799	39,214
Jacuzzi Brands, Inc.+	41,677	429,273
Jarden Corp.+#	15,043	654,521
John H. Harland Co.#	15,575	571,603
Libbey, Inc.	7,551	180,620
Lifetime Hoan Corp.#	3,946	60,966
National Presto Industries, Inc.	2,599	108,794
Playtex Products, Inc.+#	19,231	164,040
Revlon, Inc., Class A+	80,707	196,118
Russ Berrie and Co., Inc.#	4,425	100,713
Tupperware Corp.	28,852	591,177
Water Pik Technologies, Inc.+	5,490	103,377

		3,983,885

Human Resources - 0.59%

AMN Healthcare Services, Inc.+#	6,345	85,848
CDI Corp.	6,809	141,695
Cross Country Healthcare, Inc.+#	12,692	194,061
Gevity HR, Inc.	13,100	237,896
Heidrick & Struggles International, Inc.+	9,261	316,171
Hudson Highland Group, Inc.+#	11,014	183,713
Kelly Services, Inc., Class A	9,729	287,492

Kforce, Inc.+	14,116	160,922
Korn/Ferry International+#	17,291	331,641
Labor Ready, Inc.+	22,885	429,780
Medical Staffing Network Holdings, Inc.+	6,704	43,710
MPS Group, Inc.+	58,127	624,284
Resources Connection, Inc.+#	12,788	636,331
Spherion Corp.+	33,387	260,419

		3,933,963

Information Processing - 0.03%

Trident Microsystems, Inc.+#	10,362	191,593

Information Processing - Computer Services - 0.07%

CMG Information Services, Inc.+#	247,144	476,988

Information Processing - Consumer Software - 0.06%

RealNetworks, Inc.+#	62,212	389,447

Information Processing - Hardware - 0.92%

Advanced Digital Information Corp.+	35,490	294,922
Cray, Inc.+#	47,392	178,194
Digimarc Corp.+#	8,546	66,146
Dot Hill Systems Corp.+	23,989	151,371
Electronics Boutique Holdings Corp.+#	6,423	242,982
Electronics for Imaging, Inc.+	29,636	491,068
Gateway, Inc.+#	123,164	578,871
Hutchinson Technology, Inc.+#	14,420	470,957
Imation Corp.	19,609	674,353
InFocus Corp.+	21,893	140,115
Iomega Corp.+#	28,499	128,815
Komag, Inc.+	15,211	306,502
LaserCard Corp.+#	5,386	41,741
Lexar Media, Inc.+#	39,151	158,953
Mercury Computer Systems, Inc.+	11,734	345,332
Mobility Electronics, Inc.+#	13,665	99,754
Overland Storage, Inc.+	7,560	111,888
PalmOne, Inc.+#	23,118	550,671
PC Connection, Inc.+#	3,983	30,550
Quantum Corp.+	99,647	287,980
Silicon Storage Technology, Inc.+	44,898	207,429
SimpleTech, Inc.+	11,147	43,808
Stratasys, Inc.+#	5,075	146,972
Synaptics, Inc.+	12,170	290,741
Transact Technologies, Inc.+	4,725	84,058

		6,124,173

Information Processing - Services - 4.07%

ActivCard Corp.+	23,343	150,329
Adaptec, Inc.+	60,335	328,222
Aeroflex, Inc.+	36,488	370,718
Agilysys, Inc.#	15,880	299,497
Anixter International, Inc.+	16,395	615,468
Ansoft Corp.+	3,681	96,442
Answerthink, Inc.+	24,876	106,469
Anteon International Corp.+	14,908	565,908
aQuantive, Inc.+#	26,252	277,484
Ariba, Inc.+#	33,068	301,249
AsiaInfo Holdings, Inc.+	19,520	85,888
Autobytel, Inc.+	22,966	126,772
BISYS Group, Inc.+	66,568	986,538
Black Box Corp.	8,931	347,862
Blue Coat Sytems, Inc.+#	5,211	97,029
Brocade Communications Systems, Inc.+	143,466	889,489
CACI International, Inc., Class A+	16,114	869,511
Carreker Corp.+#	11,188	78,764
Catapult Communications Corp.+	3,889	93,336
Ciber, Inc.+	28,202	211,233
CNET Networks, Inc.+#	70,523	638,233
Corillian Corp.+	17,939	57,046
Covansys Corp.+	11,094	130,909
CSG Systems International, Inc.+	28,250	483,075
Cyberguard Corp.+	9,479	67,111
Digital Insight Corp.+#	19,398	311,338
Digital River, Inc.+#	17,627	531,102
Digitas, Inc.+	39,202	388,100
Doubleclick, Inc.+	62,452	486,501
Earthlink, Inc.+	72,737	634,994
eCollege.com, Inc.+#	8,789	101,601
Entrust, Inc.+	35,157	142,034
Epicor Software Corp.+	22,961	355,436
Equinix, Inc.+#	5,368	235,065
Extreme Networks, Inc.+	59,713	347,530
Factset Research Systems, Inc.#	16,893	557,300
FileNET Corp.+	22,859	535,358
FindWhat.com+#	14,157	155,727
Forrester Research, Inc.+	7,553	118,582
Gartner, Inc., Class A+#	35,251	339,467
GSI Commerce, Inc.+	10,699	153,531
Harris Interactive, Inc.+	28,804	144,020
iGate Corp.+	11,518	47,339
Infospace, Inc.+#	17,647	731,645
INTAC International, Inc.+#	4,353	75,176
Intergraph Corp.+	18,263	543,690
Internap Network Services Corp.+#	160,475	91,471
Internet Capital Group, Inc.+#	21,048	175,119
Internet Security Systems, Inc.+	21,305	427,804
IPass, Inc.+#	24,435	148,809
iVillage, Inc.+	17,386	99,970
j2 Global Communications, Inc.+#	10,413	398,922
Jupitermedia Corp.+	9,242	124,212
Kanbay International, Inc.+	3,956	90,236
Keynote Systems, Inc.+	8,508	101,245
Kintera, Inc.+#	3,688	25,742
Kronos, Inc.+	17,173	958,940
Looksmart, Ltd.+	52,804	57,556
Manhattan Associates, Inc.+	16,691	331,650
MatrixOne, Inc.+	28,399	150,231

Maxwell Technologies, Inc.+#	6,054	65,928
McDATA Corp., Class A+#	64,968	255,324
Mentor Graphics Corp.+	42,217	581,750
Merge Technologies, Inc.+#	6,068	110,438
Micros Systems, Inc.+	17,818	577,838
Mindspeed Technologies, Inc.+#	55,018	155,151
MTS Systems Corp.	11,711	353,672
Neoforma, Inc.+#	5,098	43,384
Ness Technologies, Inc.+	7,432	97,656
Net2Phone, Inc.+#	19,726	45,962
Netratings, Inc.+	6,792	128,573
NetScout Systems, Inc.+	13,126	68,124
NIC, Inc.+#	17,219	87,473
Opsware, Inc.+#	28,371	157,459
Paradyne Networks, Inc.+	21,778	43,992
PCTEL, Inc.+	11,580	87,429
PEC Solutions, Inc.+	6,382	73,521
Pegasystems, Inc.+	6,250	37,313
Perot Systems Corp., Class A+	42,049	557,570
Phase Forward, Inc.+#	3,035	20,031
PlanetOut, Inc.+#	3,205	31,569
Portal Software, Inc.+#	17,837	49,230
ProQuest Co.+#	13,231	483,593
RadiSys Corp.+#	10,365	157,859
Redback Networks, Inc.+#	17,260	114,779
Rightnow Technologies, Inc.+#	3,482	44,082
Sapient Corp.+	43,557	321,015
Schawk, Inc., Class A	5,016	106,891
Secure Computing Corp.+#	19,678	179,070
SI International, Inc.+#	3,610	91,802
Silicon Graphics, Inc.+#	144,374	160,255
Sohu.com, Inc.+#	12,207	218,627
SonicWALL, Inc.+	32,880	203,198
SRA International, Inc., Class A+	7,200	437,976
Sykes Enterprises, Inc.+	13,835	106,114
Syntel, Inc.#	4,052	77,029
Tier Technologies, Inc., Class B+#	9,173	61,276
Trizetto Group, Inc.+	17,331	154,073
Tyler Technologies, Inc.+	20,303	142,933
United Online, Inc.+#	29,445	319,478
ValueClick, Inc.+	43,728	553,159
Verso Technologies, Inc.+#	73,509	28,669
webMethods, Inc.+#	25,584	160,412
Websense, Inc.+	12,686	759,257
WebSideStory, Inc.+	3,180	41,054
Xybernaut Corp.+#	97,817	80,210
Zixit Corp.+#	11,529	34,241

		27,058,464

Information Processing - Software - 3.56%

Actuate Corp.+	28,602	77,225
Advent Software, Inc.+	13,053	230,516
Agile Software Corp.+	28,846	197,884
Allscripts Heathcare Solutions, Inc.+#	15,135	202,809
Altiris, Inc.+	11,495	335,999
Ansys, Inc.+	16,992	611,032
Ascential Software Corp.+	32,801	508,743
Aspen Technologies, Inc.+#	22,830	120,999
At Road, Inc.+	18,884	85,545
Atari, Inc.+#	5,095	13,604
Authentidate Holding Corp.+#	15,993	80,605
Blackbaud, Inc.	4,470	51,718
Blackboard, Inc.+#	3,586	60,962
Borland Software Corp.+	44,658	372,894
Callwave, Inc.+	2,218	20,029
Captaris, Inc.+	16,795	81,624
CCC Information Services Group, Inc.+	4,195	91,912
Cerner Corp.+#	15,727	819,377
Chordiant Software, Inc.+	39,643	68,979
Computer Programs & Systems, Inc.	3,568	92,161
Concord Communications, Inc.+	10,109	104,224
Concur Technologies, Inc.+#	14,471	122,280
Cybersource Corp.+	15,108	81,281
Dendrite International, Inc.+	19,964	306,647
Epiphany, Inc.+	42,015	145,792
Echelon Corp.+#	15,477	107,875
Eclipsys Corp.+	20,180	310,772
eFunds Corp.+	26,465	588,582
Embarcadero Technologies, Inc.+#	11,734	79,204
EPIQ Systems, Inc.+#	7,544	95,809
eResearch Technology, Inc.+#	24,587	382,820
F5 Networks, Inc.+	19,058	1,049,905
FalconStor Software, Inc.+#	14,593	105,945
Hyperion Solutions Corp.+	21,572	1,088,955
IDX Systems Corp.+	11,466	393,398
Infocrossing, Inc.+#	8,677	162,781
Informatica Corp.+	47,418	368,438
Infousa, Inc.+	17,583	181,808
InPhonic, Inc.+	4,155	95,814
Inter-Tel, Inc.	11,378	312,781
Intervideo, Inc.+	4,737	60,160
InterVoice-Brite, Inc.+	19,870	215,589
Interwoven, Inc.+#	22,358	202,787
JDA Software Group, Inc.+	14,220	190,975
Keane, Inc.+	27,924	369,714
Lawson Software, Inc.+#	30,740	178,292
Lionbridge Technologies, Inc.+	25,762	154,314
Mantech International Corp., Class A+	9,308	229,721
Manugistics Group, Inc.+	30,349	60,698
MAPICS, Inc.+	14,050	177,030
MapInfo Corp.+	11,172	146,688
Micromuse, Inc.+	43,289	212,982
Microstrategy, Inc., Class A+	6,632	469,015
Motive, Inc.+	2,916	32,047
MRO Software, Inc.+	10,814	146,097
MSC Software Corp.+#	15,134	181,154
NDCHealth Corp.	19,917	308,913
NetIQ Corp.+	31,547	371,939
Omnicell, Inc.+#	12,035	78,227
Open Solutions, Inc.+	7,270	148,308
Openwave Systems, Inc.+#	35,552	453,644
Opnet Technologies, Inc.+#	6,515	48,928
Packeteer, Inc.+	18,150	287,133
PalmSource, Inc.+#	8,091	81,881
Parametric Technology Corp.+	148,265	852,524
PDF Solutions, Inc.+	8,071	109,362

Per-Se Technologies, Inc.+#	12,539	189,590
Pinnacle Systems, Inc.+	38,054	162,871
PLATO Learning, Inc.+#	12,712	98,772
Progress Software Corp.+	17,395	402,694
QAD, Inc.	7,084	55,397
Quality Systems, Inc.+#	1,864	150,052
Quest Software, Inc.+	27,498	373,148
Renaissance Learning, Inc.#	4,208	70,989
Retek, Inc.+	30,853	259,474
RSA Security, Inc.+	38,463	628,485
S1 Corp.+	39,014	299,628
Salesforce.com, Inc.+#	6,374	102,366
ScanSoft, Inc.+#	44,642	191,514
Seachange International, Inc.+#	13,524	187,307
SeeBeyond Technology Corp.+#	27,427	104,223
Serena Software, Inc.+#	13,881	320,651
SPSS, Inc.+	7,828	151,863
SS&C Technologies, Inc.	7,513	181,214
Stellent, Inc.+#	11,222	100,886
SupportSoft, Inc.+	20,068	118,602
Synnex Corp.+#	3,623	81,807
Talx Corp.	11,316	232,544
THQ, Inc.+#	21,050	575,507
Tradestation Group, Inc.+	10,381	69,760
Transaction Systems Architects, Inc., Class A+	20,567	480,856
Tumbleweed Communications Corp.+	26,369	68,559
Ulticom, Inc.+#	5,722	80,280
Ultimate Software Group, Inc.+	9,068	122,055
Verint Systems, Inc.+	6,464	255,102
Verity, Inc.+	16,463	195,087
Vignette Corp.+	159,683	190,023
WatchGuard Technologies, Inc.+	18,507	67,180
WebEx Communications, Inc.+#	16,660	389,344
Wind River Systems, Inc.+	39,265	528,507
Witness Systems, Inc.+	12,042	225,306

		23,689,493

Insurance - 2.63%

21st Century Insurance Group (2)	12,242	173,102
Affirmative Insurance Holdings, Inc.#	5,199	85,939
Alfa Corp.	18,254	263,405
American Physicians Capital, Inc.+	4,702	171,576
AMERIGROUP Corp.+	27,370	1,090,968
AmerUs Group Co.#	21,747	1,046,683
Argonaut Group, Inc.+	12,936	303,867
Baldwin & Lyons, Inc., Class B#	4,432	112,706
Bristol West Holdings, Inc.	8,366	141,385
Centene Corp.+	22,411	747,631
Ceres Group, Inc.+	16,676	89,383
Citizens, Inc., Class A+#	17,335	97,076
CNA Surety Corp.+	8,607	118,777
Commerce Group, Inc.	13,420	915,110
Crawford & Co., Class B#	7,114	49,727
Delphi Financial Group, Inc., Class A	13,658	608,874
Direct General Corp.	8,757	177,154
Donegal Group, Inc., Class A	3,464	82,686
EMC Insurance Group, Inc.	3,329	64,516
Enstar Group, Inc.+#	1,763	113,096
FBL Financial Group, Inc., Class A	6,881	188,195
First Acceptance Corp.+#	11,309	116,822
FPIC Insurance Group, Inc.+#	4,436	153,397
Great American Financial Resources, Inc.	4,010	66,847
Harleysville Group, Inc.	7,145	151,331
Hilb, Rogal & Hamilton Co.#	17,028	584,231
Horace Mann Educators Corp.	23,630	443,299
Independence Holding Co.#	2,530	49,664
Infinity Property & Casualty Corp.	11,424	367,053
Kansas City Life Insurance Co.#	2,032	97,028
LandAmerica Financial Group, Inc.	9,836	538,423
Midland Co.	5,017	154,975
National Western Life Insurance Co., Class A+	1,211	211,017
Navigators Group, Inc.+	4,739	142,170
NYMAGIC, Inc.	1,823	41,747
Ohio Casualty Corp.+	33,922	818,538
Philadelphia Cons. Holding Corp.+	9,858	749,011
Phoenix Cos., Inc.#	52,321	670,755
PMA Capital Corp., Class A+#	14,939	135,198
Presidential Life Corp.	11,781	182,723
ProAssurance Corp.+	14,481	586,480
RLI Corp.	12,386	536,314
Safety Insurance Group, Inc.#	5,547	205,627
Selective Insurance Group, Inc.	15,331	705,379
Sierra Health Services, Inc.+	12,720	783,043
State Auto Financial Corp.	7,449	208,051
Tower Group, Inc.	8,269	101,957
Triad Guaranty, Inc.+	5,156	270,845
UICI	20,874	572,365
United Fire & Casualty Co.#	7,964	253,016
Universal American Financial Corp.+	14,620	229,973
USI Holdings Corp.+#	19,496	223,229
Vesta Insurance Group, Inc.	19,948	67,823
WellCare Health Plans, Inc.+	5,003	157,044
Zenith National Insurance Corp.#	5,887	298,059

		17,515,290

Insurance - Life - 0.02%

American Equity Investment Life#	11,892	129,742

Leisure & Tourism - 4.40%

Action Performance Cos., Inc.#	8,558	124,262
Alliance Gaming Corp.+#	28,441	315,695
Alloy, Inc.+#	18,203	110,674
Ambassadors Group, Inc.	4,424	147,452
Ameristar Casinos, Inc.	6,309	309,015
Arctic Cat, Inc.	7,615	206,367
Argosy Gaming Co.+	14,416	665,587
Aztar Corp.+	19,101	567,491

BJ’s Restaurants, Inc.+#	5,943	95,979
Bluegreen Corp.+	8,994	221,972
Bob Evans Farms, Inc.	19,473	441,063
Boyd Gaming Corp.	25,170	1,233,582
Buffalo Wild Wings, Inc.+#	3,143	118,491
California Pizza Kitchen, Inc.+	10,574	252,930
Callaway Golf Co.#	37,192	499,117
Carmike Cinemas, Inc.	4,240	147,934
CBRL Group, Inc.	27,431	1,174,321
CEC Entertainment, Inc.+	20,659	799,503
Churchill Downs, Inc.	4,228	188,822
CKE Restaurants, Inc.+#	28,616	441,831
Cosi, Inc.+#	11,375	82,469
Dave & Buster’s, Inc.+	6,144	121,160
Dollar Thrifty Automotive Group, Inc.+	13,954	430,202
Dominos Pizza, Inc.	13,404	228,806
Dover Downs Gaming & Entertainment, Inc.#	5,609	70,954
Dover Motorsports, Inc.	8,627	49,950
Empire Resorts, Inc.+#	4,738	53,516
Escalade, Inc.+#	4,344	58,774
Gaylord Entertainment Co.+#	16,864	721,779
Handleman Co.	12,285	253,194
Hollywood Entertainment Corp.+	29,093	397,701
IHOP Corp.#	11,177	526,213
Isle of Capri Casinos, Inc.+#	7,458	208,749
Jack in the Box, Inc.+	20,182	724,534
Jakks Pacific, Inc.+#	14,008	276,938
K2, Inc.+	22,990	329,447
La Quinta Corp.@+	103,886	960,945
Lakes Entertainment, Inc.+#	8,475	151,364
Landry’s Seafood Restaurants, Inc.	11,902	344,563
Life Time Fitness, Inc.+#	6,573	164,917
Lone Star Steakhouse & Saloon, Inc.#	8,782	233,601
Macrovision Corp.+	27,270	661,297
Magna Entertainment Corp., Class A+#	40,949	269,444
Marcus Corp.	10,911	254,445
Marine Products Corp.	4,784	136,057
Midway Games, Inc.+#	25,518	267,173
MTR Gaming Group, Inc.+	12,832	154,112
Multimedia Games, Inc.+#	13,081	130,679
Nautilus Group, Inc.#	15,829	350,771
Navigant International, Inc.+#	7,778	99,870
Nevada Gold & Casinos, Inc.+	4,499	60,062
O’Charley’s, Inc.+	11,732	247,780
Panera Bread Co., Class A+#	15,696	839,108
Papa John’s International, Inc.+#	6,102	209,848
Party City Corp.+	6,307	78,522
Penn National Gaming, Inc.+	17,703	1,068,553
PF Chang’s China Bistro, Inc.+#	14,147	775,397
Pinnacle Airlines Corp.+	10,727	112,526
Pinnacle Entertainment, Inc.+	19,649	304,560
Playboy Enterprises, Inc., Class B+	10,802	150,148
Rare Hospitality International, Inc.+	18,795	549,942
RC2 Corp.+	9,123	282,174
Red Robin Gourmet Burgers, Inc.+	6,619	300,039
Ryans Restaurant Group. Inc.+	23,261	312,628
Scientific Games Corp., Class A+	42,322	1,088,522
SCP Pool Corp.	29,492	1,003,908
Shuffle Master, Inc.+#	19,245	630,466
Six Flags, Inc.+#	51,459	229,507
Sonic Corp.+	32,829	1,106,009
Speedway Motorsports, Inc.	8,183	304,408
Sports Resorts International, Inc.+	776	3,088
Steak n Shake Co.+	13,439	257,088
Steinway Musical Instruments, Inc.+	3,715	100,602
Sunterra Corp.+#	10,257	168,112
Take-Two Interactive Software, Inc.+#	24,668	904,576
Texas Roadhouse, Inc.+	5,800	162,400
Tivo, Inc.+#	25,241	101,216
Trans World Entertainment Corp.+#	12,194	171,082
Travelzoo, Inc.+#	906	55,864
Triarc Cos., Inc., Class B#	19,742	296,130
Vail Resorts, Inc.+	10,855	264,211
WMS Industries, Inc.+#	10,740	322,093

		29,236,281

Machinery - 3.00%

Actuant Corp., Class A+	13,112	708,704
Albany International Corp., Class A	14,502	467,690
Applied Industrial Technologies, Inc.	14,200	402,144
Astec Industries, Inc.+	7,600	140,980
Aviall, Inc.+	13,056	365,568
Baldor Electric Co.	18,211	473,486
Brady Corp., Class A	20,110	696,208
Bucyrus International, Inc.	6,836	296,887
Capstone Turbine Corp.+#	46,038	77,804
Carbo Ceramics, Inc.	7,018	519,192
Clarcor, Inc.	14,033	775,604
Cognex Corp.	22,084	611,727
Cuno, Inc.+	9,368	526,482
EnPro Industries, Inc.+	11,465	320,217
Flowserve Corp.+	30,003	749,775
Franklin Electric Co., Inc.	8,882	348,352
Gardner Denver, Inc.+	10,925	449,127
General Binding Corp.+	3,304	44,340
Global Power Equipment Group, Inc.+	18,703	183,476
Gorman-Rupp Co.	5,068	111,800
Granite Construction, Inc.	18,407	489,810
IDEX Corp.	27,733	1,095,454
Insituform Technologies, Inc., Class A+	14,773	234,300
Intevac Inc.+#	9,254	77,271
JLG Industries, Inc.#	24,163	517,088
Joy Global, Inc.	42,180	1,550,115

Kadant, Inc.+	7,909	158,575
Kennametal, Inc.	20,169	989,895
Layne Christensen Co.+	5,449	96,611
Lindsay Manufacturing Co.	6,503	151,130
Lufkin Industries, Inc.	3,940	170,247
Manitowoc Co., Inc.	14,776	608,771
Middleby Corp.#	2,468	133,025
Milacron, Inc.+#	15,213	43,205
NACCO Industries, Inc., Class A	2,593	288,342
Nordson Corp.	14,672	586,733
Precision Castparts Corp.	1	75
Presstek, Inc.+#	14,210	126,043
Quixote Corp. #	4,155	74,084
Regal-Beloit Corp.#	13,522	417,018
Robbins & Myers, Inc.#	6,015	144,360
Sauer-Danfoss, Inc.	5,562	119,027
Stewart & Stevenson Services, Inc.	15,889	340,342
Tecumseh Products Co., Class A	9,096	373,391
Tennant Co.	4,199	165,021
Terex Corp.+	27,267	1,232,468
Toro Co.	12,633	1,095,407
Wabtec Corp.	21,966	404,394

		19,951,765

Manufacturing - 0.04%

Applied Films Corp.+	8,156	183,102
Greenbrier Companies, Inc.	3,136	84,766

		267,868

Medical - Biomedical/Gene - 0.71%

Alexion Pharmaceuticals, Inc.+#	14,946	348,989
Axonyx, Inc.+#	28,336	46,754
Barrier Therapeutics, Inc.+#	3,617	62,321
Biocryst Pharmaceuticals, Inc.+#	9,039	53,149
CancerVax Corp.+#	9,139	69,639
Corgentech, Inc.+#	3,405	19,204
Cytogen Corp.+#	8,577	109,014
Cytokinetics, Inc.+#	4,183	40,575
Decode Genetics, Inc.+#	26,556	171,552
Encysive Pharmaceuticals, Inc.+	31,537	347,538
Exelixis, Inc.+	34,833	247,663
Genaera Corp.+#	31,448	97,489
Genencor International, Inc.+	4,134	79,538
GTx, Inc.+#	3,000	31,470
Human Genome Sciences, Inc.+#	71,755	800,786
Keryx Biopharmaceuticals, Inc.+#	11,971	155,623
Kosan Biosciences, Inc.+#	11,677	62,472
Lifecell Corp.+	15,712	135,909
Marshall Edwards, Inc.+#	3,968	31,427
Momenta Pharmaceuticals, Inc.+#	3,398	26,029
Myogen, Inc.+#	10,414	87,061
Myriad Genetics, Inc.+#	16,954	367,393
Oscient Pharmaceuticals Corp.+#	33,570	113,131
Progenics Pharmaceuticals, Inc.+	6,505	151,046
Regeneron Pharmaceuticals, Inc.+#	20,989	128,243
Tercica, Inc.+#	3,148	31,448
Transkaryotic Therapies, Inc.+#	16,202	373,294
Vertex Pharmaceuticals, Inc.+#	43,575	502,855

		4,691,612

Medical Technology - 2.32%

Abaxis, Inc.+#	9,657	106,613
Aksys, Ltd.+#	4,452	20,835
Albany Molecular Research, Inc.+#	12,841	125,842
Animas Corp.+#	2,491	55,163
Applera Corp. - Celera Genomics Group+	40,349	448,277
Ariad Pharmaceuticals, Inc.+	28,926	181,077
Aspect Medical Systems, Inc.+	6,793	146,593
Avant Immunotherapeutics, Inc.+#	41,088	69,028
Bio-Rad Laboratories, Inc., Class A+	9,620	470,514
Bio-Reference Labs, Inc.+#	4,607	67,262
Biolase Technology, Inc.#	11,142	112,089
Biosite, Inc.+#	7,163	415,024
Cambrex Corp.	14,441	327,666
Cardiac Science, Inc.+#	40,547	74,201
CardioDynamics International Corp.+	19,905	87,383
Cell Genesys, Inc.+#	24,702	148,706
Cepheid, Inc.+#	23,069	250,991
Ciphergen Biosystems, Inc.+#	12,801	39,683
Connetics Corp.+#	17,375	430,031
CTI Molecular Imaging, Inc.+#	17,204	282,318
CuraGen Corp.+#	23,813	131,686
Curis, Inc.+#	26,155	106,712
Cyberonics, Inc.+#	9,580	359,154
Digene Corp.+#	7,758	186,425
Diversa Corp.+	13,064	86,745
DJ Orthopedics, Inc.+	9,881	238,231
E-Z-Em, Inc.+	3,644	49,267
Enzo Biochem, Inc.+#	14,006	227,878
Enzon, Inc.+	24,251	260,698
Foxhollow Technologies, Inc.+#	2,568	70,748
Geron Corp.+#	24,941	174,338
Haemonetics Corp.+	10,795	447,777
Hanger Orthopedic Group, Inc.+	11,842	71,999
Hologic, Inc.+	11,278	416,722
II-VI, Inc.+#	6,201	241,901
Illumina, Inc.+	16,087	133,200
Immucor Corp.+	24,722	734,367
Immunicon Corp.+#	3,335	21,277
Immunomedics, Inc.+#	24,941	66,343
Incyte Genomics, Inc.+	38,307	334,420
Integra LifeSciences Corp.+#	11,215	415,964
InterMune, Inc.+#	15,871	175,216
Intralase Corp.+	4,227	78,242
Kyphon, Inc.+#	12,872	316,394
Laserscope+#	10,000	335,300
LCA-Vision, Inc.	8,537	246,890
Lexicon Genetics, Inc.+#	35,031	199,677
Lifeline Systems, Inc.+	6,125	168,376
Luminex Corp.+#	14,833	114,214
Maxim Pharmaceuticals, Inc.+	15,661	27,563

Maxygen, Inc.+	12,452	119,788
Nanogen, Inc.+#	18,818	74,707
Neose Technologies, Inc.+#	11,426	49,360
Northfield Laboratories, Inc.+#	10,521	164,969
Noven Pharmaceuticals, Inc.+	12,933	213,653
OraSure Technologies, Inc.+#	21,958	147,119
Palatin Technologies, Inc.+#	29,129	67,579
Palomar Medical Technologies, Inc.+#	6,638	191,573
Peregrine Pharmaceuticals, Inc.+#	69,537	82,749
Possis Medical, Inc.+	8,874	83,593
Praecis Pharmaceuticals, Inc.+	28,938	40,803
Quidel Corp.+#	17,478	77,078
Regeneration Technologies, Inc.+#	12,837	137,869
Seattle Genetics, Inc.+	17,256	86,798
Serologicals Corp.+#	16,373	395,735
Sonic Innovations, Inc.+#	10,186	48,791
Specialty Laboratories, Inc.+#	4,414	42,021
Stereotaxis, Inc.+#	3,049	28,478
SurModics, Inc.+#	7,844	252,185
Telik, Inc.+#	24,163	456,197
Third Wave Technologies, Inc.+#	15,526	106,043
Thoratec Corp.+#	24,803	291,435
TriPath Imaging, Inc.+#	15,211	114,387
Urologix, Inc.+#	7,775	45,562
Ventana Medical Systems, Inc.+#	7,563	508,461
Viasys Healthcare, Inc.+	17,024	352,227
West Pharmaceutical Services, Inc.	16,398	421,429
Wright Medical Group, Inc.+	14,690	374,448
Zoll Medical Corp.+	5,087	153,933

		15,425,990

Merchandising - Drug - 0.01%

Pharmos Corp.+#	52,157	37,031

Metals - 2.31%

AK Steel Holding Corp.+#	60,121	1,055,124
Allegheny Technologies, Inc.	52,698	1,296,898
AMCOL International Corp.	11,909	263,784
Brush Engineered Materials, Inc.+	10,474	213,355
Carpenter Technology Corp.	13,249	895,897
Century Aluminum Co.+	10,409	338,397
CIRCOR International, Inc.	8,482	212,050
Cleveland-Cliffs, Inc.#	11,830	950,540
Commercial Metals Co.	32,112	1,117,498
Gibraltar Industries, Inc.	13,002	320,759
Hecla Mining Co.+#	65,410	368,912
Lawson Products, Inc.	2,708	126,030
MascoTech, Inc.+(1)(3)	9,672	0
Maverick Tube Corp.+	23,410	832,460
Metal Managemet, Inc.#	9,738	288,537
Metals USA, Inc.+#	11,158	271,920
Mueller Industries, Inc.	19,345	608,981
NN, Inc.	9,243	99,640
NS Group, Inc.+	10,131	346,582
Oregon Steel Mills, Inc.+	18,914	550,587
Quanex Corp.	13,624	801,772
Reliance Steel & Aluminum Co.	15,591	712,509
Royal Gold, Inc.#	9,081	160,098
RTI International Metals, Inc.+	11,720	317,612
Ryerson Tull, Inc.#	13,002	186,579
Schnitzer Steel Industries, Inc., Class A#	10,841	440,361
Steel Dynamics, Inc.#	20,697	921,844
Steel Technologies, Inc.	5,548	171,045
Titanium Metals Corp.+#	3,623	137,964
Tredegar Corp.	15,320	265,036
USEC, Inc.#	46,371	686,291
Valmont Industries, Inc.	7,955	200,466
Wheeling-Pittsburgh Corp.+#	4,482	186,787

		15,346,315

Mining - 0.15%

Coeur d’Alene Mines Corp.+#	131,776	528,422
Compass Minerals International, Inc.	8,343	208,575
Stillwater Mining Co.+	22,225	252,920

		989,917

Mobile Homes - 0.27%

Champion Enterprises, Inc.+	38,955	403,184
Coachmen Industries, Inc.#	7,789	116,757
Fleetwood Enterprises, Inc.+	29,667	286,880
Monaco Coach Corp.	14,437	258,567
Palm Harbor Homes, Inc.+#	5,254	82,173
Skyline Corp.	3,773	144,694
Winnebago Industries, Inc.#	14,356	507,485

		1,799,740

Multimedia - 0.09%

Entravision Communications Corp.+	26,664	218,645
Journal Communications, Inc., Class A	11,161	183,933
Martha Stewart Living, Inc., Class A+#	6,442	227,725

		630,303

Oil & Gas - 5.85%

Atlas America, Inc.+#	1,272	52,317
Atwood Oceanics, Inc.+	6,517	448,044
Berry Petroleum Co., Class A#	10,006	619,471
Brigham Exploration Co.+#	13,004	122,888
Cabot Oil & Gas Corp., Class A	18,192	1,018,570
Cal Dive International, Inc.+	21,135	1,073,235
Callon Petroleum Co.+#	6,932	110,704
Cheniere Energy, Inc.+#	10,443	776,959
Cimarex Energy Co.+#	22,881	930,570
Clayton Williams Energy, Inc.+	2,811	88,828
Comstock Resources, Inc.+	19,180	527,450
Crosstex Energy, Inc.	1,311	54,407
Delta Petroleum Corp.+#	10,419	161,182
Denbury Resources, Inc.+	30,238	1,027,185
DLB Oil and Gas, Inc.+(1)(3)	3,000	0
Dril-Quip, Inc.+	3,596	111,476

Edge Petroleum Corp.+	7,162	122,972
Encore Acquisition Co.+	13,254	563,958
Energen Corp.	20,100	1,296,450
Energy Partners, Ltd.+#	13,359	345,330
Forest Oil Corp.+	27,835	1,113,400
Frontier Oil Corp.	14,675	470,480
FX Energy, Inc.+#	16,931	216,378
Giant Industries, Inc.+	5,875	186,002
Global Industries, Ltd.+	44,927	441,183
Grey Wolf, Inc.+#	103,039	668,723
Gulf Island Fabrication, Inc.	4,422	106,438
Hanover Compressor Co.+#	42,482	562,462
Harvest Natural Resources, Inc.+	19,879	249,481
Helmerich & Payne, Inc.	27,876	1,116,155
Holly Corp.	11,256	424,351
Hornbeck Offshore Services, Inc.+	3,355	77,735
Houston Exploration Co.+	6,984	404,374
Hydril Co.+	8,808	529,097
Input/Output, Inc.+#	35,222	259,938
KCS Energy, Inc.+	27,040	464,277
Key Energy Services, Inc.+	72,206	997,887
Laclede Group, Inc.	11,459	359,583
Lone Star Technologies, Inc.+	15,908	720,791
Magnum Hunter Resources, Inc.+	47,990	802,873
Matrix Service Co.+#	9,479	76,116
McMoRan Exploration Co.+#	9,969	206,757
Meridian Resource Corp.+#	33,685	206,152
Mission Resources Corp.+#	22,444	153,068
New Jersey Resources Corp.	15,239	676,612
Oceaneering International, Inc.+	13,797	550,500
Oil States International, Inc.+	16,068	338,071
Parker Drilling Co.+	52,149	308,201
Penn Virginia Corp.	10,083	492,454
Peoples Energy Corp.	20,763	888,241
Petrocorp, Inc.+(1)(3)	2,364	0
Petroleum Development Corp.+	8,985	393,902
Plains Exploration & Production Co.+	42,587	1,448,384
Quicksilver Resources, Inc.+#	16,328	812,808
Range Resources Corp.	37,358	942,916
Remington Oil & Gas Corp.+	11,941	397,874
RPC, Inc.#	5,275	137,678
Seacor Smit, Inc.+	10,261	645,930
Southwestern Energy Co.+	19,954	1,217,194
Spinnaker Exploration Co.+	13,872	497,450
St. Mary Land & Exploration Co.#	15,785	803,141
Stone Energy Corp.+	12,745	640,181
Superior Energy Services, Inc.+	29,994	575,285
Swift Energy Co.+	15,327	416,741
Syntroleum Corp.+#	15,523	177,506
Tesoro Petroleum Corp.+	36,235	1,338,159
Tetra Technologies, Inc.+	12,340	386,365
Todco, Class A+	6,669	167,992
TransMontaigne, Inc.+#	12,004	92,071
Unit Corp.+	20,860	954,971
Universal Compression Holdings, Inc.+	9,514	361,532
UNOVA, Inc.+#	26,515	617,269
Veritas DGC, Inc.+	18,810	510,127
Vintage Petroleum, Inc.	28,117	834,794
W-H Energy Services, Inc.+	13,528	357,139
Whiting Petroleum Corp.+	14,916	630,947

		38,878,132

Paper/Forest Products - 0.60%

Buckeye Technologies, Inc.+	16,242	194,417
Caraustar Industries, Inc.+	15,731	224,796
Chesapeake Corp.	10,787	231,381
Deltic Timber Corp.	5,472	251,165
Glatfelter	15,853	234,942
Graphic Packaging Corp.+#	36,874	223,825
Longview Fibre Co.	28,249	474,583
Pope & Talbot, Inc.	8,720	141,264
Potlatch Corp.	16,296	752,060
Rock-Tenn Co., Class A	16,156	230,546
Schweitzer-Mauduit International, Inc.	8,307	282,853
Universal Forest Products, Inc.	8,718	341,310
Wausau-Mosinee Paper Corp.	25,254	380,830

		3,963,972

Pollution Control - 0.51%

Aleris International, Inc.+	7,542	151,368
Calgon Carbon Corp.#	18,739	163,591
Darling International, Inc.+	35,303	148,273
Duratek, Inc.+	5,632	129,085
KFX, Inc.+#	24,966	424,422
Mine Safety Appliances Co.	11,927	554,725
Newpark Resources, Inc.+	46,348	296,164
Tetra Tech, Inc.+	30,913	512,538
TRC Cos., Inc.+	5,026	81,622
Waste Connections, Inc.+	26,544	904,619

		3,366,407

Publishing - 0.88%

American Greetings Corp., Class A	35,099	864,489
Banta Corp.	13,766	605,153
Bowne & Co., Inc.	19,344	305,635
Consolidated Graphics, Inc.+	6,238	324,688
Courier Corp.#	3,565	191,369
Ennis Business Forms, Inc.	9,067	154,864
Hollinger International, Inc., Class A	31,740	365,010
Journal Register Co.+	23,196	404,770
Network Equipment Technologies, Inc.+	13,264	94,970
Primedia, Inc.+	72,975	292,630
Pulitzer, Inc.	4,624	294,456
Readers Digest Assoc., Inc., Class A	54,754	947,244
Scholastic Corp.+	16,693	592,268
Standard Register Co.	6,480	88,063
Thomas Nelson, Inc.	5,550	121,545
Topps Co., Inc.#	19,606	184,493
Value Line, Inc.#	757	30,530

		5,862,177

Railroads & Equipment - 0.25%

Florida East Coast Industries, Inc.#	11,918	512,474
Genesee & Wyoming, Inc., Class A+	9,780	235,796
Kansas City Southern+#	34,648	679,794
RailAmerica, Inc.+#	20,326	245,131

		1,673,195

Real Estate - 0.32%

Avatar Holdings, Inc.+#	2,545	129,464
CB Richard Ellis Group, Inc.+	13,951	503,352
Consolidated-Tomoka Land Co.#	3,117	137,304
Jones Lang LaSalle, Inc.+	17,634	757,733
Reading International, Inc., Class A+#	7,970	61,289
Tarragon Reality Investors, Inc.+#	5,544	121,247
Trammell Crow Co.+	18,093	350,100
ZipRealty, Inc.+	2,519	38,969

		2,099,458

Real Estate Investment Trusts - 6.20%

AAMES Investment Corp.	20,247	183,033
Acadia Realty Trust	14,594	232,045
Affordable Residential Communities#	13,658	165,262
Alexander’s, Inc.+#	1,055	252,250
Alexandria Real Estate Equities, Inc.	10,718	717,892
American Campus Communities, Inc.	6,692	141,201
American Financial Reality Trust	60,644	889,041
American Home Mortgage Investment Corp.	19,195	597,924
AMLI Residential Properties#	13,994	386,514
Anthracite Capital, Inc.	29,423	351,311
Anworth Mtg. Asset Corp.	24,686	238,960
Arbor Realty Trust, Inc.	4,106	102,650
Ashford Hospitality Trust, Inc.	11,073	111,948
Bedford Property Investors, Inc.	8,010	186,713
Bimini Mortgage Management, Inc.	8,718	131,642
BioMed Realty Trust, Inc.	17,357	381,160
Brandywine Realty Trust	26,541	785,348
Capital Automotive REIT	18,212	606,460
Capital Lease Funding, Inc.	12,514	152,671
Capital Trust, Inc.#	6,434	207,947
Capstead Mtg. Corp.#	9,744	92,178
CarrAmerica Realty Corp.	30,058	939,312
Cedar Shopping Centers, Inc.	9,101	129,962
Colonial Properties Trust#	10,474	381,149
Commercial Net Lease Realty, Inc.	28,565	539,022
Cornerstone Realty Income Trust, Inc.#	27,737	260,450
Corporate Office Properties Trust	20,291	536,697
Correctional Properties Trust	6,072	159,572
Cousins Properties, Inc.	19,865	538,937
CRT Properties, Inc.	14,844	335,771
Digital Realty Trust, Inc.	11,061	158,504
EastGroup Properties, Inc.	11,589	448,958
Entertainment Properties Trust	14,049	576,009
Equity Inns, Inc.	28,045	313,263
Equity Lifestyle Properties, Inc.	10,308	346,349
Equity One, Inc.#	18,783	388,245
Essex Property Trust, Inc.	12,657	912,317
Extra Space Storage, Inc.	12,378	172,054
FelCor Lodging Trust, Inc.+	27,279	342,079
First Industrial Realty Trust, Inc.#	22,795	948,044
Gables Residential Trust#	16,181	569,248
Getty Realty Corp.	9,692	260,036
Glenborough Realty Trust, Inc.	15,393	303,704
Glimcher Realty Trust#	19,637	505,064
Global Signal, Inc.	5,314	153,309
GMH Communities Trust	15,813	190,072
Government Properties Trust, Inc.#	10,670	102,112
Gramercy Capital Corp.	5,227	114,994
Healthcare Realty Trust, Inc.	26,363	970,158
Heritage Property Investment Trust, Inc.#	15,015	460,210
Highland Hospitality Corp.	19,122	194,088
Highwoods Properties, Inc.	29,661	764,957
Home Properties of New York, Inc.	18,100	731,783
HomeBanc Corp.	19,075	184,455
IMPAC Mortgage Holdings, Inc.#	41,162	792,368
Innkeepers USA Trust	18,079	241,355
Investors Real Estate Trust#	22,747	224,740
Kilroy Realty Corp.	15,703	662,824
Kite Realty Group Trust	10,590	160,439
Kramont Realty Trust	13,304	310,116
Lasalle Hotel Properties	15,328	461,986
Lexington Corporate Properties Trust	26,624	586,260
LTC Properties, Inc.	8,157	146,989
Luminent Mtg. Capital, Inc.	20,178	229,020
Maguire Properties, Inc.	18,775	490,966
Meristar Hospitality Corp.+	48,086	352,951
MFA Mtg. Investments, Inc.	44,598	376,853
Mid-America Apartment Communities, Inc.	9,844	369,741
Mission West Properties, Inc.	9,820	106,449
MortgageIT Holdings, Inc.	8,073	139,259
National Health Investors, Inc.	12,631	328,153
Nationwide Health Properties, Inc.	36,767	760,709
New Century Financial Corp.	22,047	1,118,224

Newcastle Investment Corp.	19,818	611,187
Novastar Financial, Inc.#	14,893	530,042
Omega Healthcare Investors, Inc.	25,630	294,745
Origen Financial, Inc.#	4,553	33,055
Parkway Properties, Inc.	6,077	285,801
Pennsylvania Real Estate Investment Trust	17,368	705,141
Post Properties, Inc.	21,994	709,306
Prentiss Properties Trust	24,606	863,425
PS Business Parks, Inc.	8,708	361,382
RAIT Investment Trust	14,118	379,068
Ramco-Gershenson Properties Trust#	7,889	223,259
Realty Income Corp.#	43,818	1,030,599
Redwood Trust, Inc.	9,705	552,603
Saul Centers, Inc.	6,175	213,038
Saxon Capital, Inc.	27,567	495,103
Senior Housing Properties Trust	29,661	531,525
Sovran Self Storage, Inc.	8,729	357,278
Strategic Hotel Capital, Inc.	11,186	183,786
Summit Properties, Inc.	15,539	487,925
Sun Communities, Inc.	8,913	312,312
Sunstone Hotel Investors, Inc.#	12,191	271,250
Tanger Factory Outlet Centers, Inc.	15,040	358,704
Taubman Centers, Inc.	27,491	787,892
Town and Country Trust#	9,633	256,430
Trustreet Properties, Inc.#	12,473	220,772
U-Store-It Trust	14,307	235,064
Universal Health Realty Income Trust	6,494	195,210
Urstadt Biddle Properties, Inc., Class A	11,633	188,920
Washington Real Estate Investment Trust	23,099	674,491
Winston Hotels, Inc.	12,820	142,943

		41,196,692

Registered Investment Companies - 0.04%

Gladstone Capital Corp.#	5,267	129,568
NGP Capital Resources Co.+	8,849	136,275

		265,843

Retail - 3.23%

99 Cents Only Stores+#	27,081	422,193
Aaron Rents, Inc., Class B	20,973	429,108
AC Moore Arts & Crafts, Inc.+#	7,598	193,893
Advanced Marketing Services, Inc.+#	7,872	58,410
Big 5 Sporting Goods Corp.	11,233	263,975
Blue Nile, Inc.+#	2,072	58,202
Blyth, Inc.	15,878	504,762
Bombay Co., Inc.+#	19,652	112,016
Bon-Ton Stores, Inc.	2,859	49,203
Brookstone, Inc.+	11,084	162,048
Build-A-Bear Workshop, Inc.+#	4,942	169,066
Building Materials Holding Corp.	7,412	341,990
Burlington Coat Factory Warehouse Corp.	10,121	283,793
Casey’s General Stores, Inc.	27,649	498,788
Cash America International, Inc.	15,678	454,819
Central Garden & Pet Co.+	9,322	425,270
Coldwater Creek, Inc.+	12,134	336,233
Conns, Inc.+#	3,828	65,114
Cost Plus, Inc.+	12,078	339,754
Deb Shops, Inc.#	2,346	66,626
Department 56, Inc.+	7,317	120,877
Design Within Reach, Inc.+#	2,312	34,403
Dick’s Sporting Goods, Inc.+#	16,663	597,369
Drugstore.Com, Inc.+	24,485	55,826
First Cash Financial Services, Inc.+	6,488	156,815
Fred’s, Inc., Class A#	21,638	364,600
GameStop Corp.+	20,652	403,953
Gander Mountain Co.+#	3,367	34,512
Great Atlantic & Pacific Tea Co.+#	9,140	101,637
Guitar Center, Inc.+	13,464	815,649
Hancock Fabrics, Inc.#	10,445	89,827
Hibbett Sporting Goods, Inc.+	12,937	360,425
Homestore Common, Inc.+#	62,465	148,667
Imagistics International, Inc.+	9,209	311,725
Ingles Markets, Inc., Class A	5,641	73,389
Insight Enterprises, Inc.+	26,754	476,221
Jo-Ann Stores, Inc.+	10,436	313,706
Jos. A. Bank Clothiers, Inc.+#	5,657	153,531
Kirkland’s, Inc.+	6,123	65,149
Krispy Kreme Doughnuts, Inc.+	30,350	166,318
Leapfrog Enterprises, Inc.+#	15,187	159,463
Linens ‘N Things, Inc.+	24,941	670,663
Longs Drug Stores Corp.	16,711	455,041
MarineMax, Inc.+	6,435	220,463
Men’s Wearhouse, Inc.+	17,471	614,455
Movado Group, Inc.	8,399	156,389
Movie Gallery, Inc.#	13,646	311,675
Myers Industries, Inc.	13,493	176,084
Nash Finch Co.#	6,804	269,506
New York & Co., Inc.+	5,544	97,574
Nu Skin Enterprises, Inc., Class A	29,057	648,843
Overstock.com, Inc.+#	6,515	349,823
Pantry, Inc.+#	6,415	218,431
Pathmark Stores, Inc.+	16,631	82,656
PC Mall, Inc.+#	4,535	59,635
Priceline.com, Inc.+#	13,199	296,582
Restoration Hardware, Inc.+#	14,544	77,229
Retail Ventures, Inc.+	7,313	53,458
Ruddick Corp.	18,268	431,125
Rush Enterprises, Inc.+	4,827	79,839
School Specialty, Inc.+	12,529	472,343
Select Comfort Corp.+#	20,129	414,657
Sharper Image Corp.+#	6,480	100,699
ShopKo Stores, Inc.+#	16,230	284,187
Smart & Final, Inc.+	6,905	89,765

Sports Authority, Inc.+#	12,313	301,545
Sturm, Ruger & Co., Inc.	11,714	92,658
Systemax, Inc.+#	5,322	33,262
Tractor Supply Co.+	17,202	732,633
Tuesday Morning Corp.+	14,233	446,205
United Stationers, Inc.+	18,724	823,482
Weis Markets, Inc.	6,211	230,925
West Marine, Inc.+#	7,420	179,416
Winn-Dixie Stores, Inc.+#	45,444	28,948
Yankee Candle Co., Inc.+	27,492	851,152
Zale Corp.@+	29,336	872,746

		21,463,419

Retirement/Aged Care - 0.06%

Sunrise Senior Living, Inc.+#	8,979	425,605

Savings & Loan - 1.83%

Anchor BanCorp Wisconsin, Inc.	10,883	299,174
Atlantic Coast Federal Corp.+#	3,218	44,119
Bank Mutual Corp.	43,573	526,798
BankAtlantic Bancorp, Inc., Class A	23,531	423,793
Bankunited Financial Corp.+	14,708	416,236
Berkshire Hills Bancorp, Inc.#	2,947	102,644
Beverly Hills Bancorp, Inc.#	7,310	70,542
BFC Financial Corp.+	3,823	48,934
Brookline Bancorp, Inc.#	32,638	495,445
Charter Financial Corp.#	2,193	79,365
Citizens First Bancorp, Inc.	4,712	114,502
Clifton Savings Bancorp, Inc.#	7,599	88,452
Coastal Financial Corp.#	7,800	118,404
Commercial Capital Bancorp, Inc.	20,088	433,901
CSF Holdings, Inc+(1)(3)	2,375	0
Dime Community Bancshares	17,102	266,962
Downey Financial Corp.	10,838	679,001
Fidelity Bankshares, Inc.	10,924	281,184
First Financial Holdings, Inc.	6,953	200,872
First Indiana Corp.#	6,530	164,556
First Niagara Financial Group, Inc.	69,862	956,411
First Place Financial Corp.#	7,528	149,882
FirstFed Financial Corp.+	9,380	479,318
Flagstar Bancorp, Inc.#	17,599	361,659
Flushing Financial Corp.	9,347	168,246
Franklin Bank Corp.+	5,881	96,154
Harbor Florida Bancshares, Inc.#	11,502	390,378
Horizon Financial Corp.#	5,756	120,876
Itla Capital Corp.+	2,761	137,719
K-Fed Bancorp#	3,146	43,792
KNBT Bancorp, Inc.	16,892	273,650
MAF Bancorp, Inc.	15,402	671,373
NASB Financial, Inc.#	1,703	71,560
Northwest Bancorp, Inc.	10,422	223,552
OceanFirst Financial Corp.#	5,173	120,272
Ocwen Financial Corp.+#	20,445	163,764
Partners Trust Financial Group, Inc.	17,093	190,416
PennFed Financial Services, Inc.#	5,021	75,867
PFF Bancorp, Inc.	6,852	288,469
Provident Bancorp, Inc.	25,393	326,554
Provident Financial Holdings, Inc.	2,775	78,033
Provident Financial Services, Inc.	41,651	742,221
Sterling Financial Corp.+	12,496	476,348
TierOne Corp.	10,113	250,904
United Community Financial Corp.#	14,935	167,272
Westfield Financial, Inc.#	2,696	66,591
WSFS Financial Corp.	3,320	191,199

		12,137,364

Schools - 0.29%

Bright Horizons Family Solutions, Inc.+	7,298	502,686
Educate, Inc.+#	9,890	127,482
Learning Tree International, Inc.+#	4,868	73,020
Princeton Review, Inc.+	9,115	49,221
Strayer Education, Inc.	8,183	865,516
Universal Technical Institute, Inc.+#	7,817	278,520

		1,896,445

Semiconductors - 2.38%

Actel Corp.+	14,237	242,883
ADE Corp.+#	5,228	104,455
Alliance Semiconductor Corp.+	11,283	30,351
Amis Holdings, Inc.+	17,258	194,153
Asyst Technologies, Inc.+	25,973	126,748
ATMI, Inc.+	17,260	469,817
August Technology Corp.+	9,820	120,099
Axcelis Technologies, Inc.+	54,980	472,828
Brooks Automation, Inc.+	24,649	446,393
Cirrus Logic, Inc.+#	46,657	218,355
Cohu, Inc.	11,861	216,226
Credence Systems Corp.+#	53,227	466,801
Diodes, Inc.+	3,954	101,657
Dupont Photomasks, Inc.+	8,101	213,380
Emulux Corp.+	45,449	768,088
Entegris, Inc.+	24,108	232,883
ESS Technology, Inc.+#	18,529	104,504
Exar Corp.+	22,615	319,550
FormFactor, Inc.+	15,334	352,222
FSI International, Inc.+	16,519	76,483
Genesis Microchip, Inc.+#	17,746	261,576
Helix Technology Corp.	14,442	248,691
Integrated Device Technology, Inc.+	58,297	729,295
Integrated Silicon Solution, Inc.+#	19,733	125,897
IXYS Corp.+	10,387	107,402
Kopin Corp.+	38,749	140,659
Kulicke & Soffa Industries, Inc.+#	28,103	182,107
Laedis Technology, Inc.+#	3,313	22,098
Lattice Semiconductor Corp.+	62,567	330,354
LTX Corp.+	33,679	181,867
Mattson Technology, Inc.+#	22,064	216,227

Micrel, Inc.+	37,836	356,793
Microsemi Corp.+	32,877	534,580
MKS Instruments, Inc.+	17,934	331,600
Monolithic Power Systems, Inc.+	3,040	19,429
Monolithic Systems Technology, Inc.+#	12,913	73,862
Mykrolis Corp.+	22,816	308,472
Omnivision Technologies, Inc.+#	30,763	621,720
ON Semiconductor Corp.+	66,548	302,128
Pericom Semiconductor Corp.+#	12,250	108,658
Photronics, Inc.+	17,986	334,180
PLX Technology, Inc.+#	11,891	143,287
Portalplayer, Inc.+#	3,452	79,465
Power Integrations, Inc.+	15,244	323,783
Rudolph Technologies, Inc.+	7,108	130,361
Semitool, Inc.+#	9,000	93,960
Sigmatel, Inc.+	13,601	567,026
Siliconix, Inc.+	3,239	91,890
Sirf Technology Holdings, Inc.+	6,377	71,677
Skyworks Solutions, Inc.+	82,786	601,026
Stakek Holdings, Inc.+	5,654	20,807
Supertex, Inc.+#	4,935	95,591
Tessera Technologies, Inc.+	14,149	576,430
Transmeta Corp.+#	88,812	93,253
Tripath Technology, Inc.+#	18,915	22,320
Triquint Semiconductor, Inc.+	75,275	259,699
Ultratech Stepper, Inc.+	11,721	186,012
Varian Semiconductor Equipment Associates, Inc.+	20,077	799,868
Veeco Instruments, Inc.+#	14,290	213,778
Vitesse Semiconductor Corp.+#	120,044	366,134
Volterra Semiconductor Corp.+#	2,500	36,750
Zoran Corp.+	23,630	253,077

		15,841,665

Telecommunications - 1.81%

Airspan Networks, Inc.+#	17,019	74,713
Alamosa PCS Holdings, Inc.+#	59,569	758,909
Alaska Communications Systems Holdings, Inc.#	5,435	46,687
Anaren, Inc.+	10,868	138,784
Applied Signal Technology, Inc.	5,434	126,775
Arris Group, Inc.+#	48,095	305,403
Aspect Communications Corp.+	22,482	245,054
Atheros Communications, Inc.+	5,135	70,504
Audiovox Corp., Class A+#	9,516	141,884
Avanex Corp.+#	44,056	76,657
Boston Communications Group, Inc.+#	10,131	76,388
Brightpoint, Inc.+	9,918	178,722
Broadwing Corp.+#	26,927	158,869
Carrier Access Corp.+#	11,062	76,992
Centennial Communications Corp., Class A+	6,558	69,712
Comtech Telecommunications Corp.+#	7,861	282,682
CT Communications, Inc.#	10,440	116,406
D&E Communications, Inc.#	6,583	70,241
Digi International, Inc.+	11,857	179,041
Ditech Communications Corp.+	16,555	207,931
Dobson Communications Corp., Class A+#	60,877	138,191
Eagle Broadband, Inc.+	111,701	41,329
EMS Technologies, Inc.+	6,127	92,579
Finisar Corp.+#	91,462	136,278
General Communication, Inc.+	25,115	234,323
Golden Telecom, Inc.#	7,825	230,524
Intrado, Inc.+#	9,552	119,591
Iowa Telecommunications Services, Inc.	10,566	209,841
ITC Deltacom, Inc.+#	6,938	5,134
Ixia+#	14,614	263,198
JAMDAT Mobile, Inc.+#	3,385	57,545
KVH Industries, Inc.+#	7,971	80,906
MasTec, Inc.+#	12,982	118,006
MRV Communications, Inc.+#	58,401	216,084
Netgear, Inc.+#	11,966	163,934
NMS Communications Corp.+#	25,717	128,585
North Pittsburgh Systems, Inc.#	8,299	192,786
Novatel Wireless, Inc.+#	10,195	109,698
Powerwave Technologies, Inc.+	57,637	394,813
Premiere Global Services, Inc.+	34,789	354,152
Price Communications Corp.+	22,180	396,357
Primus Telecommunications Group, Inc.+	40,936	71,229
Remec, Inc.+#	34,031	213,374
RF Micro Devices, Inc.+	102,765	565,207
SafeNet, Inc.+#	13,143	394,290
SBA Communications Corp.+	25,552	222,302
Shenandoah Telecommunications Co.#	3,630	101,640
Spectralink Corp.#	10,531	160,177
Stratex Networks, Inc.+	52,396	110,556
SureWest Communications#	8,061	180,083
Sycamore Networks, Inc.+	96,543	346,589
Symmetricom, Inc.+#	24,819	263,081
Talk America Holdings, Inc.+#	14,759	90,768
Tekelec+	27,438	465,897
Terayon Communication Systems+#	36,936	126,321
Terremark Worldwide, Inc.+#	166,024	124,518
Time Warner Telecom, Inc., Class A+	27,445	110,603
Triton PCS Holdings, Inc., Class A+	21,105	74,923
UbiquiTel, Inc.+#	38,909	291,039
USA Mobility, Inc.+#	13,397	525,698
ViaSat, Inc.+	11,517	228,958
Westell Technologies, Inc., Class A+	27,219	170,935
WJ Communications, Inc.+	17,508	49,548
Zhone Technologies, Inc.+#	29,988	80,668

		12,054,612

Textile - Products - 0.15%

Angelica Corp.	4,940	146,076
G&K Services, Inc., Class A	9,649	414,039
UniFirst Corp.	5,001	202,940
Wellman, Inc.#	17,637	241,627

		1,004,682

Therapeutics - 0.95%

Abgenix, Inc.+#	44,947	371,262
AtheroGenics, Inc.+	20,469	337,943
Bioenvision, Inc.+#	11,683	89,375
BioMarin Pharmaceutical, Inc.+#	35,599	191,167
Cell Therapeutics, Inc.+#	33,758	333,529
Corcept Therapeutics, Inc.+#	2,492	11,413
CV Therapeutics, Inc.+#	17,411	381,823
Cypress Biosciences, Inc.+	16,242	193,929
Discovery Laboratories, Inc.+#	25,850	151,740
Dov Pharmaceutical, Inc.+	7,821	117,471
Dyax Corp.+	14,479	75,291
Hollis-Eden Pharmaceuticals+#	7,609	57,524
Inspire Phamaceuticals, Inc.+	22,763	181,193
Ista Pharmaceuticals, Inc.+#	4,503	47,642
Mannkind Corp.+#	7,184	97,056
Medarex, Inc.+#	43,750	370,125
Medicines Co.+#	26,379	614,631
Nabi Biopharmaceuticals+	31,835	404,304
Nitromed, Inc.+#	5,447	118,200
NPS Pharmaceuticals, Inc.+	20,592	295,289
Nuvelo, Inc.+	15,666	121,725
Onyx Pharmaceuticals, Inc.+#	19,170	554,780
Renovis, Inc.+#	3,299	31,641
Trimeris, Inc.+#	8,628	110,266
United Therapeutics Corp.+#	10,451	474,789
Vicuron Phamaceuticals, Inc.+	28,385	492,480
Vion Pharmaceuticals, Inc.+#	30,614	105,618

		6,332,206

Tobacco - 0.18%

DIMON, Inc.#	24,954	161,702
Standard Commercial Corp.#	5,583	105,519
Universal Corp.	13,905	698,031
Vector Group, Ltd.#	13,309	222,260

		1,187,512

Utilities - Communication - 0.18%

Cincinnati Bell, Inc.+	135,522	596,297
Commonwealth Telephone Enterprises, Inc.+	11,920	567,392

		1,163,689

Utilities - Electric - 1.51%

Black Hills Corp.#	17,928	568,317
Calpine Corp.+#	245,469	812,502
Central Vermont Public Service Corp.	6,694	150,548
CH Energy Group, Inc.#	8,718	402,336
Cleco Corp.	26,300	533,627
CMS Energy Corp.+	107,698	1,307,454
Duquesne Light Holdings, Inc.#	42,134	789,170
El Paso Electric Co.+	26,321	525,630
Empire District Electric Co.#	14,034	319,133
Headwaters, Inc.+#	18,567	597,115
Idacorp, Inc.#	21,119	610,550
MGE Energy, Inc.	11,044	395,486
Ormat Technologies, Inc.+	3,980	61,770
Otter Tail Corp.#	14,311	361,782
Plug Power, Inc.+#	26,783	191,498
PNM Resources, Inc.	33,407	876,600
Sierra Pacific Resources+#	64,853	647,233
UIL Holdings Corp.	6,898	345,590
UniSource Energy Corp.#	18,884	570,863

		10,067,204

Utilities - Gas, Distribution - 0.84%

EnergySouth, Inc.#	3,749	108,196
Nicor, Inc.#	24,367	908,646
Northwest Natural Gas Co.	15,098	550,020
Piedmont Natural Gas Co., Inc.#	42,100	983,456
South Jersey Industries, Inc.	7,595	424,333
Southern Union Co.+	36,594	928,024
Southwest Gas Corp.	19,180	481,034
WGL Holdings, Inc.	26,906	826,014
World Fuel Services Corp.#	12,402	355,317

		5,565,040

Utilities - Gas, Pipeline - 0.07%

Aquila, Inc.+#	130,359	465,382

Utilities - Miscellaneous - 0.16%

Casella Waste Systems, Inc., Class A+	10,861	162,372
Danielson Holdings Corp.+#	25,356	411,782
Walter Industries, Inc.#	13,036	500,191

		1,074,345

Water Services - 0.17%

American States Water Co.	9,221	250,811
California Water Service Group#	9,424	322,301
Connecticut Water Service, Inc.#	4,417	112,589
Middlesex Water Co.#	6,256	112,045
Pico Holdings, Inc.+	4,413	97,263
SJW Corp.	3,567	126,093
Southwest Water Co.#	10,693	121,900

		1,143,002

Venture Capital - 0.00%

Circle Group Holdings, Inc.+#	11,110	7,999

Total Common Stock
(Cost $521,094,120)		608,755,609

WARRANTS+ - 0.00%
Finance Companies - 0.00%

Imperial Credit Industries, Inc. Expires 1/31/08 (Strike price $2.15)+(1)(3)	255	0

Information Processing - Software - 0.00%

Microstrategy, Inc. Expires 6/24/07 (Strike price $40.00)+	491	157

Total Warrants
(Cost $0)		157

CORPORATE BONDS - 0.02%

Metals - 0.02%

Mueller Industries, Inc.: 6.00% due 11/01/14 #	$152,000	150,100

Total Corporate Bonds
(Cost $152,000)		150,100

Total Long-Term Investment Securities - 91.58%
(Cost $521,246,120)		608,905,866

SHORT-TERM INVESTMENT SECURITIES - 27.68%

Collective Investment Pool - 21.92%

Securities Lending Quality Trust (4)	145,756,167	145,756,167

Commercial Paper - 3.93%

Electricite De France:	6,100,000	6,090,062
2.55% due 03/24/05@
Illinois Tool Works, Inc.:	10,000,000	9,988,667
2.55% due 03/17/05@
San Paolo Financial:	10,000,000	10,000,000
2.60% due 03/01/05@

		26,078,729

Government Agency - 1.49%

Federal Home Loan Mtg. Corp. Disc. Notes:	10,000,000	9,907,905
2.74% due 06/30/05@

United States Treasury Bills - 0.34%
United States Treasury Bills:
2.30% due 03/10/05@	100,000	99,943
2.42% due 03/24/05@	2,155,000	2,151,668
2.45% due 03/24/05@	30,000	29,953

		2,281,564

Total Short-Term Investment Securities
(Cost $184,024,365)		$184,024,365

REPURCHASE AGREEMENT - 2.37%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $15,720,070 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 2.00% due 1/15/06 and having an approximate value of $16,192,501 (Cost $15,719,000)@	15,719,000	15,719,000

TOTAL INVESTMENTS
(Cost $720,989,485) (5)	121.63%	808,649,231
Liabilities in excess of other assets	(21.63%)	(143,807,796)

NET ASSETS	100.00%	$664,841,435

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	Illiquid security
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 4 for cost of Investments on a tax basis.

Open Futures Contracts

Number of contracts	Description	Expiration Date	Value at Trade Date	Value as of Feb 28, 2005	Unrealized Depreciation
170 Long	Russell 2000 Index	March 2005	$54,087,350	$53,945,250	$(142,100)

See Notes to Schedule of Investments

SOCIAL AWARENESS FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 97.31%
Apparel & Products - 0.44%

Nike, Inc., Class B	20,320	$1,766,824

Automotive - 1.28%

Danaher Corp.	80,690	4,370,977
Visteon Corp.	117,360	787,486

		5,158,463

Banks - 5.87%

Bank of America Corp.	111,466	5,199,889
Synovus Financial Corp.	152,790	4,149,776
U.S. Bancorp	53,400	1,588,650
Wachovia Corp.	125,740	6,665,478
Wells Fargo & Co.	102,230	6,070,417

		23,674,210

Beverages - 1.72%

Coca-Cola Co.	44,110	1,887,908
Coca-Cola Enterprises, Inc.	33,985	725,580
Pepsi Bottling Group, Inc.	13,190	359,032
PepsiCo, Inc.	73,840	3,977,022

		6,949,542

Broadcasting - 1.05%

Clear Channel Communications, Inc.	24,730	823,014
Comcast Corp., Class A +	105,285	3,427,027

		4,250,041

Building Materials - 0.28%

Masco Corp.	33,570	1,131,980

Chemical - 4.74%

Ashland, Inc.	28,620	1,868,600
Eastman Chemical Co.	60,610	3,499,621
Ecolab, Inc.	77,490	2,457,208
Great Lakes Chemical Corp.	9,800	261,660
Hercules, Inc. +	148,905	2,135,298
PPG Industries, Inc.	65,315	4,699,414
Rohm & Haas Co.	86,965	4,189,104

		19,110,905

Commercial Services - 0.11%

Convergys Corp. +	7,080	106,129
Fluor Corp. #	5,535	347,322

		453,451

Conglomerates - 7.11%

3M Co.	76,750	6,442,395
General Electric Co.	487,745	17,168,624
Tyco International, Ltd.	151,450	5,070,546

		28,681,565

Drugs - 2.66%

Allergan, Inc.	12,600	947,268
Caremark Rx, Inc. +	97,870	3,746,463
Eli Lilly & Co.	23,280	1,303,680
Forest Laboratories, Inc. +	13,510	576,877
Pfizer, Inc.	74,930	1,969,910
Wyeth	53,840	2,197,749

		10,741,947

Electronics/Electrical Equipment - 3.09%

Emerson Electric Co.	71,355	4,732,263
Hawaiian Electric Industries, Inc. #	28,590	761,066
JDS Uniphase Corp. +	196,230	372,837
Thermo Electron Corp. +	137,260	3,769,160
Waters Corp. +	8,320	406,432
Xerox Corp. +	155,300	2,422,680

		12,464,438

Finance Companies - 0.04%

SLM Corp.	3,624	176,851

Financial Services - 8.15%

American Express Co.	70,810	3,834,361
Capital One Financial Corp.	39,620	3,038,062
Charles Schwab Corp.	7,460	78,330
Citigroup, Inc. @	267,135	12,747,682
Fannie Mae	44,700	2,613,162
Freddie Mac	41,100	2,548,200
JPMorgan Chase & Co.	205,283	7,503,094
Merrill Lynch & Co., Inc.	4,810	281,770
Morgan Stanley	3,550	200,468

		32,845,129

Foods - 0.11%

Sysco Corp.	12,610	434,036

Freight - 0.86%

United Parcel Service, Inc., Class B	44,641	3,459,231

Hardware & Tools - 0.43%

Black & Decker Corp.	20,800	1,724,736

Healthcare - 0.38%

Medco Health Solutions, Inc. +	34,570	1,535,599

Hospital Supplies - 3.41%

Johnson & Johnson	167,570	10,992,592
St. Jude Medical, Inc. +	70,240	2,746,384

		13,738,976

Household Products - 4.09%

Colgate-Palmolive Co.	35,570	1,882,364
Gillette Co.	116,730	5,865,683
Procter & Gamble Co.	164,845	8,751,621

		16,499,668

Information Processing - Hardware - 4.82%

Apple Computer, Inc. +	17,720	794,919
Dell, Inc. +	183,820	7,369,344
Hewlett-Packard Co.	294,840	6,132,672
International Business Machines Corp.	33,730	3,122,724
Lexmark International, Inc., Class A +	25,172	2,017,032
Seagate Technology, Inc. + (1)(4)	22,401	0

		19,436,691

Information Processing - Services - 2.27%

eBay, Inc. +	79,510	3,406,209
First Data Corp.	42,970	1,762,629
Fiserv, Inc. +	85,287	3,235,789
Symantec Corp. +	34,210	752,962

		9,157,589

Information Processing - Software - 5.28%

Adobe Systems, Inc.	20,460	1,263,405
Mercury Interactive Corp. +	10,580	485,411
Microsoft Corp.	534,195	13,451,030
Oracle Corp. +	393,010	5,073,759
Siebel Systems, Inc. +	116,800	996,304

		21,269,909

Insurance - 8.64%

Aetna, Inc.	36,655	5,352,363
AFLAC, Inc.	123,985	4,752,345
Allstate Corp.	103,435	5,552,391
American International Group, Inc. (3)	42,160	2,816,288
Chubb Corp.	22,130	1,750,704
CIGNA Corp.	29,820	2,707,656
Hartford Financial Services Group, Inc.	69,750	5,018,512
St. Paul Travelers Cos., Inc.	94,900	3,636,568
UnitedHealth Group, Inc.	17,180	1,566,129
Wellpoint, Inc. +	13,795	1,683,818

		34,836,774

Leisure & Tourism - 1.14%

McDonald’s Corp.	51,890	1,716,521
Starbucks Corp. +	55,680	2,884,781

		4,601,302

Machinery - 3.05%

Caterpillar, Inc.	54,110	5,143,156
Dover Corp.	35,178	1,360,333
Illinois Tool Works, Inc.	42,368	3,802,528
Ingersoll-Rand Co., Class A	23,680	1,995,040

		12,301,057

Medical - Biomedical/Gene - 0.99%

Amgen, Inc. +	64,890	3,997,873

Medical Technology - 0.09%

Boston Scientific Corp. +	10,530	343,910

Metals - 0.75%

Freeport-McMoRan Copper & Gold, Inc., Class B	71,940	3,008,531

Multimedia - 3.02%

Time Warner, Inc. +	366,880	6,321,342
Walt Disney Co.	210,240	5,874,106

		12,195,448

Oil & Gas - 5.17%

Baker Hughes, Inc.	45,770	2,164,006
Halliburton Co.	116,200	5,109,314
Helmerich & Payne, Inc.	7,410	296,696
Nabors Industries, Ltd. +	34,415	1,975,421
ONEOK, Inc.	15,180	444,774
Rowan Cos., Inc.	14,440	457,459
Schlumberger, Ltd.	79,270	5,980,922
Tidewater, Inc. #	29,130	1,202,195
Transocean, Inc. +	66,090	3,204,043

		20,834,830

Railroads & Equipment - 0.10%

Norfolk Southern Corp.	11,500	412,735

Retail - 6.67%

Bed Bath & Beyond, Inc. +	28,720	1,077,574
Best Buy Co., Inc.	34,928	1,886,810
Home Depot, Inc.	45,730	1,830,115
J.C. Penney Co., Inc.	47,530	2,114,610
Kohl’s Corp. +	14,310	685,020
Lowe’s Cos., Inc.	55,230	3,246,419
Staples, Inc.	137,680	4,339,674
Wal-Mart Stores, Inc.	226,635	11,696,632

		26,876,854

Semiconductors - 1.37%

Applied Materials, Inc. +	17,980	314,650
Intel Corp.	142,350	3,413,553
KLA-Tencor Corp. +	2,770	136,866
LSI Logic Corp. +	136,050	867,999
National Semiconductor Corp.	39,270	783,436

		5,516,504

Telecommunications - 4.29%

Andrew Corp. +	103,980	1,258,158
Cisco Systems, Inc. +	402,985	7,019,999
Citizens Communications Co.	216,980	2,894,513
SBC Communications, Inc.	43,740	1,051,947
Verizon Communications, Inc.	140,873	5,067,202

		17,291,819

Therapeutics - 0.89%

Gilead Sciences, Inc. +	103,590	3,579,035

Utilities - Communication - 0.65%

Sprint Corp.	109,800	2,600,064

Utilities - Electric - 1.25%

Calpine Corp. +#	39,490	130,712
OGE Energy Corp. #	43,570	1,130,642
Puget Energy, Inc.	123,070	2,820,764
TECO Energy, Inc. #	60,590	962,775

		5,044,893

Utilities - Gas, Distribution - 0.26%

AGL Resources, Inc.	30,370	1,051,409

Utilities - Gas, Pipeline - 0.79%

National Fuel Gas Co. #	112,720	3,192,230

Total Common Stock
(Cost $361,165,783)		392,347,049

SHORT-TERM INVESTMENT SECURITIES - 2.84%
Collective Investment Pool - 1.57%

Securities Lending Quality Trust (2)	$6,329,134	6,329,134

Commercial Paper - 1.11%

San Paolo Financial:
2.60% due 03/01/05 @	4,500,000	4,500,000

United States Treasury Bills - 0.16%

United States Treasury Bills:
2.30% due 03/10/05 @	650,000	649,626

Total Short-Term Investments
(Cost $11,478,760)		11,478,760

REPURCHASE AGREEMENT - 1.40%

Agreement with State Steet Bank & Trust Co., bearing interest at 2.45% dated 2/28/05, to be repurchased 3/01/05 in the amount of $5,632,383 and collaterized by Federal National Mtg. Assoc. Notes, bearing interest at 2.75% due 08/11/06 and having approximate value of $5,803,329 (Cost $5,632,000) @	5,632,000	5,632,000

TOTAL INVESTMENTS
(Cost $378,276,543) (5)	101.55%	409,457,809
Liabilities in excess of other assets	(1.55)%	(6,252,269)

NET ASSETS	100.00%	$403,205,540

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair valued security (see Note 1)
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Security represents an investment in an affiliated company (see Note 3).
(4)	Illiquid security
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2005	Unrealized Depreciation

39 Long	S & P 500 Index	March 2005	$11,752,650	$11,739,975	$(12,675)

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 99.05%

Advertising - 0.20%

Interpublic Group of Cos., Inc. +#	169,400	$2,225,916
Omnicom Group, Inc.	74,600	6,793,822

		9,019,738

Aerospace/Defense - 2.07%

Boeing Co.	336,300	18,486,411
General Dynamics Corp.	80,200	8,449,070
Goodrich Corp.	47,600	1,762,628
Honeywell International, Inc.	344,500	13,080,665
L-3 Communications Holdings, Inc.	46,100	3,323,810
Lockheed Martin Corp.	177,300	10,499,706
Northrop Grumman Corp.	147,500	7,802,750
Raytheon Co.	181,100	6,925,264
Rockwell Collins, Inc.	70,700	3,255,735
United Technologies Corp.	204,700	20,445,436

		94,031,475

Airlines - 0.10%

Delta Air Lines, Inc. +#	55,800	258,912
Southwest Airlines Co.	312,300	4,325,355

		4,584,267

Apparel & Products - 0.55%

Coach, Inc. +	75,700	4,203,621
Jones Apparel Group, Inc.	49,000	1,556,730
Liz Claiborne, Inc.	43,500	1,840,050
Nike, Inc., Class B	105,100	9,138,445
Reebok International, Ltd. #	23,300	1,028,928
TJX Cos., Inc.	193,000	4,713,060
VF Corp.	44,500	2,659,320

		25,140,154

Appliances/Furnishings - 0.10%

Leggett & Platt, Inc. #	76,500	2,116,755
Maytag Corp. #	31,700	483,108
Whirlpool Corp.	26,600	1,695,750

		4,295,613

Automotive - 0.79%

AutoNation, Inc. +#	106,000	2,070,180
AutoZone, Inc. +	32,000	3,100,800
Cooper Tire & Rubber Co.	30,000	580,500
Danaher Corp. #	123,600	6,695,412
Delphi Corp.	224,800	1,544,376
Ford Motor Co.	732,900	9,271,185
General Motors Corp. #	226,200	8,068,554
Genuine Parts Co. #	70,000	3,029,600
Goodyear Tire & Rubber Co. +#	70,200	1,015,092
Visteon Corp. #	51,900	348,249

		35,723,948

Banks - 6.35%

AmSouth Bancorp. #	142,200	3,552,156
Bank of America Corp.	1,617,900	75,475,035
Bank of New York Co., Inc.	311,200	9,413,800
BB&T Corp. #	221,300	8,663,895
Comerica, Inc. #	68,300	3,898,564
Compass Bancshares, Inc.	49,100	2,229,631
Fifth Third Bancorp #	236,900	10,606,013
First Horizon National Corp.	49,300	2,097,715
Huntington Bancshares, Inc. #	92,600	2,085,352
KeyCorp	162,900	5,375,700
M&T Bank Corp.	46,500	4,603,965
Marshall & Ilsley Corp.	89,500	3,623,855
Mellon Financial Corp.	169,700	4,866,996
National City Corp.	271,400	9,707,978
North Fork Bancorp., Inc.	188,500	5,430,685
Northern Trust Corp.	87,800	3,709,550
PNC Financial Services Group	113,200	5,958,848
Providian Financial Corp. +#	117,400	2,013,410
Regions Financial Corp. #	186,200	6,006,812
State Street Bank & Trust Co.	133,600	5,858,360
SunTrust Banks, Inc.	148,500	10,757,340
Synovus Financial Corp. #	124,000	3,367,840
U.S. Bancorp	747,900	22,250,025
Wachovia Corp.	642,400	34,053,624
Wells Fargo & Co.	677,700	40,241,826
Zions Bancorp.	35,900	2,372,990

		288,221,965

Beverages - 2.30%

Anheuser-Busch Cos., Inc.	316,500	15,017,925
Brown-Forman Corp., Class B	48,800	2,483,920
Coca-Cola Co.	969,100	41,477,480
Coca-Cola Enterprises, Inc. #	188,000	4,013,800
Molson Coors Brewing Co. #	33,400	2,322,302
Pepsi Bottling Group, Inc. #	100,200	2,727,444
PepsiCo, Inc.	674,700	36,339,342

		104,382,213

Broadcasting - 0.88%

Clear Channel Communications, Inc.	229,700	7,644,416
Comcast Corp., Class A +	889,200	28,943,460
Univision Communications, Inc., Class A +	129,500	3,417,505

		40,005,381

Building Materials - 0.33%

American Standard Cos., Inc.	85,900	3,934,220
Masco Corp.	179,500	6,052,740
Sherwin-Williams Co.	56,600	2,507,380
Vulcan Materials Co. #	41,000	2,372,260

		14,866,600

Chemical - 1.77%

Air Products & Chemicals, Inc.	91,100	5,704,682

Ashland, Inc.	28,500	1,860,765
Dow Chemical Co.	377,700	20,830,155
E.I. du Pont de Nemours and Co.	397,800	21,202,740
Eastman Chemical Co.	31,200	1,801,488
Ecolab, Inc.	103,200	3,272,472
Engelhard Corp.	49,000	1,482,250
Great Lakes Chemical Corp.	20,500	547,350
Hercules, Inc. +	44,800	642,432
Monsanto Co.	105,900	6,224,802
PPG Industries, Inc.	68,900	4,957,355
Praxair, Inc.	130,100	5,832,383
Rohm & Haas Co.	90,100	4,340,117
Sigma-Aldrich Corp. #	27,700	1,706,597

		80,405,588

Commercial Services - 0.60%

Ball Corp.	45,100	2,002,440
Cendant Corp.	421,700	9,328,004
Cintas Corp. #	68,800	3,012,064
Convergys Corp. +	56,700	849,933
Fluor Corp. #	33,600	2,108,400
Moody’s Corp.	59,200	4,967,472
Paychex, Inc. #	151,500	4,837,395

		27,105,708

Conglomerates - 4.83%

3M Co.	311,800	26,172,492
Eaton Corp.	60,800	4,240,800
General Electric Co. @	4,234,800	149,064,960
ITT Industries, Inc.	37,000	3,254,150
Loews Corp.	74,300	5,296,104
Textron, Inc.	55,100	4,261,985
Tyco International, Ltd.	805,800	26,978,184

		219,268,675

Drugs - 5.19%

Abbott Laboratories	623,800	28,688,562
Allergan, Inc.	52,600	3,954,468
Bristol-Myers Squibb Co.	779,300	19,505,879
Caremark Rx, Inc. +	182,100	6,970,788
Eli Lilly & Co.	453,300	25,384,800
Forest Laboratories, Inc. +	147,600	6,302,520
King Pharmaceuticals, Inc. +#	96,800	924,440
Merck & Co., Inc.	888,300	28,159,110
Mylan Laboratories, Inc. #	107,800	1,897,280
Pfizer, Inc. @	3,016,600	79,306,414
Schering-Plough Corp.	589,900	11,178,605
Watson Pharmaceuticals, Inc. +	43,900	1,393,386
Wyeth	534,400	21,814,208

		235,480,460

Electronics/Electrical Equipment - 1.41%

Agilent Technologies, Inc. +	194,500	4,668,000
American Power Conversion Corp. #	76,600	1,686,732
Applera Corp. - Applied Biosystems Group #	78,500	1,612,390
Comverse Technology, Inc. +	79,200	1,838,232
Emerson Electric Co.	168,100	11,148,392
Fisher Scientific International, Inc. +#	47,000	2,850,550
Jabil Circuit, Inc. +#	80,700	2,074,797
JDS Uniphase Corp. +#	578,400	1,098,960
Johnson Controls, Inc.	76,200	4,503,420
Millipore Corp. +	19,900	900,674
Molex, Inc.	75,500	1,897,315
NVIDIA Corp. +	66,600	1,930,734
Parker Hannifin Corp.	47,900	3,151,820
Perkinelmer, Inc.	51,300	1,137,834
Pitney Bowes, Inc.	92,400	4,237,464
PMC-Sierra, Inc. +#	71,400	710,430
Power-One, Inc. +#	33,600	195,552
Sanmina-SCI Corp. +#	208,800	1,158,840
Solectron Corp. +	388,900	1,925,055
Symbol Technologies, Inc.	96,400	1,709,172
Tektronix, Inc.	36,100	1,044,012
Thermo Electron Corp. +	64,100	1,760,186
W. W. Grainger, Inc. #	36,100	2,266,358
Waters Corp. +	48,400	2,364,340
Xerox Corp. +	382,000	5,959,200

		63,830,459

Finance Companies - 0.47%

MBNA Corp.	511,800	12,984,366
SLM Corp.	172,200	8,403,360

		21,387,726

Financial Services - 7.71%

American Express Co.	502,800	27,226,620
Bear Stearns Cos., Inc. #	45,400	4,517,300
Capital One Financial Corp. #	97,200	7,453,296
Charles Schwab Corp.	539,500	5,664,750
CIT Group, Inc.	84,200	3,397,470
Citigroup, Inc.	2,078,800	99,200,336
Countrywide Financial Corp.	232,500	8,079,375
E*TRADE Group, Inc. +	149,000	1,977,230
Equifax, Inc.	54,100	1,644,099
Fannie Mae	387,700	22,664,942
Federated Investors, Inc., Class B	43,000	1,270,220
Franklin Resources, Inc.	99,900	7,011,981
Freddie Mac	276,200	17,124,400
Goldman Sachs Group, Inc.	193,900	21,096,320
H & R Block, Inc. #	66,000	3,517,800
Janus Capital Group, Inc. #	94,600	1,327,238
JPMorgan Chase & Co.	1,427,000	52,156,850
Lehman Brothers Holdings, Inc.	107,900	9,838,322
Merrill Lynch & Co., Inc.	373,100	21,856,198
Morgan Stanley	438,400	24,756,448
Principal Financial Group, Inc.	123,000	4,799,460
T. Rowe Price Group, Inc.	51,300	3,149,307

		349,729,962

Foods - 1.47%

Archer-Daniels-Midland Co.	262,200	6,319,020
Campbell Soup Co.	164,800	4,564,960
ConAgra Foods, Inc.	206,000	5,627,920
General Mills, Inc. #	145,900	7,640,783
H J Heinz Co.	139,900	5,265,836
Hershey Foods Corp.	98,600	6,211,800
Kellogg Co.	165,400	7,277,600
McCormick & Co., Inc. #	54,800	2,081,852
Sara Lee Corp.	314,400	7,042,560
Sysco Corp.	256,300	8,821,846
Wm. Wrigley Jr. Co.	89,900	5,983,744

		66,837,921

Freight - 1.05%

FedEx Corp.	120,400	11,772,712
Ryder System, Inc.	25,800	1,095,468
United Parcel Service, Inc., Class B	448,900	34,785,261

		47,653,441

Hardware & Tools - 0.11%

Black & Decker Corp.	32,300	2,678,316
Snap-on, Inc.	23,000	761,300
Stanley Works	33,000	1,526,250

		4,965,866

Healthcare - 0.37%

Bausch & Lomb, Inc. #	21,400	1,514,906
Health Management Associates, Inc., Class A #	97,500	2,239,575
Laboratory Corp. of America Holdings+	55,400	2,653,106
Manor Care, Inc.	34,600	1,178,822
McKesson Corp.	117,700	4,394,918
Medco Health Solutions, Inc. +	109,200	4,850,664

		16,831,991

Heavy Duty Trucks/Parts - 0.16%

Dana Corp.	60,000	865,200
Navistar International Corp. +#	28,000	1,104,880
PACCAR, Inc.	69,600	5,238,096

		7,208,176

Home Builders - 0.21%

Centex Corp. #	49,800	3,166,782
KB Home	18,600	2,321,280
Pulte Homes, Inc.	51,100	3,986,822

		9,474,884

Hospital Management - 0.22%

HCA, Inc.	168,700	7,964,327
Tenet Healthcare Corp. +#	186,900	2,039,079

		10,003,406

Hospital Supplies - 3.09%

AmerisourceBergen Corp.	44,500	2,665,550
Becton, Dickinson and Co.	101,500	6,076,805
Cardinal Health, Inc.	173,100	10,135,005
CR Bard, Inc.	41,900	2,786,350
Hospira, Inc. +	62,500	1,850,000
Johnson & Johnson	1,188,800	77,985,280
Medtronic, Inc.	484,200	25,236,504
St. Jude Medical, Inc. +	143,200	5,599,120
Stryker Corp.	161,000	7,995,260

		140,329,874

Household Products - 2.65%

Alberto-Culver Co., Class B	36,500	1,907,855
Avon Products, Inc.	189,400	8,100,638
Clorox Co. #	60,900	3,656,436
Colgate-Palmolive Co.	212,400	11,240,208
Fortune Brands, Inc. #	57,700	4,673,700
Gillette Co.	397,700	19,984,425
International Flavors & Fragrances, Inc.	37,700	1,556,633
Kimberly-Clark Corp.	195,400	12,892,492
Newell Rubbermaid, Inc. #	110,100	2,454,129
Procter & Gamble Co.	1,016,100	53,944,749

		120,411,265

Human Resources - 0.04%

Robert Half International, Inc.	69,400	2,024,398

Information Processing - Hardware - 3.71%

Apple Computer, Inc. +	322,000	14,444,920
Dell, Inc. +	995,100	39,893,559
EMC Corp. +	959,900	12,152,334
Gateway, Inc. +	149,700	703,590
Hewlett-Packard Co.	1,209,701	25,161,781
International Business Machines Corp.	666,800	61,732,344
Lexmark International, Inc., Class A +	51,700	4,142,721
Network Appliance, Inc. +#	143,700	4,312,437
Sun Microsystems, Inc. +	1,347,100	5,684,762

		168,228,448

Information Processing - Services - 1.81%

Affiliated Computer Services, Inc., Class A +#	51,500	2,662,550
Computer Sciences Corp. +	75,800	3,504,234
eBay, Inc. +	531,000	22,748,040
Electronic Data Systems Corp.	205,800	4,383,540
First Data Corp.	332,400	13,635,048
Fiserv, Inc. +#	78,300	2,970,702

Monster Worldwide, Inc. +#	47,700	1,376,145
NCR Corp. +	74,600	2,908,654
SunGard Data Systems, Inc. +	115,700	3,020,927
Symantec Corp. +	284,200	6,255,242
Unisys Corp. +	134,600	1,033,728
Yahoo!, Inc. +	550,700	17,771,089

		82,269,899

Information Processing - Software - 3.95%

Adobe Systems, Inc.	95,600	5,903,300
Autodesk, Inc.	92,000	2,734,240
Automatic Data Processing, Inc.	233,300	10,022,568
BMC Software, Inc. +	88,900	1,329,055
Citrix Systems, Inc. +	67,900	1,527,750
Computer Associates International, Inc.	234,600	6,355,314
Compuware Corp. +	155,100	1,048,476
IMS Health, Inc. #	92,900	2,262,115
Intuit, Inc. +	75,100	3,214,280
Mercury Interactive Corp. +	33,800	1,550,744
Microsoft Corp. @	4,354,700	109,651,346
Novell, Inc. +	150,600	789,144
Oracle Corp. +	2,054,300	26,521,013
Parametric Technology Corp. +	107,800	619,850
Siebel Systems, Inc. +#	203,600	1,736,708
VERITAS Software Corp. +	169,100	4,095,602

		179,361,505

Insurance - 5.42%

ACE, Ltd. #	113,800	5,059,548
Aetna, Inc.	59,100	8,629,782
AFLAC, Inc.	202,700	7,769,491
Allstate Corp.	274,900	14,756,632
AMBAC Financial Group, Inc.	43,500	3,383,430
American International Group, Inc. (1)	1,043,300	69,692,440
Aon Corp. #	126,800	3,107,868
Chubb Corp.	76,700	6,067,737
CIGNA Corp.	53,800	4,885,040
Cincinnati Financial Corp.	67,300	3,010,329
Hartford Financial Services Group, Inc.	117,600	8,461,320
Humana, Inc. +	63,900	2,125,953
Jefferson-Pilot Corp.	54,700	2,678,112
Lincoln National Corp. #	69,900	3,274,815
Marsh & McLennan Cos., Inc. #	211,100	6,892,415
MBIA, Inc. #	56,400	3,305,040
MetLife, Inc.	298,200	12,238,128
MGIC Investment Corp. #	38,800	2,434,312
Progressive Corp. #	80,200	6,985,420
Prudential Financial, Inc. #	205,500	11,713,500
Safeco Corp. #	50,800	2,422,652
St. Paul Travelers Cos., Inc.	268,200	10,277,424
Torchmark Corp. #	43,300	2,256,363
UnitedHealth Group, Inc.	261,800	23,865,688
UnumProvident Corp. #	118,800	2,010,096
WellPoint, Inc. +	118,200	14,427,492
Xl Capital, Ltd., Class A	55,500	4,162,500

		245,893,527

Leisure & Tourism - 2.03%

Brunswick Corp.	38,500	1,795,640
Carnival Corp.	253,700	13,796,206
Darden Restaurants, Inc.	63,000	1,688,400
Electronic Arts, Inc. +	122,300	7,887,127
Harley-Davidson, Inc.	117,700	7,283,276
Harrah’s Entertainment, Inc. #	44,900	2,944,991
Hasbro, Inc.	70,900	1,497,408
Hilton Hotels Corp.	154,600	3,255,876
International Game Technology	138,000	4,203,480
Marriott International, Inc., Class A	89,600	5,743,360
Mattel, Inc.	166,200	3,476,904
McDonald’s Corp.	503,600	16,659,088
Sabre Holdings Corp., Class A	54,300	1,144,644
Starbucks Corp. +	160,200	8,299,962
Starwood Hotels & Resorts Worldwide, Inc., Class B	83,000	4,750,920
Wendy’s International, Inc.	45,700	1,729,745
Yum! Brands, Inc.	117,300	5,721,894

		91,878,921

Machinery - 1.09%

Caterpillar, Inc.	136,700	12,993,335
Cooper Industries, Ltd., Class A #	36,800	2,552,816
Cummins, Inc. #	18,200	1,336,062
Deere & Co.	99,400	7,068,334
Dover Corp.	81,500	3,151,605
Illinois Tool Works, Inc. #	118,400	10,626,400
Ingersoll-Rand Co., Class A #	69,000	5,813,250
Pall Corp.	49,700	1,345,379
Rockwell Automation, Inc.	73,800	4,586,670

		49,473,851

Medical - Biomedical/Gene - 0.98%

Amgen, Inc. +	508,800	31,347,168
Biogen Idec, Inc. +	133,600	5,163,640
Genzyme Corp. +	99,300	5,569,737
MedImmune, Inc. +	99,600	2,398,368

		44,478,913

Medical Technology - 1.07%

Baxter International, Inc.	246,900	8,804,454
Biomet, Inc.	101,400	4,281,108
Boston Scientific Corp. +	338,300	11,048,878
Chiron Corp. +#	74,800	2,661,384
Guidant Corp.	127,600	9,364,564
Quest Diagnostics, Inc.	40,500	4,025,700
Zimmer Holdings, Inc. +	98,300	8,443,970

		48,630,058

Metals - 0.75%

Alcoa, Inc.	348,700	11,200,244
Allegheny Technologies, Inc.	38,300	942,563
Freeport-McMoRan Copper & Gold, Inc., Class B #	71,500	2,990,130
Newmont Mining Corp.	177,800	8,004,556
Nucor Corp.	63,700	3,971,058
Phelps Dodge Corp. #	38,200	4,066,390
United States Steel Corp.	45,500	2,837,380

		34,012,321

Multimedia - 2.46%

Gannett Co., Inc. #	102,200	8,048,250
McGraw-Hill Cos., Inc.	76,100	6,989,785
Meredith Corp.	20,000	917,800
News Corp., Class A #	1,046,500	17,413,760
Time Warner, Inc. +	1,834,700	31,611,881
Viacom, Inc., Class B	683,000	23,836,700
Walt Disney Co.	818,500	22,868,890

		111,687,066

Oil & Gas - 8.58%

Amerada Hess Corp. #	36,700	3,684,680
Anadarko Petroleum Corp.	99,100	7,616,826
Apache Corp. #	130,800	8,224,704
Baker Hughes, Inc.	134,400	6,354,432
BJ Services Co.	64,700	3,232,412
Burlington Resources, Inc.	156,800	7,781,984
ChevronTexaco Corp.	848,600	52,681,088
ConocoPhillips	276,500	30,661,085
Devon Energy Corp.	194,700	9,110,013
Dynegy, Inc., Class A +#	152,200	633,152
El Paso Corp.	257,700	3,177,441
EOG Resources, Inc. #	47,500	4,328,200
Exxon Mobil Corp. @	2,584,100	163,599,371
Halliburton Co.	200,900	8,833,573
Kerr-McGee Corp.	60,800	4,721,728
Kinder Morgan, Inc.	49,600	3,976,432
Marathon Oil Corp.	138,800	6,570,792
Nabors Industries, Ltd. +	59,900	3,438,260
Noble Corp. +	54,200	3,093,194
Occidental Petroleum Corp.	158,100	11,109,687
Peoples Energy Corp.	15,100	645,978
Rowan Cos., Inc.	43,000	1,362,240
Schlumberger, Ltd. #	235,800	17,791,110
Sunoco, Inc.	27,800	2,754,980
Transocean, Inc. +#	128,800	6,244,224
Unocal Corp.	105,400	5,702,140
Valero Energy Corp.	102,800	7,323,472
XTO Energy, Inc.	104,300	4,747,736

		389,400,934

Paper/Forest Products - 0.72%

Avery Dennison Corp.	44,200	2,682,940
Bemis Co., Inc.	42,800	1,277,152
Georgia-Pacific Corp.	103,400	3,702,754
International Paper Co. #	194,900	7,279,515
Louisiana-Pacific Corp.	44,100	1,158,507
Meadwestvaco Corp.	81,200	2,546,432
Pactiv Corp. +	59,500	1,345,295
Plum Creek Timber Co., Inc.	73,500	2,759,925
Sealed Air Corp. +	33,500	1,751,045
Temple-Inland, Inc.	22,400	1,796,480
Weyerhaeuser Co.	96,100	6,431,973

		32,732,018

Photography - 0.09%

Eastman Kodak Co. #	114,800	3,902,052

Pollution Control - 0.17%

Allied Waste Industries, Inc. +	127,500	1,048,050
Waste Management, Inc.	229,200	6,701,808

		7,749,858

Publishing - 0.30%

Dow Jones & Co., Inc. #	32,800	1,216,880
Knight-Ridder, Inc. #	30,800	2,017,400
New York Times Co., Class A	58,100	2,129,946
R. R. Donnelley & Sons Co. #	88,000	2,922,480
Tribune Co. #	127,300	5,184,929

		13,471,635

Railroads & Equipment - 0.52%

Burlington Northern Santa Fe Corp.	150,600	7,570,662
CSX Corp.	86,100	3,556,791
Norfolk Southern Corp.	158,600	5,692,154
Union Pacific Corp.	104,000	6,598,800

		23,418,407

Real Estate Investment Trusts - 0.47%

Apartment Investment & Management Co., Class A	38,000	1,453,880
Archstone-Smith Trust	78,400	2,652,272
Equity Office Properties Trust	161,500	4,872,455
Equity Residential	113,300	3,717,373
Prologis Trust	73,700	2,930,312
Simon Property Group, Inc.	88,600	5,489,656

		21,115,948

Retail - 6.21%

Albertson’s, Inc. #	147,400	3,300,286
Bed Bath & Beyond, Inc. +	120,500	4,521,160
Best Buy Co., Inc.	129,900	7,017,198
Big Lots, Inc. +#	45,200	527,484
Circuit City Stores, Inc. #	78,300	1,223,829
Costco Wholesale Corp.	187,900	8,754,261
CVS Corp.	160,300	7,987,749
Dillard’s, Inc., Class A #	32,900	766,570
Dollar General Corp.	131,300	2,787,499
Express Scripts, Inc., Class A +	30,400	2,288,816
Family Dollar Stores, Inc. #	67,200	2,212,224

Federated Department Stores, Inc.	67,800	3,827,310
Gap, Inc.	351,200	7,491,096
Home Depot, Inc.	879,600	35,201,592
J.C. Penney Co., Inc.	114,400	5,089,656
Kohl’s Corp. +	137,400	6,577,338
Kroger Co. +	296,100	5,326,839
Limited Brands, Inc.	162,800	3,871,384
Lowe’s Cos., Inc.	309,500	18,192,410
May Department Stores Co.	117,000	4,037,670
Nordstrom, Inc. #	56,100	3,015,936
Office Depot, Inc. +	125,100	2,408,175
OfficeMax, Inc.	37,500	1,183,875
RadioShack Corp.	63,500	1,877,060
Safeway, Inc. +	179,300	3,299,120
Sears, Roebuck and Co. #	82,800	4,134,204
Staples, Inc.	199,400	6,285,088
SUPERVALU, Inc.	53,800	1,709,226
Target Corp.	358,700	18,229,134
Tiffany & Co. #	58,300	1,757,745
Toys “R” Us, Inc. +#	86,100	1,969,107
Wal-Mart Stores, Inc. @	1,696,300	87,546,043
Walgreen Co.	409,400	17,534,602

		281,951,686

Savings & Loan - 0.57%

Golden West Financial Corp. #	122,700	7,593,903
Sovereign Bancorp, Inc.	150,100	3,443,294
Washington Mutual, Inc. #	349,700	14,673,412

		25,710,609

Schools - 0.12%

Apollo Group, Inc., Class A +	74,200	5,464,088

Semiconductors - 3.07%

Advanced Micro Devices, Inc. +	154,600	2,697,770
Altera Corp. +	149,100	3,092,334
Analog Devices, Inc.	150,500	5,526,360
Applied Materials, Inc. +	680,200	11,903,500
Applied Micro Circuits Corp. +	123,400	425,730
Broadcom Corp., Class A +	131,800	4,250,550
Freescale Semiconductor, Inc., Class B +	156,100	2,993,998
Intel Corp.	2,532,700	60,734,146
KLA-Tencor Corp. +	78,300	3,868,803
Linear Technology Corp.	123,000	4,804,380
LSI Logic Corp. +#	154,200	983,796
Maxim Integrated Products, Inc.	130,300	5,605,506
Micron Technology, Inc. +	245,300	2,820,950
National Semiconductor Corp.	143,500	2,862,825
Novellus Systems, Inc. +	56,000	1,653,960
QLogic Corp. +	37,100	1,494,759
Teradyne, Inc. +	77,800	1,199,676
Texas Instruments, Inc.	692,100	18,319,887
Xilinx, Inc.	139,500	4,212,900

		139,451,830

Telecommunications - 4.89%
ADC Telecommunications, Inc. +	324,000	745,200
Alltel Corp. #	121,700	6,961,240
Andrew Corp. +#	64,400	779,240
Avaya, Inc. +	183,400	2,567,600
BellSouth Corp.	733,700	18,929,460
CenturyTel, Inc. #	53,900	1,813,196
Ciena Corp. +#	229,000	453,420
Cisco Systems, Inc. +	2,637,600	45,946,992
Citizens Communications Co.	134,400	1,792,896
Corning, Inc. +	561,700	6,442,699
Lucent Technologies, Inc. +#	1,770,700	5,436,049
Motorola, Inc.	975,100	15,270,066
Nextel Communications, Inc., Class A +	445,100	13,099,293
QUALCOMM, Inc.	656,600	23,709,826
Qwest Communications International, Inc. +#	727,400	2,836,860
SBC Communications, Inc. #	1,328,000	31,938,400
Scientific-Atlanta, Inc. #	61,400	1,897,260
Tellabs, Inc. +	185,100	1,312,359
Verizon Communications, Inc.	1,109,100	39,894,327

		221,826,383

Therapeutics - 0.13%

Gilead Sciences, Inc. +	173,400	5,990,970

Tobacco - 1.38%

Altria Group, Inc.	822,200	53,977,430
Reynolds American, Inc. #	59,100	4,843,245
UST, Inc.	66,200	3,617,830

		62,438,505

Utilities - Communication - 0.44%

AT&T Corp. #	318,800	6,194,284
Sprint Corp.	589,200	13,952,256

		20,146,540

Utilities - Electric - 2.86%

AES Corp. +	259,900	4,350,726
Allegheny Energy, Inc. +#	55,000	1,041,150
Ameren Corp. #	78,000	4,014,660
American Electric Power Co., Inc. #	158,500	5,293,900
Calpine Corp. +#	214,000	708,340
CenterPoint Energy, Inc.	123,300	1,477,134
Cinergy Corp.	76,700	3,102,515
CMS Energy Corp. +#	78,000	946,920
Cons. Edison, Inc. #	96,900	4,142,475
Constellation Energy Group, Inc.	70,400	3,623,488
Dominion Resources, Inc.	132,800	9,565,584
DTE Energy Co.	69,700	3,082,134
Duke Energy Corp. #	383,200	10,342,568
Edison International, Inc.	130,500	4,238,640
Entergy Corp.	89,500	6,186,240
Exelon Corp.	265,400	12,038,544

FirstEnergy Corp.	132,100	5,447,804
FPL Group, Inc.	74,300	5,895,705
NiSource, Inc.	108,300	2,451,912
PG&E Corp. +#	161,500	5,681,570
Pinnacle West Capital Corp.	36,700	1,532,225
PPL Corp.	75,700	4,128,678
Progress Energy, Inc. #	99,000	4,290,660
Public Service Enterprise Group, Inc.	95,200	5,193,160
Southern Co.	296,300	9,517,156
TECO Energy, Inc. #	80,000	1,271,200
TXU Corp.	96,200	7,335,250
Xcel Energy, Inc. #	160,400	2,842,288

		129,742,626

Utilities - Gas, Distribution - 0.15%

Keyspan Corp.	64,300	2,543,065
Nicor, Inc. #	17,700	660,033
Sempra Energy	93,500	3,740,000

		6,943,098

Utilities - Gas, Pipeline - 0.09%

Williams Cos., Inc.	222,900	4,197,207

Total Long-Term Investment Securities - 99.05%
(Cost $2,999,063,880)		4,494,790,057

SHORT-TERM INVESTMENT SECURITIES - 4.63%

Collective Investment Pool - 4.13%

Securities Lending Quality Trust (2)	$187,332,110	187,332,110

Commercial Paper - 0.44%

Illinois Tool Works, Inc.:
2.58% due 03/17/2005 @	10,000,000	9,988,676
San Paolo Financial:
2.64% due 03/01/2005 @	10,000,000	10,000,000

		19,988,676

United States Treasury Bills - 0.06%

United States Treasury Bills:
2.45% due 03/24/2005 @	3,000,000	2,995,362

Total Short-Term Investment Securities
(Cost $210,316,148)		210,316,148

REPURCHASE AGREEMENT - 0.27%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $12,191, 830 and collateralized by Federal National Mtg. Assoc. Notes,, bearing interest at 2.75%, due 8/11/06 and having an approximate value of $12,560,697 (Cost $12,191,000) @	12,191,000	12,191,000

TOTAL INVESTMENTS
(Cost $3,221,571,028) (3)	103.95%	4,717,297,205
Liabilities in excess of other assets	(3.95)%	(179,265,458)

NET ASSETS	100.00%	$4,538,031,747

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2005	Unrealized Appreciation (Depreciation)

136 Long	S & P 500 Index	March 2005	$40,968,675	$40,939,400	$(29,275)

See Notes to Schedule of Investments

VALUE FUND

SCHEDULE OF INVESTMENTS - February 28, 2005 (Unaudited)

	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 95.52%
Aerospace/Defense - 9.55%

Empresa Brasileira de Aeronautica SA ADR	8,500	$286,960
Honeywell International, Inc.	27,930	1,060,502
Raytheon Co.	18,020	689,085

		2,036,547

Banks - 6.80%

Bank of America Corp.	17,860	833,169
Wells Fargo & Co.	10,390	616,958

		1,450,127

Broadcasting - 6.20%

Liberty Media Corp. +	50,010	507,101
UnitedGlobalCom, Inc., Class A +	87,690	815,517

		1,322,618

Chemical - 2.16%

Praxair, Inc.	10,280	460,852

Commercial Services - 4.07%

Cendant Corp.	39,300	869,316

Conglomerates - 5.40%

General Electric Co.	21,650	762,080
Tyco International, Ltd.	11,630	389,372

		1,151,452

Drugs - 2.06%

Wyeth	10,760	439,223

Financial Services - 11.61%

Citigroup, Inc.	21,160	1,009,755
Countrywide Financial Corp.	7,550	262,363
Franklin Resources, Inc.	4,400	308,836
Freddie Mac	4,960	307,520
Lehman Brothers Holdings, Inc.	6,440	587,199

		2,475,673

Information Processing - Hardware - 4.78%

International Business Machines Corp.	11,010	1,019,306

Information Processing - Services - 1.19%

Synopsys, Inc. +	13,980	253,038

Information Processing - Software - 4.41%

Compuware Corp. +	16,470	111,337
Microsoft Corp.	16,270	409,679
Novell, Inc. +	79,970	419,043

		940,059

Insurance - 4.89%

Everest Reinsurance Group, Ltd.	2,600	225,862
Genworth Financial, Inc.	10,730	302,157
Platinum Underwriters Holdings, Ltd.	10,200	316,200
Prudential Financial, Inc.	3,480	198,360

		1,042,579

Leisure & Tourism - 3.39%

McDonald’s Corp.	6,620	218,990
Take-Two Interactive Software, Inc. +	13,780	505,312

		724,302

Metals - 2.23%

Alcan, Inc.	1,910	76,343
Inco, Ltd. +	6,680	277,220
Novelis, Inc. +	358	8,420
Phelps Dodge Corp.	1,080	114,966

		476,949

Oil & Gas - 10.92%

BP, PLC ADR	18,030	1,170,508
Halliburton Co.	8,061	354,442
Kinder Morgan, Inc.	2,100	168,357
Lukoil ADR	1,740	243,165
Petroleo Brasileiro SA ADR	8,040	392,352

		2,328,824

Telecommunications - 3.94%

IDT Corp., Class B +	26,990	413,487
Verizon Communications, Inc.	11,870	426,964

		840,451

Tobacco - 5.41%

Altria Group, Inc.	17,580	1,154,127

Utilities - Electric - 5.44%

AES Corp. +	43,980	736,225
PG&E Corp. +	5,880	206,858
Reliant Resources, Inc. +	18,230	218,578

		1,161,661

Utilities - Gas, Distribution - 1.07%

Sempra Energy	5,691	227,640

Total Long-Term Investment Securities - 95.52%
(Cost $18,236,315)		20,374,744

REPURCHASE AGREEMENT - 5.47%

Agreement with State Street Bank & Trust Co., bearing interest at 2.45%, dated 2/28/05, to be repurchased 3/1/05 in the amount of $1,167,079 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.63%, due 1/15/08 and having an approximate value of $1,192,734 (Cost $1,167,000)	$1,167,000	1,167,000

TOTAL INVESTMENTS
(Cost $19,403,315) (1)	100.99%	21,541,744
Liabilities in excess of other assets	(0.99)%	(211,980)

NET ASSETS	100.00%	$21,329,764

ADR	American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis

See Note to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.

Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock pursuant to procedures adopted in good faith under the direction of the Fund’s Directors.

Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value.

Securities for which quotations are not readily available or if a development /event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund’s Directors.

Note 2 — Repurchase Agreements

As of February 28, 2005, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	2.96%	$4,110,000
Large Cap Growth	3.12%	4,341,000
Large Capital Growth	0.12%	163,000
Money Market I	1.19%	1,655,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated February 28, 2005, bearing interest at a rate of 2.50% per annum, with a principal amount of $138,941,000, a repurchase price of $138,950,649, and maturity date of March 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	2.48%	3/24/05	$43,295,000	$43,230,058
U.S. Treasury Bills	2.95%	8/11/05	99,790,000	98,492,730

As of February 28, 2005, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	10.00%	$20,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated February 28, 2005, bearing interest at a rate of 2.59% per annum, with a principal amount of $200,000,000, a repurchase price of $200,014,389, and maturity date of March 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	1.88%	7/15/13	$150,000,000	$160,125,000
U.S. Treasury Inflation Index Bonds	3.88%	4/15/29	27,147,000	43,876,339

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the period ended February 28, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/04	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at 2/28/05
Asset Allocation	American International Group, Inc.	$5,429	$1,850,825	$—	$—	$—	$(164,125)	$1,686,700
Blue Chip Growth	American International Group, Inc.	645	219,900	—	—	—	(19,500)	200,400
Core Equity	American International Group, Inc.	19,591	7,584,718		2,433,054	250,418	(794,552)	4,607,530
Growth & Income	American International Group, Inc.	3,857	2,019,415	—	1,947,739	1,385,006	(1,456,682)	—
Small Cap Index	21st Century Insurance Group	684	151,988	29,541	20,411	(2,499)	14,483	173,102
Social Awareness	American International Group, Inc.	9,064	3,090,328	—	—	—	(274,040)	2,816,288
Stock Index	American International Group, Inc.	225,336	77,140,920	497,597	1,106,064	942,652	(7,782,665)	69,692,440

During the period, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

	International Growth I	Mid Capital Growth	Small Cap Fund	Value Fund
J.P. Morgan	$3,089	$—	$—	$—
J.P. Morgan Securities, Inc.	7,718	—	3,141	—
J.P. Morgan Securities, Ltd.	12,598	—	—	—
Morgan Stanley & Co., Inc.	—	5	—	—
Oppenheimer & Co., Inc.	—	—	—	56

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited) (continued)

Note 4 — Federal Income Taxes

As of February 28, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income Tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$173,952,595	$29,018,633	$5,265,305	$23,753,328
Blue Chip Growth	43,391,359	6,587,598	2,156,331	4,431,267
Capital Conservation	90,230,737	581,382	928,447	(347,065)
Core Equity	537,286,223	80,455,164	50,421,396	30,033,768
Government Securities	149,666,720	934,594	1,799,797	(865,203)
Growth & Income	167,906,814	18,900,742	3,148,002	15,752,740
Health Sciences	178,031,759	23,681,599	14,289,409	9,392,190
Income & Growth	237,267,223	31,337,592	14,903,233	16,434,359
Inflation Protected	4,988,225	1,506	36,578	(35,072)
International Equities	402,173,824	58,414,890	7,004,721	51,410,169
International Government Bond*	136,019,274	14,631,289	312,243	14,319,046
International Growth I	462,739,355	71,005,049	2,248,210	68,756,839
Large Cap Growth	372,506,999	29,081,455	10,023,398	19,058,057
Large Capital Growth	9,969,359	297,346	356,101	(58,755)
Mid Cap Index	1,818,394,260	499,218,776	175,080,627	324,138,149
Mid Capital Growth	9,846,456	458,415	335,483	122,932
Money Market I	418,106,742	—	—	—
NASDAQ-100 Index	88,497,040	17,306,323	7,944,263	9,362,060
Science & Technology	1,353,364,141	122,696,415	165,835,520	(43,139,105)
Small Cap	652,011,827	120,054,510	32,312,800	87,741,710
Small Cap Index	721,257,393	13,703,836	47,311,998	87,391,838
Social Awareness	379,184,929	44,951,535	14,678,655	30,272,880
Stock Index	3,245,704,428	1,880,497,969	408,905,193	1,471,592,776
Value	19,761,381	2,350,488	570,125	1,780,363

* The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2004.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 28, 2005

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 28, 2005